As filed with the Securities and Exchange Commission on April 26, 201 7
Registration Nos. 333--199054/811-4420

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
PRE-EFFECTIVE AMENDMENT NO.   [ ]
POST-EFFECTIVE AMENDMENT NO. 3 [ X ]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940
Amendment No. 160  [X]

WRL SERIES LIFE ACCOUNT
(Registrant)

TRANSAMERICA PREMIER LIFE INSURANCE COMPANY
(Depositor)
Former Depositor, Western Reserve Life Assurance Co. of Ohio)
570 Carillon Parkway
St. Petersburg, FL  33716
(Address of Depositor's Principal Executive Offices)
Depositor's Telephone Number:
(727) 299-1800

Arthur D. Woods, Esq.
Transamerica Premier Life Insurance Company
570 Carillon Parkway
St. Petersburg, FL  33716
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

     Immediately upon filing pursuant to paragraph (b)
_X_ on May 1, 201 7 , pursuant to paragraph (b)
      60 days after filing pursuant to paragraph (a) (1)
 _   On ___ (Date) ______, pursuant to paragraph (a) (1)

If appropriate, check the following box:

       This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

INFORMATION REQUIRED IN A PROSPECTUS

P R O S P E C T U S
May 1, 201 7

TRANSAMERICA® XCELERATOR EXEC
issued through
WRL Series Life Account
By
Transamerica Premier Life Insurance Company
Administrative Office
570 Carillon Parkway
St. Petersburg, Florida 33716-1294

Please direct transactions, claim forms, payments and other correspondence and notices as follows:
Transaction Type	Direct or Send to
Telephonic Transaction	1-727- 299-1800 or 1-800-851-9777 (toll free)
Facsimile Transaction	1-727-299-1648 (subaccount transfers only) 1-727-299-1620 (all other facsimile transactions)
Electronic Transaction	www.premier.transamerica.com
All payments made by check, and all claims, correspondence and notices	Mailing Address: 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001

An Individual Flexible Premium Variable Life Insurance Policy

This prospectus describes the Transamerica® Xcelerator Exec, a flexible premium variable life insurance policy (the "Policy").  You can allocate your Policy's cash value to the fixed account (which credits a specified guaranteed interest rate) and/or to the WRL Series Life Account, which invests through its subaccounts in portfolios of the Transamerica Series Trust  – Initial Class ("Series Trust"), the Fidelity Variable Insurance Products Funds – Service Class 2 ("Fidelity VIP Fund"),  the ProFunds, the Access One Trust ("Access Trust"), the AllianceBernstein Variable Products Series Fund, Inc. ("AllianceBernstein"), and the Franklin Templeton Variable Insurance Products Trust ("Franklin Templeton") (collectively, the "funds").  Please refer to the next page of this prospectus for the list of portfolios available to you under the Policy.

The value of your Policy that is allocated to the subaccounts may fluctuate.  You bear the risk that your Policy value may decrease.

If you already own a life insurance policy, it may not be to your advantage to buy additional insurance or to replace your policy with the Policy described in this prospectus. Additionally, it may not be to your advantage to borrow money to purchase the Policy or to take withdrawals from another policy you own to make premium payments under the Policy.

Prospectuses for the underlying portfolios must accompany this prospectus.  Certain portfolios may not be available in all states.  Please read these documents before investing and save them for future reference.

The Policy is not a bank deposit. The Policy is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

Portfolios Available Under Your Product

Transamerica Series Trust*		Transamerica Series Trust* (Cont.)	ProFunds (Cont.)
➢	Transamerica AB Dynamic Allocation VP	➢	Transamerica PIMCO Tactical – Balanced VP	➢	ProFund VP Falling U.S. Dollar
➢	Transamerica Aegon Government Money Market VP	➢	Transamerica PIMCO Tactical – Conservative VP	➢	ProFund VP Financials
➢	Transamerica Aegon High Yield Bond	➢	Transamerica PIMCO Tactical – Growth VP	➢	ProFund VP Government Money Market
➢	Transamerica Aegon U.S. Government Securities VP	➢	Transamerica PIMCO Total Return VP	➢	ProFund VP International
➢	Transamerica Asset Allocation – Conservative VP	➢	Transamerica QS Investors Active Asset Allocation – Conservative VP	➢	ProFund VP Japan
➢	Transamerica Asset Allocation – Growth VP	➢	Transamerica QS Investors Active Asset Allocation – Moderate Growth VP	➢	ProFund VP Mid-Cap
➢	Transamerica Asset Allocation – Moderate Growth VP	➢	Transamerica QS Investors Active Asset Allocation – Moderate VP	➢	ProFund VP NASDAQ-100
➢	Transamerica Asset Allocation – Moderate VP	➢	Transamerica Small/Mid Cap Value VP	➢	ProFund VP Oil & Gas
➢	Transamerica Barrow Hanley Dividend Focused VP	➢	Transamerica T. Rowe Price Small Cap VP	➢	ProFund VP Pharmaceuticals
➢	Transamerica BlackRock Global Allocation VP	➢	Transamerica Torray Concentrated Growth VP	➢	ProFund VP Precious Metals
➢	Transamerica BlackRock Tactical Allocation VP	➢	Transamerica WMC US Growth VP	➢	ProFund VP Short Emerging Markets
➢	Transamerica Clarion Global Real Estate Securities VP		Fidelity Funds	➢	ProFund VP Short International
➢	Transamerica International Moderate Growth VP	➢	Fidelity Index 500 Portfolio	➢	ProFund VP Short NASDAQ-100
➢	Transamerica Janus Balanced VP		AllianceBernstein Variable Products Series Fund	➢	ProFund VP Short Small-Cap
➢	Transamerica Janus Mid-Cap Growth VP	➢	AB Balanced Wealth Strategy Portfolio	➢	ProFund VP Small-Cap
➢	Transamerica Jennison Growth VP		Franklin Templeton Variable Products Trust	➢	ProFund VP Small-Cap Value
➢	Transamerica JPMorgan Core Bond VP	➢	Franklin Founding Funds Allocation VIP Fund	➢	ProFund VP Telecommunications
➢	Transamerica JPMorgan Enhanced Index VP		ProFunds	➢	ProFund VP UltraNASDAQ - 100
➢	Transamerica JPMorgan Tactical Allocation VP	➢	ProFund VP Asia 30	➢	ProFund VP UltraSmall-Cap
➢	Transamerica Managed Risk – Balanced ETF VP	➢	ProFund VP Basic Materials	➢	ProFund VP U.S. Government Plus
➢	Transamerica Managed Risk – Growth ETF VP	➢	ProFund VP Bull	➢	ProFund VP Utilities
➢	Transamerica MFS International Equity VP	➢	ProFund VP Consumer Services		Access Trust
➢	Transamerica Morgan Stanley Capital Growth VP	➢	ProFund VP Emerging Markets	➢	Access VP High Yield Fund
➢	Transamerica Multi-Managed Balanced VP	➢	ProFund VP Europe 30
*Transamerica JPMorgan Mid Cap Value VP, previously offered as an investment option under the Policy, does not accept new investments from current or prospective investors; the prospectus for this portfolio was mailed to policyowners invested in the portfolio under separate cover.

Table of Contents  Transamerica® Xcelerator Exec

Policy Benefits/Risks Summary	1
Transamerica® Xcelerator Exec	1
Policy Benefits	1
Risks of Your Policy	3
Fee Tables	5
Fee Tables for Policies Applied For On Or After October 30, 2008	6
Fee Tables For Policies Applied For Before October 30, 2008 and Issued
Before January 1, 2009	11
Transamerica Premier, the Separate Account, the Fixed Account and the Portfolios	16
Financial Condition of the Company	16
The Separate Account	17
The Fixed Account	18
The Portfolios	18
Selection of Underlying Portfolios	27
Addition, Deletion, or Substitution of Portfolios	28
Your Right to Vote Portfolio Shares	28
Charges and Deductions	28
Premium Expense Charge	29
Monthly Deductions	29
Mortality and Expense Risk Charge	31
Transfer Charge	32
Loan Interest Rate Charge	32
Taxes	32
Rider Charges	32
Portfolio Expenses	32
Revenues We Receive	33
ThePolicy	34
Ownership Rights	34
Modifying Your Policy	35
Purchasing a Policy	35
Tax Free "Section 1035" Exchanges	35
When Insurance Coverage Takes Effect	35
Backdating a Policy	38
Policy Changes After Age 100	38
Premiums	38
Allocating Premiums	38
Premium Flexibility	39
Planned Periodic Payments	39
Premium Limitations & Payments	39
Transfers	40
General	40
Disruptive Trading and Market Timing	41
Telephone, Fax and Online Privileges	43
Fixed Account Transfers	44
Conversion Rights	44
Dollar Cost Averaging	44
Asset Rebalancing Program	45
Third Party Asset Allocation Services	46
Policy Values	47
Cash Value	47
Net Surrender Value	47
Subaccount Value	47
Subaccount Unit Value	47

i

Fixed Account Value	48
Death Benefit	48
Death Benefit Proceeds	48
Death Benefit	49
Choosing Death Benefit Options	52
Increasing/Decreasing the Specified Amount	52
Surrenders and Cash Withdrawals	53
Surrenders	53
Cash Withdrawals	54
Canceling a Policy	55
Signature Guarantees	55
Loans	56
General	56
Loan Interest Spread	57
Effect of Policy Loans	57
Policy Lapse and Reinstatement	57
Lapse	57
Reinstatement	58
Federal Income Tax Considerations	58
Other Policy Information	61
Settlement Options	61
Split Dollar Arrangements	62
Policy Termination	63
Assignment of the Policy	63
Supplemental Benefits (Riders)	63
Disability Waiver of Monthly Deductions Rider	63
Disability Waiver of Premium Rider	64
Living Benefit Rider (an Accelerated Death Benefit)	64
Additional Information	65
Unclaimed and Abandoned Property	65
Sending Forms and Transaction Requests In Good Order	65
Distribution of the Policies	65
Legal Proceedings	67
Financial Statements	67
Glossary	68
Appendices A-1 & B
Monthly Per Unit Charges (Rate per Thousand)	73
Illustrations	81
Appendix A-2
Monthly Per Unit Charges (Rate Per Thousand)	85
Prospectus Back Cover	93

ii

Policy Benefits/Risks Summary   Transamerica®  Xcelerator Exec

This summary describes your Policy's important benefits and risks.  The sections in this prospectus following this summary discuss the Policy in more detail.  Additional discussion is also included in the Statement of Additional Information ("SAI").  For your convenience, we have provided a Glossary at the end of this prospectus that defines certain words and phrases used in this prospectus.
Policy Benefits
The Policy in General
•
The Transamerica® Xcelerator Exec is a flexible premium variable life insurance policy, which gives you the potential for long-term life insurance coverage with the opportunity for tax-deferred accumulation of cash value.

•
The Policy is only available for group or sponsored arrangements and has no surrender or withdrawal charges; no minimum no lapse period; and you may take up to 12 withdrawals each Policy year (after the first Policy year).

•
The Policy is designed to be long-term in nature in order to provide a significant life insurance benefit. The Policy should only be purchased if you have the financial ability to keep it in force for a substantial period of time.  You should consider this Policy in conjunction with other insurance that you own.

•
You may place your money in the fixed account where it earns an interest rate (at least 2% annual interest) declared in advance for a specified period, or in any of the subaccounts of the WRL Series Life Account which are described in this prospectus.  The fixed account is not available to you if your Policy was issued in the State of New Jersey.

•
The Policy's cash value will increase or decrease depending on the investment performance of the subaccounts, the premiums you pay, the fees and charges that we deduct, the interest we credit to the fixed account, and the effects of any Policy transactions (such as transfers, loans and cash withdrawals).  Investment returns are not guaranteed. The Policy is not suitable as a short-term investment or savings vehicle.

•	Your Policy offers supplemental riders, and depending on which riders are selected, certain charges may be deducted from the Policy's cash value as part of the monthly deductions.
•	We offer four (4) bands of coverage under the Policy depending on the initial specified amount of insurance you have selected and any adjustments to the specified amount after issue:

Band 1: $100,000 - $249,999
Band 2: $250,000 - $499,999
Band 3: $500,000 - $999,999
Band 4: $1,000,000 or more

•	Certain Policy charges are based on the specified amount band; generally the higher the band, the lower the charges.
•
You will have a free look period once we deliver your Policy.  You may return the Policy with the owner's original signature and a written request during this period and receive a refund.  We may place your net premium in the reallocation account until the reallocation date as shown on your Policy schedule page.  Please see the section of this prospectus entitled "Canceling a Policy" for a description of the free look period.

•
 You  may apply for an increase in the specified amount any time before the insured's 86th  birthday, and you may decrease the specified amount after your Policy has been in force for three years, but you may not increase and decrease the specified amount in the same Policy year.  If approved, the change will take effect on the next Policy Monthiversary.  Changes are not allowed after the insured reaches age 95.  The amount of your decrease may be limited.  For further details, please see "Death Benefits – Increasing/Decreasing the Specified Amount."

•	We will also allow a one-time decrease of 50% at any point after the seventh Policy year. The new specified amount cannot be less than the minimum specified amount as shown in your Policy.
•
There may be adverse consequences should you take an early withdrawal from the fixed account and/or subaccounts such as a change in your tax status, a reduction in the Policy's specified amount, its death benefit and the Policy's cash value.

Flexibility

The Policy is designed to be flexible to meet your specific circumstances and life insurance needs.  Within certain limits, you can:

•	Choose the timing, amount and frequency of premium payments.
•	Change the Death Benefit Option.
•	Increase or decrease the amount of the Policy's life insurance coverage.
•	Change the beneficiary.
•	Transfer cash value among investment options available under your Policy.
•	Take a loan against the Policy.
•	Take a cash withdrawal or surrender the Policy.
 Death Benefit

If the insured dies while your Policy is in force, we will pay a death benefit to the beneficiary(ies), subject to applicable law and in accordance with the terms of your Policy.  The amount of the death benefit generally depends on the specified amount of insurance that you select, the death benefit option that you choose, your Policy's cash value, and any additional life insurance provided by riders that you purchase. The death benefit proceeds are reduced by any outstanding loan amount, including accrued loan interest, and any charges that are due and unpaid if the insured dies during the grace period.

Choices Among Death Benefit Options.  You may select Option A or B. Each Option is described below:

•	Under Option A the death benefit is the greatest of:
	>	The specified amount; or
	>	The minimum death benefit under the guideline premium test or cash value accumulation test, whichever has been selected; or
	>	The amount required for the Policy to qualify as a life insurance policy under Section 7702 of the Internal Revenue Code.

•	Under Option B the death benefit is the greatest of:
	>	The specified amount, plus the Policy's cash value on the date of the insured's death; or
	>	The minimum death benefit under the guideline premium test or cash value accumulation test, whichever has been selected; or
	>	The amount required for the Policy to qualify as a life insurance policy under Section 7702 of the Internal Revenue Code.

You may choose between two federal income tax compliance tests for life insurance policies to calculate the minimum death benefit:

•	Cash Value Accumulation Test –generally does not limit the amount of premiums you can pay on your Policy.
•	Guideline Premium Test – limits the amount of premiums you can pay on your Policy, and the minimum death benefit will generally be smaller than under the Cash Value Accumulation Test.
The test you choose will generally depend on the amount of premiums you want to pay relative to your desired death benefit.  Note: You may not change tests.

 Further information regarding the death benefit options and the federal income tax compliance tests is included in the section below entitled "Death Benefit."  Note: You should consult your tax advisor when choosing the tax test.

Cash Value

Your cash value is the sum of the value of your investment in the subaccounts plus the fixed account (including the loan reserve account) on any business day.  It is not guaranteed – it depends on the performance of the investment options that you have chosen, the timing and the amount of premium payments you've made, Policy charges, and how much you have withdrawn from the Policy.

You can access your cash value in several ways:

•
Withdrawals – You can withdraw part of your Policy's net surrender value twelve times per year after the first Policy year.  Withdrawals are described in more detail in "Surrenders and Cash Withdrawals – Cash Withdrawals."

•
Loans – After the first Policy year, you can take a loan from the Policy using your Policy's net surrender value as security.  Loans and loan interest rates are described in more detail in the section of this prospectus entitled "Loans." The terms for any loans taken from your cash balance will differ depending on the C.S.O. Table that was in effect at the time your Policy was issued.

•
Surrender – You can surrender or cash in your Policy for its net surrender value while the insured is alive.  Surrenders are described in more detail in the section entitled "Surrenders and Cash Withdrawals – Surrenders."

Investment Options

You can choose to allocate your net premiums and cash value among a selection of variable investment options, each of which invests in a corresponding portfolio of various underlying funds.  Your Policy also offers a fixed account option, which provides a guaranteed minimum rate of interest.

You can transfer cash value among investment options during the life of your Policy. You can accumulate cash value among the variable and fixed account investment options available under the Policy without paying any current income tax.  We may limit the number of transfers out of the fixed account, and, in some cases, we may limit your transfer activity in order to deter disruptive trading and market timing. We may charge a $25 transfer processing fee for each transfer after the first 12 transfers in a Policy year.  For more details, please refer to the section entitled "Transfers" in this prospectus.

Tax Information

We intend the Policy to qualify as a life insurance contract under the Internal Revenue Code so that the death benefit generally should not be taxable income to the beneficiary.  If your Policy is not a Modified Endowment Contract ("MEC") you will generally not be taxed on the gain in the Policy unless you take a cash withdrawal in excess of your basis in the Policy. As well, if your Policy is not a MEC, upon full surrender, any amount by which the proceeds we pay (including amounts we use to discharge any policy loan and unpaid loan interest) exceed your basis in the Policy will be treated as a distribution and subject to federal income tax.     If your Policy is a MEC, cash withdrawals, loans, assignments, and pledges are treated when made first as taxable income to you to the extent of gain then in the policy and then as non-taxable recovery of basis.  In addition, such gains may be subject to a 10% penalty tax if received before age 59½.  Please refer to the section of this prospectus entitled "Federal Income Tax Considerations" for more details.

Risks of Your Policy

Long-Term Financial Planning

Your Policy is designed to help meet long-term financial objectives by paying a death benefit to family members and other named beneficiaries.  The Policy is not suitable as a short-term savings vehicle.  The Policy may not be the right kind of policy if you plan to withdraw money or surrender the Policy for short-term needs.  See the "Fee Tables" section of this prospectus and refer to your Policy for charges assessed when taking cash withdrawals or surrendering your Policy.

Please discuss your insurance needs and financial objectives with your registered representative.

Risk of an Increase in Current Fees and Expenses

Certain fees and expenses are currently assessed at less than their guaranteed maximum levels.  In the future, these charges may be increased up to the guaranteed (maximum) levels.  If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep the Policy in force.

Investment Risks

If you invest your Policy's cash value in one or more subaccounts, then you will be subject to the risk that investment performance of the subaccounts will be unfavorable and that the cash value in your Policy will decrease.  Also, we deduct Policy fees and charges from your cash value, which can significantly reduce your cash value.  During times of poor investment performance, this deduction will have an even greater impact on your cash value.  You could lose everything you invest and your Policy could lapse without value, unless you pay additional premiums.  If you allocate premiums to the fixed account, we credit your fixed account value with interest at a rate declared by us.  You assume the risk that the interest rate on the fixed account may decrease, although it will never be lower than a guaranteed minimum annual effective rate of 2%.

Risks of Managing General Account Assets

The general account assets of Transamerica Premier Life Insurance Company ("TPLIC"; "Transamerica Premier"; the "Company") are used to support the payment of the death benefit under the Policy.  To the extent that Transamerica Premier is required to pay amounts in addition to the Policy subaccount value under the death benefit, such amounts will come from general account assets.  You should be aware that the general account assets are exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk and are also subject to the claims of the Company's general creditors.  The Company's financial statements contained in the Statement of Additional Information include a further discussion of risks inherent in the general account investments.

Premium Payments
If you choose the Guideline Premium Test, the federal tax laws put limits on the premium payments you can make in relation to your Policy's Death Benefit.  We may refuse all or part of a premium payment that you make, or remove all or part of a premium from your Policy and return it to you with earnings under certain circumstances to maintain qualification of the Policy as a life insurance contract for federal income tax purposes.  Please refer to the section of this prospectus entitled "Premiums" for more details.
Lapse
Your Policy may lapse (which means you no longer have insurance coverage) if loans, cash withdrawals, the monthly deductions, and insufficient investment returns reduce the net surrender value to zero.  Your Policy will enter a grace period if on any Monthiversary the net surrender value (that is, the cash value minus any outstanding loan amount and accrued loan interest) is not enough to pay the monthly deductions due.  A Policy lapse may have adverse tax consequences. There are costs associated with reinstating a lapsed Policy.  For a detailed discussion of your Policy's Lapse and Reinstatement provisions, please refer to the section of this prospectus entitled "Policy Lapse and Reinstatement."
Withdrawals and Loans
Making a withdrawal or taking a loan may:
•	Reduce your Policy's specified amount.
•	Reduce the death benefit proceeds paid to your beneficiary.
•	Make your Policy more susceptible to lapsing.
•	Trigger federal income taxes and possibly a penalty tax.
Cash withdrawals will reduce your cash value. Withdrawals taken during periods of poor investment performance by the subaccounts could considerably reduce or eliminate some benefits or guarantees of the Policy.  Be sure to plan carefully before using these Policy benefits.  For a detailed description of withdrawals and loans, and any associated risks, please see "Surrenders and Cash Withdrawals – Cash Withdrawals" and/or "Loans."
Tax Consequences of Withdrawals, Surrenders and Loans
You may be subject to income tax if you take any withdrawals or surrender the Policy, or if your Policy lapses and you have not paid any outstanding Policy indebtedness.  If your Policy is a MEC, cash withdrawals, surrenders, assignments, pledges, and loans that you receive or make during the life of the Policy may be taxable and subject to a federal tax penalty equal to 10% of the taxable amount if taken prior to reaching age 59½.  Note:  If you have not repaid a loan prior to surrender, the loan will be treated as a distribution upon surrender and taxed accordingly.  Other tax issues to consider when you own a life insurance policy are described in more detail in the section of this prospectus entitled "Federal Income Tax Considerations."

Note: You should consult with your own qualified tax advisor to apply the law to your particular circumstances.
Group Policies
We may issue the Policy where a business entity or a trust is the owner of an individual Policy or a collection of individual Policies styled in the manner of a group-sponsored arrangement.  Such Policies generally are purchased as part of strategic structures used to implement a business or estate plan.  Such strategic structures may be subject to special tax rules and consequences, specific accounting procedures and requirements, and/or certain legal restrictions.
Portfolio Risks
A comprehensive discussion of the risks of each portfolio may be found in each portfolio's prospectus within the corresponding fund's prospectus.  Please refer to the fund prospectuses for more information.
There is no assurance that any portfolio will meet its investment objective.

Fee Tables

The following tables describe the types of fees and expenses that you will pay when buying, owning and surrendering the Policy.  Please Note: We have included two versions of each table. Section A includes the fee tables for Policies that were applied for on or after October 30, 2008 (or subsequent state approval), regardless of when such Policies are issued, and are based on the Commissioners 2001 Standard Ordinary Tobacco and Non-Tobacco Mortality Tables ("2001 C.S.O. Tables"). Section B includes the fee tables for Policies that were applied for before October 30, 2008 and issued before January 1, 2009, and are based on the Commissioners 1980 Standard Ordinary Tobacco and Non-Tobacco Mortality Tables ("1980 C.S.O. Tables").  If the amount of a charge depends on the personal characteristics of the insured or the owner, then the fee table lists the minimum and maximum charges we assess under the Policy, and the fees and charges of a representative insured with the characteristics set forth below.  These charges may not be representative of the charges you will pay.

 SECTION A
Fee Tables for Policies Applied For On Or After October 30, 2008
(Based on the 2001 C.S.O. Tables)

FOR POLICIES APPLIED FOR ON OR AFTER OCTOBER 30, 2008

The table below describes the types of fees and expenses that you will pay when buying or owning the Policy, paying premiums, or transferring Policy cash value among the subaccounts and the fixed account.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge[1]
Premium Expense Charge	Upon payment of each premium	0% of premium payments in the first Policy year, 3% of premium payments thereafter	0% of premium payments in the first Policy year; 3% of premium payments thereafter
Transfer Charge[2]	Upon transfer	$25 for each transfer in excess of 12 per Policy year	$25 for each transfer in excess of 12 per Policy year
Living Benefit Rider (an Accelerated Death Benefit)[3]	When rider is exercised	Discount Factor	Discount Factor

1The Company reserves the right at any time to change the current charge, but never to a level that exceeds the guaranteed charge.
2The first 12 transfers per Policy year are free.
3We do not assess an administration charge for this rider, however if the rider is exercised, we do reduce the single sum benefit by a discount factor to compensate us for income lost due to the early payment of the death benefit. The discount rate is equal to the current yield on 90-day U.S. Treasury bills or the Policy loan interest rate, whichever is greater.  For a complete description of the Living Benefit Rider, please refer to the section entitled "Living Benefit Rider (an Accelerated Death Benefit)" in this prospectus.

FOR POLICIES APPLIED FOR ON OR AFTER OCTOBER 30, 2008

The table below describes the types of fees and expenses that you will pay periodically during the time you own the Policy, not including portfolio fees and expenses.

Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge[1]
Monthly Policy Charge	Monthly, on the Policy date and on each Monthiversary until the insured reaches attained age 100	$10.00 per month during the first Policy year and $12.00 thereafter through attained age 99, $0 starting at attained age 100	$10.00 per month through attained age 99; $0 starting at attained age 100.
Cost of Insurance[4]	Monthly, on the Policy date and on each Monthiversary until the insured reaches attained age 100
(without Extra Ratings) [5]
Maximum Charge[6]		$29.19 per $1,000 of net amount at risk per month[7]	$29.19 per $1,000 of net amount at risk per month[7]
Minimum Charge		$0.04 per $1,000 of net amount at risk per month[7,8]	$0.01 per $1,000 of net amount at risk per month[7,9]

4Cost of insurance charges are based on a number of factors including, but not limited to: the insured's issue age, sex, underwriting class, specified amount, Policy year, and the net amount at risk. Cost of insurance rates generally will increase each year with the age of the insured. Cost of insurance rates are generally lower for each higher band of specified amount.  For example, Band 3 (specified amounts of $500,000‑‑$999,999) generally has lower cost of insurance rates than those of Band 2 (specified amounts of $250,000‑‑$499,999).  Note: The current cost of insurance rates for the first Policy year are fixed at issue and we guarantee not to change them. The cost of insurance rates shown in the table may not be representative of the charges you will pay.  Your Policy's schedule page will indicate the guaranteed cost of insurance charges applicable to your Policy.  You can obtain more detailed information concerning your cost of insurance charges by contacting your registered representative.
5We may place an insured in a substandard underwriting class with extra ratings that reflect higher mortality risks and that result in higher cost of insurance rates. If the insured possesses additional mortality risks, we may add a surcharge to the cost of insurance rates up to a total charge of $83.33 monthly per $1,000 of net amount at risk.
6This maximum charge is based on an insured with the following characteristics: male, issue age 25, standard tobacco class, and in the 75th Policy year.  This maximum charge may also apply to insureds with other characteristics.
7The net amount at risk equals the death benefit on a Monthiversary, minus the cash value on such Monthiversary.
8This minimum charge is based on an insured with the following characteristics: female, issue age 18, and in the first Policy year.  This minimum charge may also apply to insureds with other characteristics.
9This minimum charge is based on an insured with the following characteristics: female, issue age 27, select non-tobacco class, and in the first Policy year.  This minimum charge may also apply to insureds with other characteristics.

FOR POLICIES APPLIED FOR ON OR AFTER OCTOBER 30, 2008

Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge[1]
Cost of Insurance (without Extra Ratings) continued
Initial Charge for a male insured, issue age 45, in the non-tobacco use class		$0.23 per $1,000 of net amount at risk per month[7]	$0.04 per $1,000 of net amount at risk per month[7]
Monthly Per Unit Charge[10]	Monthly, on and after the Policy date, and on any increase in specified amount until the insured reaches attained age 100
Maximum Charge[11]		$6.34 per $1,000 of specified amount per month	$6.34 per $1,000 of specified amount per month
Minimum Charge[12]		$0.10 per $1,000 of specified amount per month	$0.10 per $1,000 of specified amount per month
Initial Charge for a male insured, at issue age 45, in the non-tobacco class, Band 2		$0.23 per $1,000 of specified amount per month	$0.23 per $1,000 of specified amount per month
Mortality and Expense Risk Charge	Daily	Annual rate of 0.75% for Policy years 1 – 15, and 0.30% for Policy years 16+, of daily net assets of each subaccount in which you are invested	Annual rate of 0.75% for Policy years 1 – 15, and 0.00% for Policy years 16+, of daily net assets of each subaccount in which you are invested

Loan Interest Spread[13]	On Policy anniversary or earlier, as applicable[14]	1.0% (effective annual rate)	0.75% (effective annual rate)

10Currently, we plan to deduct this charge for the first 8 Policy years and during the first 8 Policy years from the date of any increase in specified amount.  We will notify you if we extend the period during which we will assess the monthly per unit charge.  We guarantee this charge will not be assessed beyond the Policy anniversary when the insured attains age 100.  We deduct the monthly per unit charge on each Monthiversary as part of the monthly deductions from the Policy date based on the insured's age, sex and risk classification, and the Policy duration and specified amount band on the Policy date or on the date of any specified amount increase.
11This maximum charge is based on an insured with the following characteristics: male, issue age 80, with an initial specified amount less than $250,000 (Band 1) and in the second Policy year.  This maximum charge may also apply to insureds with other characteristics.
12This minimum charge is based on an insured with the following characteristics: male, issue age 18, standard non-tobacco class, with an initial specified amount of $1,000,000 or higher (Band 4) and in the first Policy year.  This minimum charge may also apply to insureds with other characteristics.
13The Loan Interest Spread is the difference between the amount of interest we charge you for a loan (currently, an effective annual rate of 2.75%, guaranteed not to exceed 3.0%) and the amount of interest we credit to your loan reserve account (an effective annual rate of 2.0% guaranteed). After the 10th Policy year, we currently apply preferred loan rates on an amount equal to the cash value minus total premiums paid (less any cash withdrawals) and minus any outstanding loan amount. After attained age 100, all loans will be considered preferred loans.  The maximum loan interest spread on preferred loans is 0.25%, and the current spread is 0.0%.
14While a Policy loan is outstanding, loan interest is payable in arrears on each Policy anniversary, or, if earlier, on the date of loan repayment, Policy lapse, surrender, Policy termination, or the insured's death.

FOR POLICIES APPLIED FOR ON OR AFTER OCTOBER 30, 2008
Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge[1]
Optional Rider Charges:[15]
Disability Waiver of Monthly Deductions Rider[16]	Monthly, on the Policy date and on each Monthiversary until the insured reaches attained age 60
Maximum Charge[17]		$0.39 per $1,000 of the Policy's net amount at risk per month[7]	$0.39 per $1,000 of the Policy's net amount at risk per month[7]
Minimum Charge[18]		$0.03 per $1,000 of the Policy's net amount at risk per month[7]	$0.03 per $1,000 of the Policy's net amount at risk per month[7]
Initial Charge for a male insured, issue age 45		$0.08 per $1,000 of base Policy net amount at risk per month[7]	$0.08 per $1,000 of base Policy net amount at risk per month[7]
Disability Waiver of Premium Rider[19]	Monthly, on the Policy date and on each Monthiversary until the insured reaches attained age 60
Maximum Charge[20]		$1.61 per $10 monthly rider benefit	$1.61 per $10 monthly rider benefit
Minimum Charge[21]		$0.28 per $10 monthly rider benefit	$0.28 per $10 monthly rider benefit
Initial Charge for a male insured, issue age 45		$0.83 per $10 monthly rider benefit	$0.83 per $10 monthly rider benefit

15Optional Rider Cost of insurance charges are based on a number of factors including, but not limited to: each insured's issue age, sex, underwriting class, Policy year and rider face amount. The cost of insurance rates shown in the table may not be representative of the charges you will pay.  Your Policy's schedule page will indicate the guaranteed cost of insurance charges applicable to your Policy.  You can obtain more detailed information concerning your cost of insurance charges by contacting your registered representative.
16Disability Waiver of Monthly Deductions Rider charges are based on the primary insured's issue age, sex and net amount at risk. The charges shown are for the Policy only (i.e., without riders and other benefits).  The addition of riders and other benefits would increase these charges. This charge does not vary once it is added to the Policy.  The cost of insurance rates shown in the table may not be representative of the charges you will pay.  Your Policy's schedule page will indicate the guaranteed cost of insurance charges applicable to your Policy.  You can obtain more detailed information concerning your cost of insurance charges by contacting your registered representative.  This rider is only available on fully underwritten policies.
17This maximum charge is based on an insured with the following characteristics: female, issue age 55. This maximum charge may also apply to insureds with other characteristics.
18This minimum charge is based on an insured with the following characteristics: male, issue age 25.  This minimum charge may also apply to insureds with other characteristics.
19The charge for this rider is based on the primary insured's issue age, sex and amount of monthly rider benefit.  This rider is only available on fully underwritten policies.
20This maximum charge is based on an insured with the following characteristics: female, issue age 55. This maximum charge may also apply to insureds with other characteristics.
21 This minimum charge is based on an insured with the following characteristics: male, issue age 18. The minimum charge may also apply to insureds with other characteristics.

SECTION B
Fee Tables For Policies Applied For Before October 30, 2008 and Issued
Before January 1, 2009
(Based on the 1980 C.S.O. Tables)

FOR POLICIES APPLIED FOR BEFORE OCTOBER 30, 2008 AND ISSUED BEFORE JANUARY 1, 2009

The table below describes the types of fees and expenses that you will pay when buying and owning the Policy, paying premiums or transferring Policy cash value among the subaccounts or the fixed account.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge[1]
Premium Expense Charge	Upon payment of each premium	0% of premium payments in the first Policy year, 3% of premium payments thereafter	0% of premium payments in the first Policy year; 3% of premium payments thereafter
Transfer Charge[2]	Upon transfer	$25 for each transfer in excess of 12 per Policy year	$25 for each transfer in excess of 12 per Policy year
Living Benefit Rider (an Accelerated Death Benefit)[3]	When rider is exercised	Discount Factor	Discount Factor

1The Company reserves the right at any time to change the current charge but never to exceed the guaranteed charge.
2The first 12 transfers per Policy year are free.
3We do not assess an administrative charge for this rider, however, if the rider is exercised, we do reduce the single sum benefit by a discount factor to compensate us for income lost due to the early payment of the death benefit. The discount rate is equal to the current yield on 90-Day U.S. Treasury bills or the Policy loan interest rate, whichever is greater.   For a complete description of the Living Benefit Rider, please refer to the section entitled "Living Benefit Rider (an Accelerated Death Benefit)" in this prospectus.

FOR POLICIES APPLIED FOR BEFORE OCTOBER 30, 2008 AND ISSUED BEFORE JANUARY 1, 2009

The table below describes the types of fees and expenses that you will pay periodically during the time you own the Policy, not including portfolio fees and expenses.

Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge[1]
Monthly Policy Charge	Monthly, on the Policy date and on each Monthiversary until the insured reaches attained age 100	$8.00 per month during the first Policy year; thereafter, $15.00 per month through attained age 99; and $0 per month starting at attained age 100.	$8.00 per month through attained age 99; and $0 starting at attained age 100.
Cost of Insurance[4]	Monthly, on the Policy date and on each Monthiversary until the insured reaches attained age 100
(without Extra Ratings) [5]
Maximum Charge[6]		$83.33 per $1,000 of net amount at risk per month[7]	$42.05 per $1,000 of net amount at risk per month[7]
Minimum Charge		$0.08 per $1,000 of net amount at risk per month[7,8]	$0.01 per $1,000 of net amount at risk per month[7,9]

4Cost of insurance charges are based on a number of factors including, but not limited to: the insured's issue age, sex, underwriting class, specified amount, Policy year, and the net amount at risk. Cost of insurance rates generally will increase each year with the age of the insured.  Cost of insurance rates are generally lower for each higher band of specified amount.  For example, Band 3 (specified amounts of $500,000‑‑$999,999) generally has lower cost of insurance rates than those of Band 2 (specified amounts of $250,000‑‑$499,999).   The current cost of insurance rates for the first Policy year are fixed at issue and we guarantee not to change them. The cost of insurance rates shown in the table may not be representative of the charges you will pay.  Your Policy's schedule page will indicate the guaranteed cost of insurance charges applicable to your Policy.  You can obtain more detailed information concerning your cost of insurance charges by contacting your registered representative.
5We may place an insured in a substandard underwriting class with extra ratings that reflect higher mortality risks and that result in higher cost of insurance rates. If the insured possesses additional mortality risks, we may add a surcharge to the cost of insurance rates up to a total charge of $83.33 monthly per $1,000 of net amount at risk.
6This maximum charge is based on an insured with the following characteristics: male, issue age 25, expedited simplified issue tobacco class, and in the 75th Policy year.  This maximum charge may also apply to insureds with other characteristics.
7The net amount at risk equals the death benefit on a Monthiversary, minus the cash value on such Monthiversary.
8This minimum charge is based on an insured with the following characteristics: female, issue age 18, and in the first Policy year.  This minimum charge may also apply to insureds with other characteristics.
9This minimum charge is based on an insured with the following characteristics: female, issue age 27, select non-tobacco class, and in the first Policy year.  This minimum charge may also apply to insureds with other characteristics.

FOR POLICIES APPLIED FOR BEFORE OCTOBER 30, 2008 AND ISSUED BEFORE JANUARY 1, 2009
Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge[1]
Cost of Insurance (without Extra Ratings) continued
Initial Charge for a male insured, issue age 46, in the non-tobacco use class[10]		$0.59 per $1,000 of net amount at risk per month[7]	$0.09 per $1,000 of net amount at risk per month[7]
Monthly Per Unit Charge[11]	Monthly, on and after the Policy date, and on any increase in specified amount until the insured reaches attained age 100
Maximum Charge[12]		$6.34 per $1,000 of specified amount per month	$6.34 per $1,000 of specified amount per month
Minimum Charge[13]		$0.10 per $1,000 of specified amount per month	$0.10 per $1,000 of specified amount per month
Initial Charge for a male insured, issue age 46, band 2		$0.27 per $1,000 of specified amount per month	$0.27 per $1,000 of specified amount per month
Mortality and Expense Risk Charge	Daily	Annual rate of 0.75% for Policy years 1 – 15, and 0.30% for Policy years 16+, of daily net assets of each subaccount in which you are invested	Annual rate of 0.75% for Policy years 1 – 15, and 0.00% for Policy years 16+, of daily net assets of each subaccount in which you are invested
Loan Interest Spread[14]	On Policy anniversary or earlier, as applicable[15]	1.0% (effective annual rate)	0.75% (effective annual rate)

10Because we no longer offer the 1980 C.S.O. version of the Policy, the information regarding the "representative insured" has not been updated since sales terminated in 2008.
11Currently, we plan to deduct this charge for the first 8 Policy years and during the first 8 Policy years from the date of any increase in specified amount.  We will notify you if we extend the period during which we will assess the monthly per unit charge.  We guarantee this charge will not be assessed beyond the Policy anniversary when the insured attains age 100.  We deduct the monthly per unit charge on each Monthiversary as part of the monthly deductions based on the issue age of the insured, sex and risk classification, and the Policy duration and specified amount band on the Policy date or on the date of any increase.
12This maximum charge is based on an insured with the following characteristics: male, issue age 80, with an initial specified amount less than $250,000 (Band 1) and in the second Policy year.  This maximum charge may also apply to insureds with other characteristics.
13This minimum charge is based on an insured with the following characteristics: male, issue age 18, standard non-tobacco class, with an initial specified amount of $1,000,000 or higher (Band 4) and in the first Policy year.  This minimum charge may also apply to insureds with other characteristics.
14The Loan Interest Spread is the difference between the amount of interest we charge you for a loan (currently, an effective annual rate of 2.75%, guaranteed not to exceed 3.0%) and the amount of interest we credit to your loan reserve account (an effective annual rate of 2.0% guaranteed). After the 10th Policy year, we currently apply preferred loan rates on an amount equal to the cash value minus total premiums paid (less any cash withdrawals) and minus any outstanding loan amount, including accrued interest.  After attained age 100, all loans will be considered preferred loans.  The maximum loan interest spread on preferred loans is 0.25%, and the current spread is 0.0%.
15While a Policy loan is outstanding, loan interest is payable in arrears on each Policy anniversary, or, if earlier, on the date of loan repayment, Policy lapse, surrender, Policy termination, or the insured's death.

FOR POLICIES APPLIED FOR BEFORE OCTOBER 30, 2008 AND ISSUED BEFORE JANUARY 1, 2009

Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge[1]
Optional Rider Charges:[16]
Disability Waiver of Monthly Deductions Rider[17]	Monthly, on the Policy date and on each Monthiversary until the insured reaches attained age 60
Maximum Charge[18]		$0.39 per $1,000 of the Policy's net amount at risk per month[7]	$0.39 per $1,000 of the Policy's net amount at risk per month[7]
Minimum Charge[19]		$0.03 per $1,000 of the Policy's net amount at risk per month[7]	$0.03 per $1,000 of the Policy's net amount at risk per month[7]
Initial Charge for a male insured, issue age 46[10]		$0.09 per $1,000 of base Policy net amount at risk per month[7]	$0.09 per $1,000 of base Policy net amount at risk per month[7]
Disability Waiver of Premium Rider[20]	Monthly, on the Policy date and on each Monthiversary until the insured reaches attained age 60
Maximum Charge[21]		$1.61 per $10 monthly rider benefit	$1.61 per $10 monthly rider benefit
Minimum Charge[22]		$0.28 per $10 monthly rider benefit	$0.28 per $10 monthly rider benefit
Initial Charge for a male insured, issue age 46[10]		$0.89 per $10 monthly rider benefit	$0.89 per $10 monthly rider benefit

16Optional Rider Cost of insurance charges are based on a number of factors including, but not limited to: each insured's issue age, sex, underwriting class, Policy year and rider face amount. The cost of insurance rates shown in the table may not be representative of the charges you will pay.  Your Policy's schedule page will indicate the guaranteed cost of insurance charges applicable to your Policy.  You can obtain more detailed information concerning your cost of insurance charges by contacting your registered representative.
17Disability Waiver of Monthly Deductions Rider charges are based on the insured's issue age, sex and net amount at risk. The charges shown are for the Policy only (i.e., without riders and other benefits).  The addition of other riders and benefits would increase these charges. This charge does not vary once it is added to the Policy. The cost of insurance rates shown in the table may not be representative of the charges you will pay.  Your Policy's schedule page will indicate the guaranteed cost of insurance charges applicable to your Policy.  You can obtain more detailed information concerning your cost of insurance charges by contacting your registered representative.  This rider is only available on fully underwritten policies.
18This maximum charge is based on an insured with the following characteristics: female, issue age 55. This maximum charge may also apply to insureds with other characteristics.
19This minimum charge is based on an insured with the following characteristics: male, issue age 25. This minimum charge may also apply to insureds with other characteristics.
20The charge for this rider is based on the primary insured's issue age, sex and amount of monthly rider benefit.  This rider is only available on fully underwritten policies.
21This maximum charge is based on an insured with the following characteristics: female, issue age 55. This maximum charge may also apply to insureds with other characteristics.
22This minimum charge is based on an insured with the following characteristics: male, issue age 18. The minimum charge may also apply to insureds with other characteristics.

For information concerning compensation paid for the sale of the Policy, please see "Sale of the Policies."

Range of Expenses for the Portfolios1, 2

The next table shows the lowest and highest total operating expenses charged by the portfolios during the fiscal year ended December 31, 201 6 .  Expenses of the portfolios may be higher or lower in the future.  More detail concerning each portfolio's fees and expenses is contained in the prospectus for each portfolio.

	Lowest	Highest
Total Annual Portfolio Operating Expenses (total of all expenses that are deducted from portfolio assets, including management fees, 12b-1 fees, and other expenses)	0.33%	4.39%
Net Annual Portfolio Operating Expenses (total of all expenses that are deducted from portfolio assets, including management fees, 12b-1 fees, and other expenses, after contractual waiver of fees and expenses)[3]
	0.33%	1.68%

1 The portfolio expenses used to prepare this table were provided to Transamerica Premier by the funds.  Transamerica Premier has not independently verified such information.  The expenses shown are those incurred for the year ended December 31, 201 6 .  Current or future expenses may be greater or less than those shown.
2 The table showing the range of expenses for the portfolios takes into account the expenses of several Transamerica Series Trust asset allocation portfolios and the Franklin Founding Funds Allocation VIP Fund that are each a "fund of funds."  A "fund of funds" portfolio typically allocates its assets, within predetermined percentage ranges, among certain other Fund portfolios and affiliated Fund portfolios (each such portfolio an "Acquired Fund").  Each "fund of funds" has its own set of operating expenses, as does each of the portfolios in which it invests.  In determining the range of portfolio expenses, Transamerica Premier took into account the information received from the Fund groups on the combined actual expenses for each of the "fund of funds" and for the portfolios in which it invests. The combined expense information includes the Acquired Fund (i.e., the underlying fund's) fees and expenses for the Transamerica Series Trust asset allocation portfolios and the Franklin Founding Funds Allocation VIP Fund. See the prospectuses for the Transamerica Series Trust and the Franklin Founding Funds Allocation VIP Fund for a presentation of the applicable Acquired Fund fees and expenses.
3 The range of Net Annual Portfolio Operating Expenses takes into account contractual arrangements for 24 portfolios that require a portfolio's investment adviser to reimburse or waive portfolio expenses until April 30, 201 8 .

Transamerica Premier, the Separate Account, the Fixed Account and the Portfolios

Transamerica Premier

Transamerica Premier Life Insurance Company ("Transamerica Premier"), located at 570 Carillon Parkway, St. Petersburg, Florida 33716-1294, is the insurance company issuing the Policy.   We are obligated to pay all benefits under the Policy.  Note:  On October 1, 2014, Western Reserve Life Assurance Co. of Ohio ("WRL") merged with Transamerica Premier Life Insurance Company. (Note: Effective July 31, 2014, Monumental Life Insurance Company changed its name to Transamerica Premier Life Insurance Company.)
Financial Condition of the Company

The benefits under your Policy are paid by Transamerica Premier from its General Account assets and/or your cash value held in the Company's Separate Account.  It is important that you understand that payment of the benefits is not guaranteed and depends upon certain factors discussed below.

Assets in the Separate Account.  You assume all of the investment risk for your cash value that is allocated to the subaccounts of the separate account.  Your cash value in those subaccounts constitutes a portion of the assets of the separate account.  These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.  See "The Separate Account."

Assets in the General Account.  You also may be permitted to make allocations to the fixed account, which is supported by the assets in our general account.  See "The Fixed Account."  Any guarantees under the Policy that exceed your cash value, such as those associated with the Policy's death benefit, are paid from our general account (and not the separate account).  Therefore, any amounts that we may be obligated to pay under the Policy in excess of subaccount value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the Policies supported by it.

We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.

Our Financial Condition.  As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account to our policyowners.  We monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. In addition, we hedge our investments in our general account, and may require purchasers of certain of the variable insurance products that we offer to allocate premium payments and cash value in accordance with specified investment requirements. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations.  These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments. We may also experience liquidity risk if our general account assets cannot be readily converted into cash to meet obligations to our policyowners or to provide the collateral necessary to finance our business operations.

How to Obtain More Information.  We encourage both existing and prospective policyowners to read and understand our financial statements.  We prepare our financial statements on a statutory basis.  Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Insurance— as well as the financial statements of the separate account—are located in the Statement of Additional Information (SAI).  The SAI is available at no charge by writing to our mailing address - Transamerica Premier Life Insurance Company, 4333 Edgewood Rd. NE, Cedar Rapids, IA 52499-001 or by calling us at (800) 851-9777, or by visiting our website www.premier.transamerica.com.  In addition, the SAI is available on the SEC's website at http://www.sec.gov.  Our financial strength ratings, which reflect the opinions of leading independent rating agencies of TPLIC's ability to meet its obligations to its policy owners, are available on our website and the websites of these Nationally Recognized Statistical Ratings Organizations--A.M. Best Company (www.ambest.com), Moody's Investors Service (www.moodys.com) S&P Global (www.standardandpoors.com), and Fitch Ratings (www.fitchratings.com).

The Separate Account

WRL Series Life Account was a separate account of WRL, established under Ohio law. Effective on October 1, 2014, WRL Series Life Account was re-domesticated under the laws of the State of Iowa and reestablished under TPLIC.   We own the assets in the separate account and we may use assets in the separate account to support other variable life insurance policies we issue.  The separate account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act").

The separate account is divided into subaccounts, each of which invests in shares of a specific portfolio of a fund. These subaccounts buy and sell portfolio shares at net asset value without any sales charge. Any dividends and distributions from a portfolio are reinvested at net asset value in shares of that portfolio.

Income, gains, and losses credited to, or charged against, a subaccount of the separate account reflect the subaccount's own investment experience and not the investment experience of our other assets. The separate account's assets may not be used to pay any of our liabilities other than those arising from the Policies and other variable life insurance policies we issue. If the separate account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account.

Changes to the Separate Account.  As permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the separate account, which may include:

•	Remove, combine, or add subaccounts and make the combined or new subaccounts available for allocation of net premiums.
•	Combine the separate account or any subaccounts with one or more different separate accounts or subaccounts.
•	Close certain subaccounts to allocations of new net premiums by current or new policyowners at any time at our discretion.
•	Transfer assets of the separate account or any subaccount, which we determine to be associated with the class of policies to which the Policy belongs, to another separate account or subaccount.
•	Operate the separate account as a management company under the 1940 Act, or as any other form of investment company permitted by law.
•	Establish additional separate accounts or subaccounts to invest in new portfolios of the funds.
•	Manage the separate account at the direction of a committee.
•	Endorse the Policy, as permitted by law, to reflect changes to the separate account and subaccounts as may be required by applicable law.
•	Change the investment objective of a subaccount.
•
Substitute, add, or delete fund portfolios in which subaccounts currently invest net premiums, to include portfolios of newly designated funds. (Fund portfolios will not be added, deleted or substituted without prior approval of the SEC to the extent required by the 1940 Act or other applicable laws.)

•	Fund additional classes of variable life insurance policies through the separate account.
•	Restrict or eliminate any voting privileges of owners or other persons who have voting privileges in connection with the operation of the separate account.

Some, but not all, of these future changes may be the result of changes in applicable laws or interpretation of the laws.  We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments.  We will notify you of any changes.  We reserve the right to make other structural and operational changes affecting the separate account.

In addition, the portfolios that sell their shares to the subaccounts may discontinue offering their shares to the subaccounts.

The Fixed Account

The fixed account is part of Transamerica Premier's general account. We use general account assets to support our insurance and annuity obligations other than those funded by the separate accounts. Subject to applicable law, Transamerica Premier has sole discretion over the investment of the fixed account's assets. Transamerica Premier bears the full investment risk for all amounts contributed to the fixed account. Please see the section above entitled "Risks of Managing General Account Assets."  Transamerica Premier guarantees that the amounts allocated to the fixed account will be credited interest daily at an annual net effective interest rate of at least 2.0%. We will determine any interest rate credited in excess of the guaranteed rate at our sole discretion.  We have no formula for determining fixed account interest rates in excess of the guaranteed rate or any duration for such rates.

Money you place in the fixed account will begin earning interest credited daily and compounded annually at the current interest rate in effect at the time it is allocated.  Unless otherwise required by state law, we may restrict your allocations and transfers to the fixed account if the fixed account value, excluding the loan reserve, following the allocation or transfer would exceed $250,000. (This restriction does not apply to any transfers to the fixed account necessary in the exercise of conversion rights). We may declare current interest rates from time to time. We may declare more than one interest rate for different money based upon the date of allocation or transfer to the fixed account. When we declare a current interest rate higher than the guaranteed rate on amounts allocated to the fixed account, we guarantee the higher rate on those amounts for at least one year (the "guarantee period") unless those amounts are transferred to the loan reserve. At the end of the guarantee period we may declare a new current interest rate on those amounts and any accrued interest thereon. We will guarantee this new current interest rate for another guarantee period. We credit interest greater than 2.0% during any guarantee period at our sole discretion.  You assume the risk that the interest rate on the fixed account may decrease, although it will never be lower than a guaranteed minimum annual effective rate of 2%.

We allocate amounts from the fixed account for cash withdrawals, transfers to the subaccounts or monthly deductions charges on a first in, first out basis ("FIFO") for the purpose of crediting interest.  Note: Adverse consequences such as a change in your tax status, a reduction in the Policy's specified amount, its death benefit and the Policy's cash value may result if you take early withdrawals from the fixed account.

New Jersey: If your Policy was issued in the State of New Jersey, the fixed account is not available to you as an investment option.  You may not direct or transfer any premiums or cash value to the fixed account as an investment option.  The fixed account is available to you only in connection with Policy loans.

The fixed account has not been registered with the Securities and Exchange Commission and the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the fixed account.  Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus.

The Portfolios

The separate account invests in shares of the portfolios of a fund. Each portfolio is an investment division of a fund, which is an open-end investment management company registered with the SEC. Such registration does not involve supervision of the management or investment practices or policies of the portfolios by the SEC.

Each portfolio's assets are held separate from the assets of the other portfolios, and each portfolio has investment objectives and policies that are different from those of the other portfolios.  Thus, each portfolio operates as a separate investment fund, and the income or loss of one portfolio has no effect on the investment performance of any other portfolio. Pending any required approval by a state insurance regulatory authority, certain subaccounts and corresponding portfolios may not be available to residents of some states.

Each portfolio's investment objective(s) and policies are summarized below. There is no assurance that any of the portfolios will achieve its stated objective(s). Certain portfolios may have investment objectives and policies similar to other portfolios that are managed by the same investment adviser or sub-adviser. The investment results of the portfolios, however, may be higher or lower than those of such other portfolios. We do not guarantee or make any representation that the investment results of the portfolios will be comparable to any other portfolio, even those with the same investment adviser or manager.
Certain portfolios invest substantially all of their assets in portfolios of other funds.  (See the chart below listing portfolios available under the Policy.)  As a result, you will pay fees and expenses at both portfolio levels.  This will reduce your investment return.  These arrangements are referred to as fund of funds or master-feeder funds.  Funds of funds or master-feeder structures may have higher expenses than portfolios that invest directly in debt or equity securities.

As described in more detail in the underlying portfolio prospectuses, certain underlying portfolios employ a managed volatility strategy that is intended to reduce the underlying portfolio's overall volatility and downside risk, and to help us manage the risks associated with providing certain guarantees under the Policies.  During rising markets, the hedging strategies employed to manage volatility could result in your Policy value rising less than would have been the case if you had been invested in an underlying portfolio with substantially similar investment objectives, securities, policies and strategies that does not utilize a volatility management strategy.  In addition, the cost of these hedging strategies may have a negative impact on performance.  On the other hand, investing in underlying portfolios with a managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances.   In such cases, your Policy value may decline less than would have been the case if you had not invested in underlying portfolios with a managed volatility strategy.  There is no guarantee that a managed volatility strategy can achieve or maintain the underlying portfolio's optimal risk targets, and the underlying portfolio may not perform as expected.  Portfolios that employ a managed volatility strategy are identified by an "*" preceding the name of the portfolio in the first column of the chart below.
Certain portfolios may employ hedging strategies to provide for downside protection during sharp downward movements in equity markets.  (See chart below listing portfolios available under the Policy.)  The cost of these hedging strategies could limit the upside participation of the portfolio in rising equity markets relative to other portfolios.  You should consult with your registered representative to determine which combination of investment choices is appropriate for you.
The ProFunds and Access Trust portfolios permit frequent transfers.  Frequent transfers may increase portfolio turnover.  A high level of portfolio turnover may negatively impact performance by increasing transaction costs.  In addition, large movements of assets into and out of a ProFunds or Access Trust portfolio may negatively affect a portfolio's ability to achieve its investment objective or maintain a consistent level of operating expenses.  See "Disruptive Trading and Market Timing."  Some ProFunds or Access Trust portfolios may use investment techniques not associated with most mutual fund portfolios.  Investors in the ProFunds or Access Trust portfolios will bear additional investment risks.  See the ProFunds or Access Trust prospectus for a description of the investment risks associated with investing in the ProFunds or Access Trust portfolios.

You can find more detailed information about the portfolios, including the investment objective and a description of risks, in the fund prospectuses. You may obtain a free copy of the fund prospectuses by contacting us at our administrative office at 1-800-851-9777 or visiting our website at www.premier.transamerica.com. You should read the fund prospectuses carefully.

Note: If you received a summary prospectus for a portfolio listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.

Portfolio	Investment Adviser/Sub-Adviser	Investment Objective
TRANSAMERICA SERIES TRUST:
Transamerica AB Dynamic Allocation VP	Transamerica Asset Management, Inc. AllianceBernstein, L.P.	Seeks capital appreciation and current income.
Transamerica Aegon Government Money Market VP1	Transamerica Asset Management, Inc. Aegon USA Investment Management, LLC	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Transamerica Aegon High Yield Bond VP2	Transamerica Asset Management, Inc. Aegon USA Investment Management, LLC	Seeks a high level of current income by investing in high-yield debt securities.
Transamerica Aegon U.S. Government Securities VP	Transamerica Asset Management, Inc. Aegon USA Investment Management, LLC	Seeks to provide as high a level of total return as is consistent with prudent investment strategies.
*Transamerica Asset Allocation – Conservative VP [3]	Transamerica Asset Management, Inc. J.P. Morgan Investment Management Inc.	Seeks current income and preservation of capital.
*Transamerica Asset Allocation – Growth VP3	Transamerica Asset Management, Inc. J.P. Morgan Investment Management Inc.	Seeks long-term capital appreciation.
*Transamerica Asset Allocation – Moderate Growth VP3	Transamerica Asset Management, Inc. J.P. Morgan Investment Management Inc.	Seeks capital appreciation with current income as a secondary objective.
*Transamerica Asset Allocation – Moderate VP3	Transamerica Asset Management, Inc. J.P. Morgan Investment Management Inc.	Seeks capital appreciation and current income.
Transamerica Barrow Hanley Dividend Focused VP	Transamerica Asset Management, Inc. Barrow, Hanley, Mewhinney & Strauss, LLC	Seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation.
Transamerica BlackRock Global Allocation VP	Transamerica Asset Management, Inc. BlackRock Investment Management, LLC	Seeks high total investment return. Total investment return is the combination of capital appreciation and investment income.
*Transamerica BlackRock Tactical Allocation VP4	Transamerica Asset Management, Inc. BlackRock Financial Management, Inc.	Seeks capital appreciation with current income as a secondary objective.
1 During extended periods of low interest rates, and partly as a result of insurance charges, the yield on the government money market portfolios' subaccounts may become extremely low and possibly negative.
2Under normal market conditions, this portfolio invests at least 80% of its net assets in credit default swaps and other financial instruments that in combination have economic characteristics similar to the high yield debt ("junk bonds") market and/or in high yield debt securities.
3Each of these asset allocation portfolios is a fund of funds and invests in a combination of underlying portfolios of Transamerica Series Trust and Transamerica Funds. Please see each portfolio's prospectus for a description of the investment strategy and the risks associated with investing in the portfolio.
4This portfolio utilizes both a tactical asset allocation strategy and a strategic asset allocation strategy to seek to achieve its objective by investing in underlying funds that consist of ETFs and money market mutual funds.  Please see the portfolio's prospectus for a complete description of the portfolio's investment strategies and the risks of investing in the portfolio.

Portfolio	Investment Adviser/Sub-Adviser	Investment Objective

Transamerica Clarion Global Real Estate Securities VP	Transamerica Asset Management, Inc. CBRE Clarion Securities LLC	Seeks long-term total return from investments primarily in equity securities of real estate companies. Total return consists of realized and unrealized capital gains and losses plus income.
*Transamerica International Moderate Growth VP3	Transamerica Asset Management, Inc. J.P. Morgan Investment Management Inc.	Seeks capital appreciation with current income as a secondary objective.
Transamerica Janus Balanced VP	Transamerica Asset Management, Inc. Janus Capital Management LLC	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Transamerica Janus Mid-Cap Growth VP	Transamerica Asset Management, Inc. Janus Capital Management LLC	Seeks long-term capital appreciation.
Transamerica Jennison Growth VP	Transamerica Asset Management, Inc. Jennison Associates, LLC.	Seeks long-term growth of capital.
Transamerica JPMorgan Core Bond VP	Transamerica Asset Management, Inc. JPMorgan Investment Advisors Inc.	Seeks total return, consisting of current income and capital appreciation.
Transamerica JPMorgan Enhanced Index VP	Transamerica Asset Management, Inc. J. P. Morgan Investment Management Inc.
Seeks to earn a total return modestly in excess of the total return performance of the Standard & Poor's 500 Composite Stock Index ("S&P 500") (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500.

Transamerica JPMorgan Tactical Allocation VP	Transamerica Asset Management, Inc. J. P. Morgan Investment Management Inc.	Seeks current income and preservation of capital.
Transamerica Managed Risk – Balanced ETF VP	Transamerica Asset Management, Inc. Milliman Financial Risk Management LLC	Seeks to balance capital appreciation and income.
Transamerica Managed Risk – Growth ETF VP	Transamerica Asset Management, Inc. Milliman Financial Risk Management LLC	Seeks capital appreciation as a primary objective and income as a secondary objective.
Transamerica MFS International Equity VP	Transamerica Asset Management, Inc. MFS® Investment Management	Seeks capital growth.
3Each of these asset allocation portfolios is a fund of funds and invests in a combination of underlying portfolios of Transamerica Series Trust and Transamerica Funds. Please see each portfolio's prospectus for a description of the investment strategy and the risks associated with investing in the portfolio.

Portfolio	Investment Adviser/Sub-Adviser	Investment Objective
Transamerica Morgan Stanley Capital Growth VP	Transamerica Asset Management, Inc. Morgan Stanley Investment Management Inc.	Seeks to maximize long-term growth.
Transamerica Multi-Managed Balanced VP	Transamerica Asset Management, Inc. Aegon USA Investment Management, LLC J. P. Morgan Investment Management Inc.	Seeks to provide a high total investment return through investments in a broadly diversified portfolio of stocks, bonds and money market instruments.
*Transamerica PIMCO Tactical-Balanced VP	Transamerica Asset Management, Inc. Pacific Investment Management Company LLC	Seeks a combination of capital appreciation and income.
*Transamerica PIMCO Tactical-Conservative VP	Transamerica Asset Management, Inc. Pacific Investment Management Company LLC	Seeks a combination of capital appreciation and income.
*Transamerica PIMCO Tactical-Growth VP	Transamerica Asset Management, Inc. Pacific Investment Management Company LLC	Seeks a combination of capital appreciation and income.
Transamerica PIMCO Total Return VP	Transamerica Asset Management, Inc. Pacific Investment Management Company LLC	Seeks maximum total return consistent with preservation of capital and prudent investment management.
*Transamerica QS Investors Active Asset Allocation – Conservative VP ++	Transamerica Asset Management, Inc. QS Investors, LLC	Seeks current income and preservation of capital.
*Transamerica QS Investors Active Asset Allocation – Moderate Growth VP++	Transamerica Asset Management, Inc. QS Investors, LLC	Seeks capital appreciation with current income as a secondary objective.
*Transamerica QS Investors Active Asset Allocation – Moderate VP++	Transamerica Asset Management, Inc. QS Investors, LLC	Seeks capital appreciation and current income.
Transamerica Small/Mid Cap Value VP5	Transamerica Asset Management, Inc. Systematic Financial Management L.P.; Thompson, Siegel & Walmsley, LLC	Seeks to maximize total return.
Transamerica T. Rowe Price Small Cap VP	Transamerica Asset Management, Inc. T. Rowe Price Associates, Inc.	Seeks long-term growth of capital by investing primarily in common stocks of small growth companies.
Transamerica Torray Concentrated Growth VP	Transamerica Asset Management, Inc. Torray LLC	Seeks to achieve long-term growth of capital.
++This portfolio invests in a combination of underlying Exchange Traded Funds ("ETFs").  Please see the portfolio's prospectus for a description of the investment strategy and the risks associated with investing in the portfolio.
5Formerly, Transamerica Systematic Small/Mid Cap Value VP.

Portfolio	Investment Adviser/Sub-Adviser	Investment Objective
Transamerica WMC US Growth VP	Transamerica Asset Management, Inc. Wellington Management Company, LLP	Seeks to maximize long-term growth.
Fidelity Funds
Fidelity VIP Index 500 Portfolio	Fidelity Management & Research Company FMR Co., Inc.; Geode Capital Management, LLC	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.
AllianceBernstein variable products series fund, inc.:
AB Balanced Wealth Strategy Portfolio	AllianceBernstein L.P.	Seeks to maximize total return consistent with the Adviser's determination of reasonable risk.
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Franklin Founding Funds Allocation VIP Fund[6]	See Footnote 7	Seeks capital appreciation with income as a secondary goal .
PROFUNDS:
ProFund VP Asia 30[8]	ProFund Advisors LLC	Seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Asia 30 Index.
ProFund VP Basic Materials[8]	ProFund Advisors LLC	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Basic MaterialsSM Index.
ProFund VP Bull[8]	ProFund Advisors LLC	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Index..
ProFund VP Consumer Services[8]	ProFund Advisors LLC	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer ServicesSM Index.
ProFund VP Emerging Markets[8]	ProFund Advisors LLC	Seeks investment results, before fees and expenses, that correspond to the performance of the BNY Mellon Emerging Markets 50 ADR® Index.
ProFund VP Europe 30[8]	ProFund Advisors LLC	Seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Europe 30 Index.
ProFund VP Falling U.S. Dollar[8]	ProFund Advisors LLC	Seeks investment results, before fees and expenses, that correspond to the performance of the basket of currencies included in the U.S. Dollar Index®.
6This portfolio is a fund of funds and invests in equal portions in Class 1 shares of the Franklin Income VIP Fund, Franklin Mutual Shares VIP Fund and Templeton Growth VIP Fund. Please see the portfolio's prospectus for a description of the investment strategy and the risks associated with investing in the portfolio.
7Franklin Templeton Services, LLC is the portfolio's administrator; the portfolio does not have an investment manager nor does it pay any investment management fees.
8The ProFunds VP and Access Trust portfolios permit frequent transfers, which in turn may increase portfolio turnover.  A high level of portfolio turnover may negatively impact performance by increasing transaction costs.  In addition, large movements of assets into and out of a ProFunds or Access Trust VP portfolio may negatively impact a fund's ability to achieve its investment objective or maintain a consistent level of operating expenses.  Please see the ProFunds VP or Access Trust prospectus for a description of the investment objectives and risks associated with investing in the ProFunds or Access Trust VP portfolios.

Portfolio	Investment Adviser/Sub-Adviser	Investment Objective

ProFund VP Financial [8]	ProFund Advisors LLC	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. FinancialsSM Index.
ProFund VP Government Money Market [8,9]	ProFund Advisors LLC	Seeks a high level of current income consistent with liquidity and preservation of capital.
ProFund VP International [8]	ProFund Advisors LLC
Seeks investment results, before fees and expenses, that correspond to the performance of the MSCI EAFE Index. The fund determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of MCSI EAFE futures contracts traded in the United States.

ProFund VP Japan[8]	ProFund Advisors LLC
Seeks investment results, before fees and expenses, that correspond to the performance of the Nikkei 225 Stock Average. The Fund seeks to provide a return consistent with an investment in the component equities in the Index hedged to U.S. dollars. The Fund seeks to provide a return based solely on the local price return of the equity securities in the
Index, without any effect from currency movements in the yen versus the U.S. dollar. The Fund determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of the dollar-denominated Nikkei 225 futures contracts traded in the United States.

ProFund VP Mid-Cap[8]	ProFund Advisors LLC	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Index.
ProFund VP NASDAQ-100[8]	ProFund Advisors LLC	Seeks investment results, before fees and expenses, that correspond to the performance of the NASDAQ-100® Index.
8The ProFunds VP and Access Trust portfolios permit frequent transfers, which in turn may increase portfolio turnover.  A high level of portfolio turnover may negatively impact performance by increasing transaction costs.  In addition, large movements of assets into and out of a ProFunds or Access Trust VP portfolio may negatively impact a fund's ability to achieve its investment objective or maintain a consistent level of operating expenses.  Please see the ProFunds VP or Access Trust prospectus for a description of the investment objectives and risks associated with investing in the ProFunds or Access Trust VP portfolios.
9 During extended periods of low interest rates, and partly as a result of insurance charges, the yield on the government money market portfolios' subaccounts may become extremely low and possibly negative.

Portfolio	Investment Adviser/Sub-Adviser	Investment Objective
ProFund VP Oil & Gas [8]	ProFund Advisors LLC	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Oil & GasSM Index.
ProFund VP Pharmaceuticals [8]	ProFund Advisors LLC	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Pharmaceuticals SM Index.
ProFund VP Precious Metals [8]	ProFund Advisors LLC	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Precious Metals SM Index.
ProFund VP Short Emerging Markets [8]	ProFund Advisors LLC
Seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the BNY Mellon Emerging Markets 50 ADR Index.  The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

ProFund VP Short International[8]	ProFund Advisors LLC
Seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the MSCI EAFE Index (the "Index"). The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.  The fund determines its success in meeting this investment objective by comparing its daily return on a given day with the inverse (-1x) of the daily performance of MSCI EAFE futures contracts traded in the United States.

ProFund VP Short NASDAQ-100[8]	ProFund Advisors LLC
Seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the NASDAQ-100® Index.  The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

8The ProFunds VP and Access Trust portfolios permit frequent transfers, which in turn may increase portfolio turnover.  A high level of portfolio turnover may negatively impact performance by increasing transaction costs.  In addition, large movements of assets into and out of a ProFunds or Access Trust VP portfolio may negatively impact a fund's ability to achieve its investment objective or maintain a consistent level of operating expenses.  Please see the ProFunds VP or Access Trust prospectus for a description of the investment objectives and risks associated with investing in the ProFunds or Access Trust VP portfolios.

Portfolio	Investment Adviser/Sub-Adviser	Investment Objective
ProFund VP Short Small- Cap[8]	ProFund Advisors LLC
Seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index.  The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

ProFund VP Small- Cap[8]	ProFund Advisors LLC	Seeks investment results, before fees and expenses, that correspond to the performance of the Russell 2000® Index.
ProFund VP Small-Cap Value[8]	ProFund Advisors LLC	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Value Index.
ProFund VP Telecommunications [8]	ProFund Advisors LLC	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. TelecommunicationsSM Index.
ProFund VP UltraNASDAQ-100 [8]	ProFund Advisors LLC
Seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the NASDAQ-100® Index.  The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

ProFund VP UltraSmall-Cap[8]	ProFund Advisors LLC
Seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell 2000® Index. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

ProFund VP U.S. Government Plus[8]	ProFund Advisors LLC
Seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (1.25x) the daily price movement of the most recently issued 30-year U.S. Treasury Bond. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

8The ProFunds VP and Access Trust portfolios permit frequent transfers, which in turn may increase portfolio turnover.  A high level of portfolio turnover may negatively impact performance by increasing transaction costs.  In addition, large movements of assets into and out of a ProFunds or Access Trust VP portfolio may negatively impact a fund's ability to achieve its investment objective or maintain a consistent level of operating expenses.  Please see the ProFunds VP or Access Trust prospectus for a description of the investment objectives and risks associated with investing in the ProFunds or Access Trust VP portfolios.

Portfolio	Investment Adviser/Sub-Adviser	Investment Objective
ProFund VP Utilities [8]	ProFund Advisors LLC	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. UtilitiesSM Index.
ACCESS TRUST:
Access VP High Yield Fund [8,10]	ProFund Advisors LLC	Seeks to provide investment results that generally correspond to the total return of the high yield market consistent with maintaining reasonable liquidity.
8The ProFunds VP and Access Trust portfolios permit frequent transfers, which in turn may increase portfolio turnover.  A high level of portfolio turnover may negatively impact performance by increasing transaction costs.  In addition, large movements of assets into and out of a ProFunds or Access Trust VP portfolio may negatively impact a fund's ability to achieve its investment objective or maintain a consistent level of operating expenses.  Please see the ProFunds VP or Access Trust prospectus for a description of the investment objectives and risks associated with investing in the ProFunds or Access Trust VP portfolios.
10Under normal market conditions, this portfolio invests at least 80% of its net assets in credit default swaps and other financial instruments that in combination have economic characteristics similar to the high yield debt ("junk bonds") market and/or in high yield debt securities.

Transamerica Asset Management, Inc. ("TAM"), located at 1801 California Street, Suite 5200, Denver, Colorado 80202-2642, serves as investment adviser to the Transamerica Series Trust ("Series Trust") and manages the Series Trust in accordance with policies and guidelines established by the Series Trust's Board of Trustees. TAM is directly owned by Transamerica Premier (77%) and AUSA Holding Company (23%).  For certain portfolios, TAM has engaged investment sub-advisers to provide portfolio management services. TAM and each investment sub-adviser are registered investment advisers under the Investment Advisers Act of 1940, as amended. See the Series Trust prospectuses for more information regarding TAM and the investment sub-advisers.

Fidelity Management & Research Company ("FMR"), located at 82 Devonshire Street, Boston, Massachusetts 02109-3605, serves as investment adviser to the Fidelity VIP Fund and manages the Fidelity VIP Fund in accordance with policies and guidelines established by the Fidelity VIP Fund's Board of Trustees.  For certain portfolios, FMR has engaged investment sub-advisers to provide portfolio management services with regard to foreign investments.  FMR and each sub-adviser are registered investment advisers under the Investment Advisers Act of 1940, as amended.  See the Fidelity VIP Funds' prospectuses for more information regarding FMR and the investment sub-adviser.

 ProFund Advisors LLC ("ProFund Advisors"), located at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814-6527, serves as the investment adviser and provides management services to all of the ProFunds and Access Trust portfolios. ProFund Advisors oversees the investment and reinvestment of the assets in each ProFunds or Access Trust portfolio in accordance with policies and guidelines established by the ProFunds' or the Access Trust's Board of Trustees.  ProFund Advisors is a registered investment adviser under the Investment Advisers Act of 1940, as amended.  See the respective ProFunds and/or Access Trust prospectuses for more information regarding ProFund Advisors.

AllianceBernstein L.P., ("AllianceBernstein"), located at 1345 Avenue of the Americas, New York, New York 10105-0302 serves as investment adviser to the Alliance Bernstein Variable Products Series Fund, Inc. and manages the AB Wealth Strategy Portfolio in accordance with the policies and guidelines established by the AllianceBernstein Board of Directors.  Please see the prospectus for the portfolio for more information regarding AllianceBernstein L.P.

Franklin Advisers, L.P. ("Franklin"), located at One Franklin Parkway, San Mateo, California 94403-1906, serves as investment adviser to the Franklin Templeton Variable Insurance Products Trust and manages the Franklin Founding Funds Allocation VIP Fund.  Franklin Templeton Services, LLC ("FT Services") serves as administrator for the portfolio and provides certain administrative services and facilities for the adviser, and oversees rebalancing of the portfolio's assets.  FT Services is paid a fee for its services from the portfolio.  Franklin oversees the investment and reinvestment of the portfolio's assets in accordance with policies and guidelines established by the Trust's Board of Trustees.  Please see the portfolio's prospectus for more information regarding Franklin and FT Services.

Selection of Underlying Portfolios
The underlying portfolios offered through this product are selected by Transamerica Premier.  Transamerica Premier may consider various factors, including, but not limited to, asset class coverage, the alignment of the investment objectives of an underlying portfolio with our hedging strategy, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm.  Another factor that we may consider is whether the underlying portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing, and support services, or whether affiliates of the portfolio can provide marketing and distribution support for sales of the Policies. (For additional information on these arrangements, please refer to the section of this prospectus entitled "Revenues We Receive.")  We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from policyowners.  We have included the Series Trust portfolios at least in part because they are managed by TAM, our directly owned subsidiary.

You are responsible for choosing the portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance.  Because investment risk is borne by you, you should carefully consider any decisions that you make regarding investment allocations.

In making your investment selections, we encourage you to thoroughly investigate all of the information that is available to you regarding the portfolios, including each fund's prospectus, statement of additional information and annual and semi-annual reports.  After you select portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in your cash value of your Policy resulting from the performance of the portfolios you have chosen.

We do not recommend or endorse any particular portfolio and we do not provide investment advice.

Addition, Deletion, or Substitution of Portfolios

We do not guarantee that each portfolio will always be available for investment through the Policy.  We reserve the right, subject to compliance with applicable law, to add new portfolios or portfolio classes, close existing portfolios or portfolio classes, or substitute portfolio shares that are held by any subaccount for shares of a different portfolio.  New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers.  We will not add, delete or substitute any shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. We may also decide to purchase securities from other portfolios for the separate account.  We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which the Policy belongs.

Your Right to Vote Portfolio Shares

Even though we are the legal owner of the portfolio shares held in the subaccounts, and have the right to vote on all matters submitted to shareholders of the portfolios, we will vote our shares only as policyowners instruct, as long as such action is required by law.

Before a vote of a portfolio's shareholders occurs, you will receive voting materials from us. We will ask you to instruct us on how to vote and to return your voting instructions to us in a timely manner. You will have the right to instruct us on the number of portfolio shares that corresponds to the amount of cash value you have in that portfolio (as of a date set by the portfolio).

If we do not receive voting instructions on time from some policyowners, we will vote those shares in the same proportion as the timely voting instructions we receive. Therefore, because of proportional voting, a small number of policyowners may control the outcome of a vote.  Should federal securities laws, regulations and interpretations change, we may elect to vote portfolio shares in our own right. If required by state insurance officials, or if permitted under federal regulation, we may disregard certain owner voting instructions. If we ever disregard voting instructions, we will send you a summary in the next annual report to policyowners advising you of the action and the reasons we took such action.

Charges and Deductions

This section describes the charges and deductions that we make under the Policy in consideration for: (1) the services and benefits we provide; (2) the costs and expenses we incur; and (3) the risks we assume.  The fees and charges deducted under the Policy may result in a profit to us.

Services and benefits we provide under the Policy:	•	The death benefit, cash and loan benefits
	•	Investment options, including premium allocations
	•	Administration of elective options
	•	The distribution of reports to owners

Costs and expenses we incur:	•	Costs associated with processing and underwriting applications
	•	Expenses of issuing and administering the Policy (including any Policy riders)
	•	Overhead and other expenses for providing services and benefits and sales and marketing expenses, including compensation paid in connection with the sale of the Policies
	•	Other costs of doing business, such as collecting premiums, maintaining records, processing claims, effecting transactions, and paying federal, state and local premium and other taxes and fees

Risks we assume:	•	That the charges we may deduct may be insufficient to meet our actual claims because insureds die sooner than we estimate
	•	That the costs of providing the services and benefits under the Policies may exceed the charges we are allowed to deduct

Some or all of the charges we deduct are used to pay aggregate Policy costs and expenses we incur in providing the services and benefits under the Policy and assuming the risks associated with the Policy.

Premium Expense Charge

Before we allocate the net premium payments you make, we will deduct a premium expense charge.

The premium expense charge is equal to:	•	0% of all premium payments in the first year and 3.0% of all premiums you pay thereafter.

Some or all of the premium expense charges we deduct are used to pay the aggregate Policy costs and expenses we incur, including distribution costs and/or state premium taxes.  Although state premium tax rates imposed on us vary from state to state, the premium expense charge we deduct will not vary with the state of residence of the policyowner.

Monthly Deductions

We take monthly deductions from the cash value on the Policy date and on each Monthiversary prior to attained age 100. We deduct this charge on a pro rata basis from all such accounts (i.e., in the same proportion that the value in each subaccount and the fixed account bears to the total cash value on the Monthiversary). Because portions of the monthly deductions (such as cost of insurance) can vary monthly, the monthly deductions will also vary.

Each monthly deduction consists of:	•	The monthly Policy charge for the Policy; plus
	•	The monthly cost of insurance charge for the Policy (including any surcharge associated with flat or table substandard ratings); plus
	•	The monthly per unit charge for the Policy; plus
	•	The portion of the monthly deductions for any benefits provided by riders attached to the Policy.

Monthly Policy Charge (for Policies applied for on or after October 30, 2008):
	•	This charge currently equals $10.00 each Policy month through attained age 99, and $0 starting at attained age 100. After the first Policy year, we may increase this charge.
	•	We guarantee this charge will never be more than $12.00 per month through attained age 99 and will be $0 starting at insured's attained age 100.
	•	This charge is used to cover aggregate Policy expenses.

Monthly Policy Charge (for Policies applied for before October 30, 2008 and issued before January 1, 2009):
•	This charge currently equals $8.00 each Policy month through insured's attained age 99, and $0 starting at attained age 100. After the first Policy year, we may increase this charge.
•	We guarantee this charge will never be more than $15.00 per month through attained age 99 and will be $0 starting at insured's attained age 100.
•	This charge is used to cover aggregate Policy expenses.

Cost of Insurance Charge:
We deduct this charge each month. It varies each month and is determined for the Policy as follows:
1.
Reduce the death benefit on the Monthiversary by the cash value on the Monthiversary after it has been allocated among the layers of specified amount in force in the following order: first, initial specified amount, then, each increase in specified amount starting with the oldest increase, then the next oldest, successively, until all cash value has been allocated (the resulting amounts are the net amount at risk for each layer of specified amount).

	2.	Multiply each layer of net amount at risk provided under 1. (above) by the appropriate monthly cost of insurance rate for that layer; and add the results together.

•	The specified amount bands available under the Policy are:
	>	Band 1: $100,000- $249,999
	>	Band 2: $250,000-$499,999
	>	Band 3: $500,000-$999,999
	>	Band 4: $1,000,000 or more
•	Cost of insurance rates are based on different guaranteed rates and are not based on specified amount band.
•	The current cost of insurance rates for the first Policy year are fixed at issue and we guarantee not to change them.
Monthly Per Unit Charge:
This charge equals:
	>	The monthly per unit charge for the specified amount on the Policy date; plus
	>	The monthly per unit charge for any in-force riders on the Policy that have a monthly per unit charge; plus
	>	The monthly per unit charge for each increase in specified amount; minus
	>	The monthly per unit charge for any specified amount that has been decreased.
•	Currently we deduct this charge each month during the first 8 years from the Policy date, and 8 years following the date of any increase in specified amount.
•	The monthly per unit charge that is set on the Policy date is based on the issue age of the insured and the applicable specified amount rate band then in effect.
•	The guaranteed duration of this charge is to attained age 100. The rate of the monthly per unit charge applied under your Policy depends on the application date and/or issue date of your Policy.
•
Each month the applicable specified amount rate band then in effect is used to determine the rate at which the monthly per unit charge will be calculated for each layer of specified amount in force on the Policy.

Optional Insurance Riders:
•	The monthly deductions will include charges for any optional insurance benefits you add to your Policy by rider.

To determine the appropriate monthly cost of insurance rates, we refer to a schedule of current cost of insurance rates and consider a number of factors, including, but not limited to: the insured's issue age on the Policy date; issue age at the time of any requested increase in specified amount; specified amount band; sex; underwriting class; and the length of time from the Policy date or from the date of any requested increase in specified amount. Cost of insurance rates generally will increase each year with the age of the insured. Cost of insurance rates are generally lower for each higher band of specified amount. The factors that affect the net amount at risk for each layer of specified amount include the investment performance of the portfolios in which you invest; payment of premiums; the fees and charges deducted under the Policy; the death benefit option you chose; as well as any Policy transactions (such as loans, cash withdrawals, transfers, and changes in specified amount).  Monthly cost of insurance rates may change from time to time and different monthly cost of insurance rates may apply to increases in the specified amount following the Policy date and any additional death benefit. The actual monthly cost of insurance rates are primarily based on our expectations as to future mortality experience and expenses. Monthly cost of insurance rates may be changed by us from time to time.  The actual rates we charge will never be greater than the Table of Guaranteed Maximum Life Insurance Rates stated in your Policy. For Policies applied for on or after October 30, 2008, these guaranteed rates are based on the 2001 C.S.O. Tables and the insured's attained age, sex, and underwriting class; for Policies applied for before October 30, 2008 and issued before January 1, 2009, these guaranteed rates are based on the 1980 C.S.O. Tables and the insured's attained age, sex, and underwriting class.

If you increase the specified amount, different monthly cost of insurance rates may apply to that layer of specified amount, based on the insured's age and underwriting class at the time of the increase, sex, and the length of time since the increase.  Increases in specified amount may move the Policy into a higher specified amount band, resulting in a decrease in the rates for the cost of insurance charge for as long as the Policy remains in the higher specified band and possibly a decrease in the monthly per unit charges.

Decreases in specified amount may cause the Policy to drop into a lower band of specified amount and may result in an increase in the rates for the cost of insurance and monthly per unit charges.  Decreases in specified amount will be applied on a last-in, first-out basis to the specified amount in force, and will first reduce the specified amount provided by the most recent increase in specified amount in force, then reduce the next most recent increases, successively, and thereafter reduce the initial specified amount.

The underwriting class of the insured will affect the cost of insurance rates.  In determining underwriting classifications, we apply certain criteria that are based on an assessment of the insured's life expectancy.  We currently place insureds into preferred and standard classes.  We also place insureds into substandard classes with extra ratings, which reflect higher mortality risks and will result in higher cost of insurance rates. Examples of reasons an insured may be placed into an extra risk factor underwriting class include, but are not limited to, medical history, avocation, occupation, driving record, or planned future travel (where permitted by state law).

We may issue certain policies on a simplified issue or expedited simplified issue basis. Cost of insurance rates charged for any policies issued on a simplified or expedited simplified basis may cause healthy individuals to pay higher cost of insurance rates than they would pay under a substantially similar policy that we offer using different underwriting criteria.

The guaranteed cost of insurance rates under the riders are based on the same C.S.O. tables as the guaranteed cost of insurance rates applied to the  Policy without riders except that current rates are not guaranteed for any amount of time under the riders.

Mortality and Expense Risk Charge

We deduct a daily charge from your Policy's cash value in each subaccount that, together with other fees and charges, compensates us for services rendered, the expenses expected to be incurred and the risks assumed. This charge is equal to:
• The value of each subaccount; multiplied by
• The daily pro rata portion of the annual mortality and expense risk charge rate of up to 0.75%.
The annual rate for the mortality and expense risk charge is equal to 0.75% of the average daily net assets of each subaccount. We guarantee to reduce this charge to 0.30% after the first 15 Policy years.  We may reduce this charge to 0.00% in the 16th Policy year, but we do not guarantee that we will do so, and we reserve the right to maintain this charge at the 0.30% level after the 15th Policy year.

If this charge, combined with other Policy fees and charges, does not cover our total actual costs for services rendered and expenses incurred, we absorb the loss. Conversely, if these fees and charges more than cover actual costs, the excess is added to our surplus. We expect to profit from these charges.

Transfer Charge

We currently allow you to make 12 transfers each Policy year free of charge. Except as listed below, we charge $25 for each additional transfer. We deduct the transfer charge from the amount being transferred. We will not increase this charge.
•	For purposes of assessing the transfer charge, all transfers made in one day, regardless of the number of subaccounts affected by the transfer, will be considered a single transfer.
•	We deduct the transfer charge from the amount being transferred.
•
Transfers resulting from loans, the exercise of conversion rights, or the reallocation of cash value immediately after the reallocation date, currently are not treated as transfers for the purpose of assessing this charge.

•	Transfers via the Internet are not treated as transfers for the purpose of assessing this charge.
•	Transfers among the ProFunds and/or Access Trust subaccounts are not treated as transfers for the purpose of assessing this charge.
•	Transfers under dollar cost averaging and asset rebalancing are not treated as transfers for the purpose of assessing this charge.

Loan Interest Rate Charge

We currently charge you an effective annual interest rate on a Policy loan of 2.75% (3.0% maximum guaranteed) on each Policy anniversary.  We will also credit the amount in the loan reserve account with an effective annual interest rate of 2.0%.  After offsetting the 2.0% interest we credit, the net cost of loans currently is 0.75% annually (1.0% maximum guaranteed).  After the 10th Policy year, we will currently apply preferred loan rates on an amount equal to the cash value minus total premiums paid (less any cash withdrawals) and minus any outstanding loan amount including accrued loan interest.  The current preferred loan effective annual interest rate charged is 2.00% and is guaranteed not to exceed 2.25%.  After the insured's attained age 100, all loans, new and existing, are considered preferred loans.

Taxes

We currently do not make any deductions for taxes from the separate account. We may do so in the future to the extent that such taxes are imposed by federal or state agencies.
Rider Charges
 The following charges apply if you elect any of the riders available under the Policy as noted below (see "Supplemental Benefits (Riders)"):

•
Living Benefit Rider.  If the rider is exercised, we reduce the single sum benefit by a discount factor to compensate us for  income lost due to  the early payment of the death benefit.  The discount factor is based on the current yield on 90-day U.S. Treasury bills or the Policy loan interest rate, whichever is greater. For a complete description of the Living Benefit Rider, please refer to the section entitled "Living Benefit Rider (an Accelerated Death Benefit)" in this prospectus.

•
Disability Waiver of Monthly Deductions Rider. We assess a rider charge based on the insured's issue age, sex and net amount at risk for the Policy, as well as a charge based on those riders that would be eligible to have monthly deductions waived.

•
Disability Waiver of Premium Rider. The charge for this rider is based on the insured's issue age, sex and the amount of monthly waiver of premium benefit that would be paid in the event of total disability, as defined in the rider.

Portfolio Expenses

The value of each subaccount will reflect the fees and expenses paid and received by the corresponding portfolio - including, but not limited to management fees and expenses, operating expenses and any 12b-1 fees.   Under certain circumstances, the board of directors of a government money market portfolio would have the discretion to impose a liquidity fee on redemptions from the money market portfolio and to implement a redemption gate that would temporarily suspend redemptions from the fund.  Accordingly, we reserve the right to implement, administer and charge you for any such fee or restriction that may be imposed by the government money market portfolios.

Please see the fund prospectuses for more detailed information about the portfolios.

Revenues We Receive
We (and our affiliates) may directly or indirectly receive payments from the portfolios, their advisers, sub-advisers, distributors or affiliates thereof , in connection with certain administrative, marketing and other support services we (and our affiliates) provide and expenses we incur in selling our variable insurance products.

These arrangements are sometimes referred to as "revenue sharing" arrangements and are described further below. While only certain of the types of payments described below may be made in connection with your particular Policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including your Policy.
We (and/or our affiliates) may receive some or all of the following types of payments:

•
Rule 12b-1 Fees.  We and/or our affiliate, Transamerica Capital, Inc. ("TCI") which is the principal underwriter for the Policies indirectly receive 12b-1 fees from certain funds available as investment choices under our variable insurance products.  Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us.  These fees range from 0.00% to 0.35% of the average daily assets of the certain portfolios attributable to the Policies and to certain other variable insurance products that we and our affiliates issue.

•
Administrative, Marketing and Support Service Fees ("Support Fees").  The investment adviser, sub-adviser, administrators, and/or distributors (or affiliates thereof) of the portfolios may make payments to us and/or our affiliates, including TCI.  These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser realizes from the advisory fee deducted from portfolio assets.  Policyowners, through their indirect investment in the portfolios, bear the costs of these advisory fees. (See the prospectuses for the funds for more information.)  The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular fund portfolios attributable to the Policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amount s of payments may be significant.  A dvisers or sub-advisers (or other affiliates) pay ments to us vary .

The chart below provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to Transamerica Premier and TCI
Fund	Maximum Fee % of assets*	Fund	Maximum Fee % of assets*
Transamerica Series Trust **	--	Fidelity Variable Insurance Products Funds	0.39%***
ProFunds	0.50%	Access One Trust	0.50%
AllianceBernstein	0.25%	Franklin Templeton	0.35%

* Payments are based on a percentage of the average assets of each fund portfolio owned by the subaccounts available under this Policy and under certain other variable insurance products offered by our affiliates and us.  We and TCI may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services provided.
** Because the Transamerica Series Trust is managed by an affiliate, there are additional benefits to us and our affiliates for amounts you allocate to the Transamerica Series Trust portfolios, in terms of our and our affiliates' overall profitability.  During 201 6 we received $ 11,065,966.82 from TAM.
*** We receive this percentage once $100 million in fund shares are held by the subaccounts of Transamerica Premier and its affiliates.

Other payments.  We and our affiliates, including TCI and Transamerica Fund Advisors, Inc. ("TFA") also directly or indirectly receive additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the portfolios (or their affiliates) with regard to variable insurance products or mutual funds that are issued or managed by us and our affiliates. These payments may be derived in whole or in part, from the profits the investment adviser or sub-adviser receives from the advisory fee deducted from portfolio assets.  Policyowners, through their indirect investment in the portfolios, bear the costs of those advisory fees (see the prospectuses for the funds for more information).

Certain advisers and sub-advisers of the underlying Funds (or their affiliates) (1) may directly or indirectly pay TCI conference sponsorship (s) or marketing allowance payments that provides such advisers and sub-advisers with access to TCI's wholesalers at TCI's national and regional sales conferences as well as internal and external meetings and events that are attended by TCI's wholesalers and/or other TCI employees; (2) may pay to TFA, directly or indirectly, varying amounts to obtain access to TFA's wholesaling and selling representatives; (3) may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the Funds and to assist with their promotional efforts; and (4) may reimburse our affiliated selling firms for exhibit booths and other items at national conferences of selling representatives.  The amounts may be significant and these arrangements provide the adviser or sub-adviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the Policy.

For the calendar year ended December 31, 201 6 , TCI and its affiliates received revenue sharing payments that totaled approximately $ 2,700,000.00 . The firms that paid revenue to participate in TCI sponsored events included but were not limited to the following: Aegon USA Investment Management; Allianzgi Distributors; American Century Investment Management, Inc.; American Funds; Barrow, Hanley, Mewhinney & Strauss; Belle Haven Investments; BlackRock Investment Management, LLC; Columbia Threadneedle Investments; Fidelity Management & Research Company; Franklin Templeton Services, LLC; Goldman Sachs; Hartford; Invesco; Janus Capital Management LLC;  Jennison Associates LLC; John Hancock; JP Morgan Investment Management Inc.; Kayne Anderson Capital Advisors, LP;   Lord Abbett & Co.; Manning & Napier Advisors; MFS Investment Management; Milliman Financial Risk Management LLC; Morgan Stanley Investment Management Inc.; Morningstar Advisers; Natixis Global Asset Management; Neuberger Berman; New York Life/Mainstay Investments; Oppenheimer Funds, Inc.; Pacific Investment Management Company; PineBridge Investments LLC; Pioneer Investment Management, Inc.; Prudential Investments; QS Legg Mason Global Asset Allocation, LLC; Ridgeworth Investments;  Rockefeller & Co.; Schroder Investment Management; Systematic Financial Management; TIAA; Thompson, Siegel & Walmsley; The Vanguard Group, Inc.;  and Wellington Management Company.

Please Note: Some of the aforementioned advisers and/or sub-advisers may not be associated with underlying fund portfolios currently available in this product.
Proceeds from certain of these payments by the F unds, the advisers, the sub-advisers and/or their affiliates may be profit to us, and may be used for any corporate purpose, including payment of expenses (i) that we and our affiliates incur in promoting, issuing, marketing and administering the Policies; and (ii) that we incur, in our role as intermediary, in promoting and marketing the fund portfolios.
 For further details about the compensation payments we make in connection with the sale of the Policies, see "Sale of the Policies" in this prospectus.

The Policy

Your Policy is subject to the insurance laws and regulations of each state or jurisdiction in which it is available for distribution.  There may be differences between the Policy issued and the general Policy description contained in this prospectus because of requirements of the state where your Policy is issued.  Some of the state specific differences are included in the prospectus, but this prospectus does not include references to all state specific differences.  All state specific Policy features will be described in your Policy.

Ownership Rights

The Policy belongs to the owner named in the application. The owner may exercise all of the rights and options described in the Policy. If the owner dies before the insured and no contingent owner is named, then ownership of the Policy will pass to the owner's estate. The principal rights an owner may exercise are:

•	To designate or change beneficiaries before the death of the insured.
•	To receive amounts payable before the death of the insured.
•	To assign the Policy (If you assign the Policy, your rights and the rights of anyone who is to receive payment under the Policy are subject to the terms of that assignment.)
•	To change the owner of the Policy.
•	To change the specified amount or death benefit option type of the Policy.

At issue, the owner must select either the Guideline Premium Test or the Cash Value Accumulation Test on the Policy application.  Once selected, this tax test cannot be changed.

No designation or change in designation of an owner will take effect unless we receive a transfer of ownership  form .  The request will take effect as of the date we receive it, in good order, at our mailing address, or by fax at our administrative office (1-727-299-1620), subject to payment or other action taken by us before it was received.

Modifying Your Policy

Any modifications or waiver of any rights or requirements under the Policy must be in writing, in good order, and signed by our president or secretary.  No registered representative may bind us by making any promise not contained in the Policy.

Upon notice to you, we may amend the Policy:
•	To make the Policy or the separate account comply with any law or regulation issued by a governmental agency to which we are subject; or
•	To assure qualification of the Policy as a life insurance contract under the Internal Revenue Code or to meet applicable requirements of federal or state laws relating to variable life policies; or
•	To reflect a change in the operation of the separate account; or
•	To provide additional subaccounts and/or fixed account options.

We may also decide to purchase securities from other portfolios for the separate account.  We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which the Policy belongs.

Purchasing a Policy

To purchase a Policy, you must submit a completed application, in good order, and an initial premium to us through any licensed life insurance agent who is also a registered representative of a broker-dealer having a selling agreement with TCI (the principal underwriter for the Policy) and us.  We may reject the application at any time before issuing a Policy.

There may be delays in our receipt and processing of applications and premium payments that are outside of our control – for example, because of the failure of a selling broker-dealer or registered representative to promptly forward the application to us at our mailing address, or because of delays in determining whether the Policy is suitable for you.  Any such delays will affect when your Policy can be issued.

You select the specified amount of insurance coverage for your Policy within the limits of your Policy.  Our current minimum specified amount is generally $100,000.  We offer the following specified amount bands of coverage under the Policy:

> Band 1: $100,000 - $249,999
> Band 2: $250,000 - $499,999
> Band 3: $500,000 - $999,999
>  Band 4: $1,000,000 or more

We generally will only issue a Policy to you if you provide sufficient evidence that the insured meets our insurability standards. Your application is subject to our underwriting rules, and we may reject any application for any reason permitted by law. We will not issue the Policy to you if the insured is over issue age 80. The insured must be insurable and acceptable to us under our underwriting rules on the later of:
•	The date of your application; or
•	The date the insured completes all of the medical tests and examinations that we require.

Tax Free "Section 1035" Exchanges

You can generally exchange one life insurance policy for another policy covering the same insured in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both life insurance policies carefully. Remember that if you exchange another life insurance policy for the one described in this prospectus, you might have to pay a surrender charge on your old policy, other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, or if your current policy is subject to a policy loan, you may also have to pay federal income tax on the exchange. You should not exchange another life insurance policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person selling you the Policy. (That person will generally earn a commission if you buy the Policy through an exchange or otherwise.)

When Insurance Coverage Takes Effect

Except as provided in the conditional receipt (" Conditional Receipt"), if issued, or in connection with certain Section 1035 Exchanges, insurance coverage under the Policy will not take effect until after all of the following conditions have been met: (1) the first full premium must be received by the Company at our mailing address; (2) during the lifetime of every proposed insured, the proposed owner must have personally received and accepted the Policy which was applied for and all answers on the application must be true and correct on the date such Policy is received and accepted; and (3) on the date of the later of either (1) or (2) above, all of the statements and answers given in the application must be true and complete, and there must have been no change in the insurability of any proposed insured.

Conditional Insurance Coverage. If you pay the full initial premium and have met all of the requirements listed in the Conditional Receipt attached to the application, and we deliver the Conditional Receipt to you, the insured may have conditional insurance coverage under the terms of the Conditional Receipt. The conditional insurance coverage may vary by state and/or underwriting standards. Because we do not accept initial premiums in advance for Policies with a specified amount in excess of $1,000,000, we do not offer conditional insurance coverage for Policies issued with a specified amount in excess of $1,000,000. Conditional insurance coverage is void if the check or draft you gave us to pay the initial premium is not honored when we first present it for payment.

The aggregate amount of conditional insurance coverage, if any, is the lesser of:	•	The amounts applied for under all Conditional Receipts issued by us; or
	•	$500,000 of life insurance.
Subject to the conditions and limitations of the Conditional Receipt, conditional insurance under the terms of the Policy applied for may become effective as of the later of:	•	The date of application; or
●
The date of the last medical examination, test, and other screenings required by us, if any (the "Effective
Date").  Such conditional insurance will take effect as
of the Effective Date, as long as all of the following
requirements are met:

1.
The person proposed to be insured is found to have been insurable as of the Effective Date, exactly as applied for in accordance with our underwriting rules and standards, without any modifications as to plan, amount, or premium rate.

		2.	As of the Effective Date, all statements and answers given in the application must be true.
3.
The payment made with the application must not be less than the full initial premium for the mode of payment chosen in the application and must be received at our mailing address within the lifetime of the proposed insured.

4.
All medical examinations, tests, and other screenings required of the proposed insured by us are completed and the results received at our mailing address within 60 days of the date the application was signed.

		5.	All parts of the application, any supplemental application, questionnaires, addendum and/or amendment to the application are signed and received, in good order, at our mailing address.
Any conditional life insurance coverage terminates on the earliest of:	•	60 days from the date the application was signed.
	•	The date we either mail notice to the applicant of the rejection of the application and/or mail a refund of any amounts paid with the application.
	•	When the insurance applied for goes into effect under the terms of the Policy that you applied for.
	•	The date we offer to provide insurance on terms that differ from the insurance for which you have applied.
Special limitations of the Conditional Receipt:	•	The Conditional Receipt is not valid unless:
		1.	All blanks in the Conditional Receipt are completed.
		2.	The receipt is signed by an authorized Company representative.

Other limitations:	•	There is no Conditional Receipt coverage for riders or any additional benefits, if any, for which you may have applied.
	•	If one or more of the receipt's conditions have not been met exactly, or if a proposed insured dies by suicide, we will not be liable except to return any payment made with the application.
•
If we do not approve and accept the application within 60 days of the date you signed the application, the application will be deemed to be rejected by us and there will be no conditional insurance coverage.  In that case, Transamerica Premier's liability will be limited to returning any payment(s) you have made upon return of this receipt to us.

For 1035 Exchanges.  Coverage may begin earlier in Section 1035 exchange situations as provided in the "Absolute Assignment to Effect Internal Revenue Code Section 1035 Exchange and Rollover" form.  As provided in that form, the insurance coverage shall take effect as of the date the replaced policy is surrendered, and before delivery of the Policy, if the following conditions have been met:
The Policy has been approved for issue - if approved other than as applied for - and accepted in writing by the proposed owner and either:
1.	The replaced policy has been surrendered and the surrender proceeds thereafter received by the Company are themselves sufficient to place the Policy in force; or
2.
If, in addition to the surrender of the replaced policy from the existing issuer, premium is paid during the proposed insured's lifetime (either with the application for the Policy or thereafter if permitted by the Company in writing) and if such premium together with any surrender proceeds thereafter received, are sufficient to place the Policy in force.

Charges will be applied beginning on the date that the coverage takes effect.
Full Insurance Coverage and Allocation of Initial Premium. Once we determine that the insured meets our underwriting requirements and you have paid the initial premium, the Policy will be issued and full insurance coverage will commence and we will begin to take the monthly deductions from your net premium. This date is the Policy date (the record date, if Policy is backdated).  Any premium payments we receive before the Policy date (record date, if applicable) will be held in a non-interest bearing suspense account.  On the Policy date (or the record date if your Policy is backdated), the entire amount in the non-interest bearing suspense account will be allocated as follows: (i) to the subaccounts and/or the fixed account as you specified in your application, if your state does not require a full refund of the initial premium; or (ii) to the reallocation account, if your state requires us to return your initial premium in the event you exercise your free look right.  While held in the reallocation account, premium(s) will be credited with interest at the current fixed account rate, until the reallocation date when they will be allocated to the subaccounts and/or fixed account as you specified in your application.  Please Note: If a Policy is backdated, your premiums are credited on the record date and not the backdated Policy date.

On any day we credit net premiums or transfer cash value to a subaccount, we will convert the dollar amount of the net premium (or transfer) into subaccount units at the unit value for that subaccount, determined at the end of the day on which we receive the premium or transaction request.  We will credit amounts to the subaccounts only on a valuation date, that is, on a date the New York Stock Exchange ("NYSE") is open for trading, but no later than 4:00 p.m. Eastern Time.  (If premium or a transaction request is received after 4 p.m. Eastern Time, we will process the requested transaction the next available day that the NYSE is open.)  This is true whether the requested transaction comes in via fax, wire or other electronic means, or by telephone.

Transaction Type:	Priced when received at our:
Payment by Check	Mailing Address, unless a different address appears on your Billing Coupon
Transfer Request	Administrative Office
Payment by Wire Transfer	Administrative Office
Electronic Credit and Debit Transactions (e.g., payments through direct deposit, debit transfers, and forms of e-commerce payments)	Administrative Office

Backdating a Policy

If you request, we may backdate a Policy by assigning a Policy date earlier than the date the Policy full insurance coverage begins.   However, in no event will we backdate a Policy earlier than the earliest date allowed by state law or by our underwriting rules. Your request must be in writing and, if we approve the request, we will amend your application.  Your premiums, however, will be credited on the date the Policy is issued, not the backdated Policy date. Please Note: State specific rules may apply to a request to backdate a policy.  Please contact your registered representative for further information.

Cost of insurance charges are based in part on the age of the insured on the Policy date or on the date of a requested increase in specified amount.  Generally, cost of insurance charges are lower at a younger age. We will deduct the monthly deductions, including cost of insurance charges, for the period that the Policy is backdated. This means that while the monthly deductions may be lower than what would have been charged had we not backdated the Policy, you will be paying for insurance during a period when the Policy was not in force.

Policy Changes After Attained Age 100

If the Policy is still in force on the Policy anniversary on or following the insured's 100th birthday, the Policy will continue, with the following changes, unless state law otherwise requires:

•	We will not accept any further premium payments.
•	We will no longer deduct the monthly deductions.
•	We will continue to deduct the mortality and expense risk charge, if any.
•	Interest will continue to accrue on any Policy loans, as before, and all loans, new and existing, are considered preferred loans.
•	We will continue to accept Policy loan repayments and loan interest payments.
•	We will continue to permit Policy loans and withdrawals to be made.

Please Note: Continuing a Policy beyond the insured's 99th birthday may have tax consequences. You should consult a tax advisor if you intend to keep the Policy in force beyond the insured's 99th birthday. Please see the "Federal Income Tax Considerations" section of this prospectus.

Premiums

Allocating Premiums

You must instruct us on how to allocate your net premium among the subaccounts and the fixed account according to these guidelines:

•	Allocation percentages must be in whole numbers.
•
If you select dollar cost averaging, we may require you to have a minimum of $5,000 in each subaccount from which we will make transfers and you may be required to transfer at least a total of $100 monthly.

•	If you select asset rebalancing, the cash value of your Policy (if an existing Policy) or your minimum initial premium (if a new Policy) must be at least $5,000.
•
Unless otherwise required by state law, we may restrict your allocations to the fixed account if the fixed account value, excluding amounts in the loan reserve, following the allocation would exceed $250,000.  (This restriction does not apply to any transfer to the fixed account necessary in the exercise of conversion rights.)

Currently, you may change the allocation instructions for additional premium payments without charge at any time by writing us at our mailing address, or calling us at our administrative office at 1‑800‑851‑9777, Monday ‑ Friday, between the hours of 8:30 a.m. - 7:00 p.m. Eastern time. You may also change allocations through our website at www.premier.transamerica.com.

Please Note: Certain subaccounts have similar names.  When providing your allocation instructions, please state or write the full name of the subaccount that you select for your allocation to ensure that those allocation instructions are in good order.  The change will be effective as of the valuation date on which we receive the change, in good order, at our mailing address or administrative office. Upon instructions from you, your authorized representative for your Policy may also change your allocation instructions for you. The minimum amount you can allocate to a particular subaccount is 1.0% of a net premium payment.

Whenever you direct money into a subaccount, we will credit your Policy with the number of units for that subaccount that can be bought for the dollar payment. Premium payments received at our mailing address, or at the address on your billing coupon (for payments made by check) or at our administrative office (for payments made by wire transfer and through electronic credit and debit transactions) before the NYSE closes are priced using the unit value determined at the closing of the regular business session of the NYSE (usually at 4:00 p.m. Eastern time). If we receive a premium payment after the NYSE closes, or on a day that the NYSE is closed for trading, we will process the order using the subaccount unit value determined at the close of the next regular session of the NYSE. We will credit amounts to the subaccounts only on a valuation date, that is, on a date the NYSE is open for trading.  Your cash value will vary with the investment experience of the subaccounts you have chosen. You bear the investment risk for amounts you allocate to the subaccounts.

You should periodically review how your cash value is allocated among the subaccounts and the fixed account because market conditions and your overall financial objectives may change.

Reallocation Account. If your state requires us to return your initial premium in the event you exercise your free look right, we will allocate the initial net premium on the Policy date (or the record date if your Policy is backdated) to the reallocation account as shown on your Policy schedule page. While held in the reallocation account, net premium(s) will be credited with interest at the current fixed account rate and reduced by any monthly deductions due. The net premiums will remain in the reallocation account until the reallocation date. The reallocation date is the date we reallocate all cash value held in the reallocation account to the fixed account and/or subaccounts you selected in your application.  In those states that require us to return all premiums paid for the Policy in the event you exercise your free look right, we set the reallocation date to coincide with the free look period that is applicable to your Policy plus a margin of five days for Policy delivery. Please contact your registered representative/agent for details concerning the free look period for your state.

If you do not request dollar cost averaging, then we will reallocate all cash value from the reallocation account to the fixed account and the subaccounts you selected on the application, on the first valuation date on or after the reallocation date.  If however, you requested dollar cost averaging, then on the reallocation date, we will reallocate the cash balance on the reallocation date to the fixed account, the Transamerica Aegon Government Money Market VP subaccount or the Transamerica JPMorgan Core Bond VP subaccount (depending on which subaccounts you selected on your application).

Please Note: For states that do not require a full refund of the initial premium, the reallocation date is the same as the Policy date. On the Policy date, we will allocate your initial net premium, minus monthly deductions, to the fixed account and the subaccounts in accordance with the instructions you gave us on your application.

Premium Flexibility

You generally have flexibility to determine the frequency and the amount of the premiums you pay. Before we issue the Policy to you, we may require you to pay a premium at least equal to a minimum monthly guarantee premium set forth in your Policy. Thereafter (subject to the limitations described below), you may make premium payments at any time and in an amount of at least  $50. Under some circumstances, you may be required to pay extra premiums to prevent a lapse. Your minimum monthly guarantee premium may change if you request a change in your Policy. If this happens, we will notify you of the new minimum monthly guarantee premium.  See "Minimum Monthly Guarantee Premium" below.

Planned Periodic Payments

You can determine a planned periodic payment schedule, which allows you to pay level premiums at fixed intervals over a specified period of time. The amount and frequency you choose will be shown in your Policy. You are not required to pay premiums according to this schedule. You may change the amount, frequency, and the time period over which you make your planned periodic payments. Please be sure to notify us or your selling firm of any address changes so that we may be able to keep your current address on record.

Even if you make your planned periodic payments on schedule, your Policy still may lapse. How long your Policy remains in force depends on the Policy's net surrender value. If the net surrender value is not high enough to pay the monthly deductions when due then your Policy will lapse (unless you make the payment we specify during the 61‑day grace period).

Premium Limitations & Payments

  We will not allow you to make any premium payments that would cause the total amount of the premiums you pay to exceed the current maximum premium limitation, if applicable, by which the Policy qualifies as life insurance under federal tax laws. (See "Death Benefit" for more information regarding the Guideline Premium Test.)

This maximum is set forth in your Policy. If you make a payment that would cause your total premiums to be greater than the maximum premium limitations, we generally will return the excess portion of the premium payment within 60 days after the end of that Policy year.  In addition, we reserve the right to refund a premium or require evidence of insurability if the premium would increase the death benefit by more than the amount of the premium. If you choose the Guideline Premium Test there are additional premium limitations.  We will not accept a payment that will cause the Policy to become a modified endowment contract without your consent. (Please refer to the section of this prospectus entitled "Federal Income Tax Considerations" for more information regarding tax considerations regarding your Policy or consult a qualified tax advisor.)

We may require premium payments to be at least $50 ($1,000 if by wire). If the payment mode is by monthly direct deposit, we may require minimum payments of $100.  We may return premiums less than the minimum.

Note: We reserve the right to reject any form of payment. Any unacceptable forms of payment will be returned.
 Wire Transfers. We will accept premium payments by wire transfer. If you wish to make payments by wire transfer, you should contact our administrative office at 1-800-851-9777 for instructions on wiring  funds to us. Certain charges are deducted from the premium payments you make.

Tax Free Exchanges ("1035 Exchanges"). We will  accept a part of or all of your additional premiums from one or more contracts insuring the same insured that qualify for tax free exchanges under Section 1035 of the Internal Revenue Code.

 If you contemplate such an exchange, you should consult a competent tax advisor to learn the potential tax effects of such a transaction.

Transfers
General
You or your authorized representative may make transfers among the subaccounts or among the subaccounts and the fixed account. You will be bound by any transfers made by your authorized representative.  We determine the amount you have available for transfers at the end of the valuation period when we receive your transfer request. We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit. The following features apply to transfers under the Policy:

•
Your Policy may be limited to a cumulative transfer out of the fixed account each Policy year of the greater of 25% of the amount in the fixed account, or the amount transferred out of the fixed account in the previous Policy year.  However, the transfer may not be greater than the unloaned portion of the fixed account on that date.  See "Fixed Account Transfers."

•
Currently we do not, but reserve the right to, limit the amount of and the number of transfers out of the fixed account to one per Policy year.  If we modify or stop our current practices, we will notify you at the time of your transfer.

•
Unless otherwise required by state law, we may restrict transfers to the fixed account, if the fixed account value, excluding amounts in the loan reserve account, following the transfer would exceed $250,000. This restriction does not apply to any transfer to the fixed account necessary in the exercise of conversion rights.

•
You may request transfers in writing to our mailing address (in a form we accept), or by fax or by telephone to our administrative office, or electronically through our website (www.premier.transamerica.com). Please Note:  Certain subaccounts have similar names. It is important that you state or write the full name of the subaccount when making a transfer request to ensure that any transfer request that you submit is in good order.

•	There is no minimum amount that must be transferred.
•	There is no minimum amount that must remain in a subaccount after a transfer.
•	Except as listed below, we may deduct a $25 charge from the amount transferred for each transfer in excess of 12 transfers in a Policy year:
1. We consider all transfers made in any one day to be a single transfer.

2.     Transfers resulting from loans or the exercise of conversion rights, or due to reallocation of cash value immediately after the reallocation date, are currently not treated as transfers for the purpose of assessing the transfer charge.

3. Transfers via the Internet are not treated as transfers for the purpose of assessing the transfer charge.
4. Transfers among the ProFunds and/or Access Trust subaccounts are not treated as transfers for the purpose of assessing the transfer charge.
5. Transfers under dollar cost averaging and asset rebalancing currently are not treated as transfers for the purpose of assessing the transfer charge.

We will process any transfer order that is received, in good order, in writing at our mailing address, or by fax or telephone at our administrative office before the NYSE closes (usually 4:00 p.m. Eastern time) using the subaccount unit value determined at the end of that session of the NYSE. If we receive the transfer order after the NYSE closes or on a day the NYSE is closed for trading, we will process the order using the subaccount unit value determined at the close of the next regular business session of the NYSE.  (If you send your request by fax, be sure to use the correct fax number. Please see "Telephone, Fax and Online Privileges.")

Disruptive Trading and Market Timing

 The market timing policy and the related procedures (discussed below) do not apply to the ProFunds or Access Trust subaccounts because the corresponding portfolios are specifically designed to accommodate frequent transfer activity. If you invest in the ProFunds or Access Trust subaccounts, you should be aware that you may bear the costs and increased risks of frequent transfers discussed below and they may have a greater risk than other portfolios of suffering the harmful effects of market timing and disruptive trading.
Statement of Policy. This variable insurance Policy was not designed to accommodate market timing or facilitate frequent or large trading through transfers among the subaccounts or between the subaccounts and the fixed account by market timers or frequent or disruptive traders. (Both frequent and large transfers may be considered disruptive.)

Market timing and disruptive trading can adversely affect you, other policyowners, beneficiaries and underlying fund portfolios. The adverse effects include:

1.
Dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio's investments (some market timers attempt to do this through methods known as "time-zone arbitrage" and "liquidity arbitrage");

2.
An adverse effect on portfolio management, such as (a) impeding a portfolio manager's ability to sustain an investment objective; (b) causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or (c) causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

3.	Increased brokerage and administrative expenses.
These risks and costs are borne by all policyowners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading or have concerns about our inability to detect or prevent any such trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine that you or anyone acting on your behalf is engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policyowners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be "expedited" transfers. This means that we would accept only written transfer requests with an original signature sent to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the premium payment or transfer, or series of premium payments or transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any policyowner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit.  We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policyowners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more trades or variable insurance products that we believe are connected by policyowners or persons engaged in trading on behalf of policyowners.

In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transferred with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances; we may change the maximum dollar amount of permitted transfers quickly and without notice.

Please note: If you engage a third party investment adviser for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment adviser in providing these services.

In addition to our internal policies and procedures, we will administer your variable life policy to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:
•	impose redemption fees on transfers; or
•
expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or

•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions imposed by the underlying funds or our competitors may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

We do not impose any prophylactic transfer restrictions. In the absence of any such restrictions (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is possible that some level of market timing and disruptive trading will occur before we are able to detect it and take steps to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policyowners (or those acting on their behalf ) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such policyowners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other policyowners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on policyowners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Policyowners should be aware that we do not monitor transfer requests from policyowners or persons acting on behalf of policyowners for compliance with, nor do we apply, the frequent trading policies and procedures of the respective underlying fund portfolios that would be affected by the transfers.

Policyowners should be aware that we are required to provide to an underlying fund portfolio or its payee, promptly upon request, certain information about the trading activity of individual policyowners, and to restrict or prohibit further purchases or transfers by specific policyowners or persons acting on their behalf, if identified by an underlying fund portfolio as violating the frequent trading policies established for the underlying fund portfolio. Please read the fund's prospectus for information about restrictions on transfers.

Omnibus Orders. Policyowners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual policyowners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios' ability to apply their respective frequent trading policies and procedures.

We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it may affect other policyowners of underlying fund portfolio shares, as well as the policyowners of all of the variable annuity contracts or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from policyowners engaged in market timing or disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

Telephone, Fax and Online Privileges
 Telephone transfer privileges will automatically apply to your Policy unless you provide other instructions. The telephone transfer privileges allow you to give authority to the registered representative of record for your Policy to make telephone transfers and to change the allocation of future payments among the subaccounts and the fixed account on your behalf according to your instructions. To make a telephone transfer, you may call us at our administrative office at 1‑800‑851‑9777, Monday ‑ Friday, between the hours of 8:30 a.m. - 7:00 p.m. Eastern time, or fax your instructions to our subaccount transfer fax number 1-727-299-1648 (for all other fax requests, please use 1-727-299-1620).  You also may request transfers electronically through our website, www.premier.transamerica.com. Please Note: Certain subaccounts have similar names. When providing your allocation instructions, please state or write the full name of the subaccount that you select for your allocation to ensure that those allocation instructions are in good order.

Please note the following regarding telephone, Internet or fax transfers:

•	We will employ reasonable procedures to confirm that instructions are genuine.
•	If we follow these procedures, we are not liable for any loss, damage, cost or expense from complying with instructions we reasonably believe to be authentic. You bear the risk of any such loss.
•	If we do not employ reasonable confirmation procedures, we may be liable for losses due to unauthorized or fraudulent instructions.
•
Such procedures may include requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of transactions to owners, and/or tape recording telephone instructions received from owners.

•	We may also require that you send us the telephone, Internet or fax transfer order in writing.
•	If you do not want the ability to make telephone or Internet transfers, you should notify us in writing at our mailing address or through our fax number (1-727-299-1620).
•	We will not be responsible for same-day processing of transfers if the transfer order is faxed to a number other than 1-727-299-1648 or 1-727‑299‑1620.
•
We will not be responsible for any transmittal problems when you fax us your order unless you report it to us within five business days and send us proof of your fax transmittal. We may discontinue this option at any time.

We cannot guarantee that telephone and electronic transactions will always be available. For example, our offices may be closed during severe weather emergencies or there may be interruptions in telephone or fax service beyond our control. If the volume of calls is unusually high, we might not have someone immediately available to receive your order at our administrative office. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances.

Similarly, online transactions processed via the Internet may not always be possible. Telephone and computer systems, whether yours, your Internet service provider's, your registered representative's or Transamerica Premier's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make your request or inquiry in writing.

You should protect your personal identification number ("PIN") and your user ID and password because self-service options will be available to your authorized representative and to anyone who provides your identifying information. We will not be able to verify that the person using your PIN on the automated phone line or providing instructions online is you or one authorized by you.

Note:  Your requests that are received before the NYSE closes are priced using the subaccount unit value determined at the close of that regular business session of the NYSE (usually 4:00 p.m. Eastern Time).  If we receive a request after the NYSE closes, or on a day the NYSE is closed for trading, we will process the withdrawal request using the subaccount unit value determined at the close of the next regular business session of the NYSE. Please Note: All requests must be submitted in good order to avoid a delay in processing your request.

Fixed Account Transfers
Currently, we do not, but reserve the right to, limit the number of transfers out of the fixed account to one per Policy year.  If we change this, we will notify you at the time of your transfer.

We reserve the right to limit the maximum amount you may transfer from the fixed account to the greater of:
>	25% of the amount in the fixed account; or
>	The amount you transferred from the fixed account in the immediately preceding Policy year.

These restrictions do not apply if you have selected dollar cost averaging. However, the transfer may not be greater than the unloaned portion of the fixed account on the valuation date on which we receive the transfer request.

We will make the transfer at the end of the valuation date on which we receive the request in good order, at our administrative office (for telephonic and facsimile transactions) at our mailing address (for written correspondence), or electronically through our website.  We reserve the right to require that you make the transfer request in writing and that we receive the written transfer request no later than 30 days after a Policy anniversary.  Unless otherwise required by state law, we may restrict transfers to the fixed account, if the fixed account value, excluding amounts in the loan reserve, following the transfer would exceed $250,000.  Note: These restrictions may prolong the period of time it takes to transfer your total cash value in the fixed account to the subaccounts and, therefore, you should carefully consider whether investment in the fixed account meets your needs and investment criteria. This restriction does not apply to any transfer to the fixed account necessary in the exercise of conversion rights.

Except when used to pay premiums, we may also defer payment of any amounts from the fixed account for no longer than six months after we receive such written notice.

New Jersey:  If your Policy was issued in the State of New Jersey, the fixed account is not available to you as an investment option.  You may not direct or transfer any money to the fixed account.

Conversion Rights

If, within 24 months of your Policy date, you transfer all of your subaccount values to the fixed account, then we will not charge you a transfer fee, even if applicable. You must make your request in writing, in good order, to our mailing address.
In the event of a material change in the investment policy of any portfolio, you may transfer the subaccount value of that portfolio to the fixed account without a transfer charge.  We must receive your request to transfer all subaccount values to the fixed account in good order within 60 days after the effective date of the change of investment policy or the date you receive notification of such change, whichever is later.

Dollar Cost Averaging

Dollar cost averaging is a strategy designed to reduce the average purchase price per unit. The strategy spreads the allocation of your premium in the subaccounts over a period of time. This potentially allows you to reduce the risk of allocating most of your premium to the subaccounts at a time when prices are high. The success of this strategy is not assured and depends on market trends. You should consider carefully your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high. The asset rebalancing program is not available when this program is active. We make no guarantee that dollar cost averaging will result in a profit or protect you against loss.

Under dollar cost averaging, we automatically transfer a set dollar amount from the Transamerica Aegon Government Money Market VP subaccount, the Transamerica JPMorgan Core Bond VP subaccount, or the fixed account, to a subaccount that you choose.  We will make the transfers monthly as of the end of the valuation date after the first Monthiversary after the reallocation date. We will make the first transfer in the month after we receive your request at our mailing address or by facsimile at our administrative office, provided that we receive the form by the 25th day of the month.  Note:  As stated on your dollar cost averaging form, the date that you select cannot be the 29th, 30th or 31st of the month.

To start dollar cost averaging:	•	You must submit to us in good order, in writing to our mailing address (or by facsimile to our administrative office) a completed form signed by the owner requesting dollar cost averaging.
	•	You may be required to have at least $5,000 in each subaccount or the fixed account from which we will make transfers.
	•	Your total transfers each month under dollar cost averaging may be limited to a minimum of $100.

You may request dollar cost averaging at any time. There is no charge for dollar cost averaging.

Dollar cost averaging will terminate if any of the following occur:	•	We receive, in good order, at our mailing address (or by telephone or facsimile at our administrative office) a request to discontinue participation from you or your authorized representative.
	•	The value in the accounts from which we make the transfers is depleted.
	•	You elect to participate in the asset rebalancing program.
	•	You elect to participate in any asset allocation services provided by a third party.

If you terminate your participation in the dollar cost averaging program and later decide that you would like to participate again, you must submit (in good order) a new completed dollar cost averaging request form. We may modify, suspend, or discontinue dollar cost averaging at any time.

Asset Rebalancing Program
We also offer an asset rebalancing program under which you may transfer amounts periodically to maintain a particular allocation percentage among the subaccounts you have selected.  Cash value allocated to each subaccount will grow or decline in value at different rates. The asset rebalancing program automatically reallocates the cash value in the subaccounts at the end of each period to match your Policy's currently effective premium allocation schedule. Cash value in the fixed account is not available for this program and this program is not available in conjunction with the dollar cost averaging program.  We make no guarantee that participation in this program will result in a profit or protect you against loss.
You may elect asset rebalancing to occur on a monthly, quarterly, semi-annual or annual basis. Once we receive the asset rebalancing request form, in good order, at our mailing address (or facsimile at our administrative office), we will change your premium allocations to match your asset rebalancing instructions, and we will implement the asset rebalancing program on the date you indicated.  If you do not indicate a specific date, we will use the date of that when we receive the form.  We will credit the amounts transferred at the unit value next determined on the dates the transfers are made. If a day on which rebalancing would ordinarily occur falls on a day on which the NYSE is closed, rebalancing will occur on the next day that the NYSE is open.

To start asset rebalancing:	•	You must submit to us, in good order, in writing to our mailing address (or by facsimile to our administrative office) a completed asset rebalancing request form signed by the owner.
	•	You may be required to have a minimum cash value of $5,000 or make a $5,000 initial premium payment.

There is no charge for the asset rebalancing program.

Asset rebalancing will cease if:	•	You elect to participate in the dollar cost averaging program.
	•	We receive, in good order, at our mailing address or by facsimile (at our administrative office) a request to discontinue participation from you or your authorized representative.
	•	You make any transfer to or from any subaccount other than under a scheduled rebalancing.
	•	You elect to participate in any asset allocation services provided by a third party.

You may start and stop participation in the asset rebalancing program at any time, but we restrict your right to re‑enter the program to once each Policy year. If you wish to resume the asset rebalancing program, you must complete a new request form. We may modify, suspend, or discontinue the asset rebalancing program at any time.
.
Third Party Asset Allocation Services
We do not offer any asset allocation programs or any allocation models for use with your life insurance policy. You may authorize and engage your own investment advisor to manage your account.  These investment advisors may be firms or persons who also are appointed by us, or whose affiliated broker-dealers are appointed by us, as authorized sellers of the Policies.  Even if this is the case, however, please note that the investment advisor you engage to provide advice and/or make transfers for you is not acting on our behalf, but rather is acting on your behalf.  We do not offer advice about how to allocate your cash value under any circumstance.  We are not responsible for any recommendations such investment advisors make, any investment models or asset allocation programs they choose to follow, or any specific transfers they make on your behalf.

Any fee that is charged by your investment advisor is in addition to the fees and expenses that apply under your Policy.  We are not a party to the agreement you have with your investment advisor. You will, however, receive confirmations of transactions that affect your Policy.  Note: If you make withdrawals of cash value to pay advisory fees, then taxes may apply to any such withdrawals and tax penalties may be assessed on withdrawals.

If your investment advisor has also acted as your insurance agent with respect to the sale of your Policy, he or she may be receiving compensation for services provided both as an insurance agent and investment advisor.  Alternatively, the investment advisor may compensate the registered representative from whom you purchased your Policy for the referral that led you to enter into your investment advisory relationship with the investment advisor.  If you are interested in the details about the compensation that your investment advisor and/or your registered representative receive in connection with your Policy, you should ask them for more details.

We, or an affiliate of ours, will process the financial transactions placed by your authorized representative or investment advisor.  We reserve the right to discontinue doing so at any time and for any reason.  We may require insurance agents or investment advisors, who are authorized by multiple policyowners to make financial transactions, to enter into an administrative agreement with Transamerica Premier as a condition of our accepting transactions on your behalf.  The administrative agreement may impose limitations on the insurance agent's or investment advisor's ability to request financial transactions on your behalf.  These limitations, which are discussed in the section above entitled "Transfers – Disruptive Trading and Market Timing," are intended to (i) minimize the detrimental impact of an investment professional who is in a position to transfer large amounts of money for multiple clients in a particular portfolio or type of portfolio, or (ii)  to comply with specific restrictions or limitations imposed by a portfolio(s) of Transamerica Premier.

 Note:
•
Limitations that we may impose on your authorized representative or investment advisor under the terms of the administrative agreement do not apply to financial transactions requested by an owner on the owner's own behalf, except as otherwise described in this prospectus. Any third party asset allocation service may be terminated at any time by the owner or by the third party service by sending written instruction to our mailing address.

•	The practices and procedures described above do not apply to any asset allocation portfolios that are available as investment options under the Policy.

Policy Values
Cash Value
Your cash value:

•	Is determined on the Policy date and on each valuation date.
•
Equals the sum of all amounts invested in each subaccount and the fixed account, including any amounts held in the loan reserve account (part of the fixed account) to secure any outstanding Policy loan.

•	Serves as the starting point for calculating values under a Policy.
•
Varies from day to day, depending on the investment experience of the subaccounts you choose, the interest credited to the fixed account, the charges deducted and any other Policy transactions (such as additional premium payments, transfers, withdrawals and Policy loans).

•	Has no guaranteed minimum amount and may be more or less than premiums paid.

Net Surrender Value

The net surrender value is the amount we pay when you surrender your Policy while it is in force. We determine the net surrender value at the end of the valuation period when we receive your written surrender request, in good order, at our mailing address. You may also fax your requests to 727-299-1620.

Net surrender value on any valuation date equals:	•	The cash value as of such date; minus
	•	Any outstanding Policy loan amount including any accrued Policy loan interest.

Subaccount Value

The cash value in a subaccount is referred to as "subaccount value."  At the end of any valuation period, the subaccount value is equal to the number of units that the Policy has in the subaccount, multiplied by the unit value of that subaccount. (Note:  Subaccount transactions are converted to units for accounting purposes.)

The number of units in any subaccount on any valuation date equals:	•	The initial units purchased at unit value on the Policy date, or reallocation date, if different; plus
	•	Units purchased with additional net premium(s); plus
	•	Units purchased due to a loan repayment; plus
	•	Units purchased through transfers from another subaccount or the fixed account; minus
	•	Units redeemed to pay for monthly deductions; minus
	•	Units redeemed to pay for cash withdrawals; minus
	•	Units redeemed as part of a transfer to another subaccount, or the fixed account (including the loan reserve account);minus
	•	Units redeemed to pay cash withdrawal and transfer charges; minus
	•	Units redeemed due to any refund of premiums allocated to that subaccount.

Every time you allocate, transfer or withdraw money to or from a subaccount, we convert that dollar amount into units. We determine the number of units we credit to, or subtract from, your Policy by dividing the dollar amount of the allocation, transfer or cash withdrawal by the unit value for that subaccount next determined at the end of the valuation period on which the premium allocation, transfer request or cash withdrawal request is received; (i) at our mailing address (for written requests and payments by check); (ii) at our administrative office (for requests by fax or telephone or for payments made through electronic credit and debit transactions); or (iii) electronically through our website.
Subaccount Unit Value
The value (or price) of each subaccount unit will reflect the investment performance of the portfolio in which the subaccount invests. Unit values will vary among subaccounts. The unit value at the inception of each class of units of each subaccount was originally established at $10 per unit. The unit value may increase or decrease from one valuation period to the next.

The unit value of any subaccount at the end of a valuation period is calculated as:	•
The total value of the portfolio shares held in the subaccount, including the value of any dividends or capital gains distribution declared and reinvested by the portfolio during the valuation period.  This value is determined by multiplying the number of portfolio shares owned by the subaccount by the portfolio's net asset value per share determined at the end of the valuation period; minus

	•	A charge equal to the daily net assets of the subaccount multiplied by the daily equivalent of the mortality and expense risk charge; minus
	•	The accrued amount of reserve for any taxes or other economic burden resulting from applying tax laws that we determine to be properly attributable to the subaccount; and the result divided by
	•	The number of outstanding units in the subaccount before the purchase or redemption of any units on that date.

The portfolio in which any subaccount invests will determine its net asset value per share once daily, as of the close of the regular business session of the NYSE (usually 4:00 p.m. Eastern T ime) except on customary national holidays on which the NYSE is closed, which coincides with the end of each valuation period.

Fixed Account Value

On the Policy date, or the reallocation date, if different, the fixed account value is equal to the cash value allocated to the fixed account, less the portion of the first monthly deduction that is subtracted from the fixed account.

The fixed account value at the end of any valuation period is equal to:	•	The sum of net premiums allocated to the fixed account; plus
	•	Any amounts transferred from a subaccount to the fixed account (including amounts transferred to the loan reserve account); plus
	•	Total interest credited to the fixed account; minus
	•	Amounts charged to pay for monthly deductions; minus
	•	Amounts withdrawn or surrendered from the fixed account to pay for cash withdrawals or transfers or other fees and charges; minus
	•	Amounts transferred from the fixed account (including amounts transferred from the loan reserve account) to a subaccount; minus
	•	Any refund of premiums allocated to the fixed account.

Death Benefit

Death Benefit Proceeds

We will determine the amount of the death benefit proceeds on any Policy in force on the date of death upon receipt, in good order, at our administrative office of satisfactory proof of the insured's death, plus written direction (from each eligible recipient, in good order, of death benefit proceeds) regarding distribution of the death benefit payment, and any other documents, forms and information we need. We will pay interest on the death benefit from the date of death to the date of payment.  The annual interest rate will be at least 1%. We may require that the Policy be returned.  We will pay the death benefit proceeds to the primary beneficiary(ies), if living, or to a contingent beneficiary. If each beneficiary dies before the insured and there is no contingent beneficiary, we will pay the death benefit proceeds to the owner or the owner's estate. We will pay the death benefit proceeds in a lump sum or under a payment option.

The death benefit is equal to:	•	The amount determined based on the death benefit option that you select (described below); minus
	•	Any outstanding loan amount including any accrued loan interest; plus
	•	Any monthly deductions due during the grace period (if applicable); plus
	•	Any additional insurance in force provided by rider.

We may further adjust the amount of the death benefit proceeds if we contest the Policy or if you misstate the insured's age or sex.

Death Benefit

The Policy offers two death benefit options - Option A and Option B. The death benefit is determined at the end of the valuation period in which the insured dies. You must select one of the two death benefit options we offer in your application. This is an important decision.  If you do not choose a death benefit option in your application, the Option A death benefit option will automatically be in effect. No matter which death benefit option you choose, we guarantee that, as long as the Policy does not lapse, the death benefit will never be less than the specified amount on the date of the insured's death adjusted as shown above.

The Policy is intended to qualify under Internal Revenue Code Section 7702 as a life insurance policy for federal tax purposes.  The death benefit is intended to qualify for the federal income tax exclusion. The provisions of the Policy and any attached endorsement or rider will be interpreted to ensure such qualification, regardless of any language to the contrary.

To the extent the death benefit is increased to maintain qualification as a life insurance policy, we will make appropriate adjustments to any monthly deductions or supplemental benefits that are consistent with such an increase. We may deduct retroactive adjustments from the cash value or from any death benefits payable. Prospective adjustments will be reflected in the monthly deductions.

Under Section 7702 of the Internal Revenue Code, a Policy will generally be treated as life insurance for federal tax purposes if at all times it meets either a Guideline Premium Test ("GPT") or a Cash Value Accumulation Test ("CVAT"). You must choose either the GPT or the CVAT before the Policy is issued.  Once the Policy is issued, you may not change to a different test.  The death benefit will vary depending on which test is used.

The GPT has two components, a premium limit component and a corridor component.  The premium limit restricts the amount of premium that can be paid into the Policy.  The corridor requires that the death benefit be at least a certain percentage (varying each year by age of the insured) of the cash value.  The CVAT does not have a premium limit, but does have a corridor that requires that the death benefit be at least a certain percentage (varying based on the attained age, sex and underwriting class of the insured) of the cash value, adjusted for certain riders.

The corridor under the CVAT is different from the corridor under the GPT.  Specifically, the CVAT corridor requires more death benefit in relation to cash value than is required by the GPT corridor.  Therefore, for a Policy in the corridor with no riders, as your cash value increases your death benefit will increase more rapidly under CVAT than it would under GPT.

Your Policy will be issued using the GPT unless you choose otherwise.  In deciding whether or not to choose the CVAT, you should consider that the CVAT generally permits more premiums to be contributed to a Policy, but may require the Policy to have a higher death benefit, which may increase certain charges.

Option A
Under the Guideline Premium Test

The death benefit equals the greatest of:	1.	The specified amount; or
	2.	A specified percentage called the "limitation percentage," as shown on your Policy's schedule page, multiplied by the cash value on the insured's date of death; or
	3.	The amount required for the Policy to qualify as a life insurance policy under Section 7702 of the Internal Revenue Code.

Under Option A, your death benefit remains level unless the limitation percentage multiplied by the cash value is greater than the specified amount; then the death benefit will vary as the cash value varies.

The limitation percentage is the minimum percentage of cash value we must pay as the death benefit under federal tax requirements. It is based on the attained age of the insured at the beginning of each Policy year. The following table indicates the limitation percentages for the guideline premium test for different ages:

Attained Age Limitation Percentage
40 and under 250%
41 to 45 250% minus 7% for each age over age 40
46 to 50 215% minus 6% for each age over age 45
51 to 55 185% minus 7% for each age over age 50
56 to 60 150% minus 4% for each age over age 55
61 to 65 130% minus 2% for each age over age 60
66 to 70 120% minus 1% for each age over age 65
71 to 75 115% minus 2% for each age over age 70
76 to 90 105%
91 to 95 105% minus 1% for each age over age 90
96 to 99 100%
        100 and older           101%

If the federal tax code requires us to determine the death benefit by reference to these limitation percentages, the Policy is described as "in the corridor." An increase in the cash value will increase our risk, and we will increase the cost of insurance we deduct from the cash value.

Option A Guideline Premium Test Example. Assume that the insured's attained age is under 40 and that there are no outstanding loans. Under Option A, a Policy with a $100,000 specified amount will generally pay $100,000 in death benefits. However, because the death benefit must be equal to or be greater than 2.5 times the cash value, any time the cash value of the Policy exceeds $40,000, the death benefit will exceed the $100,000 specified amount. (The figure $40,000 is derived by solving for cash value in the following calculation: $100,000= 2.5 multiplied by cash value.)  Each additional dollar added to the cash value above $40,000 will increase the death benefit by $2.50.

Similarly, as long as the cash value exceeds $40,000, each dollar taken out of the cash value will reduce the death benefit by $2.50. If at any time the cash value multiplied by the limitation percentage is less than the specified amount, then the death benefit will equal the specified amount of the Policy, reduced by the dollar value of any cash withdrawals.

Under the Cash Value Accumulation Test

The death benefit equals the greatest of:	1.	The specified amount; or
	2.
A specified percentage called the "limitation percentage," as shown on your Policy's schedule page, multiplied by the difference of the cash value on the date of the insured's death and any applicable net single premium for riders that are qualified additional benefits (not applicable for this product); or

	3.	The amount required for the Policy to qualify as a life insurance policy under Section 7702 of the Internal Revenue Code.

Under Option A, your death benefit remains level unless the limitation percentage calculation above is greater than the specified amount; then the death benefit will vary as the cash value varies.

The limitation percentage under the cash value accumulation test is calculated as specified under Section 7702. It is based on the insured's sex, underwriting class, specified amount band, and attained age at the beginning of each Policy year and will differ depending on whether your Policy was issued under the 2001 or 1980 C.S.O. Tables.

Option A Cash Value Accumulation Test Example. Assume that the insured's attained age is under 40 and a Policy has no outstanding loans, a specified amount of $100,000 and the limitation percentage is 297%. Under Option A, a Policy with a $100,000 specified amount will generally pay $100,000 in death benefits. However, because the death benefit for the Policy must be equal to or be greater than 2.97 times the cash value, any time the cash value of the Policy exceeds $33,670, the death benefit of the Policy will exceed the $100,000 specified amount.  The figure of $33,670 is derived by solving for cash value in the calculation $100,000 = 2.97 multiplied by the cash value: 2.97 multiplied by $33,670 = $100,000.  Each additional dollar added to the cash value above $33,670 will increase the death benefit of the Policy by $2.97.

Similarly, as long as the cash value exceeds $33,670, each dollar taken out of the cash value will reduce the death benefit of the Policy by $2.97. If at any time the cash value multiplied by the limitation percentage is less than the specified amount, the death benefit of the Policy will equal the specified amount of the Policy.

Option B

Under the Guideline Premium Test

The death benefit equals the greatest of:	1.	The specified amount, plus the cash value on the insured's date of death; or
	2.	The limitation percentage, as shown on your Policy's schedule page, multiplied by the cash value on the primary insured's date of death; or
	3.	The amount required for the Policy to qualify as a life insurance policy under Section 7702 of the Internal Revenue Code.

Under Option B, the death benefit always varies as the cash value varies.

Option B Guideline Premium Test Example. Assume that the insured's attained age is under 40 and that there are no outstanding loans. Under Option B, a Policy with a specified amount of $100,000 will generally pay a death benefit of $100,000 plus cash value. Thus, a Policy with a cash value of $10,000 will have a death benefit of $110,000 ($100,000 + $10,000). The death benefit, however, must be at least 2.5 times the cash value. As a result, if the cash value of the Policy exceeds $66,667, then the death benefit will be greater than the specified amount plus cash value. The figure of $66,667 is derived by solving for cash value in the calculation 2.5 multiplied by cash value = $100,000 plus cash value: 2.5 multiplied by $66,667 = $100,000 plus $66,667. Each additional dollar of cash value above $66,667 will increase the death benefit by $2.50.

Similarly, any time the cash value exceeds $66,667, each dollar taken out of the cash value will reduce the death benefit by $2.50. If at any time, cash value multiplied by the limitation percentage is less than the specified amount plus the cash value, then the death benefit will be the specified amount plus the cash value of the Policy.

Under the Cash Value Accumulation Test

The death benefit equals the greatest of:	1.	The specified amount, plus the cash value on the insured's date of death; or
	2.
A specified percentage called the "limitation percentage," as shown on your Policy's schedule page, multiplied by the difference between the cash value on the date of the insured's death and any applicable net single premium for riders that are qualified additional benefits (not applicable for this product); or

	3.	The amount required for the Policy to qualify as a life insurance policy under Section 7702 of the Internal Revenue Code.

Under Option B, the death benefit always varies as the cash value varies.

Option B Cash Value Accumulation Test Example. Assume that the insured's attained age is 40 and that there are no outstanding loans. Also assume that the Policy has a specified amount of $100,000 and the limitation percentage is 297%. Under Option B, a Policy with a specified amount of $100,000 will generally pay a death benefit of $100,000 plus cash value. Thus, a Policy with a cash value of $10,000 will have a death benefit of $110,000 ($100,000 + $10,000). The death benefit for the Policy, however, must be at least 2.97 times the cash value. As a result, if the cash value of the Policy exceeds $50,761, then the death benefit for the Policy will be greater than the specified amount plus cash value.  The figure of $50,761 is derived by solving for cash value in the calculation 2.97 multiplied by cash value = $100,000 plus cash value: 2.97 times $50,761 = $100,000 + $50,761.  Each additional dollar of cash value above $50,761 will increase the death benefit of the Policy by $2.97.

Similarly, any time the cash value exceeds $50,761, each dollar taken out of the cash value will reduce the death benefit of the Policy by $2.97. If at any time, the cash value multiplied by the limitation percentage is less than the specified amount plus the cash value, then the death benefit for the Policy will be the specified amount plus the cash value of the Policy.

Changes to Death Benefit Option

After the third Policy year, you can change your death benefit option, but no more frequently than once each Policy year.  You must send a written request to our mailing address or fax your request to us at 1-727-299-1620.  The change will take effect on the first Monthiversary on or next following the day we receive your request, in good order.

If you change from death benefit Option A to death benefit Option B, then your specified amount after that change will equal (a) the specified amount immediately before the change minus (b) your cash value on the date of the change.  If you change from death benefit Option B to death benefit Option A, then your specified amount after that change will equal  the specified amount immediately before the change minus your cash value on the date of the change.

You cannot make a change to the death benefit option that would reduce the specified amount below the minimum amount shown on your Policy schedule page. Nor can you change the death benefit option after the insured attains age 95.  Changing your Policy's death benefit option may have tax consequences; you should consult a tax advisor before doing so.

Death Benefit After Attained Age 100
If the Policy is still in force on the Policy anniversary on or following the insured's 100th birthday, the Policy will continue and the death benefit payable will continue to be calculated in accordance with the death benefit option and the life insurance compliance test then in effect.  Please Note: Continuing a Policy beyond the insured's attained age 99 may have tax consequences.  You should consult a tax advisor if you intend to keep the Policy in force beyond the insured's attained age 99.  Please see the "Federal Income Tax Considerations" section of this prospectus.

Effect of Cash Withdrawals on the Death Benefit
If Option A is in effect, a cash withdrawal will reduce the specified amount of the Policy by an amount equal to the amount of the cash withdrawal.  We will not impose a decrease charge when the specified amount is decreased as a result of taking a cash withdrawal.  Regardless of the death benefit in effect, a cash withdrawal will reduce the death benefit by at least the amount of the withdrawal. For a description of the effect of cash withdrawals on the death benefit option that you select, please refer to the section entitled "Surrenders and Cash Withdrawals – Cash Withdrawal Conditions" in this prospectus.

Choosing Death Benefit Options

You must choose one death benefit option on your application. This is an important decision. The death benefit option you choose will have an impact on the dollar value of the death benefit, on your cash value, and on the amount of cost of insurance charges you pay. If you do not select a death benefit option on your application, then Option A will become the death benefit option for your Policy by default.

You may find Option A more suitable for you if your goal is to increase your cash value through positive investment experience. You may find Option B more suitable if your goal is to increase your total death benefit.

Increasing/Decreasing the Specified Amount
You may apply to increase the specified amount at any time or decrease at any time after the third Policy year (up to the primary insured's 86th birthday).   No more than one change in the specified amount can occur each Policy year. If approved, the increase or decrease will take effect on the next Policy Monthiversary.  An increase or decrease in the specified amount may affect your cost of insurance charge, monthly per unit charge, or your GPT premium limitation. A change in specified amount may affect the Policy's qualification tests as life insurance under IRC 7702 and could cause the Policy to become a Modified Endowment Contract under IRC 7702 A and may have adverse federal tax consequences. Any charges associated with an increase or decrease in your specified amount will be based on the same C.S.O. Table that was in effect when your Policy was issued.

In addition, an increase or decrease in specified amount may move the Policy into a different specified amount band so that your overall cost of insurance rate and monthly per unit charge may change. An increase in specified amount will be treated as an additional layer of coverage with its own monthly per unit charge.
Any decrease will reduce your specified amount in the additional layer of coverage created:
(a)	First by the most recent increase;
(b)	Followed by the next most recent increases successively; and
(c)	Followed by the amount specified in the original application.
You should consult a tax advisor before increasing or decreasing your Policy's specified amount.

Conditions for and impact of decreasing the specified amount:	•	You must send your written request to our mailing address or fax it to us at 1-727-299-1620.

	•	Decreases are only allowed after the third Policy year.
	•	You may not decrease your specified amount if it would disqualify your Policy as life insurance under the Internal Revenue Code.
•
Until the Policy anniversary on or following the insured's 65th birthday, we may limit the amount of decrease to no more than 20% of the then specified amount.  We also allow a one-time decrease of 50% at any point after the seventh Policy year.

	•	A decrease in specified amount will take effect on the first Monthiversary on or next following the day we receive your written request, in good order, at our mailing address.
	•	You may not decrease and increase your specified amount in the same Policy year.
•
If a decrease to your Policy's specified amount causes your specified amount band to change, then we will apply the cost of insurance rates and monthly per unit charge to the amounts in the new band as of the effective date of the decrease in specified amount.

Conditions for and impact of increasing the specified amount:	•	We will accept requests for increases in specified amount on any Monthiversary before the insured's 86th birthday.
	•	Your request, in good order, must be applied for through a supplemental application and must include evidence of insurability satisfactory to us.
	•	A requested increase in specified amount requires our approval and will take effect on the Monthiversary on or after the day we approve your request.
	•	We may require your requested increase in specified amount to be at least $10,000.
	•	You may not decrease and increase your specified amount in the same Policy year.
•
If an increase to your Policy's specified amount causes your specified amount band to change, then we will apply the cost of insurance rates and monthly per unit charge to the amounts in the new band as of the effective date of the increase in specified amount.

Payment Options

There are several ways of receiving proceeds under the death benefit and surrender provisions of the Policy, other than in a lump sum. These are described under "Settlement Options" in your Policy and in this prospectus.

Surrenders and Cash Withdrawals

Surrenders
You must make a written request to surrender your Policy for its net surrender value as calculated at the end of the valuation date on which we receive your request at our mailing address. You may also fax your request to our administrative office at 1-727-299-1620. We may require an original signature with your written request.  Written requests to surrender a Policy that are received at our mailing address (or faxed to our administrative office) before the NYSE closes, are priced using the subaccount unit value determined at the close of that regular business session of the NYSE (usually 4:00 p.m. Eastern T ime).  If we receive the written request at our mailing address or a fax request at our administrative office after the NYSE closes or on a day the NYSE is closed for trading, we will process the surrender request using the subaccount unit value determined at the close of the next regular business session of the NYSE. Please Note: All surrender requests must be submitted in good order to avoid a delay in processing your request.

The insured must be alive and the Policy must be in force when you make your written request. A surrender is effective as of the date when we receive your written request, in good order, at our mailing address.

Once you surrender your Policy, all coverage and other benefits under it cease and cannot be reinstated. We will normally pay you the net surrender value in a lump sum (by check) within seven days or under a settlement option period. A surrender may have tax consequences. For more information regarding tax consequences, please refer to the section entitled "Federal Income Tax Considerations."
Cash Withdrawals

After the first Policy year, you may request a cash withdrawal of a portion of your surrender value subject to certain conditions. All cash withdrawal requests must be submitted in good order to avoid a delay in processing your request.

Cash withdrawal conditions:	•
You must send your written cash withdrawal request with an original signature, in good order, to our mailing address. If your withdrawal request is less than $500,000, then you may fax it to us at 1-727-299-1620.

•
During the first 5 Policy years, the amount of the withdrawal may be limited to no less than $500 and to no more than 10% of the net surrender value.  After the 5th Policy year, the amount of a withdrawal may be limited to no less than $500 and to no more than the net surrender value, less $500.

	•	You may not take a cash withdrawal if it will reduce the specified amount below the minimum specified amount set forth in the Policy.
•
You may specify the subaccount(s) and the fixed account from which to make the withdrawal. If you do not specify an account, we will take the withdrawal from each account in accordance with your current premium allocation instructions.  If this is not possible, the withdrawn amount will be withdrawn pro-rata from all accounts.

	•	We generally will pay a cash withdrawal request within seven days following the valuation date we receive the request, in good order, at our mailing address.
	•	A withdrawal from the Transamerica Government Money Market VP portfolio or the ProFund VP Government Money Market fund may be subject to a redemption fee.
	•	You may not take a cash withdrawal that would disqualify your Policy as life insurance under the Internal Revenue Code.
	•	A cash withdrawal may have tax consequences.

A cash withdrawal will reduce the cash value by the amount of the cash withdrawal, and, in most cases, will reduce the death benefit by at least the amount of the cash withdrawal. When death benefit Option A is in effect, a cash withdrawal will reduce the specified amount of the Policy by an amount equal to the amount of the cash withdrawal.

A decrease in specified amount may cause your Policy to be in a lower specified amount band, so that your cost of insurance rates and monthly per unit charges would be higher.

When we incur extraordinary expenses, such as overnight mail expenses or wire service fees, for expediting delivery of your cash withdrawal or complete surrender payment, we will deduct that charge from the payment. We currently charge $30 for an overnight delivery ($35 for Saturday delivery) and $50 for wire service.  You can obtain further information about these charges by contacting us at our administrative office or our mailing address.

Canceling a Policy
You may cancel the Policy for a refund during the Free Look Period by returning it, with a Written Request to cancel the Policy, to our Mailing Address.  You may also fax your request to our Administrative Office at 1-727-299-1620 along with page 3 of the Policy. (If you send your request by fax, please be sure to use the correct fax number.)  The Free Look Period generally expires 10 days after you receive the Policy, but in some states you may have more than 10 days.  If you decide to cancel the Policy during the Free Look Period, we will treat the Policy as if it had never been issued. We will pay the refund within seven days after we receive, in Good Order, the Written Request (with the owner's signature) and returned Policy at our Mailing Address (or a fax request and page 3 of the Policy are received in Good Order at our Administrative Office).  Note: Canceling a Policy after a 1035 Exchange could have tax consequences as any gain from the old policy will generally be recognized.

 If your state requires us to allocate premiums according to a policyowner's instructions during the free look period, then the amount of the refund will be the sum of:
•
The difference between the premiums paid and the amounts allocated to any accounts under the Policy on the date the written request and Policy are received, in good order, at our mailing address (or a fax request and page 3 of the Policy are received at our administrative Office); plus

•	The total amounts of monthly deductions made and any other charges imposed on amounts allocated to the accounts; plus
•	The value of the amounts allocated to the accounts on the date we or our agent received the returned Policy.

If state law prohibits the calculation above, or requires us to refund all of the initial premiums, the refund will be the total of all premiums paid for this Policy. (See "Policy Features – Premiums – Allocating Premiums – Reallocation Account.")  Please Note: If you have submitted a recent check or draft, we have the right to defer payment of the refund until such check or draft has been honored.

California Policyowners Age 60 and Over

For policies issued in the state of California, if the policyowner is age 60 or older as of the Policy effective date, the Policy's free look period is 30 days from the date of delivery.  During the 30-day free look period, we will hold the net premiums in the fixed account, unless you direct us to allocate the net premiums as per your most recent allocation instructions.  On the day following the end of the 30-day free look period, we will automatically transfer the accumulated value to subaccounts that you selected.  This automatic transfer is excluded from the transfer limitations described later in this prospectus.

You can specifically direct the allocation of your net premiums to the subaccounts during the 30-day free look period:
•	On your application.
•	In writing any time before the end of the 30-day free look period.

Signature Guarantees

Signature guarantees are relied upon as a means of preventing the perpetration of fraud in financial transactions, including the disbursement of funds or assets from a victim's account with a financial institution or a provider of financial services.  They provide protection to investors by, for example, making it more difficult for a person to take another person's money by forging a signature on a written request for the disbursement of funds.

As a protection against fraud, we may require that the following transaction requests include a Medallion signature guarantee:

•	All requests for disbursements (i.e., cash withdrawals and surrenders) of $500,000 or more.
•	Any disbursement request made on or within 10 days of our receipt of a request to change the address of record for an owner's Policy.
•
Any disbursement request when Transamerica Premier has been directed to send proceeds to a different address from the address of record for that owner's account.  Please Note:  This requirement will not apply to disbursement requests made in connection with exchanges of one policy for another with the same owner in a "tax-free exchange" under Section 1035 of the Internal Revenue Code.

•	Any financial transaction where the owner's signature on a request submitted does not match the signature in our files.

An investor can obtain a signature guarantee from financial institutions across the United States and Canada that participate in a Medallion signature guarantee program.  This includes many:

•	National and state banks
•	Savings banks and savings and loan associations
•	Securities brokers and dealers
•	Credit unions

The best source of a signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business.  Guarantor firms may, but frequently do not, charge a fee for their services.

A notary public cannot provide a signature guarantee.  Notarization will not substitute for a signature guarantee.

Loans
General
After the first Policy year (as long as the Policy is in force) you may borrow money from us using the Policy's net surrender value as the only security for the loan. We may permit a loan prior to the first Policy anniversary for Policies issued pursuant to 1035 Exchanges. A loan that is taken from, or secured by, a Policy may have tax consequences. See "Federal Income Tax Considerations."

Policy loans are subject to	•	We may require you to borrow at least $500.
certain conditions:	•	The maximum amount you may borrow is 90% of the net surrender value, minus loan interest that will accrue prior to the next Policy anniversary.

When you take a loan, we will withdraw an amount equal to the requested loan from each of the subaccounts and the fixed account based on your current premium allocation instructions (unless you specify otherwise). We will transfer that amount to the loan reserve account. The loan reserve account is part of our fixed account.

We normally pay the amount of the loan within seven days after we receive a loan request, in good order, at our mailing address or, in the limited circumstances described below, by telephone or fax at our administrative office.  We may postpone payment of loans under certain conditions.

You may request a loan of up to $50,000 by telephone by calling us at our administrative office at 1-800‑851‑9777, Monday ‑ Friday, between the hours of 8:30 a.m. - 7:00 p.m. Eastern T ime. If you do not want the ability to request a loan by telephone, you should notify us in writing at our mailing address. You will be required to provide certain information for identification purposes when you request a loan by telephone. We may ask you to provide us with written confirmation of your request. We will not be liable for processing a loan request if we believe the request is genuine. (Note: All loan requests must be submitted in good order to avoid a delay in processing your request.)

If your loan request is less than $500,000, then you may fax it to us at 1-727-299-1620. (If you send your request by fax, be sure to use the correct fax number.)  If the loan request is over $500,000 or if the address of record has been changed within the past 10 days, we may reject your request or require a signature guarantee. We will not be responsible for any transmittal problems when you fax your request unless you report it to us within five business days and send us proof of your fax transmittal.

Your requests for a loan that are received at our mailing address (or faxed to our administrative office per the above instructions) before the NYSE closes are priced using the subaccount unit value determined at the close of that regular business session of the NYSE (usually 4:00 p.m. Eastern Time).  If we receive a written request at our mailing address (or a fax request at our administrative office) after the NYSE closes, or on a day the NYSE is closed for trading, we will process the withdrawal request using the subaccount unit value determined at the close of the next regular business session of the NYSE. Please Note: All loan requests must be submitted in good order to avoid a delay in processing your request.

You can repay a loan at any time while the Policy is in force. Loan repayments must be sent to our mailing address and will be credited as of the date received. You may also call 1-800-851-9777 to request a manual draft to be applied as a loan payment or to pay off  the loan.

At each Policy anniversary, we will compare the outstanding loan amount, including accrued loan interest, to the amount in the loan reserve account. At each such time, if the outstanding loan amount, including accrued loan interest, exceeds the amount in the loan reserve account, we will withdraw the difference from the subaccounts and the fixed account and transfer it to the loan reserve account, in the same manner as when a loan is made. If the amount in the loan reserve account exceeds the amount of the outstanding loan, including accrued loan interest, we will withdraw the difference from the loan reserve account and transfer it to the subaccounts and the fixed account in the same manner as current premiums are allocated. No charge will be imposed for these transfers, and these transfers are not treated as additional transfers in assessing the transfer charge. We reserve the right to require a transfer to the fixed account if the loans were originally transferred from the fixed account.

Loan Interest Spread

The Loan Interest Spread is the difference between the amount of interest we charge you for a loan (currently, an effective annual rate of 2.75%, guaranteed not to exceed 3.0%) and the amount of interest we credit to your loan reserve account (an effective annual rate of 2.0% guaranteed). After the 10th Policy year, we currently apply preferred loan rates on an amount equal to the cash value minus total premiums paid (less any cash withdrawals) and minus any outstanding loan amount, including accrued loan interest. After attained age 100, all loans will be considered preferred loans.  The maximum loan interest spread on preferred loans is 0.25%, and the current spread is 0.0%.
Loan Reserve Account Interest Rate Credited
We will credit the amount in the loan reserve account with interest at an effective annual rate of 2.0%.
Effect of Policy Loans

A Policy loan reduces the death benefit proceeds and net surrender value by the amount of any outstanding loan amount, including accrued loan interest. Repaying the loan causes the death benefit proceeds and net surrender value to increase by the amount of the repayment. As long as a loan is outstanding, we hold an amount in the loan reserve equal to the amount of the outstanding loan as of the last Policy anniversary plus any accrued interest net of any loan payments. This amount is not affected by the separate account's investment performance and may not be credited with the interest rates accruing on the unloaned portion of cash value in the fixed account. Amounts transferred from the separate account to the loan reserve will reduce the value in the separate account and we will credit such amounts with an interest rate of 2.0% rather than a rate of return reflecting the investment results of the separate account.

We also currently charge interest on Policy loans at an effective annual rate of 2.75%.  Because interest is added to the amount of the Policy loan to be repaid, the size of the loan will constantly increase unless the interest and/or the Policy loan is repaid.

There are risks involved in taking a Policy loan, including the potential for a Policy to lapse if projected earnings, taking into account outstanding loans, are not achieved. A Policy loan may also have possible adverse tax consequences. You should consult a tax advisor before taking out a Policy loan.

We will notify you (and any assignee of record) if a loan causes your net surrender value to reach zero. If you do not submit a sufficient payment within 61 days from the date of the notice, your Policy may lapse.

Policy Lapse and Reinstatement

Lapse

Your Policy may not necessarily lapse (terminate without value) if you fail to make a planned periodic payment. However, even if you make all your planned periodic payments, there is a possibility that your Policy will lose value and lapse.  Your Policy may lapse if the net surrender value on any Monthiversary is less than the monthly deductions due on that day. Lapse might occur if unfavorable investment experience, loans, accrued loan interest, and cash withdrawals cause a decrease in the net surrender value, or if you have not paid sufficient premiums as discussed below to offset the monthly deductions.

If the net surrender value is not enough to pay the monthly deductions, then we will mail a notice to your last known address according to our records and any assignee of record. The notice will specify the minimum payment you must pay and the final date by which we must receive the payment to prevent a lapse. We generally require that you make the payment within 61 days after the date of the notice. This 61‑day period is called the grace period. We pay the death benefit proceeds if an insured dies during the grace period.  If we do not receive the specified minimum payment by the end of the grace period, then all coverage under the Policy will terminate without value.

Your Policy is a flexible premium policy that is subject to certain monthly deductions that are dependent upon, among other factors, the characteristics of the insureds, riders associated with your Policy, and your Policy's specified amount.  If your Policy does lapse and you choose to reinstate it, you will be required to make additional payments.  Please refer to the section below entitled "Reinstatement" for a description of the payments that may be required to reinstate your Policy.

Reinstatement

We may reinstate a lapsed Policy within five years after the lapse. You may not reinstate the Policy if it has been surrendered for cash surrender value. Any reinstatement must be made during the lifetime of the insured. Before we reinstate the Policy, we will require from you all of the following:

•
Submit a written application for reinstatement, in good order, to our mailing address or fax your request to our administrative office at 1-727-299-1620. (If you send your request by fax, be sure to use the correct fax number.)

•	Submit the insured's written consent to reinstate.
•	Provide evidence of insurability satisfactory to us that the insured continues to qualify for the same underwriting class and any substandard rating upon which we based issuance of the Policy.
•	Provide a net premium that will cover: 1. Any uncollected Monthly Deductions due up to the time of Termination, plus 2. Two Monthly Deductions due in advance at the time of reinstatement.

The cash value of the loan reserve on the reinstatement date will be zero. Your net surrender value on the reinstatement date will equal the cash value at the time your Policy lapsed, plus any net premiums you pay at reinstatement, minus one monthly deduction. The reinstatement date for your Policy will be the Monthiversary on or following the day we approve your application for reinstatement. We may decline a request for reinstatement. We will not reinstate indebtedness (i.e., outstanding loan plus any accrued loan interest at the time your Policy lapsed).

Federal Income Tax Considerations
The following summarizes some of the basic federal income tax considerations associated with a Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Please consult counsel or other qualified tax advisors for more complete information. We base this discussion on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). Federal income tax laws and the current interpretations by the IRS may change.
Tax Status of the Policy

A Policy must satisfy certain requirements set forth in the Internal Revenue Code (the "Code") in order to qualify as a life insurance policy for federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under federal tax law. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that the Policy should generally satisfy the applicable Code requirements.

In certain circumstances, owners of variable life insurance policies have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their policies due to their ability to exercise investment control over those assets. Where this is the case, the policyowners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area. We believe that the Policy does not give you investment control over separate account assets.

In addition, the Code requires that the investments of the separate account be "adequately diversified" in order to treat the Policy as a life insurance policy for federal income tax purposes. We intend that the separate account, through the portfolios, will satisfy these diversification requirements.

The following discussion assumes that the Policy will qualify as a life insurance policy for federal income tax purposes.
Tax Treatment of Policy Benefits
In General. We believe that the Policy described in this prospectus is a life insurance policy under Code Section 7702.  Section 7702 defines a life insurance policy for federal income tax purposes and places limits on the relationship of the cash value to the death benefit.  As life insurance policies, the death benefits of the policies are generally excludable from the gross income of the beneficiaries.  In the absence of any guidance from the IRS on the issue, we believe that providing an amount at risk after attained age 99 in the manner provided should be sufficient to maintain the excludability of the death benefit after attained age 99.  Lack of specific IRS guidance, however, makes the tax treatment of the death benefit after attained age 99 uncertain.  Also, any increase in cash value should generally not be taxable until received by you or your designee.  However, if your Policy is a modified endowment contract as defined in Code Section 7702A you may be taxed to the extent of gain in the Policy when you take a Policy loan, pledge or assign the Policy. Federal, state and local transfer, estate and other tax consequences of ownership or receipt of Policy proceeds depend on your circumstances and the beneficiary's circumstances. A tax advisor should be consulted on these consequences.

Generally, you will not be deemed to be in constructive receipt of the cash value until there is a distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy (e.g., by assignment), the tax consequences depend on whether the Policy is classified as a MEC.  Moreover, if a loan from a Policy that is not a MEC is outstanding when the Policy is surrendered or lapses, the amount of outstanding indebtedness will be considered an amount distributed and will be taxed accordingly.

Modified Endowment Contracts. Under the Code, certain life insurance policies are classified as MECs and receive less favorable tax treatment than other life insurance policies. The rules are too complex to summarize here, but generally depend on the amount of premiums paid during the first seven Policy years or in the seven Policy years following certain changes in the Policy. Changes that would cause a contract to enter a new seven-year test period include, for example, an increase in the death benefit that is not the result of a premium necessary to keep the Policy in-force. Additionally , a reduction in benefits during a seven-year test period could cause a Policy to become a MEC. Due to the Policy's flexibility, each Policy's circumstances will determine whether the Policy is classified as a MEC.  If you do not want your Policy to be classified as a MEC, you should consult a tax advisor to determine the circumstances, if any, under which your Policy would or would not be classified as a MEC.

Upon issue of your Policy, we will notify you as to whether or not your Policy is classified as a MEC based on the initial premium we receive. If a payment would cause your Policy to become a MEC, you and your registered representative will be notified and we will not apply the premium. At that time, you will need to notify us if you want to continue your Policy as a MEC. Unless you notify us that you do want to continue your Policy as a MEC, we will refund the dollar amount of the excess premium that would cause the Policy to become a MEC.

Distributions (other than Death Benefits) from MECs. Policies classified as MECs are subject to the following tax rules:

•
All distributions other than death benefits from a MEC, including distributions upon surrender and cash withdrawals, will be treated first as distributions of gain taxable as ordinary income. They will be treated as tax free recovery of the owner's investment in the Policy only after all gain has been distributed. Your investment in the Policy is generally your total premium payments. When a distribution is taken from the Policy, your investment in the Policy is reduced by the amount of the distribution that is tax free.

•
Loans taken from or secured by (e.g., by assignment) or pledges of such a Policy and increases in cash value secured by such loan pledge are treated as distributions and taxed accordingly.  If the Policy is part of a collateral assignment split dollar arrangement, the initial assignment as well as increases in cash value during the assignment may be treated as distributions and considered taxable.

•
A 10% additional federal income tax is imposed on the amount included in income except where the distribution or loan is made when you have reached age 59½ or are disabled, or where the distribution is part of a series of substantially equal periodic payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the beneficiary.

•
If a Policy becomes a MEC, distributions that occur during the Policy year will be taxed as distributions from a MEC.  In addition, the IRS has the authority, but has not yet done so, to issue regulations providing that distributions that are made within two years before the Policy becomes a MEC will also be taxed in this manner.

Distributions (other than Death Benefits) from Policies that are not MECs. Distributions from a Policy that is not a MEC are generally treated first as a recovery of your investment in the Policy, and as taxable income after the recovery of all investment in the Policy. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance policy for federal income tax purposes if Policy benefits are reduced during the first 15 Policy years may be treated in whole or in part as ordinary income subject to tax.  Distributions from or loans from or secured by a Policy that is not a MEC are not subject to the 10% additional tax applicable to MECs.
Policy Loans.  Loans from or secured by a Policy that is not a MEC are generally not treated as distributions. Instead, such loans are treated as indebtedness. If a loan from a Policy that is not a MEC is outstanding when the Policy is surrendered or lapses, the amount of the outstanding indebtedness will be taxed as if it were a distribution at that time. The tax consequences associated with Policy loans outstanding after the first 10 Policy years with preferred loan rates are less clear and a tax advisor should be consulted about such loans.
Deductibility of Policy Loan Interest. In general, interest you pay on a loan from a Policy will not be deductible. Before taking out a Policy loan, you should consult a tax advisor as to the tax consequences.
Investment in the Policy.  Your investment in the Policy is generally the sum of the premium payments you made reduced by a withdrawal or distributions from the Policy that are tax-free.

Withholding.  To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability.  The federal income tax withholding rate is generally 10% of the taxable amount of the distribution.  Withholding applies only if the taxable amount of all distributions is at least $200 during a taxable year.  Some states also require withholding for state income taxes.  With the exception of amounts that represent eligible rollover distributions from Pension Plans and 403(b) arrangements, which are subject to mandatory withholding of 20% for federal tax, recipients can generally elect, however, not to have tax withheld from distributions.  If the taxable distributions are delivered to foreign countries, U.S. persons may not elect out of withholding.  Taxable distributions to non-resident aliens are generally subject to withholding at a 30% rate unless withholding is eliminated under an international treaty with the United States.  The payment of death benefits is generally not subject to withholding.
Business Uses of the Policy. The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans and business uses of the Policy may vary depending on the particular facts and circumstances of each individual arrangement and business use of the Policy. Therefore, if you are contemplating using the Policy in any such arrangement, you should be sure to consult a tax advisor as to tax attributes of the arrangement and in its use of life insurance.  In recent years, moreover, Congress and the IRS have adopted new rules relating to nonqualified deferred compensation and to life insurance owned by businesses and life insurance used in split-dollar arrangements.  The IRS has recently issued new guidance regarding concerns in the use of life insurance in employee welfare benefit plans, including, but not limited to, the deduction of employer contributions and the status of such plans as listed transactions.   Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax advisor.  In addition, Section 101(j) of the Internal Revenue Code imposes notice, consent and other provisions on policies owned by employers and certain of their affiliates, owners and employees in order to receive death benefits tax-free and requires additional tax reporting requirements.
Alternative Minimum Tax. There also may be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the policyowner is subject to that tax.
Living Benefit Rider (an Accelerated Death Benefit). We believe that the single-sum payment we make under this rider should be fully excludable from the gross income of the beneficiary, except in certain business contexts. You should consult a tax advisor about the consequences of adding this rider to your Policy, or requesting a single-sum payment.
Same Sex Relationships.  Same sex couples have the right to marry in all states.  The parties to each marriage that is valid under the law of any state will each be treated as a spouse as defined in this Policy or any Rider.  Individuals in other arrangements, such as, civil unions, registered domestic partnerships, or other similar arrangements, that are not recognized under the relevant state law will not be treated as married or as spouses as defined in the Policy.  Therefore, tax treatment of individuals who do not meet the definition of "spouse" have adverse tax consequences and/or may not be permissible.  Please consult a tax advisor for more information on this subject.
Continuation of Policy Beyond Attained Age 99.  The tax consequences of continuing the Policy beyond the insured's attained age 99 are unclear and may include taxation of the gain in the Policy or the taxation of the death benefit in whole or in part.  You should consult a tax advisor if you intend to keep the Policy in force beyond the insured's attained age 99.
Other Tax Considerations. The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.  Special Rules for Pension Plans and Section 403(b) Arrangements.  If the Policy is purchased in connection with a section 401(a) qualified pension or profit sharing plan, including a section 401(k) plan, or in connection with a section 403(b) plan or program, federal and state income and estate tax consequences could differ from those stated in this prospectus.  The purchase may also affect the qualified status of the plan.  You should consult a qualified tax advisor in connection with such purchase. Policies owned under these types of plans may be subject to the Employee Retirement Income Security Act of 1974, or ERISA, which may impose additional requirements on the purchase of policies by such plans.  You should consult a qualified advisor regarding ERISA.
Please Note:
•
Foreign Account Tax Compliance Act ("FATCA"). The discussion above provides general information regarding U.S. federal income tax consequences to life and annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life policies and annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence.  FATCA imposed additional reporting and documentation requirements where non-U.S. entities (including foreign corporations, partnerships, and trusts) purchase policies to identify U.S. persons who are beneficial owners of the policies. Additional withholding of U.S. tax may be imposed if such documentation is not provided. In furtherance of FATCA implementation, the U.S. has entered into Inter-Government Agreements ("IGA's") with various foreign governments that require an exchange of information between U.S. financial institutions, including Transamerica Premier and the foreign governments regarding purchases of life insurance and annuities by their respective citizens.     Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to a life insurance policy or an annuity contract purchase.

•
In 2001, Congress enacted the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"), which modified the estate, gift and generation-skipping transfer taxes through 2009 and eliminated the estate tax (but not the gift tax) and replaced it with a carryover basis income tax regime for estates of decedents dying in 2010, and also eliminated the generation-skipping transfer tax for transfers made in 2010.  The 2010 Taxpayer Relief Act generally extended the EGTRRA provisions existing in 2009 and reunified the estate and gift transfer taxes for 2011 and 2012.    The American Taxpayer Relief Act of 2012 made permanent certain of the changes to the estate, gift and generation-skipping transfer taxes.  This recent history of changes in these important tax provisions underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses possible transfer taxation of the Policy and its benefits in light of your needs and those of your beneficiaries under all possible scenarios.

Other Policy Information
Settlement Options

If you surrender the Policy, you may elect to receive the net surrender value in either a lump sum or as a series of regular income payments under one of the three settlement options described below. In either event, life insurance coverage ends. Also, when the insured dies, the beneficiary may apply the lump sum death benefit proceeds to one of the same settlement options. If the regular payment under a settlement option would be less than $100, we will instead pay the proceeds in one lump sum. We may make other settlement options available in the future.

Once we begin making payments under a settlement option, you or the beneficiary will no longer have any value in the subaccounts or the fixed account. Instead, the only entitlement will be the amount of payment specified  under the terms of the settlement option chosen. Depending upon the circumstances, the effective date of a settlement option is the surrender date or the insured's date of death.

Under any settlement option, the dollar amount of each payment will depend on:

•	The amount of the surrender on the surrender date or death benefit proceeds on the insured's date of death.
•	The interest rate we credit on those amounts (we guarantee a minimum annual interest rate of 2.0%).
•	The mortality tables we use.
•	The specific payment option(s) you choose.

Option 1--Equal Monthly Installments for a Fixed Period	•	We will pay the proceeds, plus interest, in equal monthly installments for a fixed period of your choice, but not longer than 240 months.
	•	We will stop making payments once we have made all the payments for the period selected.

Option 2--Equal Monthly Installments for Life (Life Income)	At your or the beneficiary's direction, we will make equal monthly installments:
	•	Only for the life of the payee, at the end of which payments will end; or
	•	For the longer of the payee's life, or for 10 years if the payee dies before the end of the first 10 years of payments; or
	•	For the longer of the payee's life, or until the total amount of all payments we have made equals the proceeds that were applied to the settlement option.

Option 3--Equal Monthly Installments for the Life of the Payee and then to a Designated Survivor (Joint and Survivor)	•	We will make equal monthly payments during the joint lifetime of two persons, first to a chosen payee, and then to a co-payee, if living, upon the death of the payee.
	•	Payments to the co-payee, if living, upon the payee's death will equal either:
> the full amount paid to the payee before the payee's death; or
> two-thirds of the amount paid to the payee before the payee's death.
	•	All payments will cease upon the death of the co‑payee.

Payments We Make

We usually pay the amounts of any surrender, cash withdrawal, death benefit proceeds, or settlement options within seven calendar days after we receive all applicable written notices and/or due proofs of death, in good order, at our administrative office. However, we can postpone such payments if any of the following occurs:

•	The NYSE is closed, other than customary weekend and holiday closings, or trading on the NYSE is restricted.
•	The SEC permits, by an order, the postponement for the protection of policyowners.
•	An emergency exists that would make the disposal of securities held in the separate account or the determination of their value not reasonably practicable.

In addition, pursuant to SEC rules, if the Transamerica Aegon Government Money Market VP portfolio or the ProFund VP Government Money Market portfolio suspends payment of redemption proceeds in connection with a liquidation of such portfolio or as a result of portfolio liquidity levels, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the Transamerica Aegon Government Money Market subaccount or the ProFund VP Government Money Market subaccount until the portfolio pays redemption proceeds.

If you have submitted a recent check or draft, we have the right to defer payment of surrenders, cash withdrawals, death benefit proceeds, or payments under a settlement option until such check or draft has been honored. We also reserve the right to defer payment of transfers, cash withdrawals, death benefit proceeds, or surrenders from the fixed account for up to six months.

If mandated under applicable law, we may be required to reject a premium payment and/or block a policyowner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators.  We may also be required to provide additional information about you or your account to governmental regulators.

Split Dollar Arrangements

You may enter into a split dollar arrangement with another owner or another person(s) whereby the payment of premiums and the right to receive the benefits under the Policy (i.e., net surrender value of insurance proceeds) are split between the parties. There are different ways of allocating these rights.

For example, an employer and employee might agree that under a Policy on the life of the employee, the employer will pay the premiums and will have the right to receive the net surrender value. The employee may designate the beneficiary to receive any insurance proceeds in excess of the net surrender value. If the employee dies while such an arrangement is in effect, the employer would receive from the insurance proceeds the amount that he would have been entitled to receive upon surrender of the Policy and the employee's beneficiary would receive the balance of the proceeds.

No transfer of Policy rights pursuant to a split dollar arrangement will be binding on us unless in writing and received by us in good order at our mailing address. Split dollar arrangements may have tax consequences. You should consult a tax advisor before entering into a split dollar arrangement.

The Sarbanes-Oxley Act (the "Act") was enacted in 2002.  The Act prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers.  It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans of publicly-traded companies is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, as long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002.  Any affected business contemplating the payment of a premium on an existing Policy or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

In addition, the IRS issued guidance that affects the tax treatment of split-dollar arrangements and the Treasury Department issued final regulations that would significantly affect the tax treatment of such arrangements.  The IRS guidance and the final regulations affect all split dollar arrangements, not just those involving publicly-traded companies.  Consult your qualified tax advisor with respect to the effect of this guidance on your split dollar policy.

Policy Termination
Your Policy will terminate and all benefits under it will cease on the earliest of the following:

•	The date the Policy lapses.
•	The date we receive your written request to surrender or terminate; or
•	The date of the insured's death.

Assignment of the Policy

You may assign your Policy by filing a written request with us.  We will not be bound by any assignment until we record it in our records.  Unless otherwise specified by you, the assignment will then take effect on the date the assignment form is received in good order by the Company and accepted in our administrative office. We assume no responsibility for the validity or effect of any assignment of the Policy or of any interest in it.  Any death benefit which becomes payable to an assignee will be payable in a single sum and will be subject to proof of the assignee's interest and the extent of the assignment.  To terminate the assignment, we will need a release of assignment form dated and completed by the assignee.  If a corporation, we require a corporate resolution noting the authorized person(s).

Supplemental Benefits (Riders)

The following supplemental benefits (riders) are available and may be added to your Policy. Monthly charges for these riders are deducted from the cash value as part of the monthly deductions. The riders available with the Policies do not build cash value and provide benefits that do not vary with the investment experience of the separate account. For purposes of the riders, the  insured is the person insured under the Policy. These riders may not be available in all states, certain benefits and features may vary by state, and they may be available under a different name in some states. Adding these supplemental benefits to an existing Policy, or canceling them, may have tax consequences; you should consult a tax advisor before doing so.

We may discontinue offering riders at any time without notice, unless the rider specifically states otherwise.  Some riders may only be elected at the time of application. Once a rider is elected it cannot be terminated without your consent (or by operation of law) if all terms and conditions are fully satisfied.

Disability Waiver of Monthly Deductions Rider

Subject to certain conditions, we will waive the Policy's monthly deductions while the insured is disabled. You may purchase this rider if the insured's issue age is between 15 and 55 years at the time the rider is purchased. Note: This rider is only available on fully underwritten policies.  This rider is not available together with the Disability Waiver of Premium Rider.

Before we waive any monthly deductions, we must receive proof, in good order, at our mailing address that:

•	The insured is totally disabled;
•	The insured's total disability began before the Policy anniversary on or following the insured's 60th birthday; and
•	The insured's total disability has existed continuously for at least six months.

We will not waive any deduction that becomes due more than one year before we receive written notice of your claim at our mailing address, after the insured's recovery from disability, or after termination of this rider.  While the insured is totally disabled and receiving benefits under this rider, no grace period will begin for the Policy provided that the cash value minus loans and accrued loan interest remains positive.  It is possible that additional premium payments will be required to keep the Policy in force while the waiver of monthly deductions benefit is being paid.

Termination of the rider:	The rider will terminate on the earliest of:
	•	The Policy anniversary on or following the insured's 60th birthday, unless the insured is totally disabled.
•
The date of recovery from disability (with respect to benefits accruing during the continuance of an existing total disability after the Policy anniversary on or following the insured's 60th birthday).

	•	The date the Policy terminates.
	•	The Monthiversary when this rider is terminated upon the owner's written request.

If we are paying benefits under the rider on the Policy anniversary after the insured's 60th birthday, then the rider will not terminate and benefits will continue until the date the insured is no longer totally disabled.

Disability Waiver of Premium Rider
Subject to certain conditions, we will apply the waiver of premium benefit, as shown on the Policy schedule page, as if it is a premium payment into the Policy while the insured is totally disabled, as defined in the rider.  The waiver of premium benefit is generally equal to the annual planned premium for the Policy, but the maximum payment is the lesser of $12,000 or the maximum annual premium payable under the Guideline Premium Test. We will allocate the resulting net premium into the Policy's cash value. You may purchase this rider if the insured's issue age is between 15 and 55 years. Note: This rider is only available on fully underwritten policies. This rider is not available in combination with the Disability Waiver of Monthly Deductions Rider.

Before paying a benefit, we must receive proof, in good order, at our mailing address that:
•	The insured is totally disabled.
•	The insured became totally disabled before the Policy anniversary on or following the insured's 60th birthday.
•	The insured's total disability has existed continuously for at least six months.

Upon meeting the requirements above, we will also make a retroactive payment equal to six months of benefits under the rider.  We will apply the benefit each month on the Monthiversary.  We may not pay any benefit that becomes due more than one year before we receive written notice of your claim, after the insured's recovery from disability, or after termination of this rider.  It is possible that additional premium payments will be required to keep the Policy in force while the waiver of premium benefit is being paid.
Termination of the rider:	The rider will terminate on the earliest of:
	•	The Policy anniversary on or following the insured's 60th birthday, unless the insured is totally disabled; or
•
The later of the date of recovery from disability or the Policy anniversary on or following the insured's 100th birthday (with respect to benefits accruing during the continuance of an existing total disability after the Policy anniversary on or following the insured's 60th birthday); or

	•	The date the Policy terminates; or
	•	The Monthiversary when this rider terminates upon the owner's written request.

Living Benefit Rider (an Accelerated Death Benefit)

This rider allows us to pay all or a portion of the death benefit once we receive satisfactory proof, in good order, at our mailing address that the insured is ill and has a life expectancy of one year or less. A doctor must certify the insured's life expectancy.
We will pay a "single-sum benefit" equal to:
•	The death benefit on the date we pay the single-sum benefit; multiplied by
•	The percentage of the death benefit you elected to receive ("election percentage"); divided by
•	1 + i ("i" equals the current yield on 90‑day U.S. Treasury bills or the Policy loan interest rate (currently, 2.75%), whichever is greater) ("discount factor"); minus
•	Any indebtedness at the time we pay the single-sum benefit, multiplied by the election percentage.
The maximum terminal illness death benefit used to determine the single-sum benefit as defined above is equal to the death benefit available under the Policy once we receive satisfactory proof that the insured is ill.

A single-sum benefit may not be greater than $500,000.
The election percentage is a percentage that you select. It may not be greater than 100%.

We will not pay a benefit under the rider if the insured's terminal condition results from self-inflicted injuries that occur during the period specified in your Policy's suicide provision.
The rider terminates at the earliest of:
•	The date the Policy terminates.
•	The date a settlement option takes effect.
•	The date we pay a single-sum benefit.
•	The date you terminate the rider.

We do not assess an administrative charge for this rider; however, we do reduce the single sum benefit by a discount factor to compensate us for expected income lost due to the early payment of the death benefit.  The terms of this rider may vary depending on a state's insurance law requirements.

For example, suppose before the owner elects the single sum benefit, a Policy has a $400,000 death benefit and a $10,000 loan balance.  Suppose that the current yield on 90-day U.S. Treasury bills is 6.00% and the Policy loan interest rate is 2.75%.  Because the greater of these is 6%, that is the interest rate that will be used to discount the single sum benefit.  The owner elects to accelerate 50% of the death benefit, so the single sum benefit equals $183,679.25, which is ($400,000 x 0.50/ 1.06) - ($10,000 x 0.50).  After the acceleration, the remaining death benefit is $200,000, which is 50% of $400,000, and all Policy values, including the loan balance, will be reduced by 50%.

Note: Before adding this rider to an existing Policy or requesting payment under the rider, you should consult a tax advisor to discuss the tax consequences of doing so.

Additional Information

Unclaimed and Abandoned Property

Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance policies) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for owners, insureds, annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.
Sending Forms and Transaction Requests In Good Order
We cannot carry out your instructions to process a transaction relating to the Policy until we have received your instructions in good order at our mailing address (or at our administrative office or website, as appropriate).  "Good order" means the actual receipt by us of the instructions relating to a transaction in writing or, when appropriate, by telephone or facsimile, or electronically, along with all forms, information and supporting legal documentation (including any required spousal or joint owner's consents) we require in order to effect the transaction.  To be in "good order," instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions.
Distribution of the Policies
Distribution and Principal Underwriting Agreement.  We have entered into a principal underwriting agreement with our affiliate, TCI, for the distribution and sale of the Policies.   We pay commissions to TCI, which are passed onto selling firms (see below) and reimburse TCI for certain expenses it incurs in order to pay for the distribution of the Policies (e.g., commissions paid to firms selling the policies, as described below.)
Compensation to Broker-Dealers Selling the Policies.  The Policies are offered to the public through broker-dealers ("selling firms") that are licensed under the federal securities laws; the selling firm and/or its affiliates is/are also licensed under state insurance laws.  The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the Policies.  We pay commissions through TCI to the selling firms for their sales of the Policies.

A limited number of affiliated and unaffiliated broker-dealers, including Transamerica Financial Advisors, Inc. ("TFA") may also be paid commissions and overrides to "wholesale" the Policies, that is, to provide sales support and training to sales representatives at selling firms.  We may also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to Policies that have already been purchased.
The selling firms are paid commissions for the promotion and sale of the Policies according to one or more schedules.  The amount and timing of commissions may vary depending on the selling agreement. The sales commission paid to broker-dealers during 201 6 on the Policy was, on average, 32 % of all premiums paid during the first Policy year plus 17% of all premiums made during Policy years 2-5, plus 3% of all premiums made during Policy years 6-10.  Additional sales commissions may also be payable on premiums paid as a result of an increase in specified amount.  Some selling firms may be required to return first year commissions if the Policy is not continued through the first two Policy years.
To the extent permitted by rules of the Financial Industry Regulatory Authority ("FINRA"), Transamerica Premier, TFA, TCI, and other affiliated parties may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives.  These arrangements, which may be referred to as revenue sharing arrangement s , are described further below.
The sales representative who sells you the Policy typically receives a portion of the compensation we (and our affiliates) pay to his or her selling firms, depending on the agreement between the selling firm and its sales representative and the firm's internal compensation program.  These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a Policy.  Also inquire about any compensation arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.
You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another.  In some cases, these differences may create an incentive for the selling firm or its sales representatives to recommend or sell this Policy to you.  You may wish to take such incentives into account when considering and evaluating any recommendation relating to the Policies.
    Special Compensation for Affiliated Wholesaling and Selling Firms.  Our parent company provides paid-in capital to TCI and pays the cost of TCI's operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions.
Transamerica Premier's main distribution channel is TFA, an affiliate, which sells Transamerica Premier products.  Transamerica Premier covers the cost of TFA's various facilities, third-party services and internal administrative functions, including employee salaries, sales representative training and employee benefits that are provided directly to TFA.  These facilities and services are necessary for TFA's administration and operation, and Transamerica Premier is compensated by TFA for these expenses based on TFA's usage.  In addition, Transamerica Premier and other affiliates pay for certain sales expenses of TFA, including the costs of preparing and producing prospectuses and sales promotional materials for the Policy.
Sales representatives and their supervisors at certain affiliated firms may receive directly or indirectly additional cash benefits and non-cash compensation or reimbursements from us or our affiliates.  Additional compensation or reimbursement arrangements may include payments in connection with the firm's conferences or seminars, sales or training programs for invited selling representatives and other employees, seminars for the public, trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, and payments, loans or loan guaranties to assist a firm or representative in connection with systems, operating, marketing and other business expenses.  The amounts may be significant and may provide us with increased access to the sales representatives.
In addition, supervisors and/or sales representatives of those affiliated firms who meet certain productivity standards may be eligible for additional compensation.  Sales of the Policies by affiliated selling firms may help sales representatives and/or their managers qualify for certain cash or non-cash benefits, and may provide such persons with special incentive to sell our Policies.  For example, certain registered representatives, general agents, marketing directors and supervisors may be eligible to participate in a voluntary stock purchase plan that permits participants to purchase stock of Aegon N.V. (Transamerica Premier's ultimate parent) by allocating a portion of the commissions they earn to purchase such shares.  A portion of the contributions of commissions by the representatives may be matched by the firm.  Certain sales representatives may also be eligible to participate in a stock option and award plan.  Registered representatives who meet certain production goals will be issued options on the stock of Aegon N.V.
Additional Compensation that We Pay to Selected Selling Firms.  We may pay certain selling firms additional cash amounts in order to receive enhanced marketing services and increased access to their sales representatives.  In exchange for providing us with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences and seminars, and/or other services they provide to us and our affiliates.  To the extent permitted by applicable law, we and other parties may allow other non-cash incentives and compensation to be paid to these selling firms.

These special compensation arrangements are not offered to all selling firms and the terms of such arrangements are not the same for all selling firms and may be based on past sales of the Policies and other criteria.  Overrides were offered as incentives for certain products to our affiliate, TFA, in 201 6 .
No specific charge is assessed directly to policyowners or the separate account to cover commissions and other incentives or payments described above.  We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the Policy and other corporate revenue.

Cyber Security Risks

We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities.  Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks.  These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information.  Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying fund portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your cash value. For instance, cyber-attacks may:  interfere with our processing of Policy transactions, including the processing of orders from our website or transactions with the underlying portfolios; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying portfolios invest, which may cause the underlying fund portfolios available under the Policy to lose value. There can be no assurance that we, the underlying portfolios or our service providers will avoid losses affecting your Policy that result from cyber-attacks or information security breaches in the future.
Legal Proceedings

 We, like other life insurance companies, are subject to regulatory and legal proceedings, including class action lawsuits, in the ordinary course of our business.  Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate.  In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the Policy.
The Company was the subject of inquiries and remains under audits and market conduct examinations with a focus on the handling of unreported claims and abandoned property.  The audits and related examination activity may result in additional payments to beneficiaries, escheatment of funds deemed abandoned, and administrative penalties. The Company previously implemented changes in the procedures for the identification of unreported claims and handling of escheatable property to comply with the terms of regulatory agreements and newly adopted laws and regulations. The Company does not believe that any regulatory actions or agreements that result from these audits and examinations will have a material adverse impact on our ability to meet our obligations.
Financial Statements

The financial statements of Transamerica Premier and the separate account are included in the SAI.

Glossary

accounts	The options to which you can allocate your money. The accounts include the fixed account and the subaccounts in the separate account.

administrative office
Our administrative office address is 570 Carillon Parkway, St. Petersburg, Florida, 33716-1294.  Our phone number is 1-800-851-9777; our facsimile numbers are 1-727-299-1648 (subaccount transfers only); and 1-727-299-1620 (for all other requests).  Our administrative office serves as the recipient of all website (www.premier.transamerica.com), telephonic and facsimile transactions, including, but not limited to transfer requests and premium payments made by wire transfer and through electronic credit and debit transactions (e.g., payments through direct deposit, debit transfers, and forms of e-commerce payments).  Our hours are Monday – Friday from 8:30 a.m. – 7:00 p.m. Eastern T ime.  Please do not send any checks, claims, correspondence or notices to this office; send them to the mailing address.

attained age	The issue age of the person insured, plus the number of completed years since the Policy date (for the initial specified amount) or the date of each increase in specified amount.

beneficiary(ies)	The person or persons you select to receive the death benefit proceeds from the Policy. You name the primary beneficiary (ies) and contingent beneficiary(ies).

cash value
At the end of any valuation period, the sum of your Policy's value in the subaccounts and the fixed account. If there is a Policy loan outstanding, then the cash value includes any amounts held in our fixed account to secure the Policy loan.

death benefit proceeds
The amount we will pay to the beneficiary(ies) on the insured's death. The death benefit proceeds are reduced by any outstanding loan amount, including accrued interest and, if the insured dies during the grace period, any charges that are due and unpaid.

face amount	The dollar amount of coverage stated in any rider that you may add to your Policy.

fixed account
An allocation option other than the separate account to which you may allocate net premiums and cash value. We guarantee that any amounts you allocate to the fixed account will earn interest at a declared rate.  The fixed account is part of our general account.  The fixed account is not available to you if your Policy was issued in the State of New Jersey.

free look period	The period during which you may return the Policy and receive a refund as described in the prospectus. The length of the free look period varies by state. The free look period is listed in the Policy.

funds	Investment companies which are registered with the U.S. Securities and Exchange Commission. The Policy allows you to invest in the portfolios of the funds through our subaccounts.

good order
An instruction that is received by the Company that is sufficiently complete and clear along with all forms, information and supporting legal documentation (including required spousal or joint owner's consents) so that the Company does not need to exercise any discretion to follow such instruction.  All orders to process a withdrawal request, a loan request, a request to surrender your Policy, a fund transfer request, or a death benefit claim must be in good order.

indebtedness	Outstanding loans plus any accrued interest at the time your Policy lapsed.

in force	While coverage under the Policy is active and the insured's life remains insured.

initial premium	The amount you must pay before insurance coverage begins under the Policy. The initial premium is shown on the schedule pages of your Policy.

insured	The person whose life is insured by the Policy.

issue age
The insured's age on his or her birthday on or before the Policy date. When you increase the Policy's specified amount of insurance coverage, the issue age for the new layer of specified amount coverage is the insured's age on his or her birthday on or before the date that the increase in specified amount takes effect.  This age may be different from the attained age on other layers of specified amount coverage.

lapse
When life insurance coverage ends and the Policy terminates because you do not have enough net surrender value in the Policy to pay the monthly deductions and any outstanding loan amount, including accrued loan interest, and you have not made a sufficient payment by the end of a grace period.

loan reserve account	A part of the fixed account to which amounts are transferred as collateral for Policy loans.

mailing address
Our mailing address is 4333 Edgewood Road, N.E., Cedar Rapids, Iowa, 52499-0001.  All premium payments and loan repayments made by check, and all claims, correspondence and notices must be sent to this address.

maximum fixed account value
The maximum amount that may be allocated to the fixed account at any time without prior approval is the amount that would cause the fixed account to be $250,000, exclusive of loan reserve requirements. (This restriction does not apply to transfers to the fixed account necessary in the exercise of conversion rights).

Monthiversary
This is the day of each month when we determine Policy charges and deduct them from cash value. It is the same date each month as the Policy date. If there is no valuation date in the calendar month that coincides with the Policy date, the Monthiversary is the next valuation date.

monthly deductions
The monthly Policy charge, plus the monthly cost of insurance, plus the monthly per unit charge, plus the monthly charge for any riders added to the Policy, all of which are deducted from the Policy's cash value on each Monthiversary.

mortality and expense risk charge	This charge is a daily deduction from each subaccount that is taken before determining the unit value of that subaccount.

net premium	The part of your premium that we allocate to the fixed account or the subaccounts. The net premium is equal to the premium you paid minus the premium expense charge.

net surrender value
The amount we will pay you if you surrender the Policy while it is in force. The net surrender value on the date you surrender is equal to: the cash value, minus any outstanding loan amount, and minus any accrued loan interest as of such date.

NYSE	The New York Stock Exchange.

planned periodic premium	A premium payment you make in a level amount at a fixed interval over a specified period of time.

Policy	The Transamerica® Xcelerator Exec variable life insurance policy without any supplemental riders (benefits).

Policy date
The date generally when our underwriting process is complete, full life insurance coverage goes into effect, the initial premium payment has been received, and we begin to take the monthly deductions. The Policy date is shown on the schedule pages of your Policy. If you request, we may backdate a Policy by assigning a Policy date earlier than the date the Policy is issued.  We measure Policy months, years, and anniversaries from the Policy date.

portfolio	One of the separate investment portfolios of a fund.

premium expense charge	The charge that is deducted from each premium payment before determining the net premium that will be credited to the cash value.

premiums	All payments you make under the Policy other than loan repayments.

reallocation account	That portion of the fixed account where we hold the net premium(s) from the record date until the reallocation date.

reallocation date
The date we reallocate all cash value held in the reallocation account to the fixed account and/or subaccounts you selected on your application. We place your net premium in the reallocation account only if your state requires us to return the full premium in the event you exercise your free look right. In those states that require us to return all premiums paid for the Policy in the event you exercise your free look right, we set the reallocation date to coincide with the free look period that is applicable to your Policy plus a margin of five days for Policy delivery.  In all other states, the reallocation date is the policy date or the record date.

record date	The date we record your Policy on our books and your Policy is issued. The record date is generally the Policy date, unless the Policy is backdated.

separate account
The WRL Series Life Account. It is a separate investment account that is divided into subaccounts. We established the separate account to receive and invest net premiums under the Policy and other variable life insurance policies we issue.

specified amount (may be referred to as "face amount" in riders)
The initial specified amount of life insurance that you have selected shown on the Policy's schedule pages that you receive when the Policy is issued. The specified amount in force is the initial specified amount, adjusted for any increases or decreases in the Policy's specified amount. Other events such as a change in death benefit option or a cash withdrawal (if you choose Option A) may also affect the specified amount in force.

subaccount	A subdivision of the separate account that invests exclusively in shares of one investment portfolio of a fund.

termination	When the insured's life is no longer insured under the Policy or neither the Policy nor any rider is in force.

valuation date
Each day the New York Stock Exchange is open for normal trading. Transamerica Premier is open for business whenever the New York Stock Exchange is open.  Please Note: Any day that Transamerica Premier is open for business, but the New York Stock Exchange is not open for normal trading, is not considered a valuation date.

valuation period
The period of time over which we determine the change in the value of the subaccounts. Each valuation period begins at the close of normal trading on the New York Stock Exchange (usually 4:00 p.m. Eastern T ime on each valuation date) and ends at the close of normal trading of the New York Stock Exchange on the next valuation date.

we, us, our, the Company (Transamerica Premier)	Transamerica Premier Life Insurance Company.

written notice
The written notice you must sign and send us to request or exercise your rights as owner under the Policy. To be complete and in good order, it must: (1) be in a form we accept, (2) contain the information and documentation that we determine we need to take the action you request, and (3) be received at our mailing address.

you, your (owner or policyowner)	The person entitled to exercise all rights as owner under the Policy.

Appendices A-1 & B

FOR POLICIES APPLIED FOR ON OR AFTER
OCTOBER 30, 2008
(BASED ON THE 2001 C.S.O. TABLES)

Appendix A-1 Monthly Per Unit Charges

FOR ALL POLICIES APPLIED FOR ON OR AFTER OCTOBER 30, 2008

TRANSAMERICA® XCELERATOR EXEC
Monthly Per Unit Charges (Rate per Thousand)

Transamerica® Xcelerator Exec
Issue Age	Duration 1
	Tobacco
	Male				Female				Unisex
	Band 1	Band 2	Band 3	Band 4	Band 1	Band 2	Band 3	Band 4	Band 1	Band 2	Band 3	Band 4

18	0.18	0.16	0.15	0.15	0.16	0.14	0.14	0.13	0.18	0.16	0.15	0.15
19	0.19	0.17	0.16	0.16	0.16	0.15	0.14	0.14	0.19	0.17	0.16	0.16
20	0.19	0.17	0.17	0.16	0.17	0.15	0.15	015.	0.19	0.17	0.17	0.16
21	0.20	0.18	0.18	0.17	0.18	0.16	0.16	0.15	0.20	0.18	0.18	0.17
22	0.21	0.19	0.18	0.18	0.18	0.17	0.16	0.16	0.21	0.19	0.18	0.18
23	0.22	0.20	0.19	0.18	0.19	0.17	0.17	0.16	0.22	0.20	0.19	0.18
24	0.23	0.21	0.20	0.19	0.20	0.18	0.18	0.17	0.23	0.21	0.20	0.19
25	0.24	0.21	0.21	0.20	0.21	0.19	0.18	0.18	0.24	0.21	0.21	0.20
26	0.25	0.22	0.21	0.21	0.21	0.19	0.19	0.18	0.25	0.22	0.21	0.21
27	0.26	0.23	0.22	0.21	0.22	0.20	0.19	0.19	0.26	0.23	0.22	0.21
28	0.26	0.24	0.23	0.22	0.23	0.21	0.20	0.20	0.26	0.24	0.23	0.22
29	0.27	0.24	0.23	0.23	0.24	0.21	0.21	0.20	0.27	0.24	0.23	0.23
30	0.28	0.25	0.24	0.23	0.24	0.22	0.21	0.21	0.28	0.25	0.24	0.23
31	0.29	0.26	0.25	0.24	0.25	0.22	0.22	0.21	0.29	0.26	0.25	0.24
32	0.30	0.27	0.26	0.25	0.26	0.23	0.23	0.22	0.30	0.27	0.26	0.25
33	0.31	0.28	0.27	0.26	0.27	0.24	0.24	0.23	0.31	0.28	0.27	0.26
34	0.33	0.29	0.28	0.27	0.28	0.25	0.25	0.24	0.33	0.29	0.28	0.27
35	0.35	0.31	0.30	0.29	0.30	0.26	0.26	0.25	0.35	0.31	0.30	0.29
36	0.37	0.33	0.31	0.30	0.31	0.28	0.27	0.26	0.36	0.33	0.31	0.30
37	0.39	0.35	0.34	0.33	0.33	0.30	0.29	0.28	0.38	0.35	0.34	0.33
38	0.42	0.37	0.36	0.35	0.35	0.32	0.30	0.30	0.41	0.37	0.35	0.35
39	0.45	0.40	0.38	0.37	0.38	0.34	0.32	0.31	0.44	0.39	0.37	0.36
40	0.48	0.43	0.41	0.40	0.40	0.36	0.34	0.33	0.47	0.42	0.40	0.39
41	0.51	0.45	0.44	0.42	0.42	0.38	0.36	0.35	0.50	0.44	0.43	0.41
42	0.54	0.48	0.46	0.45	0.45	0.40	0.38	0.37	0.53	0.47	0.45	0.44
43	0.57	0.51	0.49	0.47	0.47	0.42	0.40	0.39	0.56	0.50	0.48	0.46
44	0.60	0.53	0.51	0.50	0.50	0.44	0.42	0.42	0.59	0.52	0.50	0.49
45	0.62	0.55	0.53	0.51	0.52	0.46	0.44	0.43	0.61	0.54	0.52	0.50
46	0.64	0.57	0.55	0.53	0.54	0.48	0.46	0.45	0.63	0.56	0.54	0.52
47	0.65	0.58	0.56	0.54	0.56	0.50	0.48	0.47	0.64	0.57	0.55	0.53
48	0.66	0.59	0.57	0.55	0.58	0.52	0.50	0.49	0.65	0.58	0.56	0.54
49	0.67	0.60	0.58	0.56	0.61	0.54	0.52	0.50	0.66	0.59	0.57	0.55
50	0.68	0.61	0.58	0.57	0.63	0.56	0.54	0.52	0.68	0.61	0.58	0.57
51	0.69	0.62	0.59	0.57	0.65	0.58	0.56	0.54	0.69	0.62	0.59	0.57
52	0.71	0.63	0.60	0.58	0.67	0.60	0.58	0.56	0.71	0.63	0.60	0.58
53	0.73	0.65	0.62	0.60	0.70	0.62	0.60	0.58	0.73	0.65	0.62	0.60
54	0.75	0.67	0.64	0.62	0.72	0.64	0.62	0.60	0.75	0.67	0.64	0.62
55	0.78	0.69	0.66	0.64	0.75	0.66	0.64	0.62	0.78	0.69	0.66	0.64
56	0.82	0.72	0.69	0.67	0.77	0.68	0.66	0.64	0.82	0.72	0.69	0.67
57	0.86	0.76	0.73	0.71	0.80	0.71	0.68	0.66	0.85	0.76	0.73	0.71
58	0.91	0.80	0.77	0.74	0.83	0.73	0.70	0.68	0.90	0.79	0.76	0.73
59	0.96	0.84	0.81	0.78	0.85	0.75	0.72	0.70	0.95	0.83	0.80	0.77

FOR ALL POLICIES APPLIED FOR ON OR AFTER OCTOBER 30, 2008

Transamerica® Xcelerator Exec
Issue Age	Duration 1
	Tobacco
	Male				Female				Unisex
	Band 1	Band 2	Band 3	Band 4	Band 1	Band 2	Band 3	Band 4	Band 1	Band 2	Band 3	Band 4

60	1.02	0.89	0.85	0.83	0.88	0.77	0.75	0.72	1.01	0.88	0.84	0.82
61	1.07	0.84	0.90	0.87	0.91	0.80	0.77	0.75	1.05	0.93	0.89	0.86
62	1.13	0.99	0.95	0.92	0.94	0.82	0.79	0.77	1.11	0.97	0.93	0.91
63	1.19	1.04	1.00	0.97	0.98	0.85	0.82	0.80	1.17	1.02	0.98	0.95
64	1.25	1.09	1.05	1.02	1.02	0.89	0.85	0.83	1.23	1.07	1.03	1.00
65	1.31	1.14	1.10	1.06	1.06	0.93	0.89	0.86	1.29	1.12	1.08	1.04
66	1.37	1.19	1.15	1.11	1.11	0.97	0.93	0.90	1.34	1.17	1.13	1.09
67	1.43	1.24	1.19	1.16	1.16	1.01	0.97	0.94	1.40	1.22	1.17	1.14
68	1.49	1.29	1.24	1.20	1.22	1.06	1.02	0.99	1.46	1.27	1.22	1.18
69	1.55	1.34	1.29	1.25	1.28	1.11	1.07	1.03	1.52	1.32	1.27	1.23
70	1.61	1.40	1.34	1.30	1.34	1.16	1.12	1.08	1.58	1.38	1.32	1.28
71	1.67	1.45	1.39	1.35	1.40	1.22	1.17	1.13	1.64	1.43	1.37	1.33
72	1.74	1.51	1.45	1.41	1.47	1.28	1.23	1.19	1.71	1.49	1.43	1.39
73	1.81	1.57	1.51	1.46	1.54	1.34	1.28	1.24	1.78	1.55	1.49	1.44
74	1.89	1.64	1.57	1.52	1.61	1.40	1.34	1.30	1.86	1.62	1.55	1.50
75	1.97	1.71	1.64	1.59	1.69	1.46	1.40	1.36	1.94	1.69	1.62	1.57
76	2.05	1.78	1.70	1.65	1.75	1.52	1.45	1.41	2.02	1.75	1.68	1.63
77	2.14	1.85	1.77	1.72	1.82	1.58	1.51	1.47	2.11	1.82	1.74	1.70
78	2.23	1.93	1.85	1.79	1.90	1.65	1.58	1.53	2.20	1.90	1.82	1.76
79	2.33	2.01	1.93	1.87	1.98	1.72	1.64	1.59	2.30	1.98	1.90	1.84
80	2.43	2.10	2.01	1.95	2.07	1.79	1.71	1.66	2.39	2.07	1.98	1.92

FOR ALL POLICIES APPLIED FOR ON OR AFTER OCTOBER 30, 2008

	Transamerica® Xcelerator Exec
Issue Age	Duration 1
	Non-Tobacco
	Male				Female				Unisex
	Band 1	Band 2	Band 3	Band 4	Band 1	Band 2	Band 3	Band 4	Band 1	Band 2	Band 3	Band 4

18	0.12	0.11	0.11	0.10	0.11	0.10	0.10	0.10	0.12	0.11	0.11	0.10
19	0.13	0.12	0.11	0.11	0.12	0.11	0.10	0.10	0.13	0.12	0.11	0.11
20	0.13	0.12	0.11	0.11	0.12	0.11	0.10	0.10	0.13	0.12	0.11	0.11
21	0.14	0.12	0.12	0.11	0.12	0.11	0.11	0.10	0.14	0.12	0.12	0.11
22	0.14	0.13	0.12	0.12	0.13	0.11	0.11	0.11	0.14	0.13	0.12	0.12
23	0.14	0.13	0.12	0.12	0.13	0.12	0.11	0.11	0.14	0.13	0.12	0.12
24	0.15	0.13	0.13	0.12	0.13	0.12	0.11	0.11	0.15	0.13	0.13	0.12
25	0.15	0.14	0.13	0.13	0.14	0.12	0.12	0.11	0.15	0.14	0.13	0.13
26	0.16	0.14	0.14	0.13	0.14	0.13	0.12	0.12	0.16	0.14	0.14	0.13
27	0.16	0.15	0.14	0.14	0.15	0.13	0.13	0.12	0.16	0.15	0.14	0.14
28	0.17	0.15	0.14	0.14	0.15	0.14	0.13	0.13	0.17	0.15	0.14	0.14
29	0.17	0.16	0.15	0.15	0.16	0.14	0.13	0.13	0.17	0.16	0.15	0.15
30	0.18	0.16	0.15	0.15	0.16	0.14	0.14	0.13	0.18	0.16	0.15	0.15
31	0.19	0.17	0.16	0.15	0.17	0.15	0.14	0.14	0.19	0.17	0.16	0.15
32	0.19	0.17	0.16	0.16	0.17	0.15	0.15	0.14	0.19	0.17	0.16	0.16
33	0.20	0.18	0.17	0.16	0.18	0.16	0.15	0.15	0.20	0.18	0.17	0.16
34	0.20	0.18	0.17	0.17	0.18	0.16	0.16	0.15	0.20	0.18	0.17	0.17
35	0.21	0.19	0.18	0.17	0.19	0.17	0.16	0.16	0.21	0.19	0.18	0.17
36	0.21	0.19	0.18	0.18	0.19	0.17	0.16	0.16	0.21	0.19	0.18	0.18
37	0.22	0.19	0.19	0.18	0.20	0.18	0.17	0.16	0.22	0.19	0.19	0.18
38	0.22	0.20	0.19	0.18	0.20	0.18	0.17	0.17	0.22	0.20	0.19	0.18
39	0.23	0.20	0.19	0.19	0.21	0.19	0.18	0.17	0.23	0.20	0.19	0.19
40	0.23	0.21	0.20	0.19	0.21	0.19	0.18	0.18	0.23	0.21	0.20	0.19
41	0.24	0.21	0.20	0.20	0.22	0.19	0.19	0.18	0.24	0.21	0.20	0.20
42	0.24	0.22	0.21	0.20	0.22	0.20	0.19	0.18	0.24	0.22	0.21	0.20
43	0.25	0.22	0.21	0.20	0.23	0.20	0.19	0.19	0.25	0.22	0.21	0.20
44	0.25	0.23	0.22	0.21	0.23	0.20	0.20	0.19	0.25	0.23	0.22	0.21
45	0.26	0.23	0.22	0.22	0.23	0.21	0.20	0.19	0.26	0.23	0.22	0.22
46	0.27	0.24	0.23	0.22	0.23	0.21	0.20	0.19	0.27	0.24	0.23	0.22
47	0.28	0.25	0.24	0.23	0.23	0.21	0.20	0.19	0.28	0.25	0.24	0.23
48	0.29	0.26	0.25	0.24	0.23	0.20	0.19	0.19	0.28	0.25	0.24	0.24
49	0.30	0.26	0.25	0.25	0.22	0.20	0.19	0.18	0.29	0.25	0.24	0.24
50	0.31	0.27	0.26	0.26	0.22	0.19	0.19	0.18	0.30	0.26	0.25	0.25
51	0.32	0.28	0.27	0.26	0.22	0.19	0.18	0.18	0.31	0.27	0.26	0.25
52	0.33	0.29	0.28	0.27	0.21	0.19	0.18	0.18	0.32	0.28	0.27	0.26
53	0.34	0.30	0.29	0.28	0.21	0.19	0.18	0.18	0.33	0.29	0.28	0.27
54	0.35	0.31	0.30	0.29	0.22	0.19	0.19	0.18	0.34	0.30	0.29	0.28
55	0.36	0.32	0.31	0.30	0.23	0.20	0.19	0.19	0.35	0.31	0.30	0.29
56	0.38	0.33	0.32	0.31	0.24	0.21	0.20	0.20	0.37	0.32	0.31	0.30
57	0.39	0.34	0.33	0.32	0.26	0.23	0.22	0.21	0.38	0.33	0.32	0.31
58	0.40	0.35	0.34	0.33	0.28	0.25	0.24	0.23	0.39	0.34	0.33	0.32
59	0.41	0.36	0.35	0.34	0.30	0.27	0.26	0.25	0.40	0.35	0.34	0.33

FOR ALL POLICIES APPLIED FOR ON OR AFTER OCTOBER 30, 2008

Transamerica® Xcelerator Exec
Issue Age	Duration 1
	Non-Tobacco
	Male				Female				Unisex
	Band 1	Band 2	Band 3	Band 4	Band 1	Band 2	Band 3	Band 4	Band 1	Band 2	Band 3	Band 4

60	0.42	0.37	0.36	0.35	0.33	0.29	0.28	0.27	0.41	0.36	0.35	0.34
61	0.44	0.38	0.37	0.36	0.35	0.31	0.30	0.29	0.43	0.37	0.36	0.35
62	0.45	0.39	0.38	0.37	0.38	0.33	0.32	0.31	0.44	0.38	0.37	0.36
63	0.46	0.40	0.39	0.38	0.40	0.35	0.34	0.33	0.45	0.40	0.39	0.38
64	0.48	0.42	0.40	0.39	0.42	0.37	0.35	0.34	0.47	0.42	0.40	0.39
65	0.49	0.43	0.41	0.40	0.44	0.38	0.36	0.35	0.49	0.43	0.41	0.40
66	0.50	0.44	0.42	0.41	0.45	0.39	0.37	0.36	0.50	0.44	0.42	0.41
67	0.52	0.45	0.43	0.42	0.45	0.39	0.38	0.37	0.51	0.44	0.43	0.42
68	0.53	0.46	0.45	0.43	0.46	0.40	0.38	0.37	0.52	0.45	0.44	0.42
69	0.55	0.48	0.46	0.44	0.46	0.40	0.39	0.37	0.54	0.47	0.45	0.43
70	0.56	0.49	0.47	0.46	0.46	0.40	0.39	0.37	0.55	0.48	0.46	0.45
71	0.58	0.50	0.48	0.47	0.46	0.40	0.39	0.38	0.57	0.49	0.47	0.46
72	0.59	0.52	0.50	0.48	0.46	0.40	0.39	0.38	0.58	0.51	0.49	0.47
73	0.61	0.53	0.51	0.50	0.47	0.41	0.39	0.38	0.60	0.52	0.50	0.49
74	0.63	0.55	0.53	0.51	0.47	0.41	0.39	0.38	0.61	0.54	0.52	0.50
75	0.65	0.56	0.54	0.52	0.48	0.42	0.40	0.39	0.63	0.55	0.53	0.51
76	0.66	0.58	0.56	0.54	0.49	0.43	0.41	0.40	0.64	0.57	0.55	0.53
77	0.68	0.59	0.57	0.55	0.51	0.44	0.42	0.41	0.66	0.58	0.56	0.54
78	0.70	0.61	0.59	0.57	0.52	0.45	0.43	0.42	0.68	0.59	0.57	0.56
79	0.72	0.63	0.60	0.59	0.53	0.46	0.44	0.43	0.70	0.61	0.58	0.57
80	0.75	0.65	0.62	0.60	0.55	0.47	0.46	0.44	0.73	0.63	0.60	0.58

FOR ALL POLICIES APPLIED FOR ON OR AFTER OCTOBER 30, 2008

	Transamerica® Xcelerator Exec
Issue Age	Duration 2-8 (Current) / Duration 2+ (Guaranteed)
	Tobacco
	Male				Female				Unisex
	Band 1	Band 2	Band 3	Band 4	Band 1	Band 2	Band 3	Band 4	Band 1	Band 2	Band 3	Band 4

18	0.31	0.28	0.27	0.26	0.27	0.25	0.24	0.23	0.31	0.28	0.27	0.26
19	0.32	0.29	0.28	0.28	0.28	0.26	0.25	0.24	0.32	0.29	0.28	0.28
20	0.34	0.31	0.30	0.29	0.30	0.27	0.26	0.26	0.34	0.31	0.30	0.29
21	0.36	0.32	0.31	0.30	0.31	0.28	0.28	0.27	0.36	0.32	0.31	0.30
22	0.37	0.34	0.33	0.32	0.33	0.30	0.29	0.28	0.37	0.34	0.33	0.32
23	0.39	0.36	0.34	0.33	0.34	0.31	0.30	0.30	0.39	0.36	0.34	0.33
24	0.41	0.37	0.36	0.35	0.36	0.33	0.32	0.31	0.41	0.37	0.36	0.35
25	0.43	0.39	0.38	0.37	0.38	0.34	0.33	0.32	0.43	0.39	0.38	0.37
26	0.45	0.41	0.40	0.38	0.40	0.36	0.35	0.34	0.45	0.41	0.40	0.38
27	0.47	0.43	0.41	0.40	0.41	0.37	0.36	0.35	0.46	0.42	0.41	0.40
28	0.49	0.45	0.43	0.42	0.43	0.39	0.38	0.37	0.48	0.44	0.43	0.42
29	0.52	0.47	0.45	0.44	0.45	0.40	0.39	0.38	0.51	0.46	0.44	0.43
30	0.54	0.49	0.47	0.45	0.47	0.42	0.41	0.40	0.53	0.48	0.46	0.45
31	0.56	0.51	0.49	0.47	0.49	0.44	0.43	0.42	0.55	0.50	0.48	0.47
32	0.59	0.53	0.51	0.50	0.51	0.46	0.45	0.44	0.58	0.52	0.50	0.49
33	0.62	0.56	0.54	0.52	0.53	0.48	0.47	0.46	0.61	0.55	0.53	0.51
34	0.65	0.59	0.57	0.55	0.56	0.51	0.49	0.48	0.64	0.58	0.56	0.54
35	0.69	0.62	0.60	0.58	0.59	0.54	0.52	0.51	0.68	0.61	0.59	0.57
36	0.74	0.67	0.64	0.62	0.63	0.57	0.55	0.54	0.73	0.66	0.63	0.61
37	0.79	0.71	0.68	0.66	0.67	0.60	0.59	0.57	0.78	0.70	0.67	0.65
38	0.84	0.76	0.73	0.71	0.71	0.64	0.62	0.60	0.83	0.75	0.72	0.70
39	0.90	0.82	0.79	0.76	0.76	0.68	0.66	0.64	0.89	0.81	0.78	0.75
40	0.97	0.87	0.84	0.82	0.80	0.73	0.70	0.68	0.95	0.86	0.83	0.81
41	1.03	0.93	0.89	0.87	0.85	0.77	0.74	0.72	1.01	0.91	0.88	0.86
42	1.09	0.99	0.95	0.92	0.90	0.82	0.78	0.76	1.07	0.97	0.93	0.90
43	1.15	1.04	1.00	0.97	0.95	0.86	0.83	0.80	1.13	1.02	0.98	0.95
44	1.21	1.09	1.05	1.02	1.00	0.91	0.87	0.84	1.19	1.07	1.03	1.00
45	1.26	1.14	1.09	1.06	1.05	0.95	0.91	0.89	1.24	1.12	1.07	1.04
46	1.30	1.17	1.13	1.10	1.10	1.00	0.96	0.93	1.28	1.15	1.11	1.08
47	1.33	1.20	1.15	1.12	1.15	1.04	1.00	0.97	1.31	1.18	1.14	1.11
48	1.35	1.22	1.17	1.14	1.19	1.08	1.04	1.01	1.33	1.21	1.16	1.13
49	1.38	1.24	1.19	1.16	1.24	1.12	1.08	1.04	1.37	1.23	1.18	1.15
50	1.40	1.26	1.21	1.17	1.29	1.16	1.12	1.09	1.39	1.25	1.20	1.16
51	1.42	1.28	1.23	1.19	1.34	1.21	1.16	1.13	1.41	1.27	1.22	1.18
52	1.46	1.31	1.26	1.22	1.39	1.25	1.21	1.17	1.45	1.30	1.26	1.22
53	1.51	1.36	1.30	1.26	1.45	1.31	1.26	1.22	1.50	1.36	1.30	1.26
54	1.57	1.41	1.35	1.31	1.52	1.37	1.32	1.28	1.57	1.41	1.35	1.31
55	1.66	1.49	1.42	1.38	1.59	1.43	1.38	1.34	1.65	1.48	1.42	1.38
56	1.77	1.59	1.52	1.47	1.67	1.50	1.45	1.41	1.76	1.58	1.51	1.46
57	1.89	1.70	1.62	1.58	1.75	1.57	1.52	1.47	1.88	1.69	1.61	1.57
58	2.04	1.82	1.75	1.69	1.84	1.65	1.59	1.55	2.02	1.80	1.73	1.68
59	2.19	1.96	1.88	1.82	1.93	1.73	1.67	1.62	2.16	1.94	1.86	1.80

FOR ALL POLICIES APPLIED FOR ON OR AFTER OCTOBER 30, 2008

	Transamerica® Xcelerator Exec
Issue Age	Duration 2-8 (Current) / Duration 2+ (Guaranteed)
	Tobacco
	Male				Female				Unisex
	Band 1	Band 2	Band 3	Band 4	Band 1	Band 2	Band 3	Band 4	Band 1	Band 2	Band 3	Band 4

60	2.35	2.10	2.02	1.96	2.03	1.82	1.75	1.70	2.32	2.07	1.99	1.93
61	2.52	2.25	2.16	2.10	2.13	1.91	1.84	1.78	2.48	2.22	2.13	2.07
62	2.70	2.41	2.31	2.24	2.24	2.01	1.93	1.87	2.65	2.37	2.27	2.20
63	2.88	2.56	2.46	2.39	2.35	2.11	2.03	1.97	2.83	2.52	2.42	2.35
64	3.05	2.71	2.61	2.53	2.47	2.22	2.13	2.07	2.99	2.66	2.56	2.48
65	3.22	2.86	2.76	2.67	2.60	2.33	2.24	2.17	3.16	2.81	2.71	2.62
66	3.38	3.01	2.90	2.81	2.74	2.45	2.35	2.28	3.32	2.95	2.85	2.76
67	3.54	3.14	3.03	2.94	2.88	2.58	2.47	2.40	3.47	3.08	2.97	2.89
68	3.69	3.28	3.16	3.06	3.02	2.70	2.59	2.51	3.62	3.22	3.10	3.01
69	3.84	3.42	3.29	3.19	3.17	2.84	2.72	2.64	3.77	3.36	3.23	3.14
70	4.00	3.56	3.42	3.32	3.33	2.98	2.86	2.77	3.93	3.50	3.36	3.27
71	4.17	3.70	3.56	3.45	3.49	3.13	3.00	2.90	4.10	3.64	3.50	3.40
72	4.35	3.86	3.71	3.60	3.67	3.28	3.15	3.05	4.28	3.80	3.65	3.55
73	4.54	4.03	3.88	3.76	3.85	3.45	3.30	3.20	4.47	3.97	3.82	3.70
74	4.75	4.22	4.05	3.93	4.05	3.62	3.47	3.36	4.68	4.16	3.99	3.87
75	4.98	4.42	4.25	4.12	4.26	3.81	3.65	3.53	4.91	4.36	4.19	4.06
76	5.22	4.63	4.45	4.31	4.45	3.98	3.80	3.68	5.14	4.57	4.39	4.25
77	5.48	4.86	4.67	4.53	4.67	4.17	3.99	3.86	5.40	4.79	4.60	4.46
78	5.75	5.10	4.90	4.75	4.90	4.38	4.19	4.05	5.67	5.03	4.83	4.68
79	6.04	5.35	5.14	4.98	5.14	4.59	4.39	4.25	5.95	5.27	5.07	4.91
80	6.34	5.61	5.40	5.23	5.39	4.82	4.60	4.45	6.25	5.53	5.32	5.15

FOR ALL POLICIES APPLIED FOR ON OR AFTER OCTOBER 30, 2008

	Transamerica® Xcelerator Exec
Issue Age	Duration 2-8 (Current) / Duration 2+ (Guaranteed)
	Non-Tobacco
	Male				Female				Unisex
	Band 1	Band 2	Band 3	Band 4	Band 1	Band 2	Band 3	Band 4	Band 1	Band 2	Band 3	Band 4

18	0.22	0.20	0.19	0.19	0.20	0.18	0.17	0.17	0.22	0.20	0.19	0.19
19	0.23	0.21	0.20	0.19	0.21	0.19	0.18	0.17	0.23	0.21	0.20	0.19
20	0.23	0.21	0.20	0.20	0.21	0.19	0.18	0.18	0.23	0.21	0.20	0.20
21	0.24	0.22	0.21	0.20	0.22	0.20	0.19	0.18	0.24	0.22	0.21	0.20
22	0.25	0.23	0.22	0.21	0.22	0.20	0.20	0.19	0.25	0.23	0.22	0.21
23	0.26	0.23	0.22	0.22	0.23	0.21	0.20	0.20	0.26	0.23	0.22	0.22
24	0.27	0.24	0.23	0.23	0.24	0.22	0.21	0.20	0.27	0.24	0.23	0.23
25	0.28	0.25	0.24	0.23	0.25	0.23	0.22	0.21	0.28	0.25	0.24	0.23
26	0.29	0.26	0.25	0.24	0.26	0.24	0.23	0.22	0.29	0.26	0.25	0.24
27	0.30	0.27	0.26	0.25	0.27	0.25	0.24	0.23	0.30	0.27	0.26	0.25
28	0.32	0.29	0.27	0.27	0.28	0.26	0.25	0.24	0.32	0.29	0.27	0.27
29	0.33	0.30	0.29	0.28	0.30	0.27	0.26	0.25	0.33	0.30	0.29	0.28
30	0.34	0.31	0.30	0.29	0.31	0.28	0.27	0.26	0.34	0.31	0.30	0.29
31	0.36	0.33	0.31	0.30	0.32	0.29	0.28	0.27	0.36	0.33	0.31	0.30
32	0.37	0.34	0.33	0.32	0.34	0.30	0.29	0.28	0.37	0.34	0.33	0.32
33	0.39	0.35	0.34	0.33	0.35	0.32	0.30	0.30	0.39	0.35	0.34	0.33
34	0.40	0.36	0.35	0.34	0.36	0.33	0.31	0.31	0.40	0.36	0.35	0.34
35	0.42	0.38	0.36	0.35	0.38	0.34	0.32	0.32	0.42	0.38	0.36	0.35
36	0.43	0.39	0.37	0.36	0.39	0.35	0.33	0.32	0.43	0.39	0.37	0.36
37	0.44	0.40	0.38	0.37	0.40	0.36	0.34	0.33	0.44	0.40	0.38	0.37
38	0.46	0.41	0.40	0.38	0.41	0.37	0.35	0.34	0.46	0.41	0.40	0.38
39	0.47	0.42	0.41	0.40	0.42	0.38	0.36	0.35	0.47	0.42	0.41	0.40
40	0.48	0.43	0.42	0.41	0.43	0.39	0.37	0.36	0.48	0.43	0.42	0.41
41	0.49	0.45	0.43	0.42	0.44	0.40	0.38	0.37	0.49	0.45	0.43	0.42
42	0.50	0.45	0.44	0.43	0.45	0.41	0.39	0.38	0.50	0.45	0.44	0.43
43	0.51	0.46	0.45	0.43	0.46	0.41	0.40	0.39	0.51	0.46	0.45	0.43
44	0.52	0.47	0.45	0.44	0.47	0.42	0.40	0.39	0.52	0.47	0.45	0.44
45	0.53	0.48	0.46	0.45	0.47	0.43	0.41	0.40	0.52	0.48	0.46	0.45
46	0.53	0.48	0.46	0.45	0.47	0.43	0.41	0.40	0.52	0.48	0.46	0.45
47	0.53	0.47	0.46	0.44	0.47	0.42	0.41	0.39	0.52	0.47	0.46	0.44
48	0.52	0.47	0.45	0.44	0.46	0.42	0.40	0.39	0.51	0.47	0.45	0.44
49	0.51	0.46	0.44	0.43	0.45	0.41	0.39	0.38	0.50	0.46	0.44	0.43
50	0.50	0.45	0.43	0.42	0.44	0.40	0.38	0.37	0.49	0.45	0.43	0.42
51	0.49	0.44	0.42	0.41	0.43	0.39	0.38	0.36	0.48	0.44	0.42	0.41
52	0.49	0.44	0.42	0.41	0.43	0.39	0.37	0.36	0.48	0.44	0.42	0.41
53	0.49	0.44	0.42	0.41	0.44	0.39	0.38	0.37	0.49	0.44	0.42	0.41
54	0.50	0.45	0.44	0.42	0.45	0.40	0.39	0.38	0.50	0.45	0.44	0.42
55	0.53	0.48	0.46	0.45	0.47	0.43	0.41	0.40	0.52	0.48	0.46	0.45
56	0.57	0.52	0.50	0.48	0.51	0.46	0.44	0.43	0.56	0.51	0.49	0.48
57	0.63	0.57	0.54	0.53	0.56	0.50	0.48	0.47	0.62	0.56	0.53	0.52
58	0.70	0.63	0.60	0.58	0.62	0.56	0.54	0.52	0.69	0.62	0.59	0.57
59	0.78	0.70	0.67	0.65	0.69	0.62	0.59	0.58	0.77	0.69	0.66	0.64

FOR ALL POLICIES APPLIED FOR ON OR AFTER OCTOBER 30, 2008

	Transamerica® Xcelerator Exec
Issue Age	Duration 2-8 (Current) / Duration 2+ (Guaranteed)
	Non-Tobacco
	Male				Female				Unisex
	Band 1	Band 2	Band 3	Band 4	Band 1	Band 2	Band 3	Band 4	Band 1	Band 2	Band 3	Band 4

60	0.86	0.77	0.74	0.71	0.76	0.68	0.66	0.64	0.85	0.76	0.73	0.70
61	0.94	0.84	0.81	0.78	0.83	0.75	0.72	0.70	0.93	0.83	0.80	0.77
62	1.02	0.91	0.87	0.85	0.90	0.81	0.78	0.75	1.01	0.90	0.86	0.84
63	1.09	0.97	0.94	0.91	0.97	0.87	0.83	0.81	1.08	0.96	0.93	0.90
64	1.15	1.03	0.99	0.96	1.02	0.92	0.88	0.85	1.14	1.02	0.98	0.95
65	1.20	1.07	1.03	1.00	1.07	0.95	0.92	0.89	1.19	1.06	1.02	0.99
66	1.23	1.10	1.06	1.03	1.10	0.98	0.94	0.91	1.22	1.09	1.05	1.02
67	1.26	1.12	1.08	1.05	1.12	1.00	0.96	0.93	1.25	1.11	1.07	1.04
68	1.27	1.14	1.09	1.06	1.13	1.01	0.97	0.94	1.26	1.13	1.08	1.05
69	1.28	1.15	1.10	1.07	1.14	1.02	0.98	0.95	1.27	1.14	1.09	1.06
70	1.29	1.15	1.10	1.07	1.14	1.02	0.98	0.95	1.28	1.14	1.09	1.06
71	1.29	1.15	1.11	1.08	1.14	1.02	0.98	0.95	1.28	1.14	1.10	1.07
72	1.30	1.16	1.11	1.08	1.15	1.03	0.99	0.96	1.29	1.15	1.10	1.07
73	1.31	1.17	1.12	1.09	1.16	1.04	1.00	0.97	1.30	1.16	1.11	1.08
74	1.33	1.19	1.14	1.10	1.17	1.05	1.01	0.98	1.31	1.18	1.13	1.09
75	1.35	1.21	1.16	1.13	1.20	1.07	1.03	1.00	1.34	1.20	1.15	1.12
76	1.41	1.26	1.21	1.17	1.24	1.11	1.07	1.04	1.39	1.25	1.20	1.16
77	1.45	1.30	1.25	1.21	1.28	1.15	1.10	1.07	1.43	1.29	1.24	1.20
78	1.50	1.34	1.29	1.25	1.32	1.19	1.14	1.10	1.48	1.33	1.28	1.24
79	1.55	1.38	1.33	1.29	1.37	1.22	1.18	1.14	1.53	1.36	1.32	1.28
80	1.60	1.43	1.37	1.33	1.41	1.26	1.21	1.18	1.58	1.41	1.35	1.32

FOR  POLICIES APPLIED FOR ON OR AFTER OCTOBER 30, 2008
Appendix B - Illustrations

The following illustrations show how certain values under a sample Policy would change with different rates of fictional investment performance over an extended period of time.  In particular, the illustrations show how the death benefit, cash value, and net surrender value under a Policy issued to an insured of a given age, would change over time if the premiums indicated were paid and the return on the assets in the subaccounts were a uniform gross annual rate (before any expenses) of 0%, 6% or 10%.  The tables illustrate Policy value that would result based on assumptions that you pay the premiums indicated, you do not change your specified amount, and you do not take any cash withdrawals or Policy loans.  The values under the Policy will be different from those shown even if the returns averaged 0%, 6% or 10%, but fluctuated over and under those averages throughout the years shown.

The first illustration that follows is for an insured who is a 45 year old male in the Non-Tobacco rate class (the "representative insured") paying an annual premium of $10,500, paid on the first day of each Policy year for durations 1 through 7, a $350,000 initial specified amount and death benefit Option A and using the Guideline Premium Life Insurance Compliance Test.  The illustration also assumes cost of insurance charges based on our current cost of insurance rates for the representative insured.

The illustration for the representative insured in the second illustration is based on the same factors as those reflected in the first illustration except the cost of insurance charges are based on the guaranteed cost of insurance rates and expenses (based on the Commissioners 2001 Standard Ordinary Mortality Tables with no tobacco distinction).

The amounts shown in the illustrations for the death benefits, cash values and net surrender values take into account the amount and timing of all Policy, subaccount and portfolio fees assessed under the Policy.  The current illustration uses the current charges, and the guaranteed illustration uses the guaranteed charges. These charges are:

(1)
The daily charge for assuming mortality and expense risks assessed against each subaccount.  This charge is equivalent to an annual charge of 0.75% of the average net assets of the subaccounts during the first 15 Policy years (we guarantee to reduce this charge to 0.30% (annually) after the first 15 Policy years).  We may reduce this charge to 0.00% in the 16th Policy year, but we do not guarantee that we will do so, and we reserve the right to maintain this charge at the 0.30% level after the 15th Policy year.

(2)
Estimated daily expenses equivalent to an effective arithmetic average annual expense level of 1.19 % of the portfolios' gross average daily net assets. The 1.19 % gross average portfolio expense level assumes an equal allocation of amounts among the 66 subaccounts available to new investors. We used annualized actual audited expenses incurred during 201 6 for the portfolios to calculate the gross average annual expense level;

(3)
The premium expense charge (0% of all premium payments in the first Policy year and 3% of all premiums paid thereafter) and monthly deductions for the cost of insurance, the monthly Policy charge, and the monthly per unit charge.

The hypothetical returns shown in the tables are provided only to illustrate the mechanics of a hypothetical policy and do not represent past or future investment rates of return.  Tax charges that may be attributable to the separate account are not reflected because we are not currently assessing such charges.  If tax charges are deducted in the future, the separate account would have to earn a sufficient amount in excess of 0%, 6% or 10% or cover any tax charges to produce after tax returns of 0%, 6% or 10%.  Your actual rates of return for a particular Policy likely will be more or less than the hypothetical investment rates of return.  The actual return on your cash value will depend on factors such as the amounts you allocate to particular portfolios, the amounts deducted for the Policy's monthly charges and other charges, the portfolios' expense ratios, and your loan and withdrawal history, in addition to the actual investment experience of the portfolios.

We will furnish the owner, upon request, a personalized illustration reflecting the proposed insured's age, sex, risk classification and desired Policy features. Contact your registered representative or our administrative office.  (See prospectus back cover – "Inquiries.")

FOR POLICIES APPLIED FOR ON OR AFTER OCTOBER 30, 2008
TRANSAMERICA® XCELERATOR EXEC
TRANSAMERICA PREMIER LIFE INSURANCE COMPANY
FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
HYPOTHETICAL ILLUSTRATIONS
MALE ISSUE AGE 45
Specified Amount   $350,000 Non-Tobacco Class
Annual Premium $10,500 for 7 yrs. Option Type A
Using Current Cost of Insurance Rates
	DEATH BENEFIT Assuming Hypothetical Gross and Net Annual Investment Return of			CASH VALUE Assuming Hypothetical Gross and Net Annual Investment Return of
End of Policy Year	0% (Gross) -1.19% (Net)	6% (Gross) 4.81% (Net)	10% (Gross) 8.81% (Net)	0% (Gross) -1.19% (Net)	6% (Gross) 4.81% (Net)	10% (Gross) 8.81% (Net)
1	350,000	350,000	350,000	9,077	9,667	10,061
2	350,000	350,000	350,000	16,466	18,158	19,326
3	350,000	350,000	350,000	23,641	26,922	29,266
4	350,000	350,000	350,000	30,609	35,975	39,942
5	350,000	350,000	350,000	37,400	45,357	51,443
6	350,000	350,000	350,000	44,001	55,066	63,822
7	350,000	350,000	350,000	50,424	65,128	77,163
8	350,000	350,000	350,000	46,647	64,920	80,503
9	350,000	350,000	350,000	44,856	66,692	86,156
10	350,000	350,000	350,000	42,962	68,414	92,161
15	350,000	350,000	350,000	31,242	75,548	128,165
20	350,000	350,000	350,000	17,201	83,724	185,851
25	*	350,000	350,000	*	88,670	274,213
30 (Age 75)	*	350,000	441,129	*	81,076	412,271
35 (Age 80)	*	350,000	654,150	*	50,764	623,000
40 (Age 85)	*	*	984,201	*	*	937,334
45 (Age 90)	*	*	1,471,781	*	*	1,401,696
50 (Age 95)	*	*	2,125,242	*	*	2,104,200
55 (Age 100)	*	*	3,208,704	*	*	3,208,704

	NET SURRENDER VALUE Assuming Hypothetical Gross and Net Annual Investment Return of
End of Policy Year	0% (Gross) -1.19% (Net)	6% (Gross) 4.81% (Net)	10% (Gross) 8.81% (Net)	End of Policy Year	0% (Gross) -1.19% (Net)	6% (Gross) 4.81% (Net)	10% (Gross) 8.81% (Net)
1	9,077	9,667	10,061	15	31,242	75,548	128,165
2	16,466	18,158	19,326	20	17,201	83,724	185,851
3	23,641	26,922	29,266	25	*	88,670	274,213
4	30,609	35,975	39,942	30 (Age 75)	*	81,076	412,271
5	37,400	45,357	51,443	35 (Age 80)	*	50,764	623,000
6	44,001	55,066	63,822	40 (Age 85)	*	*	937,334
7	50,424	65,128	77,163	45 (Age 90)	*	*	1,401,696
8	46,647	64,920	80,503	50 (Age 95)	*	*	2,104,200
9	44,856	66,692	86,156	55 (Age 100)	*	*	3,208,704
10	42,962	68,414	92,161
 * In the absence of an additional payment, the Policy would lapse.

FOR POLICIES APPLIED FOR ON OR AFTER OCTOBER 30, 2008
TRANSAMERICA® XCELERATOR EXEC
TRANSAMERICA PREMIER LIFE INSURANCE COMPANY
FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
HYPOTHETICAL ILLUSTRATIONS
MALE ISSUE AGE 45
Specified Amount   $350,000 Non-Tobacco Class
Annual Premium $10,500 for 7 yrs. Option Type A
Using Guaranteed Cost of Insurance Rates
	DEATH BENEFIT Assuming Hypothetical Gross and Net Annual Investment Return of			CASH VALUE Assuming Hypothetical Gross and Net Annual Investment Return of
End of Policy Year	0% (Gross) -1.19% (Net)	6% (Gross) 4.81% (Net)	10% (Gross) 8.81% (Net)	0% (Gross) -1.19% (Net)	6% (Gross) 4.81% (Net)	10% (Gross) 8.81% (Net)
1	350,000	350,000	350,000	9,077	9,667	10,061
2	350,000	350,000	350,000	15,755	17,425	18,580
3	350,000	350,000	350,000	22,251	25,450	27,740
4	350,000	350,000	350,000	28,589	33,773	37,614
5	350,000	350,000	350,000	34,757	42,395	48,252
6	350,000	350,000	350,000	40,746	51,317	59,707
7	350,000	350,000	350,000	46,536	60,534	72,032
8	350,000	350,000	350,000	42,075	59,391	74,226
9	350,000	350,000	350,000	37,524	58,045	76,462
10	350,000	350,000	350,000	32,843	56,451	78,715
15	350,000	350,000	350,000	6,934	43,808	89,972
20	*	350,000	350,000	*	19,446	101,726
25	*	*	350,000	*	*	108,166
30 (Age 75)	*	*	350,000	*	*	99,999
35 (Age 80)	*	*	350,000	*	*	47,392
40 (Age 85)	*	*	*	*	*	*
45 (Age 90)	*	*	*	*	*	*
50 (Age 95)	*	*	*	*	*	*
55 (Age 100)	*	*	*	*	*	*

	NET SURRENDER VALUE Assuming Hypothetical Gross and Net Annual Investment Return of
End of Policy Year	0% (Gross) -1.19% (Net)	6% (Gross) 4.81% (Net)	10% (Gross) 8.81% (Net)	End of Policy Year	0% (Gross) -1.19% (Net)	6% (Gross) 4.81% (Net)	10% (Gross) 8.81% (Net)
1	9,077	9,667	10,061	15	6,934	43,808	89,972
2	15,755	17,425	18,580	15	*	19,446	101,726
3	22,251	25,450	27,740	20	*	*	108,166
4	28,589	33,773	37,614	25	*	*	99,999
5	34,757	42,395	48,252	30 (Age 75)	*	*	47,392
6	40,746	51,317	59,707	35 (Age 80)	*	*	*
7	46,536	60,534	72,032	40 (Age 85)	*	*	*
8	42,075	59,391	74,226	45 (Age 90)	*	*	*
9	37,524	58,045	76,462	50 (Age 95)	*	*	*
10	32,843	56,451	78,715	55 (Age 100)	*	*	*
* In the absence of an additional payment, the Policy would lapse.

Appendix A-2

FOR POLICIES APPLIED FOR BEFORE
OCTOBER 30, 2008 and ISSUED
BEFORE JANUARY 1, 2009
(BASED ON THE 1980 C.S.O. TABLES)

Appendix A-2 – Monthly Per Unit Charges
FOR POLICIES APPLIED FOR BEFORE OCTOBER 30, 2008 and ISSUED BEFORE JANUARY 1, 2009
Monthly Per Unit Charges (Rate Per Thousand)

	Transamerica® Xcelerator Exec
Issue Age	Duration 1
	Tobacco
	Male				Female				Unisex
	Band 1	Band 2	Band 3	Band 4	Band 1	Band 2	Band 3	Band 4	Band 1	Band 2	Band 3	Band 4

18	0.18	0.16	0.15	0.15	0.16	0.14	0.14	0.13	0.18	0.16	0.15	0.15
19	0.19	0.17	0.16	0.16	0.16	0.15	0.14	0.14	0.19	0.17	0.16	0.16
20	0.19	0.17	0.17	0.16	0.17	0.15	0.15	0.15	0.19	0.17	0.17	0.16
21	0.20	0.18	0.18	0.17	0.18	0.16	0.16	0.15	0.20	0.18	0.18	0.17
22	0.21	0.19	0.18	0.18	0.18	0.17	0.16	0.16	0.21	0.19	0.18	0.18
23	0.22	0.20	0.19	0.18	0.19	0.17	0.17	0.16	0.22	0.20	0.19	0.18
24	0.23	0.21	0.20	0.19	0.20	0.18	0.18	0.17	0.23	0.21	0.20	0.19
25	0.24	0.21	0.21	0.20	0.21	0.19	0.18	0.18	0.24	0.21	0.21	0.20
26	0.25	0.22	0.21	0.21	0.21	0.19	0.19	0.18	0.25	0.22	0.21	0.21
27	0.26	0.23	0.22	0.21	0.22	0.20	0.19	0.19	0.26	0.23	0.22	0.21
28	0.26	0.24	0.23	0.22	0.23	0.21	0.20	0.20	0.26	0.24	0.23	0.22
29	0.27	0.24	0.23	0.23	0.24	0.21	0.21	0.20	0.27	0.24	0.23	0.23
30	0.28	0.25	0.24	0.23	0.24	0.22	0.21	0.21	0.28	0.25	0.24	0.23
31	0.29	0.26	0.25	0.24	0.25	0.22	0.22	0.21	0.29	0.26	0.25	0.24
32	0.30	0.27	0.26	0.25	0.26	0.23	0.23	0.22	0.30	0.27	0.26	0.25
33	0.31	0.28	0.27	0.26	0.27	0.24	0.24	0.23	0.31	0.28	0.27	0.26
34	0.33	0.29	0.28	0.27	0.28	0.25	0.25	0.24	0.33	0.29	0.28	0.27
35	0.35	0.31	0.30	0.29	0.30	0.26	0.26	0.25	0.35	0.31	0.30	0.29
36	0.37	0.33	0.31	0.30	0.31	0.28	0.27	0.26	0.36	0.33	0.31	0.30
37	0.39	0.35	0.34	0.33	0.33	0.30	0.29	0.28	0.38	0.35	0.34	0.33
38	0.42	0.37	0.36	0.35	0.35	0.32	0.30	0.30	0.41	0.37	0.35	0.35
39	0.45	0.40	0.38	0.37	0.38	0.34	0.32	0.31	0.44	0.39	0.37	0.36
40	0.48	0.43	0.41	0.40	0.40	0.36	0.34	0.33	0.47	0.42	0.40	0.39
41	0.51	0.45	0.44	0.42	0.42	0.38	0.36	0.35	0.50	0.44	0.43	0.41
42	0.54	0.48	0.46	0.45	0.45	0.40	0.38	0.37	0.53	0.47	0.45	0.44
43	0.57	0.51	0.49	0.47	0.47	0.42	0.40	0.39	0.56	0.50	0.48	0.46
44	0.60	0.53	0.51	0.50	0.50	0.44	0.42	0.41	0.59	0.52	0.50	0.49
45	0.62	0.55	0.53	0.51	0.52	0.46	0.44	0.43	0.61	0.54	0.52	0.50
46	0.64	0.57	0.55	0.53	0.54	0.48	0.46	0.45	0.63	0.56	0.54	0.52
47	0.65	0.58	0.56	0.54	0.56	0.50	0.48	0.47	0.64	0.57	0.55	0.53
48	0.66	0.59	0.57	0.55	0.58	0.52	0.50	0.49	0.65	0.58	0.56	0.54
49	0.67	0.60	0.58	0.56	0.61	0.54	0.52	0.50	0.66	0.59	0.57	0.55
50	0.68	0.61	0.58	0.57	0.63	0.56	0.54	0.52	0.68	0.61	0.58	0.57
51	0.69	0.62	0.59	0.57	0.65	0.58	0.56	0.54	0.69	0.62	0.59	0.57
52	0.71	0.63	0.60	0.58	0.67	0.60	0.58	0.56	0.71	0.63	0.60	0.58
53	0.73	0.65	0.62	0.60	0.70	0.62	0.60	0.58	0.73	0.65	0.62	0.60
54	0.75	0.67	0.64	0.62	0.72	0.64	0.62	0.60	0.75	0.67	0.64	0.62
55	0.78	0.69	0.66	0.64	0.75	0.66	0.64	0.62	0.78	0.69	0.66	0.64
56	0.82	0.72	0.69	0.67	0.77	0.68	0.66	0.64	0.82	0.72	0.69	0.67
57	0.86	0.76	0.73	0.71	0.80	0.71	0.68	0.66	0.85	0.76	0.73	0.71
58	0.91	0.80	0.77	0.74	0.83	0.73	0.70	0.68	0.90	0.79	0.76	0.73
59	0.96	0.84	0.81	0.78	0.85	0.75	0.72	0.70	0.95	0.83	0.80	0.77

FOR POLICIES APPLIED FOR BEFORE OCTOBER 30, 2008 and ISSUED BEFORE JANUARY 1, 2009
Monthly Per Unit Charges (Rate Per Thousand)

	Transamerica® Xcelerator Exec
Issue Age	Duration 1
	Tobacco
	Male				Female				Unisex
	Band 1	Band 2	Band 3	Band 4	Band 1	Band 2	Band 3	Band 4	Band 1	Band 2	Band 3	Band 4

60	1.02	0.89	0.85	0.83	0.88	0.77	0.75	0.72	1.01	0.88	0.84	0.82
61	1.07	0.94	0.90	0.87	0.91	0.80	0.77	0.75	1.05	0.93	0.89	0.86
62	1.13	0.99	0.95	0.92	0.94	0.82	0.79	0.77	1.11	0.97	0.93	0.91
63	1.19	1.04	1.00	0.97	0.98	0.85	0.82	0.80	1.17	1.02	0.98	0.95
64	1.25	1.09	1.05	1.02	1.02	0.89	0.85	0.83	1.23	1.07	1.03	1.00
65	1.31	1.14	1.10	1.06	1.06	0.93	0.89	0.86	1.29	1.12	1.08	1.04
66	1.37	1.19	1.15	1.11	1.11	0.97	0.93	0.90	1.34	1.17	1.13	1.09
67	1.43	1.24	1.19	1.16	1.16	1.01	0.97	0.94	1.40	1.22	1.17	1.14
68	1.49	1.29	1.24	1.20	1.22	1.06	1.02	0.99	1.46	1.27	1.22	1.18
69	1.55	1.34	1.29	1.25	1.28	1.11	1.07	1.03	1.52	1.32	1.27	1.23
70	1.61	1.40	1.34	1.30	1.34	1.16	1.12	1.08	1.58	1.38	1.32	1.28
71	1.67	1.45	1.39	1.35	1.40	1.22	1.17	1.13	1.64	1.43	1.37	1.33
72	1.74	1.51	1.45	1.41	1.47	1.28	1.23	1.19	1.71	1.49	1.43	1.39
73	1.81	1.57	1.51	1.46	1.54	1.34	1.28	1.24	1.78	1.55	1.49	1.44
74	1.89	1.64	1.57	1.52	1.61	1.40	1.34	1.30	1.86	1.62	1.55	1.50
75	1.97	1.71	1.64	1.59	1.69	1.46	1.40	1.36	1.94	1.69	1.62	1.57
76	2.05	1.78	1.70	1.65	1.75	1.52	1.45	1.41	2.02	1.75	1.68	1.63
77	2.14	1.85	1.77	1.72	1.82	1.58	1.51	1.47	2.11	1.82	1.74	1.70
78	2.23	1.93	1.85	1.79	1.90	1.65	1.58	1.53	2.20	1.90	1.82	1.76
79	2.33	2.01	1.93	1.87	1.98	1.72	1.64	1.59	2.30	1.98	1.90	1.84
80	2.43	2.10	2.01	1.95	2.07	1.79	1.71	1.66	2.39	2.07	1.98	1.92

FOR POLICIES APPLIED FOR BEFORE OCTOBER 30, 2008 and ISSUED BEFORE JANUARY 1, 2009
Monthly Per Unit Charges (Rate Per Thousand)

	Transamerica® Xcelerator Exec
Issue Age	Duration 1
	Non-Tobacco
	Male				Female				Unisex
	Band 1	Band 2	Band 3	Band 4	Band 1	Band 2	Band 3	Band 4	Band 1	Band 2	Band 3	Band 4

18	0.12	0.11	0.11	0.10	0.11	0.10	0.10	0.10	0.12	0.11	0.11	0.10
19	0.13	0.12	0.11	0.11	0.12	0.11	0.10	0.10	0.13	0.12	0.11	0.11
20	0.13	0.12	0.11	0.11	0.12	0.11	0.10	0.10	0.13	0.12	0.11	0.11
21	0.14	0.12	0.12	0.11	0.12	0.11	0.11	0.10	0.14	0.12	0.12	0.11
22	0.14	0.13	0.12	0.12	0.13	0.11	0.11	0.11	0.14	0.13	0.12	0.12
23	0.14	0.13	0.12	0.12	0.13	0.12	0.11	0.11	0.14	0.13	0.12	0.12
24	0.15	0.13	0.13	0.12	0.13	0.12	0.11	0.11	0.15	0.13	0.13	0.12
25	0.15	0.14	0.13	0.13	0.14	0.12	0.12	0.11	0.15	0.14	0.13	0.13
26	0.16	0.14	0.14	0.13	0.14	0.13	0.12	0.12	0.16	0.14	0.14	0.13
27	0.16	0.15	0.14	0.14	0.15	0.13	0.13	0.12	0.16	0.15	0.14	0.14
28	0.17	0.15	0.14	0.14	0.15	0.14	0.13	0.13	0.17	0.15	0.14	0.14
29	0.17	0.16	0.15	0.15	0.16	0.14	0.13	0.13	0.17	0.16	0.15	0.15
30	0.18	0.16	0.15	0.15	0.16	0.14	0.14	0.13	0.18	0.16	0.15	0.15
31	0.19	0.17	0.16	0.15	0.17	0.15	0.14	0.14	0.19	0.17	0.16	0.15
32	0.19	0.17	0.16	0.16	0.17	0.15	0.15	0.14	0.19	0.17	0.16	0.16
33	0.20	0.18	0.17	0.16	0.18	0.16	0.15	0.15	0.20	0.18	0.17	0.16
34	0.20	0.18	0.17	0.17	0.18	0.16	0.16	0.15	0.20	0.18	0.17	0.17
35	0.21	0.19	0.18	0.17	0.19	0.17	0.16	0.16	0.21	0.19	0.18	0.17
36	0.21	0.19	0.18	0.18	0.19	0.17	0.16	0.16	0.21	0.19	0.18	0.18
37	0.22	0.19	0.19	0.18	0.20	0.18	0.17	0.16	0.22	0.19	0.19	0.18
38	0.22	0.20	0.19	0.18	0.20	0.18	0.17	0.17	0.22	0.20	0.19	0.18
39	0.23	0.20	0.19	0.19	0.21	0.19	0.18	0.17	0.23	0.20	0.19	0.19
40	0.23	0.21	0.20	0.19	0.21	0.19	0.18	0.18	0.23	0.21	0.20	0.19
41	0.24	0.21	0.20	0.20	0.22	0.19	0.19	0.18	0.24	0.21	0.20	0.20
42	0.24	0.22	0.21	0.20	0.22	0.20	0.19	0.18	0.24	0.22	0.21	0.20
43	0.25	0.22	0.21	0.20	0.23	0.20	0.19	0.19	0.25	0.22	0.21	0.20
44	0.25	0.23	0.22	0.21	0.23	0.20	0.20	0.19	0.25	0.23	0.22	0.21
45	0.26	0.23	0.22	0.22	0.23	0.21	0.20	0.19	0.26	0.23	0.22	0.22
46	0.27	0.24	0.23	0.22	0.23	0.21	0.20	0.19	0.27	0.24	0.23	0.22
47	0.28	0.25	0.24	0.23	0.23	0.21	0.20	0.19	0.28	0.25	0.24	0.23
48	0.29	0.26	0.25	0.24	0.23	0.20	0.19	0.19	0.28	0.25	0.24	0.24
49	0.30	0.26	0.25	0.25	0.22	0.20	0.19	0.18	0.29	0.25	0.24	0.24
50	0.31	0.27	0.26	0.26	0.22	0.19	0.19	0.18	0.30	0.26	0.25	0.25
51	0.32	0.28	0.27	0.26	0.22	0.19	0.18	0.18	0.31	0.27	0.26	0.25
52	0.33	0.29	0.28	0.27	0.21	0.19	0.18	0.18	0.32	0.28	0.27	0.26
53	0.34	0.30	0.29	0.28	0.21	0.19	0.18	0.18	0.33	0.29	0.28	0.27
54	0.35	0.31	0.30	0.29	0.22	0.19	0.19	0.18	0.34	0.30	0.29	0.28
55	0.36	0.32	0.31	0.30	0.23	0.20	0.19	0.19	0.35	0.31	0.30	0.29
56	0.38	0.33	0.32	0.31	0.24	0.21	0.20	0.20	0.37	0.32	0.31	0.30
57	0.39	0.34	0.33	0.32	0.26	0.23	0.22	0.21	0.38	0.33	0.32	0.31
58	0.40	0.35	0.34	0.33	0.28	0.25	0.24	0.23	0.39	0.34	0.33	0.32
59	0.41	0.36	0.35	0.34	0.30	0.27	0.26	0.25	0.40	0.35	0.34	0.33

FOR POLICIES APPLIED FOR BEFORE OCTOBER 30, 2008 and ISSUED BEFORE JANUARY 1, 2009
Monthly Per Unit Charges (Rate Per Thousand)

Transamerica® Xcelerator Exec
Issue Age	Duration 1
	Non-Tobacco
	Male				Female				Unisex
	Band 1	Band 2	Band 3	Band 4	Band 1	Band 2	Band 3	Band 4	Band 1	Band 2	Band 3	Band 4

60	0.42	0.37	0.36	0.35	0.33	0.29	0.28	0.27	0.41	0.36	0.35	0.34
61	0.44	0.38	0.37	0.36	0.35	0.31	0.30	0.29	0.43	0.37	0.36	0.35
62	0.45	0.39	0.38	0.37	0.38	0.33	0.32	0.31	0.44	0.38	0.37	0.36
63	0.46	0.40	0.39	0.38	0.40	0.35	0.34	0.33	0.45	0.40	0.39	0.38
64	0.48	0.42	0.40	0.39	0.42	0.37	0.35	0.34	0.47	0.42	0.40	0.39
65	0.49	0.43	0.41	0.40	0.44	0.38	0.36	0.35	0.49	0.43	0.41	0.40
66	0.50	0.44	0.42	0.41	0.45	0.39	0.37	0.36	0.50	0.44	0.42	0.41
67	0.52	0.45	0.43	0.42	0.45	0.39	0.38	0.37	0.51	0.44	0.43	0.42
68	0.53	0.46	0.45	0.43	0.46	0.40	0.38	0.37	0.52	0.45	0.44	0.42
69	0.55	0.48	0.46	0.44	0.46	0.40	0.39	0.37	0.54	0.47	0.45	0.43
70	0.56	0.49	0.47	0.46	0.46	0.40	0.39	0.37	0.55	0.48	0.46	0.45
71	0.58	0.50	0.48	0.47	0.46	0.40	0.39	0.38	0.57	0.49	0.47	0.46
72	0.59	0.52	0.50	0.48	0.46	0.40	0.39	0.38	0.58	0.51	0.49	0.47
73	0.61	0.53	0.51	0.50	0.47	0.41	0.39	0.38	0.60	0.52	0.50	0.49
74	0.63	0.55	0.53	0.51	0.47	0.41	0.39	0.38	0.61	0.54	0.52	0.50
75	0.65	0.56	0.54	0.52	0.48	0.42	0.40	0.39	0.63	0.55	0.53	0.51
76	0.66	0.58	0.56	0.54	0.49	0.43	0.41	0.40	0.64	0.57	0.55	0.53
77	0.68	0.59	0.57	0.55	0.51	0.44	0.42	0.41	0.66	0.58	0.56	0.54
78	0.70	0.61	0.59	0.57	0.52	0.45	0.43	0.42	0.68	0.59	0.57	0.56
79	0.72	0.63	0.60	0.59	0.53	0.46	0.44	0.43	0.70	0.61	0.58	0.57
80	0.75	0.65	0.62	0.60	0.55	0.47	0.46	0.44	0.73	0.63	0.60	0.58

FOR POLICIES APPLIED FOR BEFORE OCTOBER 30, 2008 and ISSUED BEFORE JANUARY 1, 2009
Monthly Per Unit Charges (Rate Per Thousand)

	Transamerica® Xcelerator Exec
Issue Age	Duration 2-8 (Current) / Duration 2+ (Guaranteed)
	Tobacco
	Male				Female				Unisex
	Band 1	Band 2	Band 3	Band 4	Band 1	Band 2	Band 3	Band 4	Band 1	Band 2	Band 3	Band 4

18	0.31	0.28	0.27	0.26	0.27	0.25	0.24	0.23	0.31	0.28	0.27	0.26
19	0.32	0.29	0.28	0.28	0.28	0.26	0.25	0.24	0.32	0.29	0.28	0.28
20	0.34	0.31	0.30	0.29	0.30	0.27	0.26	0.26	0.34	0.31	0.30	0.29
21	0.36	0.32	0.31	0.30	0.31	0.28	0.28	0.27	0.36	0.32	0.31	0.30
22	0.37	0.34	0.33	0.32	0.33	0.30	0.29	0.28	0.37	0.34	0.33	0.32
23	0.39	0.36	0.34	0.33	0.34	0.31	0.30	0.30	0.39	0.36	0.34	0.33
24	0.41	0.37	0.36	0.35	0.36	0.33	0.32	0.31	0.41	0.37	0.36	0.35
25	0.43	0.39	0.38	0.37	0.38	0.34	0.33	0.32	0.43	0.39	0.38	0.37
26	0.45	0.41	0.40	0.38	0.40	0.36	0.35	0.34	0.45	0.41	0.40	0.38
27	0.47	0.43	0.41	0.40	0.41	0.37	0.36	0.35	0.46	0.42	0.41	0.40
28	0.49	0.45	0.43	0.42	0.43	0.39	0.38	0.37	0.48	0.44	0.43	0.42
29	0.52	0.47	0.45	0.44	0.45	0.40	0.39	0.38	0.51	0.46	0.44	0.43
30	0.54	0.49	0.47	0.45	0.47	0.42	0.41	0.40	0.53	0.48	0.46	0.45
31	0.56	0.51	0.49	0.47	0.49	0.44	0.43	0.42	0.55	0.50	0.48	0.47
32	0.59	0.53	0.51	0.50	0.51	0.46	0.45	0.44	0.58	0.52	0.50	0.49
33	0.62	0.56	0.54	0.52	0.53	0.48	0.47	0.46	0.61	0.55	0.53	0.51
34	0.65	0.59	0.57	0.55	0.56	0.51	0.49	0.48	0.64	0.58	0.56	0.54
35	0.69	0.62	0.60	0.58	0.59	0.54	0.52	0.51	0.68	0.61	0.59	0.57
36	0.74	0.67	0.64	0.62	0.63	0.57	0.55	0.54	0.73	0.66	0.63	0.61
37	0.79	0.71	0.68	0.66	0.67	0.60	0.59	0.57	0.78	0.70	0.67	0.65
38	0.84	0.76	0.73	0.71	0.71	0.64	0.62	0.60	0.83	0.75	0.72	0.70
39	0.90	0.82	0.79	0.76	0.76	0.68	0.66	0.64	0.89	0.81	0.78	0.75
40	0.97	0.87	0.84	0.82	0.80	0.73	0.70	0.68	0.95	0.86	0.83	0.81
41	1.03	0.93	0.89	0.87	0.85	0.77	0.74	0.72	1.01	0.91	0.88	0.86
42	1.09	0.99	0.95	0.92	0.90	0.82	0.78	0.76	1.07	0.97	0.93	0.90
43	1.15	1.04	1.00	0.97	0.95	0.86	0.83	0.80	1.13	1.02	0.98	0.95
44	1.21	1.09	1.05	1.02	1.00	0.91	0.87	0.84	1.19	1.07	1.03	1.00
45	1.26	1.14	1.09	1.06	1.05	0.95	0.91	0.89	1.24	1.12	1.07	1.04
46	1.30	1.17	1.13	1.10	1.10	1.00	0.96	0.93	1.28	1.15	1.11	1.08
47	1.33	1.20	1.15	1.12	1.15	1.04	1.00	0.97	1.31	1.18	1.14	1.11
48	1.35	1.22	1.17	1.14	1.19	1.08	1.04	1.01	1.33	1.21	1.16	1.13
49	1.38	1.24	1.19	1.16	1.24	1.12	1.08	1.04	1.37	1.23	1.18	1.15
50	1.40	1.26	1.21	1.17	1.29	1.16	1.12	1.09	1.39	1.25	1.20	1.16
51	1.42	1.28	1.23	1.19	1.34	1.21	1.16	1.13	1.41	1.27	1.22	1.18
52	1.46	1.31	1.26	1.22	1.39	1.25	1.21	1.17	1.45	1.30	1.26	1.22
53	1.51	1.36	1.30	1.26	1.45	1.31	1.26	1.22	1.50	1.36	1.30	1.26
54	1.57	1.41	1.35	1.31	1.52	1.37	1.32	1.28	1.57	1.41	1.35	1.31
55	1.66	1.49	1.42	1.38	1.59	1.43	1.38	1.34	1.65	1.48	1.42	1.38
56	1.77	1.59	1.52	1.47	1.67	1.50	1.45	1.41	1.76	1.58	1.51	1.46
57	1.89	1.70	1.62	1.58	1.75	1.57	1.52	1.47	1.88	1.69	1.61	1.57
58	2.04	1.82	1.75	1.69	1.84	1.65	1.59	1.55	2.02	1.80	1.73	1.68
59	2.19	1.96	1.88	1.82	1.93	1.73	1.67	1.62	2.16	1.94	1.86	1.80

FOR POLICIES APPLIED FOR BEFORE OCTOBER 30, 2008 and ISSUED BEFORE JANUARY 1, 2009
Monthly Per Unit Charges (Rate Per Thousand)

	Transamerica® Xcelerator Exec
Issue Age	Duration 2-8 (Current) / Duration 2+ (Guaranteed)
	Tobacco
	Male				Female				Unisex
	Band 1	Band 2	Band 3	Band 4	Band 1	Band 2	Band 3	Band 4	Band 1	Band 2	Band 3	Band 4

60	2.35	2.10	2.02	1.96	2.03	1.82	1.75	1.70	2.32	2.07	1.99	1.93
61	2.52	2.25	2.16	2.10	2.13	1.91	1.84	1.78	2.48	2.22	2.13	2.07
62	2.70	2.41	2.31	2.24	2.24	2.01	1.93	1.87	2.65	2.37	2.27	2.20
63	2.88	2.56	2.46	2.39	2.35	2.11	2.03	1.97	2.83	2.52	2.42	2.35
64	3.05	2.71	2.61	2.53	2.47	2.22	2.13	2.07	2.99	2.66	2.56	2.48
65	3.22	2.86	2.76	2.67	2.60	2.33	2.24	2.17	3.16	2.81	2.71	2.62
66	3.38	3.01	2.90	2.81	2.74	2.45	2.35	2.28	3.32	2.95	2.85	2.76
67	3.54	3.14	3.03	2.94	2.88	2.58	2.47	2.40	3.47	3.08	2.97	2.89
68	3.69	3.28	3.16	3.06	3.02	2.70	2.59	2.51	3.62	3.22	3.10	3.01
69	3.84	3.42	3.29	3.19	3.17	2.84	2.72	2.64	3.77	3.36	3.23	3.14
70	4.00	3.56	3.42	3.32	3.33	2.98	2.86	2.77	3.93	3.50	3.36	3.27
71	4.17	3.70	3.56	3.45	3.49	3.13	3.00	2.90	4.10	3.64	3.50	3.40
72	4.35	3.86	3.71	3.60	3.67	3.28	3.15	3.05	4.28	3.80	3.65	3.55
73	4.54	4.03	3.88	3.76	3.85	3.45	3.30	3.20	4.47	3.97	3.82	3.70
74	4.75	4.22	4.05	3.93	4.05	3.62	3.47	3.36	4.68	4.16	3.99	3.87
75	4.98	4.42	4.25	4.12	4.26	3.81	3.65	3.53	4.91	4.36	4.19	4.06
76	5.22	4.63	4.45	4.31	4.45	3.98	3.80	3.68	5.14	4.57	4.39	4.25
77	5.48	4.86	4.67	4.53	4.67	4.17	3.99	3.86	5.40	4.79	4.60	4.46
78	5.75	5.10	4.90	4.75	4.90	4.38	4.19	4.05	5.67	5.03	4.83	4.68
79	6.04	5.35	5.14	4.98	5.14	4.59	4.39	4.25	5.95	5.27	5.07	4.91
80	6.34	5.61	5.40	5.23	5.39	4.82	4.60	4.45	6.25	5.53	5.32	5.15

FOR POLICIES APPLIED FOR BEFORE OCTOBER 30, 2008 and ISSUED BEFORE JANUARY 1, 2009
Monthly Per Unit Charges (Rate Per Thousand)

	Transamerica® Xcelerator Exec
Issue Age	Duration 2-8 (Current) / Duration 2+ (Guaranteed)
	Non-Tobacco
	Male				Female				Unisex
	Band 1	Band 2	Band 3	Band 4	Band 1	Band 2	Band 3	Band 4	Band 1	Band 2	Band 3	Band 4

18	0.22	0.20	0.19	0.19	0.20	0.18	0.17	0.17	0.22	0.20	0.19	0.19
19	0.23	0.21	0.20	0.19	0.21	0.19	0.18	0.17	0.23	0.21	0.20	0.19
20	0.23	0.21	0.20	0.20	0.21	0.19	0.18	0.18	0.23	0.21	0.20	0.20
21	0.24	0.22	0.21	0.20	0.22	0.20	0.19	0.18	0.24	0.22	0.21	0.20
22	0.25	0.23	0.22	0.21	0.22	0.20	0.20	0.19	0.25	0.23	0.22	0.21
23	0.26	0.23	0.22	0.22	0.23	0.21	0.20	0.20	0.26	0.23	0.22	0.22
24	0.27	0.24	0.23	0.23	0.24	0.22	0.21	0.20	0.27	0.24	0.23	0.23
25	0.28	0.25	0.24	0.23	0.25	0.23	0.22	0.21	0.28	0.25	0.24	0.23
26	0.29	0.26	0.25	0.24	0.26	0.24	0.23	0.22	0.29	0.26	0.25	0.24
27	0.30	0.27	0.26	0.25	0.27	0.25	0.24	0.23	0.30	0.27	0.26	0.25
28	0.32	0.29	0.27	0.27	0.28	0.26	0.25	0.24	0.32	0.29	0.27	0.27
29	0.33	0.30	0.29	0.28	0.30	0.27	0.26	0.25	0.33	0.30	0.29	0.28
30	0.34	0.31	0.30	0.29	0.31	0.28	0.27	0.26	0.34	0.31	0.30	0.29
31	0.36	0.33	0.31	0.30	0.32	0.29	0.28	0.27	0.36	0.33	0.31	0.30
32	0.37	0.34	0.33	0.32	0.34	0.30	0.29	0.28	0.37	0.34	0.33	0.32
33	0.39	0.35	0.34	0.33	0.35	0.32	0.30	0.30	0.39	0.35	0.34	0.33
34	0.40	0.36	0.35	0.34	0.36	0.33	0.31	0.31	0.40	0.36	0.35	0.34
35	0.42	0.38	0.36	0.35	0.38	0.34	0.32	0.32	0.42	0.38	0.36	0.35
36	0.43	0.39	0.37	0.36	0.39	0.35	0.33	0.32	0.43	0.39	0.37	0.36
37	0.44	0.40	0.38	0.37	0.40	0.36	0.34	0.33	0.44	0.40	0.38	0.37
38	0.46	0.41	0.40	0.38	0.41	0.37	0.35	0.34	0.46	0.41	0.40	0.38
39	0.47	0.42	0.41	0.40	0.42	0.38	0.36	0.35	0.47	0.42	0.41	0.40
40	0.48	0.43	0.42	0.41	0.43	0.39	0.37	0.36	0.48	0.43	0.42	0.41
41	0.49	0.45	0.43	0.42	0.44	0.40	0.38	0.37	0.49	0.45	0.43	0.42
42	0.50	0.45	0.44	0.43	0.45	0.41	0.39	0.38	0.50	0.45	0.44	0.43
43	0.51	0.46	0.45	0.43	0.46	0.41	0.40	0.39	0.51	0.46	0.45	0.43
44	0.52	0.47	0.45	0.44	0.47	0.42	0.40	0.39	0.52	0.47	0.45	0.44
45	0.53	0.48	0.46	0.45	0.47	0.43	0.41	0.40	0.52	0.48	0.46	0.45
46	0.53	0.48	0.46	0.45	0.47	0.43	0.41	0.40	0.52	0.48	0.46	0.45
47	0.53	0.47	0.46	0.44	0.47	0.42	0.41	0.39	0.52	0.47	0.46	0.44
48	0.52	0.47	0.45	0.44	0.46	0.42	0.40	0.39	0.51	0.47	0.45	0.44
49	0.51	0.46	0.44	0.43	0.45	0.41	0.39	0.38	0.50	0.46	0.44	0.43
50	0.50	0.45	0.43	0.42	0.44	0.40	0.38	0.37	0.49	0.45	0.43	0.42
51	0.49	0.44	0.42	0.41	0.43	0.39	0.38	0.36	0.48	0.44	0.42	0.41
52	0.49	0.44	0.42	0.41	0.43	0.39	0.37	0.36	0.48	0.44	0.42	0.41
53	0.49	0.44	0.42	0.41	0.44	0.39	0.38	0.37	0.49	0.44	0.42	0.41
54	0.50	0.45	0.44	0.42	0.45	0.40	0.39	0.38	0.50	0.45	0.44	0.42
55	0.53	0.48	0.46	0.45	0.47	0.43	0.41	0.40	0.52	0.48	0.46	0.45
56	0.57	0.52	0.50	0.48	0.51	0.46	0.44	0.43	0.56	0.51	0.49	0.48
57	0.63	0.57	0.54	0.53	0.56	0.50	0.48	0.47	0.62	0.56	0.53	0.52
58	0.70	0.63	0.60	0.58	0.62	0.56	0.54	0.52	0.69	0.62	0.59	0.57
59	0.78	0.70	0.67	0.65	0.69	0.62	0.59	0.58	0.77	0.69	0.66	0.64

FOR POLICIES APPLIED FOR BEFORE OCTOBER 30, 2008 and ISSUED BEFORE JANUARY 1, 2009
Monthly Per Unit Charges (Rate Per Thousand)
	Transamerica® Xcelerator Exec
Issue Age	Duration 2-8 (Current) / Duration 2+ (Guaranteed)
	Non-Tobacco
	Male				Female				Unisex
	Band 1	Band 2	Band 3	Band 4	Band 1	Band 2	Band 3	Band 4	Band 1	Band 2	Band 3	Band 4

60	0.86	0.77	0.74	0.71	0.76	0.68	0.66	0.64	0.85	0.76	0.73	0.70
61	0.94	0.84	0.81	0.78	0.83	0.75	0.72	0.70	0.93	0.83	0.80	0.77
62	1.02	0.91	0.87	0.85	0.90	0.81	0.78	0.75	1.01	0.90	0.86	0.84
63	1.09	0.97	0.94	0.91	0.97	0.87	0.83	0.81	1.08	0.96	0.93	0.90
64	1.15	1.03	0.99	0.96	1.02	0.92	0.88	0.85	1.14	1.02	0.98	0.95
65	1.20	1.07	1.03	1.00	1.07	0.95	0.92	0.89	1.19	1.06	1.02	0.99
66	1.23	1.10	1.06	1.03	1.10	0.98	0.94	0.91	1.22	1.09	1.05	1.02
67	1.26	1.12	1.08	1.05	1.12	1.00	0.96	0.93	1.25	1.11	1.07	1.04
68	1.27	1.14	1.09	1.06	1.13	1.01	0.97	0.94	1.26	1.13	1.08	1.05
69	1.28	1.15	1.10	1.07	1.14	1.02	0.98	0.95	1.27	1.14	1.09	1.06
70	1.29	1.15	1.10	1.07	1.14	1.02	0.98	0.95	1.28	1.14	1.09	1.06
71	1.29	1.15	1.11	1.08	1.14	1.02	0.98	0.95	1.28	1.14	1.10	1.07
72	1.30	1.16	1.11	1.08	1.15	1.03	0.99	0.96	1.29	1.15	1.10	1.07
73	1.31	1.17	1.12	1.09	1.16	1.04	1.00	0.97	1.30	1.16	1.11	1.08
74	1.33	1.19	1.14	1.10	1.17	1.05	1.01	0.98	1.31	1.18	1.13	1.09
75	1.35	1.21	1.16	1.13	1.20	1.07	1.03	1.00	1.34	1.20	1.15	1.12
76	1.41	1.26	1.21	1.17	1.24	1.11	1.07	1.04	1.39	1.25	1.20	1.16
77	1.45	1.30	1.25	1.21	1.28	1.15	1.10	1.07	1.43	1.29	1.24	1.20
78	1.50	1.34	1.29	1.25	1.32	1.19	1.14	1.10	1.48	1.33	1.28	1.24
79	1.55	1.38	1.33	1.29	1.37	1.22	1.18	1.14	1.53	1.36	1.32	1.28
80	1.60	1.43	1.37	1.33	1.41	1.26	1.21	1.18	1.58	1.41	1.35	1.32

Prospectus Back Cover

Personalized Illustrations of Policy Benefits

In order to help you understand how your Policy values could vary over time under different sets of assumptions, we will provide you, without charge and upon request, with certain personalized hypothetical illustrations showing the death benefit, net surrender value and cash value. These hypothetical illustrations will be based on the age and insurance risk characteristics of the insured persons under your Policy and such factors as the specified amount band, death benefit option, premium payment amounts, and hypothetical rates of return (within limits) that you request. The illustrations are not a representation or guarantee of investment returns or cash value.

Inquiries

To learn more about the Policy, you should read the SAI dated the same date as this prospectus.  The SAI has been filed with the SEC and is incorporated herein by reference.

For a free copy of the SAI, for other information about the Policy, and to obtain personalized illustrations, please contact your registered representative, or send your request to our mailing address at:

Transamerica Premier Life Insurance Company
4333 Edgewood Rd. NE
Cedar Rapids, IA 52499-0001
1-800-851-9777
Facsimile: 1-727-299-1620
(Monday ‑ Friday from 8:30 a.m. ‑ 7:00 p.m. Eastern T ime)
www.premier.transamerica.com

More information about the Registrant (including the SAI) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.  For information on the operation of the Public Reference Room, please contact the SEC at 202-551-8090.  You may also obtain copies of reports and other information about the Registrant on the SEC's website at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC at 100 F Street, NE, Washington, D.C. 20549-0002. The Registrant's file numbers are listed below.

TCI serves as the principal underwriter for the Policies.  More information about TCI is available at http://www.finra.org/ or by calling 1-800-289-9999. You also can obtain an investor brochure from The Financial Regulatory Authority ("FINRA") describing its Public Disclosure Program.

SEC File No. 333-199054/811-4420

05/201 7

PART B

INFORMATION REQUIRED IN A
STATEMENT OF ADDITIONAL INFORMATION

May 1, 201 7

STATEMENT OF ADDITIONAL INFORMATION

XCELERATOR EXECSM

issued through
WRL Series Life Account
by
Transamerica Premier Life Insurance Company
(Former Depositor, Western Reserve Life Assurance Co. of Ohio)

Administrative Office:
570 Carillon Parkway
St. Petersburg, Florida 33716-1294
Please direct transactions, claim forms, payments and other correspondence and notices as follows:
Transaction Type	Direct or Send to
Telephonic Transaction	1-727- 299-1800 or 1-800-851-9777 (toll free)
Facsimile Transaction	1-727-299-1648 (subaccount transfers only) 1-727-299-1620 (all other facsimile transactions)
Electronic Transaction	www.premier.transamerica.com
All payments made by check, and all claims, correspondence and notices	Mailing Address: 4333 Edgewood Road N.E. Cedar Rapids, IA 52499-0001

This Statement of Additional Information ("SAI") expands upon subjects discussed in the current prospectus for the Xcelerator ExecSM flexible premium variable life insurance policy offered by Transamerica Premier Life Insurance Company ("TPLIC" or "Transamerica Premier"). You may obtain a copy of the prospectus dated May 1, 201 7 , by calling our administrative office at 1-800-851-9777 (Monday – Friday from 8:30 a.m. – 7:00 p.m. Eastern Time), or by writing us at our mailing address at Transamerica Premier, 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001.  The prospectus sets forth information that a prospective investor should know before investing in a Policy.  Terms used in this SAI have the same meanings as in the prospectus for the Policy.

This SAI is not a prospectus and should be read only in conjunction with the prospectuses for the Policy and the Transamerica Series Trust – Initial Class, the Fidelity Variable Insurance Products – Service Class 2 Shares, the ProFunds, the Access One Trust, the AllianceBernstein Variable Products Series Fund, and the Franklin Templeton Variable Insurance Products Trust.

AGO9701-05/201 7

Table of Contents

The Policy – General Provisions	1
Ownership Rights	1
Our Right to Contest the Policy	2
Suicide Exclusion	2
Misstatement of Age or Gender	2
Modifying the Policy	2
Addition, Deletion, or Substitution of Portfolios	3
Death Benefit	3
Additional Information	3
Additional Information about Transamerica Premier and the Separate Account	3
Variations in Policy Provisions	4
Personalized Illustrations of Policy Benefits	4
Distribution of the Policies	4
Reports to Owners	5
Records	5
Independent Registered Public Accounting Firm	5
Underwriters	5
Underwriting Standards	5
Transamerica Premier's Published Ratings	6
Financial Statements	6
WRL Series Life Account	S-1
Transamerica Premier Audited Financials	G-1
i

In order to supplement the description in the prospectus, the following provides additional information about Transamerica Premier and the Policy, which may be of interest to a prospective purchaser.

The Policy – General Provisions

Ownership Rights

The Policy belongs to the owner named in the application. The owner may exercise all of the rights and options described in the Policy. The owner is the insured unless the application specifies a different person as the insured. If the owner dies before the insured and no contingent owner is named, then ownership of the Policy will pass to the owner's estate. The owner may exercise certain rights described below.

Changing the Owner	•	Change the owner by providing written notice, in good order, at our mailing address at any time while the insured is alive and the Policy is in force.
	•	Change is effective as of the date that the written notice is accepted by us, in good order, at our mailing address.
	•	Changing the owner does not automatically change the beneficiary.
	•	Changing the owner may have tax consequences. You should consult a tax advisor before changing the owner.
	•	We are not liable for payments we made before we received the written notice at our mailing address.

Choosing the Beneficiary	•	The owner designates the beneficiary (the person to receive the death benefit when the insured dies) in the application.
	•	If the owner designates more than one beneficiary, then each beneficiary shares equally in any death benefit proceeds unless the beneficiary designation states otherwise.
	•	If the beneficiary dies before the insured, then any contingent beneficiary becomes the beneficiary.
	•	If both the beneficiary and contingent beneficiary die before the insured, then the death benefit will be paid to the owner or the owner's estate upon the insured's death.

Changing the Beneficiary	•	The owner changes the beneficiary by providing written notice to us, in good order, at our mailing address.
	•	Change is effective as of the date the owner signs the written notice.
	•	We are not liable for any payments we made before we received the written notice at our mailing address.

Assigning the Policy	•	The owner may assign Policy rights while the insured is alive.
	•	The owner retains any ownership rights that are not assigned.
	•	Assignee may not change the owner or the beneficiary, and may not elect or change an optional method of payment. Any amount payable to the assignee will be paid in a lump sum.
	•	Claims under any assignment are subject to proof of interest and the extent of the assignment.
	•	We are not:
> bound by any assignment unless we receive a written notice of the assignment at our mailing address;
> responsible for the validity of any assignment;
> liable for any payment we made before we received written notice of the assignment , in good order, at our mailing address; or
> bound by any assignment which results in adverse tax consequences to the owner, insured(s) or beneficiary (ies).
	•	Assigning the Policy may have tax consequences. You should consult a tax advisor before assigning the Policy.

Selecting the tax test	•
The owner may elect either the guideline premium test or the cash value accumulation test.  Your election may affect the amount of the death benefit payable under your Policy, the amount of premiums you may pay, and the amount of your monthly deduction.

1

Our Right to Contest the Policy
In issuing the Policy, we rely on all statements made by or for the insured in the application or in a supplemental application. Therefore, if you make any material misrepresentation of a fact in the application (or any supplemental application), then we may contest the Policy's validity or may resist a claim under the Policy for two years from the Policy date. For any portion of the specified amount that is issued as a result of a conversion, the contestability period is measured from the later of the policy date of the policy that was converted or the latest effective date of reinstatement of the converted policy.

A new two year contestability period shall apply to each increase in specified amount that requires evidence of insurability (excluding automatic increases generated by the Inflation Fighter Rider), beginning on the effective date of each increase and will apply only to statements made in the application for the increase.

In the absence of fraud, we cannot bring any legal action to contest the validity of the Policy after the Policy, or requested increase that requires evidence of insurability, has been in force during the insured's lifetime for two years from the Policy date, or if reinstated, for two years from the date of reinstatement.
Suicide Exclusion
If the insured commits suicide, while sane or insane, within two years of the Policy date (or two years from the reinstatement date, if the Policy lapses and is reinstated), the Policy will terminate and our liability is limited to an amount equal to the premiums paid, less any outstanding loan amount, and less any cash withdrawals. We will pay this amount to the owner in one sum. For any portion of the specified amount that is issued as a result of a conversion, the suicide period is measured from the later of the policy date of the policy that was converted or the latest effective date of reinstatement of the converted policy.

If the insured commits suicide, while sane or insane, within two years from the effective date of any increase in specified amount that requires evidence of insurability, our liability with respect to such increase will be limited to its cost of insurance charges and any per unit charges.
Misstatement of Age or Gender
If the age or gender of the insured was stated incorrectly in the application or any supplemental application, then the death benefit will be adjusted based on what the cost of insurance charge and per unit charge for the most recent monthly deduction would have purchased based on the insured's correct age and gender.
Modifying the Policy
Only our President or Secretary may modify the Policy or waive any of our rights or requirements under the Policy. Any modification or waiver must be in writing. No registered representative or agent may bind us by making any promise not contained in the Policy.

If we modify the Policy, we will provide you notice and we will make appropriate endorsements to the Policy.

Mixed and Shared Funding

The underlying fund portfolios may serve as investment vehicles for variable life insurance policies, variable annuity contracts and retirement plans ("mixed funding") and shares of the underlying fund portfolios also may be sold to separate accounts of other insurance companies ("shared funding").  While the Company currently does not foresee any disadvantages to owners and participants arising from either mixed or shared funding, it is possible that the interests of owners of various contracts and/or participants in various plans for which the portfolios serve as investments might at some time be in conflict.  The Company and each portfolio's Board of Directors intend to monitor events in order to identify any material conflicts and to determine what action, if any, to take.  Such action could include the sale of portfolio shares by one or more of the separate accounts, which could have adverse consequences.  Such action could also include a decision that separate funds should be established for variable life and variable annuity separate accounts.  In such an event, the Company would bear the attendant expenses, but owners and plan participants would no longer have the economies of scale resulting from a larger combined fund.  Please read the prospectuses for the underlying fund portfolios, which discuss the portfolios' risks regarding mixed and shared funding, as applicable.
2

Addition, Deletion, or Substitution of Portfolios
We do not guarantee that each portfolio will always be available for investment through the Policy.  We reserve the right, subject to compliance with applicable law, to add new portfolios, close existing portfolios, or substitute portfolio shares that are held by any subaccount for shares of a different portfolio.  New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers.  We will only add, delete or substitute shares of another portfolio of a fund (or of another open-end, registered investment company) if the shares of a portfolio are no longer available for investment, or if in our judgment further investment in any portfolio would become inappropriate in view of the purposes of the separate account.  We will not add, delete or substitute any shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.  We may also decide to purchase securities from other portfolios for the separate account.  We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which the Policy belongs.

We also reserve the right to establish additional subaccounts of the separate account, each of which would invest in a new portfolio of a fund, or in shares of another investment company, with specified investment objectives.  We may establish new subaccounts when, in our sole discretion, marketing, tax or investment conditions warrant.  We will make any new subaccounts available to existing owners on a basis we determine.  We may also eliminate one or more subaccounts for the same reasons as stated above.

In the event of any such substitution or change, we may make such changes in this and other policies as may be necessary or appropriate to reflect such substitution or change.  If we deem it to be in the best interests of persons having voting rights under the Policies, and when permitted by law, the separate account may be (1) operated as a management company under the 1940 Act, (2) deregistered under the 1940 Act in the event such registration is no longer required, (3) managed under the direction of a committee, or (4) combined with one or more other separate accounts, or subaccounts.
Death Benefit
To qualify as "life insurance" under the federal tax laws, the Policy must provide a minimum death benefit.  The minimum death benefit will be determined as of the date of death of the insured.  Under current federal tax law, either the "guideline premium" test or the "cash value accumulation" test may be used to determine whether the Policy qualifies as "life insurance" under the Internal Revenue Code.

The "guideline premium" tax test limits the dollar amount of payments you may make under a Policy.  There are no such legal limits on the amount of premium payments under the "cash value accumulation" tax test, although we may apply our own limits.  The factors used to determine the minimum death benefit applicable to a given cash value are different under the two tests.

You must elect one of the tax tests at the time of application for the Policy.  You may not change tests.  You should consult a qualified tax advisor in choosing between the "guideline premium" and the "cash value accumulation" tests and in choosing a death benefit option.

The minimum death benefit is computed by multiplying the cash value as of the date of the insured's death by a limitation percentage for the insured's age.  Under the cash value accumulation test the cash value in this calculation is reduced by any applicable net single premium for riders that are qualified additional benefits before multiplying by the limitation percentage.  The minimum death benefit factors will be adjusted to conform to any changes in federal tax laws.
Additional Information
Additional Information about Transamerica Premier and the Separate Account

Transamerica Premier Life Insurance Company ("Transamerica Premier") was originally founded in 1858 in the state of Maryland as "Maryland Mutual Life and Fire Insurance Company of Baltimore" and was the state's first insurance company; it then changed its name to Monumental Life Insurance Company in 1935.  Monumental Life Insurance Company changed its name to Transamerica Premier Life Insurance Company on July 31, 2014.  Transamerica Premier is incorporated under Iowa law and is principally engaged in offering life insurance policies and annuity contracts.  Transamerica Premier is licensed to sell insurance in all states (except New York), Puerto Rico, Guam, and in the District of Columbia. Transamerica Premier submits annual statements on its operations and finances to insurance officials in all states and jurisdictions in which it does business. The Policy described in the prospectus has been filed with, and where required, approved by, insurance officials in those jurisdictions in which it is sold.

3

Transamerica Premier established the separate account as a separate investment account under Ohio law in 1985 and the separate account was re-domesticated to Iowa in 2014.  Transamerica Premier owns the assets in the separate account and is obligated to pay all benefits under the Policies.  The separate account is used to support other life insurance policies of Transamerica Premier, as well as for other purposes permitted by law.  The separate account is registered with the SEC as a unit investment trust under the 1940 Act and qualifies as a "separate account" within the meaning of the federal securities laws.

Legal Matters

Arthur D. Woods, Esquire , of Transamerica Premier, has provided legal advice on certain matters in connection with the issuance and operation of the Policy.
Variations in Policy Provisions
Certain provisions of the Policy may vary from the descriptions in the prospectus, depending on when and where the Policy was issued, in order to comply with different state laws. These variations may include differences in charges or Policy features may be unavailable or known by a different name. Please refer to your Policy; any variations will be included in your Policy or in riders or endorsements attached to your Policy.
Personalized Illustrations of Policy Benefits
In order to help you understand how your Policy values would vary over time under different sets of assumptions, we will provide you with certain personalized illustrations upon request. These will be based on the age and insurance risk characteristics of the insured persons under your Policy and such factors as the specified amount, death benefit option, premium payment amounts, and rates of return (within limits) that you request.

The illustrations are not a representation or guarantee of investment returns or cash value. You may request illustrations that reflect the expenses of the portfolios in which you intend to invest.

Distribution of the Policies
We currently offer the Policies on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.

Transamerica Capital, Inc. ("TCI"), serves as principal underwriter for the Policies. TCI's home office is located at 1801 California Street, Suite 5200, Denver, Colorado 80202.  TCI is an affiliate of Transamerica Premier and, like Transamerica Premier, is an indirect, wholly owned subsidiary of AEGON USA.  TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of Financial Industry Regulatory Authority ("FINRA").  TCI is not a member of the Securities Investor Protection Corporation.

The Policies are offered to the public through sales representatives of broker-dealers ("selling firms") that have entered into selling agreements with us and with TCI.  Sales representatives are appointed as our insurance agents.

During fiscal years 2016, 2015, and 2014 the amounts paid to TCI in connection with all Policies sold through the separate account were $9,270,817.70, $11,011,021.02, and  $12,269,613.55, respectively. TCI passes through to selling firms commissions it receives to selling firms for their sales, and does not retain any portion of any commissions.   Our parent company provides paid-in capital to TCI and pays for TCI's operating and other expenses, including overhead, legal and accounting fees.

We and/or TCI or Transamerica Financial Advisors, Inc. ("TFA") may pay certain selling firms additional cash amounts for:  (1) "preferred product" treatment of the Policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the Policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other expenses incurred by them.   These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. Differences in compensation paid to a selling firm or its sales representatives for selling one product over another may create conflicts of interests for such firms or its sales representatives.
4

Reports to Owners
At least once each year, or more often as required by law, we will mail to policyowners at their last known address a report showing the following information as of the end of the report period:

>	the current cash value	>	any activity since the last report
>	the current net surrender value	>	projected values
>	the current death benefit	>	investment experience of each subaccount
>	outstanding loans	>	any other information required by law

You may request additional copies of reports, but we may charge a fee for such additional copies. In addition, we will send written confirmations of any premium payments and other financial transactions you request including: changes in specified amount, changes in death benefit option, transfers, partial withdrawals, increases in loan amount, loan interest payments, loan repayments, lapses and reinstatements. We also will send copies of the annual and semi‑annual report to shareholders for each portfolio in which you are indirectly invested.
Records
We will maintain all records relating to the separate account and the fixed account.
Independent Registered Public Accounting Firm
The financial statements of the WRL Series Life Account  as of December 31, 201 6 and for the years ended December 31, 2016 and 2015, and the statutory-basis financial statements and schedules of Transamerica Premier Life Insurance Company as of December 31, 2016 and  2015 and for the t hree years ended December 31, 201 6 included in this Statement of Additional Information, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given upon the authority of such firm as experts in accounting and auditing.

PricewaterhouseCoopers LLP,
One North Wacker Drive
Chicago, IL 60606

Experts

Actuarial matters included in this SAI have been examined by Nik Godon , Assistant Vice President and Actuary of Transamerica Premier, as stated in the opinion filed as an exhibit to the registration statement.

Underwriters

Underwriting Standards
The Policy uses mortality tables that distinguish between men and women. As a result, the Policy pays different benefits to men and women of the same age. Montana prohibits our use of actuarial tables that distinguish between males and females to determine premiums and policy benefits for policies issued on the lives of its residents. Therefore, we will base the premiums and benefits in Policies that we issue in Montana, to insure residents of that state, on actuarial tables that do not differentiate on the basis of gender.

Your cost of insurance charge is based on a number of factors, including, but not limited to,  the insured's gender, issue age on the Policy date, issue age at the time of any increase in specified amount, specified amount band, length of time from the Policy date or from the date of any increase in specified amount,  and underwriting class. We currently place insureds into the following underwriting classes:

•	preferred elite;
•	preferred plus;
•	preferred;
•	non-tobacco;
•	preferred tobacco;
•	tobacco; and
•	juvenile – under 18.

5

The preferred rate classes are not available for Policies issued with a specified amount at a level for which our underwriting requirements do not require a blood test.  We also place insureds in various sub‑standard underwriting classes, which involve a higher mortality risk and higher charges. We generally charge higher rates for insureds who use tobacco.

Transamerica Premier's Published Ratings
We may publish the ratings and other information that an independent ratings organization assigns to us, in advertisements, sales literature, or reports . . These organizations include: A.M. Best Company, Moody's Investors Service, Inc., S&P Global , and Fitch Ratings. These ratings are opinions regarding an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. These ratings do not apply to the separate account, the subaccounts, the funds or their portfolios, or to their performance. Ratings are subject to change.
Financial Statements
 Transamerica Premier's statutory-basis financial statements and schedules, which include the Reports of Independent Registered Public Accounting Firms, appear on the following pages. These statutory-basis financial statements and schedules should be distinguished from the Separate Account's financial statements, and you should consider these statutory-basis financial statements and schedules only as bearing upon Transamerica Premier's ability to meet its obligations under the Policies. You should not consider our statutory-basis financial statements and schedules as bearing upon the investment performance of the assets held in the separate account.

Transamerica Premier's statutory-basis financial statements and schedules as of December 31, 2016 and  2015, and for each of the three years in the period ended December 31, 201 6 , have been prepared on the basis of statutory accounting principles rather than U.S. generally accepted accounting principles.

The separate account's financial statements for the period ended December 31, 201 6 , which include the Report of the Independent Registered Public Accounting Firm, also appear on the following pages.

6

FINANCIAL STATEMENTS
Transamerica Premier Life Insurance Company
WRL Series Life Account
Years Ended December 31, 2016 and 2015

Transamerica Premier Life Insurance Company
WRL Series Life Account
Financial Statements
Years Ended December 31, 2016 and 2015
Contents
Report of Independent Registered Public Accounting Firm.................................................S-1
Financial Statements

Report of Independent Registered Public Accounting Firm

To the Contract Owners of
Subaccounts of WRL Series Life Account and
Board of Directors of
Transamerica Premier Life Insurance Company

In our opinion, for each of the subaccounts of WRL Series Life Account indicated in the table below, the accompanying statements of assets and liabilities, and the related statement of operations and change in net assets present fairly, in all material respects, the financial position of each of the subaccounts of WRL Series Life Account as of December 31, 2016, and the results of each of their operations and changes in each of their net assets for the years ended December 31, 2016 and 2015, in conformity with accounting principles generally accepted in the United States of America.  These financial statements are the responsibility of the management of Transamerica Premier Life Insurance Company.  Our responsibility is to express an opinion on these financial statements based on our audits.  We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinions.

AB Balanced Wealth Strategy Class B Shares	TA Aegon Government Money Market Initial Class
Access VP High Yield	TA Aegon High Yield Bond Initial Class
Fidelity® VIP Contrafund® Service Class 2	TA Aegon U.S. Government Securities Initial Class
Fidelity® VIP Equity-Income Service Class 2	TA Asset Allocation - Conservative Initial Class
Fidelity® VIP Growth Opportunities Service Class 2	TA Asset Allocation - Growth Initial Class
Fidelity® VIP Index 500 Service Class 2	TA Asset Allocation - Moderate Initial Class
Franklin Founding Funds Allocation Class 4 Shares	TA Asset Allocation - Moderate Growth Initial Class
ProFund VP Asia 30	TA Barrow Hanley Dividend Focused Initial Class
ProFund VP Basic Materials	TA BlackRock Global Allocation Initial Class
ProFund VP Bull	TA BlackRock Tactical Allocation Initial Class
ProFund VP Consumer Services	TA Clarion Global Real Estate Securities Initial Class
ProFund VP Emerging Markets	TA International Moderate Growth Initial Class
ProFund VP Europe 30	TA Janus Balanced Initial Class
ProFund VP Falling U.S. Dollar	TA Janus Mid-Cap Growth Initial Class
ProFund VP Financials	TA Jennison Growth Initial Class
ProFund VP Government Money Market	TA JPMorgan Core Bond Initial Class
ProFund VP International	TA JPMorgan Enhanced Index Initial Class
ProFund VP Japan	TA JPMorgan Mid Cap Value Initial Class
ProFund VP Mid-Cap	TA JPMorgan Tactical Allocation Initial Class
ProFund VP NASDAQ-100	TA Managed Risk - Balanced ETF Initial Class
ProFund VP Oil & Gas	TA Managed Risk - Growth ETF Initial Class
ProFund VP Pharmaceuticals	TA MFS International Equity Initial Class
ProFund VP Precious Metals	TA Morgan Stanley Capital Growth Initial Class
ProFund VP Short Emerging Markets	TA Multi-Managed Balanced Initial Class
ProFund VP Short International	TA PIMCO Tactical - Balanced Initial Class
ProFund VP Short NASDAQ-100	TA PIMCO Tactical - Conservative Initial Class
ProFund VP Short Small-Cap	TA PIMCO Tactical - Growth Initial Class
ProFund VP Small-Cap	TA PIMCO Total Return Initial Class
ProFund VP Small-Cap Value	TA QS Investors Active Asset Allocation - Conservative Initial Class

ProFund VP Telecommunications	TA QS Investors Active Asset Allocation - Moderate Initial Class
ProFund VP U.S. Government Plus	TA QS Investors Active Asset Allocation - Moderate Growth Initial Class
ProFund VP UltraNASDAQ-100	TA Small/Mid Cap Value Initial Class
ProFund VP UltraSmall-Cap	TA T. Rowe Price Small Cap Initial Class
ProFund VP Utilities	TA Torray Concentrated Growth Initial Class
TA AB Dynamic Allocation Initial Class	TA WMC US Growth Initial Class

/s/PricewaterhouseCoopers LLP
Chicago, Illinois
April 24, 2017

Transamerica Premier Life Insurance Company
WRL Series Life Account
Statements of Assets and Liabilities December 31, 2016

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Balanced Wealth Strategy Class B Shares	242,611.788	$2,790,668	$2,528,015	$(2)	$2,528,013	140,901	$13.760980	$20.017663
Access VP High Yield	120,491.565	3,481,988	3,508,714	-	3,508,714	201,970	13.836286	19.563164
Fidelity® VIP Contrafund® Service Class 2	624,682.760	18,967,691	20,270,956	(23)	20,270,933	941,893	16.783645	23.638545
Fidelity® VIP Equity-Income Service Class 2	514,341.759	10,978,253	11,037,774	-	11,037,774	529,514	17.223268	21.948847
Fidelity® VIP Growth Opportunities Service Class 2	200,409.185	5,751,165	6,152,562	5	6,152,567	385,655	15.265261	18.518837
Fidelity® VIP Index 500 Service Class 2	156,280.433	31,482,136	35,119,339	(11)	35,119,328	1,575,244	18.338873	24.326273
Franklin Founding Funds Allocation Class 4 Shares	338,312.488	2,492,054	2,439,233	-	2,439,233	125,006	14.221210	21.693149
ProFund VP Asia 30	94,717.172	4,978,322	4,476,334	(4)	4,476,330	560,320	7.845275	8.758930
ProFund VP Basic Materials	62,961.492	3,419,272	3,568,028	23	3,568,051	342,923	9.946115	11.116367
ProFund VP Bull	129,600.692	5,312,610	5,644,110	(3)	5,644,107	331,447	16.005667	17.278426
ProFund VP Consumer Services	60,457.775	3,611,584	3,722,990	(3)	3,722,987	163,438	20.757622	24.961766
ProFund VP Emerging Markets	211,403.485	4,609,530	4,420,447	9	4,420,456	717,341	5.917112	7.300881
ProFund VP Europe 30	52,343.529	1,054,019	1,090,839	-	1,090,839	123,591	8.527384	10.456968
ProFund VP Falling U.S. Dollar	13,394.974	298,242	275,535	(2)	275,533	44,786	5.576373	6.784922
ProFund VP Financials	115,503.529	3,727,844	4,108,461	55	4,108,516	338,073	11.479144	17.197293
ProFund VP Government Money Market	10,369,036.590	10,369,037	10,369,037	(17)	10,369,020	1,058,271	8.842367	10.553813
ProFund VP International	60,551.412	1,212,316	1,166,826	26	1,166,852	144,517	7.818170	9.940612
ProFund VP Japan	25,502.687	1,024,788	1,119,568	(53)	1,119,515	103,751	9.997484	15.571524
ProFund VP Mid-Cap	197,387.892	6,368,955	6,758,561	83	6,758,644	391,109	16.245481	18.879177
ProFund VP NASDAQ-100	307,617.096	9,966,130	10,123,679	8	10,123,687	397,360	19.535863	27.050952
ProFund VP Oil & Gas	224,168.571	7,832,476	8,659,632	(3)	8,659,629	960,671	7.854957	9.670773
ProFund VP Pharmaceuticals	190,570.038	7,493,637	6,749,991	2	6,749,993	345,205	19.341401	20.935620
ProFund VP Precious Metals	325,155.809	6,192,157	6,099,923	(18)	6,099,905	1,777,677	3.388964	3.668792
ProFund VP Short Emerging Markets	80,545.723	996,587	947,218	4	947,222	186,560	3.946255	8.242212
ProFund VP Short International	46,801.777	615,495	560,217	1	560,218	128,281	3.777707	6.113472
ProFund VP Short NASDAQ-100	73,693.059	1,179,318	1,126,767	-	1,126,767	596,809	1.749830	3.353553
ProFund VP Short Small-Cap	69,427.452	1,144,855	1,051,132	(4)	1,051,128	500,897	1.676106	3.682349
ProFund VP Small-Cap	212,483.786	6,731,526	7,507,052	96	7,507,148	437,377	16.083891	17.730037
ProFund VP Small-Cap Value	157,481.909	6,556,405	7,280,389	53	7,280,442	386,675	18.145980	20.500025
ProFund VP Telecommunications	61,828.350	2,430,260	2,521,360	-	2,521,360	168,362	14.749464	16.496156
ProFund VP U.S. Government Plus	271,609.484	6,771,177	6,160,103	27	6,160,130	394,826	14.722010	16.864725
ProFund VP UltraNASDAQ-100	175,711.450	11,805,092	12,124,090	(9)	12,124,081	445,062	26.358411	27.861110
ProFund VP UltraSmall-Cap	300,566.105	5,833,500	7,577,272	6	7,577,278	374,082	19.531133	23.068578
ProFund VP Utilities	137,519.003	6,028,652	6,006,830	(5)	6,006,825	397,813	13.531253	17.372657
TA AB Dynamic Allocation Initial Class	326,185.832	2,993,998	3,092,242	(15)	3,092,227	197,400	10.980860	17.683819
TA Aegon Government Money Market Initial Class	35,815,466.240	35,815,466	35,815,466	(34)	35,815,432	2,421,818	8.911048	19.860728
TA Aegon High Yield Bond Initial Class	2,408,891.897	18,597,429	18,909,801	(1)	18,909,800	922,333	14.137186	22.848630
TA Aegon U.S. Government Securities Initial Class	700,101.524	8,535,566	8,268,199	15	8,268,214	582,207	11.316662	14.998864
TA Asset Allocation - Conservative Initial Class	3,050,755.667	31,505,357	31,056,693	(55)	31,056,638	1,828,993	12.146252	17.896532
TA Asset Allocation - Growth Initial Class	23,324,690.396	239,607,038	264,735,236	(121)	264,735,115	14,967,195	13.156837	19.932104
TA Asset Allocation - Moderate Initial Class	6,329,684.725	67,871,032	71,525,437	(61)	71,525,376	4,086,087	12.694948	19.016856
TA Asset Allocation - Moderate Growth Initial Class	22,821,617.144	263,923,035	269,751,515	(156)	269,751,359	15,259,736	13.201883	19.604708
TA Barrow Hanley Dividend Focused Initial Class	3,050,099.955	$52,210,002	$68,871,257	$(30)	$68,871,227	2,280,104	$15.510515	$39.510183
See accompanying notes.

Transamerica Premier Life Insurance Company
WRL Series Life Account
Statements of Assets and Liabilities December 31, 2016

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA BlackRock Global Allocation Initial Class	701,532.390	6,310,615	5,948,995	(1)	5,948,994	497,686	11.490839	12.284702
TA BlackRock Tactical Allocation Initial Class	2,842,635.535	29,957,900	26,720,774	(12)	26,720,762	2,075,714	12.364792	13.325507
TA Clarion Global Real Estate Securities Initial Class	3,577,843.308	43,593,816	43,864,359	(9)	43,864,350	1,748,145	12.479369	34.749320
TA International Moderate Growth Initial Class	1,166,400.372	10,311,794	10,835,859	(6)	10,835,853	979,021	10.447419	12.196828
TA Janus Balanced Initial Class	719,032.762	8,606,430	9,685,371	2	9,685,373	715,770	12.753019	14.556527
TA Janus Mid-Cap Growth Initial Class	11,197,750.749	318,717,455	282,519,251	(12)	282,519,239	9,076,020	12.441220	66.467619
TA Jennison Growth Initial Class	2,059,008.887	20,796,871	18,119,278	(9)	18,119,269	940,162	17.917486	20.688365
TA JPMorgan Core Bond Initial Class	3,114,756.999	40,136,988	40,055,775	(67)	40,055,708	1,437,967	11.678805	46.487533
TA JPMorgan Enhanced Index Initial Class	439,999.502	7,775,885	8,082,791	7	8,082,798	351,180	18.491529	24.744268
TA JPMorgan Mid Cap Value Initial Class	375,117.452	6,621,296	7,277,279	1	7,277,280	236,161	19.538404	35.513043
TA JPMorgan Tactical Allocation Initial Class	3,088,832.238	42,242,045	43,892,306	(20)	43,892,286	1,962,394	10.862639	39.007643
TA Managed Risk - Balanced ETF Initial Class	129,782.937	1,508,862	1,460,058	(1)	1,460,057	110,976	12.681176	14.197486
TA Managed Risk - Growth ETF Initial Class	367,456.716	3,709,258	3,564,330	5	3,564,335	267,686	13.227347	14.295709
TA MFS International Equity Initial Class	4,288,976.623	33,522,398	33,840,026	(65)	33,839,961	2,430,919	11.044170	16.503248
TA Morgan Stanley Capital Growth Initial Class	3,152,616.986	45,608,879	42,402,698	(11)	42,402,687	1,695,157	17.493174	29.782742
TA Multi-Managed Balanced Initial Class	8,670,184.352	105,657,936	117,567,700	(46)	117,567,654	4,932,676	15.484871	24.752844
TA PIMCO Tactical - Balanced Initial Class	538,099.615	6,129,076	6,408,766	(4)	6,408,762	510,821	11.793674	13.527180
TA PIMCO Tactical - Conservative Initial Class	803,542.575	8,922,670	9,288,952	(15)	9,288,937	776,246	11.026134	12.933861
TA PIMCO Tactical - Growth Initial Class	1,045,092.219	11,595,182	12,091,717	76	12,091,793	1,008,345	10.817044	13.035952
TA PIMCO Total Return Initial Class	2,109,234.552	24,170,714	23,475,781	(12)	23,475,769	1,462,201	11.719314	17.288572
TA QS Investors Active Asset Allocation - Conservative Initial Class	403,702.645	4,326,217	4,166,211	(8)	4,166,203	365,468	10.955291	12.101053
TA QS Investors Active Asset Allocation - Moderate Initial Class	234,415.905	2,661,022	2,512,939	-	2,512,939	219,017	11.025689	11.794271
TA QS Investors Active Asset Allocation - Moderate Growth Initial Class	2,632,024.403	27,280,441	27,030,891	(12)	27,030,879	2,356,485	11.011536	12.745551
TA Small/Mid Cap Value Initial Class	6,306,556.443	126,880,541	130,924,112	(18)	130,924,094	4,252,175	17.658887	37.125782
TA T. Rowe Price Small Cap Initial Class	3,716,652.876	50,824,052	50,509,313	(12)	50,509,301	1,842,107	18.834228	31.767364
TA Torray Concentrated Growth Initial Class	383,855.042	7,187,788	6,863,328	(6)	6,863,322	284,592	16.387075	27.845968
TA WMC US Growth Initial Class	36,021,636.230	902,099,862	839,304,124	22	839,304,146	35,944,589	15.403838	24.384577
See accompanying notes.

Transamerica Premier Life Insurance Company
WRL Series Life Account
Statement of operations and Change in Net Assets
Years Ended December 31, 2015 and 2016

	AB Balanced Wealth Strategy Class B Shares	Access VP High Yield	Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Growth Opportunities Service Class 2
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2014:	$ 1,932,859	$ 3,082,825	$ 23,090,070	$ 11,271,545	$ 7,282,450

Investment Income:
Reinvested Dividends	46,488	137,838	172,954	309,789	206
Investment Expense:
Mortality and Expense Risk and Administrative Charges	18,874	31,205	190,552	92,751	62,724
Net Investment Income (Loss)	27,614	106,633	(17,598)	217,038	(62,518)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	212,296	64,193	2,052,857	1,025,304	723,373
Realized Gain (Loss) on Investments	(20,457)	(47,676)	1,488,504	4,602	853,746
Net Realized Capital Gains (Losses) on Investments	191,839	16,517	3,541,361	1,029,906	1,577,119
Net Change in Unrealized Appreciation (Depreciation)	(227,846)	(145,584)	(3,621,330)	(1,794,381)	(1,211,139)
Net Gain (Loss) on Investment	(36,007)	(129,067)	(79,969)	(764,475)	365,980

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,393)	(22,434)	(97,567)	(547,437)	303,462

Increase (Decrease) in Net Assets from Contract Transactions	630,039	(268,550)	(2,129,919)	(867,002)	(430,701)

Total Increase (Decrease) in Net Assets	621,646	(290,984)	(2,227,486)	(1,414,439)	(127,239)

Net Assets as of December 31, 2015:	$ 2,554,505	$ 2,791,841	$ 20,862,584	$ 9,857,106	$ 7,155,211

Investment Income:
Reinvested Dividends	46,459	119,250	122,077	220,008	3,227
Investment Expense:
Mortality and Expense Risk and Administrative Charges	21,459	30,619	154,023	82,557	51,439
Net Investment Income (Loss)	25,000	88,631	(31,946)	137,451	(48,212)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	171,985	-	1,630,646	657,568	139,310
Realized Gain (Loss) on Investments	(108,866)	4,940	965,842	(208,289)	963,393
Net Realized Capital Gains (Losses) on Investments	63,119	4,940	2,596,488	449,279	1,102,703
Net Change in Unrealized Appreciation (Depreciation)	3,979	179,455	(1,291,193)	995,053	(1,139,150)
Net Gain (Loss) on Investment	67,098	184,395	1,305,295	1,444,332	(36,447)

Net Increase (Decrease) in Net Assets Resulting from Operations	92,098	273,026	1,273,349	1,581,783	(84,659)

Increase (Decrease) in Net Assets from Contract Transactions	(118,590)	443,847	(1,865,000)	(401,115)	(917,985)

Total Increase (Decrease) in Net Assets	(26,492)	716,873	(591,651)	1,180,668	(1,002,644)

Net Assets as of December 31, 2016:	$ 2,528,013	$ 3,508,714	$ 20,270,933	$ 11,037,774	$ 6,152,567
See accompanying notes.
(1) See Footnote 1

Transamerica Premier Life Insurance Company
WRL Series Life Account
Statement of operations and Change in Net Assets
Years Ended December 31, 2015 and 2016

	Fidelity® VIP Index 500 Service Class 2	Franklin Founding Funds Allocation Class 4 Shares	ProFund VP Asia 30	ProFund VP Basic Materials	ProFund VP Bull
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2014:	$ 26,601,866	$ 2,597,442	$ 4,005,729	$ 3,214,324	$ 7,847,701

Investment Income:
Reinvested Dividends	541,021	65,681	10,943	16,846	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	248,550	20,391	33,993	23,990	41,030
Net Investment Income (Loss)	292,471	45,290	(23,050)	(7,144)	(41,030)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	18,481	3,771	203,067	-	68,516
Realized Gain (Loss) on Investments	2,241,158	(32,896)	35,996	64,645	170,314
Net Realized Capital Gains (Losses) on Investments	2,259,639	(29,125)	239,063	64,645	238,830
Net Change in Unrealized Appreciation (Depreciation)	(2,553,318)	(180,212)	(630,432)	(499,915)	(369,501)
Net Gain (Loss) on Investment	(293,679)	(209,337)	(391,369)	(435,270)	(130,671)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,208)	(164,047)	(414,419)	(442,414)	(171,701)

Increase (Decrease) in Net Assets from Contract Transactions	2,754,826	(259,192)	(129,125)	(357,079)	(961,702)

Total Increase (Decrease) in Net Assets	2,753,618	(423,239)	(543,544)	(799,493)	(1,133,403)

Net Assets as of December 31, 2015:	$ 29,355,484	$ 2,174,203	$ 3,462,185	$ 2,414,831	$ 6,714,298

Investment Income:
Reinvested Dividends	452,887	79,581	37,190	11,310	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	261,014	18,385	30,383	22,857	38,868
Net Investment Income (Loss)	191,873	61,196	6,807	(11,547)	(38,868)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	31,669	70,040	-	-	117,264
Realized Gain (Loss) on Investments	2,820,418	(70,356)	(83,504)	76,968	(380,343)
Net Realized Capital Gains (Losses) on Investments	2,852,087	(316)	(83,504)	76,968	(263,079)
Net Change in Unrealized Appreciation (Depreciation)	391,627	186,224	(80,816)	398,831	487,205
Net Gain (Loss) on Investment	3,243,714	185,908	(164,320)	475,799	224,126

Net Increase (Decrease) in Net Assets Resulting from Operations	3,435,587	247,104	(157,513)	464,252	185,258

Increase (Decrease) in Net Assets from Contract Transactions	2,328,257	17,926	1,171,658	688,968	(1,255,449)

Total Increase (Decrease) in Net Assets	5,763,844	265,030	1,014,145	1,153,220	(1,070,191)

Net Assets as of December 31, 2016:	$ 35,119,328	$ 2,439,233	$ 4,476,330	$ 3,568,051	$ 5,644,107
See accompanying notes.
(1) See Footnote 1

Transamerica Premier Life Insurance Company
WRL Series Life Account
Statement of operations and Change in Net Assets
Years Ended December 31, 2015 and 2016

	ProFund VP Consumer Services	ProFund VP Emerging Markets	ProFund VP Europe 30	ProFund VP Falling U.S. Dollar	ProFund VP Financials
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2014:	$ 3,676,431	$ 3,137,159	$ 840,921	$ 369,511	$ 3,733,080

Investment Income:
Reinvested Dividends	-	27,026	45,090	-	10,076
Investment Expense:
Mortality and Expense Risk and Administrative Charges	34,494	24,016	8,334	3,495	25,387
Net Investment Income (Loss)	(34,494)	3,010	36,756	(3,495)	(15,311)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	460,252	-	-	-	-
Realized Gain (Loss) on Investments	436,034	(228,642)	(78,902)	(71,588)	421,411
Net Realized Capital Gains (Losses) on Investments	896,286	(228,642)	(78,902)	(71,588)	421,411
Net Change in Unrealized Appreciation (Depreciation)	(751,315)	(330,077)	(90,050)	30,575	(559,418)
Net Gain (Loss) on Investment	144,971	(558,719)	(168,952)	(41,013)	(138,007)

Net Increase (Decrease) in Net Assets Resulting from Operations	110,477	(555,709)	(132,196)	(44,508)	(153,318)

Increase (Decrease) in Net Assets from Contract Transactions	436,763	(52,369)	408,689	180,039	(584,789)

Total Increase (Decrease) in Net Assets	547,240	(608,078)	276,493	135,531	(738,107)

Net Assets as of December 31, 2015:	$ 4,223,671	$ 2,529,081	$ 1,117,414	$ 505,042	$ 2,994,973

Investment Income:
Reinvested Dividends	-	12,494	30,770	-	9,305
Investment Expense:
Mortality and Expense Risk and Administrative Charges	32,660	43,348	8,632	2,455	22,501
Net Investment Income (Loss)	(32,660)	(30,854)	22,138	(2,455)	(13,196)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	36,992	-	-	-	-
Realized Gain (Loss) on Investments	(50,260)	109,113	(146,072)	(10,957)	65,463
Net Realized Capital Gains (Losses) on Investments	(13,268)	109,113	(146,072)	(10,957)	65,463
Net Change in Unrealized Appreciation (Depreciation)	171,088	546,006	193,333	(8,025)	312,635
Net Gain (Loss) on Investment	157,820	655,119	47,261	(18,982)	378,098

Net Increase (Decrease) in Net Assets Resulting from Operations	125,160	624,265	69,399	(21,437)	364,902

Increase (Decrease) in Net Assets from Contract Transactions	(625,844)	1,267,110	(95,974)	(208,072)	748,641

Total Increase (Decrease) in Net Assets	(500,684)	1,891,375	(26,575)	(229,509)	1,113,543

Net Assets as of December 31, 2016:	$ 3,722,987	$ 4,420,456	$ 1,090,839	$ 275,533	$ 4,108,516
See accompanying notes.
(1) See Footnote 1

Transamerica Premier Life Insurance Company
WRL Series Life Account
Statement of operations and Change in Net Assets
Years Ended December 31, 2015 and 2016

	ProFund VP Government Money Market	ProFund VP International	ProFund VP Japan	ProFund VP Mid-Cap	ProFund VP NASDAQ-100
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2014:	$ 16,150,205	$ 1,559,803	$ 1,054,285	$ 4,612,463	$ 15,744,895

Investment Income:
Reinvested Dividends	3,887	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	140,019	15,328	24,575	32,886	110,948
Net Investment Income (Loss)	(136,132)	(15,328)	(24,575)	(32,886)	(110,948)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	118,440	1,244,230
Realized Gain (Loss) on Investments	-	(139,734)	(198,089)	52,584	321,341
Net Realized Capital Gains (Losses) on Investments	-	(139,734)	(198,089)	171,024	1,565,571
Net Change in Unrealized Appreciation (Depreciation)	-	38,396	(50,474)	(334,289)	(535,847)
Net Gain (Loss) on Investment	-	(101,338)	(248,563)	(163,265)	1,029,724

Net Increase (Decrease) in Net Assets Resulting from Operations	(136,132)	(116,666)	(273,138)	(196,151)	918,776

Increase (Decrease) in Net Assets from Contract Transactions	79,571	(123,364)	1,985,400	(1,381,584)	(5,805,863)

Total Increase (Decrease) in Net Assets	(56,561)	(240,030)	1,712,262	(1,577,735)	(4,887,087)

Net Assets as of December 31, 2015:	$ 16,093,644	$ 1,319,773	$ 2,766,547	$ 3,034,728	$ 10,857,808

Investment Income:
Reinvested Dividends	3,138	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	120,130	9,562	11,498	45,910	100,375
Net Investment Income (Loss)	(116,992)	(9,562)	(11,498)	(45,910)	(100,375)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	151,232	479,163
Realized Gain (Loss) on Investments	-	(96,077)	(352,999)	126,509	(24,706)
Net Realized Capital Gains (Losses) on Investments	-	(96,077)	(352,999)	277,741	454,457
Net Change in Unrealized Appreciation (Depreciation)	-	75,973	201,508	628,778	(212,645)
Net Gain (Loss) on Investment	-	(20,104)	(151,491)	906,519	241,812

Net Increase (Decrease) in Net Assets Resulting from Operations	(116,992)	(29,666)	(162,989)	860,609	141,437

Increase (Decrease) in Net Assets from Contract Transactions	(5,607,632)	(123,255)	(1,484,043)	2,863,307	(875,558)

Total Increase (Decrease) in Net Assets	(5,724,624)	(152,921)	(1,647,032)	3,723,916	(734,121)

Net Assets as of December 31, 2016:	$ 10,369,020	$ 1,166,852	$ 1,119,515	$ 6,758,644	$ 10,123,687
See accompanying notes.
(1) See Footnote 1

Transamerica Premier Life Insurance Company
WRL Series Life Account
Statement of operations and Change in Net Assets
Years Ended December 31, 2015 and 2016

	ProFund VP Oil & Gas	ProFund VP Pharmaceuticals	ProFund VP Precious Metals	ProFund VP Short Emerging Markets	ProFund VP Short International
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2014:	$ 6,968,686	$ 8,282,932	$ 3,496,463	$ 1,039,511	$ 555,329

Investment Income:
Reinvested Dividends	44,798	48,701	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	61,190	85,270	28,541	5,943	3,955
Net Investment Income (Loss)	(16,392)	(36,569)	(28,541)	(5,943)	(3,955)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	566,591	246,210	-	-	-
Realized Gain (Loss) on Investments	(1,223,244)	986,042	(1,986,698)	76,803	(23,203)
Net Realized Capital Gains (Losses) on Investments	(656,653)	1,232,252	(1,986,698)	76,803	(23,203)
Net Change in Unrealized Appreciation (Depreciation)	(1,222,958)	(960,077)	833,523	(23,226)	(4,801)
Net Gain (Loss) on Investment	(1,879,611)	272,175	(1,153,175)	53,577	(28,004)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,896,003)	235,606	(1,181,716)	47,634	(31,959)

Increase (Decrease) in Net Assets from Contract Transactions	1,481,426	784,779	520,624	(362,540)	(83,573)

Total Increase (Decrease) in Net Assets	(414,577)	1,020,385	(661,092)	(314,906)	(115,532)

Net Assets as of December 31, 2015:	$ 6,554,109	$ 9,303,317	$ 2,835,371	$ 724,605	$ 439,797

Investment Income:
Reinvested Dividends	103,636	75,130	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	59,743	65,296	49,295	6,705	4,973
Net Investment Income (Loss)	43,893	9,834	(49,295)	(6,705)	(4,973)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	457,263	-	-	-
Realized Gain (Loss) on Investments	(1,248,523)	(152,660)	1,047,069	(169,891)	(7,204)
Net Realized Capital Gains (Losses) on Investments	(1,248,523)	304,603	1,047,069	(169,891)	(7,204)
Net Change in Unrealized Appreciation (Depreciation)	2,794,854	(704,623)	287,764	(52,803)	(53,071)
Net Gain (Loss) on Investment	1,546,331	(400,020)	1,334,833	(222,694)	(60,275)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,590,224	(390,186)	1,285,538	(229,399)	(65,248)

Increase (Decrease) in Net Assets from Contract Transactions	515,296	(2,163,138)	1,978,996	452,016	185,669

Total Increase (Decrease) in Net Assets	2,105,520	(2,553,324)	3,264,534	222,617	120,421

Net Assets as of December 31, 2016:	$ 8,659,629	$ 6,749,993	$ 6,099,905	$ 947,222	$ 560,218
See accompanying notes.
(1) See Footnote 1

Transamerica Premier Life Insurance Company
WRL Series Life Account
Statement of operations and Change in Net Assets
Years Ended December 31, 2015 and 2016

	ProFund VP Short NASDAQ-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap	ProFund VP Small-Cap Value	ProFund VP Telecommunications
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2014:	$ 487,879	$ 821,602	$ 2,819,996	$ 1,524,315	$ 573,414

Investment Income:
Reinvested Dividends	-	-	-	-	10,194
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,792	6,764	35,107	17,895	5,624
Net Investment Income (Loss)	(5,792)	(6,764)	(35,107)	(17,895)	4,570

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	163,505	383,177	-
Realized Gain (Loss) on Investments	(92,401)	(61,111)	(133,310)	(505,706)	(12,170)
Net Realized Capital Gains (Losses) on Investments	(92,401)	(61,111)	30,195	(122,529)	(12,170)
Net Change in Unrealized Appreciation (Depreciation)	(1,615)	64,119	(387,851)	(186,325)	8,989
Net Gain (Loss) on Investment	(94,016)	3,008	(357,656)	(308,854)	(3,181)

Net Increase (Decrease) in Net Assets Resulting from Operations	(99,808)	(3,756)	(392,763)	(326,749)	1,389

Increase (Decrease) in Net Assets from Contract Transactions	362,407	(197,894)	1,150,668	830,283	463,135

Total Increase (Decrease) in Net Assets	262,599	(201,650)	757,905	503,534	464,524

Net Assets as of December 31, 2015:	$ 750,478	$ 619,952	$ 3,577,901	$ 2,027,849	$ 1,037,938

Investment Income:
Reinvested Dividends	-	-	-	-	39,422
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,526	10,360	30,423	23,503	17,637
Net Investment Income (Loss)	(8,526)	(10,360)	(30,423)	(23,503)	21,785

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	(118,648)	(269,788)	(298,074)	(6,284)	157,869
Net Realized Capital Gains (Losses) on Investments	(118,648)	(269,788)	(298,074)	(6,284)	157,869
Net Change in Unrealized Appreciation (Depreciation)	(29,075)	(100,391)	1,066,730	872,358	100,926
Net Gain (Loss) on Investment	(147,723)	(370,179)	768,656	866,074	258,795

Net Increase (Decrease) in Net Assets Resulting from Operations	(156,249)	(380,539)	738,233	842,571	280,580

Increase (Decrease) in Net Assets from Contract Transactions	532,538	811,715	3,191,014	4,410,022	1,202,842

Total Increase (Decrease) in Net Assets	376,289	431,176	3,929,247	5,252,593	1,483,422

Net Assets as of December 31, 2016:	$ 1,126,767	$ 1,051,128	$ 7,507,148	$ 7,280,442	$ 2,521,360
See accompanying notes.
(1) See Footnote 1

Transamerica Premier Life Insurance Company
WRL Series Life Account
Statement of operations and Change in Net Assets
Years Ended December 31, 2015 and 2016

	ProFund VP U.S. Government Plus	ProFund VP UltraNASDAQ-100	ProFund VP UltraSmall-Cap	ProFund VP Utilities	TA AB Dynamic Allocation Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2014:	$ 7,978,988	$ 16,847,427	$ 7,663,963	$ 4,337,857	$ 3,623,943

Investment Income:
Reinvested Dividends	-	-	-	81,039	43,618
Investment Expense:
Mortality and Expense Risk and Administrative Charges	53,200	124,142	62,889	32,472	28,930
Net Investment Income (Loss)	(53,200)	(124,142)	(62,889)	48,567	14,688

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	2,098,265	225,478	18,484	-
Realized Gain (Loss) on Investments	757,420	399,843	183,367	98,182	140,466
Net Realized Capital Gains (Losses) on Investments	757,420	2,498,108	408,845	116,666	140,466
Net Change in Unrealized Appreciation (Depreciation)	(1,295,626)	(2,022,653)	(991,583)	(532,305)	(182,737)
Net Gain (Loss) on Investment	(538,206)	475,455	(582,738)	(415,639)	(42,271)

Net Increase (Decrease) in Net Assets Resulting from Operations	(591,406)	351,313	(645,627)	(367,072)	(27,583)

Increase (Decrease) in Net Assets from Contract Transactions	(3,334,712)	(1,604,499)	(1,315,043)	(712,277)	(307,822)

Total Increase (Decrease) in Net Assets	(3,926,118)	(1,253,186)	(1,960,670)	(1,079,349)	(335,405)

Net Assets as of December 31, 2015:	$ 4,052,870	$ 15,594,241	$ 5,703,293	$ 3,258,508	$ 3,288,538

Investment Income:
Reinvested Dividends	-	-	-	91,479	47,561
Investment Expense:
Mortality and Expense Risk and Administrative Charges	56,279	95,158	45,766	45,737	24,303
Net Investment Income (Loss)	(56,279)	(95,158)	(45,766)	45,742	23,258

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,108,701	-	170,789	-
Realized Gain (Loss) on Investments	280,143	(891,122)	(578,771)	264,038	114,070
Net Realized Capital Gains (Losses) on Investments	280,143	217,579	(578,771)	434,827	114,070
Net Change in Unrealized Appreciation (Depreciation)	(413,497)	533,607	2,478,955	60,460	(88,630)
Net Gain (Loss) on Investment	(133,354)	751,186	1,900,184	495,287	25,440

Net Increase (Decrease) in Net Assets Resulting from Operations	(189,633)	656,028	1,854,418	541,029	48,698

Increase (Decrease) in Net Assets from Contract Transactions	2,296,893	(4,126,188)	19,567	2,207,288	(245,009)

Total Increase (Decrease) in Net Assets	2,107,260	(3,470,160)	1,873,985	2,748,317	(196,311)

Net Assets as of December 31, 2016:	$ 6,160,130	$ 12,124,081	$ 7,577,278	$ 6,006,825	$ 3,092,227
See accompanying notes.
(1) See Footnote 1

Transamerica Premier Life Insurance Company
WRL Series Life Account
Statement of operations and Change in Net Assets
Years Ended December 31, 2015 and 2016

	TA Aegon Government Money Market Initial Class	TA Aegon High Yield Bond Initial Class	TA Aegon U.S. Government Securities Initial Class	TA Asset Allocation - Conservative Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2014:	$ 33,526,122	$ 15,700,265	$ 8,089,421	$ 35,981,682

Investment Income:
Reinvested Dividends	1,764	982,339	175,984	775,631
Investment Expense:
Mortality and Expense Risk and Administrative Charges	292,293	142,726	68,432	298,034
Net Investment Income (Loss)	(290,529)	839,613	107,552	477,597

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	41,027	1,377,446
Realized Gain (Loss) on Investments	-	(455,015)	(181,468)	532,842
Net Realized Capital Gains (Losses) on Investments	-	(455,015)	(140,441)	1,910,288
Net Change in Unrealized Appreciation (Depreciation)	-	(1,185,149)	(38,055)	(3,328,753)
Net Gain (Loss) on Investment	-	(1,640,164)	(178,496)	(1,418,465)

Net Increase (Decrease) in Net Assets Resulting from Operations	(290,529)	(800,551)	(70,944)	(940,868)

Increase (Decrease) in Net Assets from Contract Transactions	3,594,140	(875,394)	734,843	(2,857,967)

Total Increase (Decrease) in Net Assets	3,303,611	(1,675,945)	663,899	(3,798,835)

Net Assets as of December 31, 2015:	$ 36,829,733	$ 14,024,320	$ 8,753,320	$ 32,182,847

Investment Income:
Reinvested Dividends	2,010	919,964	61,127	642,454
Investment Expense:
Mortality and Expense Risk and Administrative Charges	289,964	129,220	73,739	266,067
Net Investment Income (Loss)	(287,954)	790,744	(12,612)	376,387

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	700,777
Realized Gain (Loss) on Investments	-	(605,192)	(203,843)	4,466
Net Realized Capital Gains (Losses) on Investments	-	(605,192)	(203,843)	705,243
Net Change in Unrealized Appreciation (Depreciation)	-	1,867,299	178,709	74,792
Net Gain (Loss) on Investment	-	1,262,107	(25,134)	780,035

Net Increase (Decrease) in Net Assets Resulting from Operations	(287,954)	2,052,851	(37,746)	1,156,422

Increase (Decrease) in Net Assets from Contract Transactions	(726,347)	2,832,629	(447,360)	(2,282,631)

Total Increase (Decrease) in Net Assets	(1,014,301)	4,885,480	(485,106)	(1,126,209)

Net Assets as of December 31, 2016:	$ 35,815,432	$ 18,909,800	$ 8,268,214	$ 31,056,638
See accompanying notes.
(1) See Footnote 1

Transamerica Premier Life Insurance Company
WRL Series Life Account
Statement of operations and Change in Net Assets
Years Ended December 31, 2015 and 2016

	TA Asset Allocation - Growth Initial Class	TA Asset Allocation - Moderate Initial Class	TA Asset Allocation - Moderate Growth Initial Class	TA Barrow Hanley Dividend Focused Initial Class	TA BlackRock Global Allocation Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2014:	$ 296,118,850	$ 82,581,771	$ 302,518,621	$ 77,266,260	$ 6,329,555

Investment Income:
Reinvested Dividends	4,743,756	1,600,423	6,453,015	1,300,941	182,949
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,387,559	670,357	2,440,005	594,517	50,430
Net Investment Income (Loss)	2,356,197	930,066	4,013,010	706,424	132,519

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	2,706,495	4,814,977	-	814,505
Realized Gain (Loss) on Investments	9,778,947	2,655,375	7,605,199	5,160,239	(112,247)
Net Realized Capital Gains (Losses) on Investments	9,778,947	5,361,870	12,420,176	5,160,239	702,258
Net Change in Unrealized Appreciation (Depreciation)	(19,443,853)	(8,542,991)	(24,711,864)	(8,939,186)	(949,148)
Net Gain (Loss) on Investment	(9,664,906)	(3,181,121)	(12,291,688)	(3,778,947)	(246,890)

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,308,709)	(2,251,055)	(8,278,678)	(3,072,523)	(114,371)

Increase (Decrease) in Net Assets from Contract Transactions	(19,565,274)	(6,702,393)	(21,744,644)	(7,493,831)	4,496

Total Increase (Decrease) in Net Assets	(26,873,983)	(8,953,448)	(30,023,322)	(10,566,354)	(109,875)

Net Assets as of December 31, 2015:	$ 269,244,867	$ 73,628,323	$ 272,495,299	$ 66,699,906	$ 6,219,680

Investment Income:
Reinvested Dividends	5,700,026	1,585,359	5,436,427	1,388,020	58,913
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,088,397	593,480	2,152,180	532,942	47,856
Net Investment Income (Loss)	3,611,629	991,879	3,284,247	855,078	11,057

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,806,587	14,621,438	-	55,395
Realized Gain (Loss) on Investments	5,151,902	1,022,413	2,390,143	4,286,754	(342,461)
Net Realized Capital Gains (Losses) on Investments	5,151,902	2,829,000	17,011,581	4,286,754	(287,066)
Net Change in Unrealized Appreciation (Depreciation)	4,425,857	(544,072)	(5,452,612)	3,515,787	505,490
Net Gain (Loss) on Investment	9,577,759	2,284,928	11,558,969	7,802,541	218,424

Net Increase (Decrease) in Net Assets Resulting from Operations	13,189,388	3,276,807	14,843,216	8,657,619	229,481

Increase (Decrease) in Net Assets from Contract Transactions	(17,699,140)	(5,379,754)	(17,587,156)	(6,486,298)	(500,167)

Total Increase (Decrease) in Net Assets	(4,509,752)	(2,102,947)	(2,743,940)	2,171,321	(270,686)

Net Assets as of December 31, 2016:	$ 264,735,115	$ 71,525,376	$ 269,751,359	$ 68,871,227	$ 5,948,994
See accompanying notes.
(1) See Footnote 1

Transamerica Premier Life Insurance Company
WRL Series Life Account
Statement of operations and Change in Net Assets
Years Ended December 31, 2015 and 2016

	TA BlackRock Tactical Allocation Initial Class	TA Clarion Global Real Estate Securities Initial Class	TA International Moderate Growth Initial Class	TA Janus Balanced Initial Class	TA Janus Mid-Cap Growth Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2014:	$ 29,541,610	$ 50,927,199	$ 11,634,211	$ 10,313,848	$ 368,160,169

Investment Income:
Reinvested Dividends	827,384	2,234,979	231,439	94,257	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	235,360	430,669	99,985	83,283	2,958,393
Net Investment Income (Loss)	592,024	1,804,310	131,454	10,974	(2,958,393)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,084,391	-	-	245,459	51,520,946
Realized Gain (Loss) on Investments	(193,979)	1,107,552	232,531	391,863	20,316,448
Net Realized Capital Gains (Losses) on Investments	1,890,412	1,107,552	232,531	637,322	71,837,394
Net Change in Unrealized Appreciation (Depreciation)	(2,673,030)	(3,641,775)	(653,272)	(696,356)	(88,684,902)
Net Gain (Loss) on Investment	(782,618)	(2,534,223)	(420,741)	(59,034)	(16,847,508)

Net Increase (Decrease) in Net Assets Resulting from Operations	(190,594)	(729,913)	(289,287)	(48,060)	(19,805,901)

Increase (Decrease) in Net Assets from Contract Transactions	(2,185,150)	(2,180,860)	(198,524)	(294,611)	(31,014,893)

Total Increase (Decrease) in Net Assets	(2,375,744)	(2,910,773)	(487,811)	(342,671)	(50,820,794)

Net Assets as of December 31, 2015:	$ 27,165,866	$ 48,016,426	$ 11,146,400	$ 9,971,177	$ 317,339,375

Investment Income:
Reinvested Dividends	1,053,269	814,178	228,097	117,027	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	214,700	375,031	91,028	76,286	2,255,267
Net Investment Income (Loss)	838,569	439,147	137,069	40,741	(2,255,267)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,384,327	-	-	83,115	26,285,150
Realized Gain (Loss) on Investments	(714,096)	664,082	125,059	319,624	(1,560,238)
Net Realized Capital Gains (Losses) on Investments	670,231	664,082	125,059	402,739	24,724,912
Net Change in Unrealized Appreciation (Depreciation)	(363,763)	(1,152,122)	(226,964)	(119,147)	(32,746,132)
Net Gain (Loss) on Investment	306,468	(488,040)	(101,905)	283,592	(8,021,220)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,145,037	(48,893)	35,164	324,333	(10,276,487)

Increase (Decrease) in Net Assets from Contract Transactions	(1,590,141)	(4,103,183)	(345,711)	(610,137)	(24,543,649)

Total Increase (Decrease) in Net Assets	(445,104)	(4,152,076)	(310,547)	(285,804)	(34,820,136)

Net Assets as of December 31, 2016:	$ 26,720,762	$ 43,864,350	$ 10,835,853	$ 9,685,373	$ 282,519,239
See accompanying notes.
(1) See Footnote 1

Transamerica Premier Life Insurance Company
WRL Series Life Account
Statement of operations and Change in Net Assets
Years Ended December 31, 2015 and 2016

	TA Jennison Growth Initial Class	TA JPMorgan Core Bond Initial Class	TA JPMorgan Enhanced Index Initial Class	TA JPMorgan Mid Cap Value Initial Class	TA JPMorgan Tactical Allocation Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2014:	$ 21,823,230	$ 42,109,356	$ 8,139,538	$ 8,553,912	$ 54,021,746

Investment Income:
Reinvested Dividends	-	798,107	75,395	70,204	628,999
Investment Expense:
Mortality and Expense Risk and Administrative Charges	173,608	343,319	68,129	69,452	420,554
Net Investment Income (Loss)	(173,608)	454,788	7,266	752	208,445

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,670,041	-	558,788	506,190	-
Realized Gain (Loss) on Investments	1,471,143	263,007	701,852	798,932	708,901
Net Realized Capital Gains (Losses) on Investments	3,141,184	263,007	1,260,640	1,305,122	708,901
Net Change in Unrealized Appreciation (Depreciation)	(1,117,393)	(792,132)	(1,360,138)	(1,571,532)	(1,312,578)
Net Gain (Loss) on Investment	2,023,791	(529,125)	(99,498)	(266,410)	(603,677)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,850,183	(74,337)	(92,232)	(265,658)	(395,232)

Increase (Decrease) in Net Assets from Contract Transactions	2,977,922	(4,691,007)	425,105	(975,824)	(4,460,584)

Total Increase (Decrease) in Net Assets	4,828,105	(4,765,344)	332,873	(1,241,482)	(4,855,816)

Net Assets as of December 31, 2015:	$ 26,651,335	$ 37,344,012	$ 8,472,411	$ 7,312,430	$ 49,165,930

Investment Income:
Reinvested Dividends	-	898,501	29,239	147,820	628,172
Investment Expense:
Mortality and Expense Risk and Administrative Charges	160,002	346,020	59,891	57,213	379,798
Net Investment Income (Loss)	(160,002)	552,481	(30,652)	90,607	248,374

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,367,307	-	159,815	1,103,310	-
Realized Gain (Loss) on Investments	(864,793)	273,911	(88,374)	602,032	670,159
Net Realized Capital Gains (Losses) on Investments	2,502,514	273,911	71,441	1,705,342	670,159
Net Change in Unrealized Appreciation (Depreciation)	(3,241,249)	(230,624)	574,820	(888,869)	793,762
Net Gain (Loss) on Investment	(738,735)	43,287	646,261	816,473	1,463,921

Net Increase (Decrease) in Net Assets Resulting from Operations	(898,737)	595,768	615,609	907,080	1,712,295

Increase (Decrease) in Net Assets from Contract Transactions	(7,633,329)	2,115,928	(1,005,222)	(942,230)	(6,985,939)

Total Increase (Decrease) in Net Assets	(8,532,066)	2,711,696	(389,613)	(35,150)	(5,273,644)

Net Assets as of December 31, 2016:	$ 18,119,269	$ 40,055,708	$ 8,082,798	$ 7,277,280	$ 43,892,286
See accompanying notes.
(1) See Footnote 1

Transamerica Premier Life Insurance Company
WRL Series Life Account
Statement of operations and Change in Net Assets
Years Ended December 31, 2015 and 2016

	TA Managed Risk - Balanced ETF Initial Class	TA Managed Risk - Growth ETF Initial Class	TA MFS International Equity Initial Class	TA Morgan Stanley Capital Growth Initial Class	TA Multi-Managed Balanced Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2014:	$ 1,396,524	$ 5,695,732	$ 39,436,664	$ 43,499,029	$ 126,843,352

Investment Income:
Reinvested Dividends	18,839	79,024	686,756	-	1,678,919
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,299	40,712	353,862	405,236	1,057,014
Net Investment Income (Loss)	7,540	38,312	332,894	(405,236)	621,905

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	52,548	405,074	-	3,880,059	5,868,411
Realized Gain (Loss) on Investments	19,405	(32,883)	1,262,180	2,399,191	2,564,328
Net Realized Capital Gains (Losses) on Investments	71,953	372,191	1,262,180	6,279,250	8,432,739
Net Change in Unrealized Appreciation (Depreciation)	(111,698)	(601,023)	(2,089,297)	(1,060,651)	(9,819,338)
Net Gain (Loss) on Investment	(39,745)	(228,832)	(827,117)	5,218,599	(1,386,599)

Net Increase (Decrease) in Net Assets Resulting from Operations	(32,205)	(190,520)	(494,223)	4,813,363	(764,694)

Increase (Decrease) in Net Assets from Contract Transactions	(50,748)	(903,855)	(979,771)	2,837,220	(8,328,234)

Total Increase (Decrease) in Net Assets	(82,953)	(1,094,375)	(1,473,994)	7,650,583	(9,092,928)

Net Assets as of December 31, 2015:	$ 1,313,571	$ 4,601,357	$ 37,962,670	$ 51,149,612	$ 117,750,424

Investment Income:
Reinvested Dividends	25,976	81,659	522,112	-	1,116,457
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,196	34,667	278,540	364,097	978,820
Net Investment Income (Loss)	14,780	46,992	243,572	(364,097)	137,637

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	11,168	-	261,274	6,711,831	3,780,286
Realized Gain (Loss) on Investments	(19,600)	(371,432)	672,999	3,651,775	2,293,144
Net Realized Capital Gains (Losses) on Investments	(8,432)	(371,432)	934,273	10,363,606	6,073,430
Net Change in Unrealized Appreciation (Depreciation)	36,490	479,453	(1,546,869)	(11,561,184)	1,626,545
Net Gain (Loss) on Investment	28,058	108,021	(612,596)	(1,197,578)	7,699,975

Net Increase (Decrease) in Net Assets Resulting from Operations	42,838	155,013	(369,024)	(1,561,675)	7,837,612

Increase (Decrease) in Net Assets from Contract Transactions	103,648	(1,192,035)	(3,753,685)	(7,185,250)	(8,020,382)

Total Increase (Decrease) in Net Assets	146,486	(1,037,022)	(4,122,709)	(8,746,925)	(182,770)

Net Assets as of December 31, 2016:	$ 1,460,057	$ 3,564,335	$ 33,839,961	$ 42,402,687	$ 117,567,654
See accompanying notes.
(1) See Footnote 1

Transamerica Premier Life Insurance Company
WRL Series Life Account
Statement of operations and Change in Net Assets
Years Ended December 31, 2015 and 2016

	TA PIMCO Tactical - Balanced Initial Class	TA PIMCO Tactical - Conservative Initial Class	TA PIMCO Tactical - Growth Initial Class	TA PIMCO Total Return Initial Class	TA QS Investors Active Asset Allocation - Conservative Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2014:	$ 7,174,801	$ 10,416,283	$ 13,961,228	$ 25,987,720	$ 4,911,753

Investment Income:
Reinvested Dividends	-	39,512	-	742,812	56,102
Investment Expense:
Mortality and Expense Risk and Administrative Charges	55,559	81,984	109,062	223,017	43,403
Net Investment Income (Loss)	(55,559)	(42,472)	(109,062)	519,795	12,699

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	228,318	218,442	308,013	704,286	134,265
Realized Gain (Loss) on Investments	179,415	142,828	174,214	(446,299)	73,589
Net Realized Capital Gains (Losses) on Investments	407,733	361,270	482,227	257,987	207,854
Net Change in Unrealized Appreciation (Depreciation)	(560,024)	(574,554)	(891,948)	(845,857)	(397,679)
Net Gain (Loss) on Investment	(152,291)	(213,284)	(409,721)	(587,870)	(189,825)

Net Increase (Decrease) in Net Assets Resulting from Operations	(207,850)	(255,756)	(518,783)	(68,075)	(177,126)

Increase (Decrease) in Net Assets from Contract Transactions	(388,602)	(577,964)	(1,100,558)	(3,014,491)	(466,054)

Total Increase (Decrease) in Net Assets	(596,452)	(833,720)	(1,619,341)	(3,082,566)	(643,180)

Net Assets as of December 31, 2015:	$ 6,578,349	$ 9,582,563	$ 12,341,887	$ 22,905,154	$ 4,268,573

Investment Income:
Reinvested Dividends	32,915	55,110	-	566,694	62,980
Investment Expense:
Mortality and Expense Risk and Administrative Charges	50,176	73,249	96,611	197,236	34,656
Net Investment Income (Loss)	(17,261)	(18,139)	(96,611)	369,458	28,324

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	18,781	-
Realized Gain (Loss) on Investments	85,988	91,977	66,024	(299,116)	(46,972)
Net Realized Capital Gains (Losses) on Investments	85,988	91,977	66,024	(280,335)	(46,972)
Net Change in Unrealized Appreciation (Depreciation)	238,252	325,265	533,549	365,769	105,974
Net Gain (Loss) on Investment	324,240	417,242	599,573	85,434	59,002

Net Increase (Decrease) in Net Assets Resulting from Operations	306,979	399,103	502,962	454,892	87,326

Increase (Decrease) in Net Assets from Contract Transactions	(476,566)	(692,729)	(753,056)	115,723	(189,696)

Total Increase (Decrease) in Net Assets	(169,587)	(293,626)	(250,094)	570,615	(102,370)

Net Assets as of December 31, 2016:	$ 6,408,762	$ 9,288,937	$ 12,091,793	$ 23,475,769	$ 4,166,203
See accompanying notes.
(1) See Footnote 1

Transamerica Premier Life Insurance Company
WRL Series Life Account
Statement of operations and Change in Net Assets
Years Ended December 31, 2015 and 2016

	TA QS Investors Active Asset Allocation - Moderate Initial Class	TA QS Investors Active Asset Allocation - Moderate Growth Initial Class	TA Small/Mid Cap Value Initial Class	TA T. Rowe Price Small Cap Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2014:	$ 3,074,223	$ 33,186,715	$ 130,580,302	$ 43,586,773

Investment Income:
Reinvested Dividends	32,904	377,883	1,246,625	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	24,614	260,842	1,053,535	424,801
Net Investment Income (Loss)	8,290	117,041	193,090	(424,801)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	113,763	1,824,351	14,226,224	4,224,104
Realized Gain (Loss) on Investments	61,758	830,363	2,804,880	3,756,097
Net Realized Capital Gains (Losses) on Investments	175,521	2,654,714	17,031,104	7,980,201
Net Change in Unrealized Appreciation (Depreciation)	(326,327)	(5,096,242)	(21,087,890)	(7,306,362)
Net Gain (Loss) on Investment	(150,806)	(2,441,528)	(4,056,786)	673,839

Net Increase (Decrease) in Net Assets Resulting from Operations	(142,516)	(2,324,487)	(3,863,696)	249,038

Increase (Decrease) in Net Assets from Contract Transactions	(272,017)	(1,362,924)	(12,505,799)	102,818

Total Increase (Decrease) in Net Assets	(414,533)	(3,687,411)	(16,369,495)	351,856

Net Assets as of December 31, 2015:	$ 2,659,690	$ 29,499,304	$ 114,210,807	$ 43,938,629

Investment Income:
Reinvested Dividends	37,211	369,444	932,079	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	20,515	223,150	943,807	344,918
Net Investment Income (Loss)	16,696	146,294	(11,728)	(344,918)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	12,016,391	5,163,495
Realized Gain (Loss) on Investments	(17,406)	148,359	(771,969)	1,058,566
Net Realized Capital Gains (Losses) on Investments	(17,406)	148,359	11,244,422	6,222,061
Net Change in Unrealized Appreciation (Depreciation)	40,704	122,531	10,967,757	(1,735,246)
Net Gain (Loss) on Investment	23,298	270,890	22,212,179	4,486,815

Net Increase (Decrease) in Net Assets Resulting from Operations	39,994	417,184	22,200,451	4,141,897

Increase (Decrease) in Net Assets from Contract Transactions	(186,745)	(2,885,609)	(5,487,164)	2,428,775

Total Increase (Decrease) in Net Assets	(146,751)	(2,468,425)	16,713,287	6,570,672

Net Assets as of December 31, 2016:	$ 2,512,939	$ 27,030,879	$ 130,924,094	$ 50,509,301
See accompanying notes.
(1) See Footnote 1

Transamerica Premier Life Insurance Company
WRL Series Life Account
Statement of operations and Change in Net Assets
Years Ended December 31, 2015 and 2016

	TA Torray Concentrated Growth Initial Class	TA WMC US Growth Initial Class
	Subaccount	Subaccount

Net Assets as of December 31, 2014:	$ 7,377,884	$ 898,965,057

Investment Income:
Reinvested Dividends	38,725	6,653,881
Investment Expense:
Mortality and Expense Risk and Administrative Charges	60,972	7,682,710
Net Investment Income (Loss)	(22,247)	(1,028,829)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,343,938	291,922,358
Realized Gain (Loss) on Investments	80,632	40,909,709
Net Realized Capital Gains (Losses) on Investments	1,424,570	332,832,067
Net Change in Unrealized Appreciation (Depreciation)	(1,590,842)	(278,803,839)
Net Gain (Loss) on Investment	(166,272)	54,028,228

Net Increase (Decrease) in Net Assets Resulting from Operations	(188,519)	52,999,399

Increase (Decrease) in Net Assets from Contract Transactions	158,303	(67,467,986)

Total Increase (Decrease) in Net Assets	(30,216)	(14,468,587)

Net Assets as of December 31, 2015:	$ 7,347,668	$ 884,496,470

Investment Income:
Reinvested Dividends	32,014	3,442,375
Investment Expense:
Mortality and Expense Risk and Administrative Charges	56,504	6,970,997
Net Investment Income (Loss)	(24,490)	(3,528,622)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	35,568,850
Realized Gain (Loss) on Investments	(635,124)	(2,984,314)
Net Realized Capital Gains (Losses) on Investments	(635,124)	32,584,536
Net Change in Unrealized Appreciation (Depreciation)	1,046,283	(12,971,161)
Net Gain (Loss) on Investment	411,159	19,613,375

Net Increase (Decrease) in Net Assets Resulting from Operations	386,669	16,084,753

Increase (Decrease) in Net Assets from Contract Transactions	(871,015)	(61,277,077)

Total Increase (Decrease) in Net Assets	(484,346)	(45,192,324)

Net Assets as of December 31, 2016:	$ 6,863,322	$ 839,304,146
See accompanying notes.
(1) See Footnote 1

Transamerica Premier Life Insurance Company
WRL Series Life Account
Notes to Financial Statements
December 31, 2016

1. Organization

WRL Series Life Account (the Separate Account) is a segregated investment account of Transamerica Premier Life Insurance Company (TPLIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940.  TPLIC and the Separate Account are regulated by the Securities and Exchange Commission.  The assets and liabilities of the Separate Account are clearly identified and distinguished from TPLIC other assets and liabilities.  The Separate Account consists of multiple investment subaccounts.  Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund.  Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.  Activity in these specified investment subaccounts is available to contract owners of WRL Financial Freedom Builder, WRL Freedom Elite, WRL Freedom Equity Protector, WRL Freedom Wealth Protector, WRL Freedom Elite Builder, WRL Freedom Elite Builder II, WRL Freedom Elite Advisor, WRL Freedom Excelerator, WRL SP Plus, and WRL For Life.

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
AB Variable Products Series Fund	AB Variable Products Series Fund
AB Balanced Wealth Strategy Class B Shares	AB Balanced Wealth Strategy Portfolio Class B Shares
Access One Trust	Access One Trust
Access VP High Yield	Access VP High Yield
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2
Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Fidelity® VIP Index 500 Service Class 2	Fidelity® VIP Index 500 Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Founding Funds Allocation Class 4 Shares	Franklin Founding Funds Allocation Fund Class 4 Shares
Profunds	Profunds
ProFund VP Asia 30	ProFund VP Asia 30
ProFund VP Basic Materials	ProFund VP Basic Materials
ProFund VP Bull	ProFund VP Bull
ProFund VP Consumer Services	ProFund VP Consumer Services
ProFund VP Emerging Markets	ProFund VP Emerging Markets
ProFund VP Europe 30	ProFund VP Europe 30
ProFund VP Falling U.S. Dollar	ProFund VP Falling U.S. Dollar
ProFund VP Financials	ProFund VP Financials
ProFund VP Government Money Market	ProFund VP Government Money Market
ProFund VP International	ProFund VP International
ProFund VP Japan	ProFund VP Japan
ProFund VP Mid-Cap	ProFund VP Mid-Cap
ProFund VP NASDAQ-100	ProFund VP NASDAQ-100
ProFund VP Oil & Gas	ProFund VP Oil & Gas
ProFund VP Pharmaceuticals	ProFund VP Pharmaceuticals
ProFund VP Precious Metals	ProFund VP Precious Metals
ProFund VP Short Emerging Markets	ProFund VP Short Emerging Markets
ProFund VP Short International	ProFund VP Short International
ProFund VP Short NASDAQ-100	ProFund VP Short NASDAQ-100
ProFund VP Short Small-Cap	ProFund VP Short Small-Cap
ProFund VP Small-Cap	ProFund VP Small-Cap

Transamerica Premier Life Insurance Company
WRL Series Life Account
Notes to Financial Statements
December 31, 2016

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
Profunds	Profunds
ProFund VP Small-Cap Value	ProFund VP Small-Cap Value
ProFund VP Telecommunications	ProFund VP Telecommunications
ProFund VP U.S. Government Plus	ProFund VP U.S. Government Plus
ProFund VP UltraNASDAQ-100	ProFund VP UltraNASDAQ-100
ProFund VP UltraSmall-Cap	ProFund VP UltraSmall-Cap
ProFund VP Utilities	ProFund VP Utilities
Transamerica Series Trust	Transamerica Series Trust
TA AB Dynamic Allocation Initial Class	Transamerica AB Dynamic Allocation VP Initial Class
TA Aegon Government Money Market Initial Class	Transamerica Aegon Government Money Market VP Initial Class
TA Aegon High Yield Bond Initial Class	Transamerica Aegon High Yield Bond VP Initial Class
TA Aegon U.S. Government Securities Initial Class	Transamerica Aegon U.S. Government Securities VP Initial Class
TA Asset Allocation - Conservative Initial Class	Transamerica Asset Allocation - Conservative VP Initial Class
TA Asset Allocation - Growth Initial Class	Transamerica Asset Allocation - Growth VP Initial Class
TA Asset Allocation - Moderate Initial Class	Transamerica Asset Allocation - Moderate VP Initial Class
TA Asset Allocation - Moderate Growth Initial Class	Transamerica Asset Allocation - Moderate Growth VP Initial Class
TA Barrow Hanley Dividend Focused Initial Class	Transamerica Barrow Hanley Dividend Focused VP Initial Class
TA BlackRock Global Allocation Initial Class	Transamerica BlackRock Global Allocation VP Initial Class
TA BlackRock Tactical Allocation Initial Class	Transamerica BlackRock Tactical Allocation VP Initial Class
TA Clarion Global Real Estate Securities Initial Class	Transamerica Clarion Global Real Estate Securities VP Initial Class
TA International Moderate Growth Initial Class	Transamerica International Moderate Growth VP Initial Class
TA Janus Balanced Initial Class	Transamerica Janus Balanced VP Initial Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class
TA Jennison Growth Initial Class	Transamerica Jennison Growth VP Initial Class
TA JPMorgan Core Bond Initial Class	Transamerica JPMorgan Core Bond VP Initial Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA JPMorgan Mid Cap Value Initial Class	Transamerica JPMorgan Mid Cap Value VP Initial Class
TA JPMorgan Tactical Allocation Initial Class	Transamerica JPMorgan Tactical Allocation VP Initial Class
TA Managed Risk - Balanced ETF Initial Class	Transamerica Managed Risk - Balanced ETF VP Initial Class
TA Managed Risk - Growth ETF Initial Class	Transamerica Managed Risk - Growth ETF VP Initial Class
TA MFS International Equity Initial Class	Transamerica MFS International Equity VP Initial Class
TA Morgan Stanley Capital Growth Initial Class	Transamerica Morgan Stanley Capital Growth VP Initial Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA PIMCO Tactical - Balanced Initial Class	Transamerica PIMCO Tactical - Balanced VP Initial Class
TA PIMCO Tactical - Conservative Initial Class	Transamerica PIMCO Tactical - Conservative VP Initial Class
TA PIMCO Tactical - Growth Initial Class	Transamerica PIMCO Tactical - Growth VP Initial Class
TA PIMCO Total Return Initial Class	Transamerica PIMCO Total Return VP Initial Class
TA QS Investors Active Asset Allocation - Conservative Initial Class	Transamerica QS Investors Active Asset Allocation - Conservative VP Initial Class
TA QS Investors Active Asset Allocation - Moderate Initial Class	Transamerica QS Investors Active Asset Allocation - Moderate VP Initial Class
TA QS Investors Active Asset Allocation - Moderate Growth Initial Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP Initial Class
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA Torray Concentrated Growth Initial Class	Transamerica Torray Concentrated Growth VP Initial Class

Transamerica Premier Life Insurance Company
WRL Series Life Account
Notes to Financial Statements
December 31, 2016

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class

Each period reported on reflects a full twelve month period except as follows:
Subaccount	Inception Date
ProFund VP UltraNASDAQ-100	April 30, 2012

The following subaccount name changes were made effective during the fiscal year ended December 31, 2016:
Subaccount	Formerly
ProFund VP Government Money Market	ProFund VP Money Market
TA Aegon U.S. Government Securities Initial Class	TA Aegon Money Market Initial Class
TA Janus Mid-Cap Growth Initial Class	TA Morgan Stanley Mid-Cap Growth Initial Class
TA Small/Mid Cap Value Initial Class	TA Systematic Small/Mid Cap Value Initial Class

Transamerica Premier Life Insurance Company
WRL Series Life Account
Notes to Financial Statements
December 31, 2016

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable life separate accounts registered as unit investment trusts.  The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities.  Actual results could differ from those estimates.

Investments
Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2016.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income
Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy
The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique.    The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:
Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.
Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets
b) Quoted prices for identical or similar assets or liabilities in non-active markets
c) Inputs other than quoted market prices that are observable
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management's own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered
Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2016.

Transamerica Premier Life Insurance Company
WRL Series Life Account
Notes to Financial Statements
December 31, 2016

3. Investments
The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2016 were as follows:
Subaccount	Purchases	Sales
AB Balanced Wealth Strategy Class B Shares	$804,120	$725,725
Access VP High Yield	3,627,529	3,095,052
Fidelity® VIP Contrafund® Service Class 2	5,891,857	6,158,152
Fidelity® VIP Equity-Income Service Class 2	3,159,758	2,765,853
Fidelity® VIP Growth Opportunities Service Class 2	2,028,385	2,855,273
Fidelity® VIP Index 500 Service Class 2	13,545,739	10,993,939
Franklin Founding Funds Allocation Class 4 Shares	798,608	649,446
ProFund VP Asia 30	2,168,679	990,213
ProFund VP Basic Materials	2,083,057	1,405,639
ProFund VP Bull	5,364,434	6,541,487
ProFund VP Consumer Services	1,702,852	2,324,362
ProFund VP Emerging Markets	11,498,600	10,262,348
ProFund VP Europe 30	887,338	961,174
ProFund VP Falling U.S. Dollar	116,942	327,470
ProFund VP Financials	1,957,910	1,222,472
ProFund VP Government Money Market	43,996,129	49,720,753
ProFund VP International	500,318	633,135
ProFund VP Japan	1,008,618	2,504,104
ProFund VP Mid-Cap	10,174,572	7,205,957
ProFund VP NASDAQ-100	30,369,111	30,865,881
ProFund VP Oil & Gas	4,657,663	4,098,472
ProFund VP Pharmaceuticals	2,518,643	4,214,684
ProFund VP Precious Metals	6,442,126	4,512,410
ProFund VP Short Emerging Markets	1,736,341	1,291,028
ProFund VP Short International	597,208	416,512
ProFund VP Short NASDAQ-100	7,009,626	6,485,611
ProFund VP Short Small-Cap	4,651,828	3,850,469
ProFund VP Small-Cap	6,818,816	3,658,241
ProFund VP Small-Cap Value	7,251,565	2,865,056
ProFund VP Telecommunications	2,751,134	1,526,508
ProFund VP U.S. Government Plus	6,476,820	4,236,119
ProFund VP UltraNASDAQ-100	18,875,763	21,988,405
ProFund VP UltraSmall-Cap	5,593,509	5,619,711
ProFund VP Utilities	5,794,054	3,370,233
TA AB Dynamic Allocation Initial Class	865,623	1,087,375

Transamerica Premier Life Insurance Company
WRL Series Life Account
Notes to Financial Statements
December 31, 2016

3. Investments (continued)

Subaccount	Purchases	Sales
TA Aegon Government Money Market Initial Class	16,381,061	17,395,368
TA Aegon High Yield Bond Initial Class	$10,671,177	$7,047,800
TA Aegon U.S. Government Securities Initial Class	3,701,397	4,161,367
TA Asset Allocation - Conservative Initial Class	5,227,627	6,433,076
TA Asset Allocation - Growth Initial Class	29,549,397	43,636,846
TA Asset Allocation - Moderate Initial Class	9,599,244	12,180,529
TA Asset Allocation - Moderate Growth Initial Class	41,311,774	40,993,218
TA Barrow Hanley Dividend Focused Initial Class	9,305,029	14,936,228
TA BlackRock Global Allocation Initial Class	1,593,233	2,026,946
TA BlackRock Tactical Allocation Initial Class	5,846,681	5,213,924
TA Clarion Global Real Estate Securities Initial Class	6,792,826	10,456,857
TA International Moderate Growth Initial Class	1,331,735	1,540,373
TA Janus Balanced Initial Class	1,474,398	1,960,680
TA Janus Mid-Cap Growth Initial Class	48,896,549	49,410,445
TA Jennison Growth Initial Class	8,869,214	13,295,237
TA JPMorgan Core Bond Initial Class	10,691,477	8,023,064
TA JPMorgan Enhanced Index Initial Class	2,717,888	3,593,944
TA JPMorgan Mid Cap Value Initial Class	2,199,156	1,947,466
TA JPMorgan Tactical Allocation Initial Class	7,931,712	14,669,266
TA Managed Risk - Balanced ETF Initial Class	416,319	286,724
TA Managed Risk - Growth ETF Initial Class	1,549,747	2,694,790
TA MFS International Equity Initial Class	8,118,996	11,367,831
TA Morgan Stanley Capital Growth Initial Class	20,272,992	21,110,505
TA Multi-Managed Balanced Initial Class	12,860,693	16,963,146
TA PIMCO Tactical - Balanced Initial Class	1,192,440	1,686,267
TA PIMCO Tactical - Conservative Initial Class	1,447,142	2,158,008
TA PIMCO Tactical - Growth Initial Class	1,536,293	2,385,959
TA PIMCO Total Return Initial Class	11,569,832	11,065,860
TA QS Investors Active Asset Allocation - Conservative Initial Class	884,582	1,045,951
TA QS Investors Active Asset Allocation - Moderate Initial Class	515,411	685,460
TA QS Investors Active Asset Allocation - Moderate Growth Initial Class	3,800,903	6,540,213
TA Small/Mid Cap Value Initial Class	31,504,114	24,986,574
TA T. Rowe Price Small Cap Initial Class	17,792,215	10,544,860
TA Torray Concentrated Growth Initial Class	1,962,742	2,858,247
TA WMC US Growth Initial Class	75,571,085	104,807,914

Transamerica Premier Life Insurance Company
WRL Series Life Account
Notes to Financial Statements
December 31, 2016

4. Change in Units
 The change in units outstanding were as follows:
	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Balanced Wealth Strategy Class B Shares	38,142	(40,270)	(2,128)	58,133	(24,100)	34,033
Access VP High Yield	220,558	(190,681)	29,877	250,622	(262,313)	(11,691)
Fidelity® VIP Contrafund® Service Class 2	237,579	(280,940)	(43,361)	196,082	(260,641)	(64,559)
Fidelity® VIP Equity-Income Service Class 2	132,406	(138,180)	(5,774)	70,603	(108,483)	(37,880)
Fidelity® VIP Growth Opportunities Service Class 2	114,950	(187,422)	(72,472)	83,049	(118,310)	(35,261)
Fidelity® VIP Index 500 Service Class 2	665,422	(522,063)	143,359	505,263	(357,383)	147,880
Franklin Founding Funds Allocation Class 4 Shares	39,778	(35,947)	3,831	25,084	(37,798)	(12,714)
ProFund VP Asia 30	246,908	(122,064)	124,844	123,767	(142,174)	(18,407)
ProFund VP Basic Materials	211,255	(142,263)	68,992	86,088	(124,581)	(38,493)
ProFund VP Bull	334,411	(431,509)	(97,098)	445,573	(511,135)	(65,562)
ProFund VP Consumer Services	78,499	(105,330)	(26,831)	147,351	(127,995)	19,356
ProFund VP Emerging Markets	1,829,624	(1,573,870)	255,754	173,165	(184,597)	(11,432)
ProFund VP Europe 30	101,428	(114,270)	(12,842)	133,560	(88,002)	45,558
ProFund VP Falling U.S. Dollar	17,787	(49,536)	(31,749)	191,484	(165,875)	25,609
ProFund VP Financials	164,943	(114,234)	50,709	150,113	(219,288)	(69,175)
ProFund VP Government Money Market	4,487,306	(5,059,710)	(572,404)	5,239,584	(5,231,620)	7,964
ProFund VP International	62,210	(80,027)	(17,817)	202,629	(225,282)	(22,653)
ProFund VP Japan	106,450	(262,067)	(155,617)	628,506	(475,245)	153,261
ProFund VP Mid-Cap	647,870	(460,896)	186,974	272,544	(362,207)	(89,663)
ProFund VP NASDAQ-100	1,280,605	(1,328,262)	(47,657)	1,659,755	(1,882,774)	(223,019)
ProFund VP Oil & Gas	579,020	(519,113)	59,907	661,282	(491,055)	170,227
ProFund VP Pharmaceuticals	99,776	(210,369)	(110,593)	341,186	(306,466)	34,720
ProFund VP Precious Metals	1,773,466	(1,275,991)	497,475	2,127,769	(1,902,334)	225,435
ProFund VP Short Emerging Markets	306,138	(242,156)	63,982	515,161	(601,490)	(86,329)
ProFund VP Short International	122,530	(89,347)	33,183	152,077	(173,115)	(21,038)
ProFund VP Short NASDAQ-100	3,063,279	(2,829,236)	234,043	1,197,835	(1,040,857)	156,978
ProFund VP Short Small-Cap	1,880,939	(1,643,522)	237,417	808,615	(893,644)	(85,029)
ProFund VP Small-Cap	445,446	(252,914)	192,532	492,750	(426,602)	66,148

Transamerica Premier Life Insurance Company
WRL Series Life Account
Notes to Financial Statements
December 31, 2016

4. Change in Units(continued)
	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease
ProFund VP Small-Cap Value	435,597	(185,571)	250,026	355,045	(311,620)	43,425
ProFund VP Telecommunications	192,338	(107,840)	84,498	60,559	(23,500)	37,059
ProFund VP U.S. Government Plus	377,067	(239,199)	137,868	226,532	(441,851)	(215,319)
ProFund VP UltraNASDAQ-100	739,513	(912,093)	(172,580)	1,104,764	(1,239,825)	(135,061)
ProFund VP UltraSmall-Cap	363,482	(384,875)	(21,393)	435,240	(502,214)	(66,974)
ProFund VP Utilities	369,505	(218,794)	150,711	216,048	(277,212)	(61,164)
TA AB Dynamic Allocation Initial Class	60,234	(66,690)	(6,456)	50,998	(60,993)	(9,995)
TA Aegon Government Money Market Initial Class	1,198,343	(1,066,291)	132,052	1,277,896	(923,556)	354,340
TA Aegon High Yield Bond Initial Class	526,241	(348,327)	177,914	441,669	(465,558)	(23,889)
TA Aegon U.S. Government Securities Initial Class	261,038	(288,862)	(27,824)	233,950	(169,827)	64,123
TA Asset Allocation - Conservative Initial Class	274,913	(374,158)	(99,245)	271,393	(400,120)	(128,727)
TA Asset Allocation - Growth Initial Class	1,781,245	(2,316,635)	(535,390)	2,422,228	(2,842,175)	(419,947)
TA Asset Allocation - Moderate Initial Class	445,936	(673,041)	(227,105)	647,247	(861,875)	(214,628)
TA Asset Allocation - Moderate Growth Initial Class	1,591,454	(2,165,803)	(574,349)	2,265,196	(2,814,808)	(549,612)
TA Barrow Hanley Dividend Focused Initial Class	428,102	(505,252)	(77,150)	430,338	(531,427)	(101,089)
TA BlackRock Global Allocation Initial Class	128,608	(172,877)	(44,269)	223,612	(224,061)	(449)
TA BlackRock Tactical Allocation Initial Class	275,243	(404,269)	(129,026)	291,420	(468,518)	(177,098)
TA Clarion Global Real Estate Securities Initial Class	360,623	(344,075)	16,548	454,907	(347,601)	107,306
TA International Moderate Growth Initial Class	103,926	(135,988)	(32,062)	124,757	(142,910)	(18,153)
TA Janus Balanced Initial Class	102,470	(146,286)	(43,816)	123,504	(142,504)	(19,000)
TA Janus Mid-Cap Growth Initial Class	1,518,677	(1,134,529)	384,148	2,881,920	(1,543,375)	1,338,545
TA Jennison Growth Initial Class	302,737	(707,188)	(404,451)	756,387	(620,017)	136,370
TA JPMorgan Core Bond Initial Class	469,134	(265,907)	203,227	310,320	(324,196)	(13,876)
TA JPMorgan Enhanced Index Initial Class	118,700	(170,313)	(51,613)	166,667	(141,146)	25,521
TA JPMorgan Mid Cap Value Initial Class	43,648	(60,451)	(16,803)	47,733	(63,787)	(16,054)
TA JPMorgan Tactical Allocation Initial Class	484,825	(605,556)	(120,731)	493,809	(494,512)	(703)
TA Managed Risk - Balanced ETF Initial Class	29,836	(21,875)	7,961	40,163	(43,956)	(3,793)
TA Managed Risk - Growth ETF Initial Class	113,606	(205,947)	(92,341)	101,258	(169,613)	(68,355)

Transamerica Premier Life Insurance Company
WRL Series Life Account
Notes to Financial Statements
December 31, 2016

4. Change in Unit (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA MFS International Equity Initial Class	652,435	(727,521)	(75,086)	828,330	(790,952)	37,378
TA Morgan Stanley Capital Growth Initial Class	652,088	(753,480)	(101,392)	507,600	(326,800)	180,800
TA Multi-Managed Balanced Initial Class	450,142	(701,572)	(251,430)	338,006	(644,744)	(306,738)
TA PIMCO Tactical - Balanced Initial Class	98,881	(134,967)	(36,086)	129,514	(157,572)	(28,058)
TA PIMCO Tactical - Conservative Initial Class	125,121	(179,789)	(54,668)	157,249	(201,171)	(43,922)
TA PIMCO Tactical - Growth Initial Class	141,855	(198,746)	(56,891)	174,474	(256,289)	(81,815)
TA PIMCO Total Return Initial Class	728,980	(685,348)	43,632	626,447	(773,874)	(147,427)
TA QS Investors Active Asset Allocation - Conservative Initial Class	72,774	(90,260)	(17,486)	270,096	(315,098)	(45,002)
TA QS Investors Active Asset Allocation - Moderate Initial Class	42,146	(59,076)	(16,930)	68,367	(92,045)	(23,678)
TA QS Investors Active Asset Allocation - Moderate Growth Initial Class	306,209	(563,501)	(257,292)	400,012	(520,131)	(120,119)
TA Small/Mid Cap Value Initial Class	973,702	(837,964)	135,738	704,271	(878,063)	(173,792)
TA T. Rowe Price Small Cap Initial Class	548,165	(394,133)	154,032	804,938	(761,649)	43,289
TA Torray Concentrated Growth Initial Class	92,779	(121,368)	(28,589)	91,203	(76,906)	14,297
TA WMC US Growth Initial Class	2,051,746	(4,228,480)	(2,176,734)	4,945,930	(7,112,263)	(2,166,333)

Transamerica Premier Life Insurance Company
WRL Series Life Account
Notes to Financial Statements
December 31, 2016

4. Change in Units Dollars (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Balanced Wealth Strategy Class B Shares	$594,271	$(712,861)	$(118,590)	$1,059,027	$(428,988)	$630,039
Access VP High Yield	3,523,382	(3,079,535)	443,847	3,848,629	(4,117,179)	(268,550)
Fidelity® VIP Contrafund® Service Class 2	4,173,548	(6,038,548)	(1,865,000)	3,600,126	(5,730,045)	(2,129,919)
Fidelity® VIP Equity-Income Service Class 2	2,302,417	(2,703,532)	(401,115)	1,212,482	(2,079,484)	(867,002)
Fidelity® VIP Growth Opportunities Service Class 2	1,899,144	(2,817,129)	(917,985)	1,368,551	(1,799,252)	(430,701)
Fidelity® VIP Index 500 Service Class 2	13,189,610	(10,861,353)	2,328,257	10,107,566	(7,352,740)	2,754,826
Franklin Founding Funds Allocation Class 4 Shares	656,455	(638,529)	17,926	449,292	(708,484)	(259,192)
ProFund VP Asia 30	2,148,010	(976,352)	1,171,658	1,104,414	(1,233,539)	(129,125)
ProFund VP Basic Materials	2,082,820	(1,393,852)	688,968	879,956	(1,237,035)	(357,079)
ProFund VP Bull	5,262,084	(6,517,533)	(1,255,449)	7,134,356	(8,096,058)	(961,702)
ProFund VP Consumer Services	1,680,098	(2,305,942)	(625,844)	3,259,729	(2,822,966)	436,763
ProFund VP Emerging Markets	11,506,412	(10,239,302)	1,267,110	1,123,722	(1,176,091)	(52,369)
ProFund VP Europe 30	860,476	(956,450)	(95,974)	1,234,463	(825,774)	408,689
ProFund VP Falling U.S. Dollar	117,968	(326,040)	(208,072)	1,320,353	(1,140,314)	180,039
ProFund VP Financials	1,958,591	(1,209,950)	748,641	1,657,474	(2,242,263)	(584,789)
ProFund VP Government Money Market	44,044,229	(49,651,861)	(5,607,632)	51,909,443	(51,829,872)	79,571
ProFund VP International	505,105	(628,360)	(123,255)	1,816,252	(1,939,616)	(123,364)
ProFund VP Japan	1,013,356	(2,497,399)	(1,484,043)	7,110,052	(5,124,652)	1,985,400
ProFund VP Mid-Cap	10,042,356	(7,179,049)	2,863,307	4,315,291	(5,696,875)	(1,381,584)
ProFund VP NASDAQ-100	29,930,180	(30,805,738)	(875,558)	38,585,317	(44,391,180)	(5,805,863)
ProFund VP Oil & Gas	4,585,063	(4,069,767)	515,296	5,643,721	(4,162,295)	1,481,426
ProFund VP Pharmaceuticals	2,009,901	(4,173,039)	(2,163,138)	7,053,832	(6,269,053)	784,779
ProFund VP Precious Metals	6,470,900	(4,491,904)	1,978,996	5,669,328	(5,148,704)	520,624
ProFund VP Short Emerging Markets	1,739,416	(1,287,400)	452,016	2,744,316	(3,106,856)	(362,540)
ProFund VP Short International	599,278	(413,609)	185,669	706,195	(789,768)	(83,573)
ProFund VP Short NASDAQ-100	7,013,048	(6,480,510)	532,538	2,683,591	(2,321,184)	362,407
ProFund VP Short Small-Cap	4,656,471	(3,844,756)	811,715	1,951,114	(2,149,008)	(197,894)

Transamerica Premier Life Insurance Company
WRL Series Life Account
Notes to Financial Statements
December 31, 2016

4. Change in Units Dollars (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
ProFund VP Small-Cap	$6,831,948	$(3,640,934)	$3,191,014	$7,850,080	$(6,699,412)	$1,150,668
ProFund VP Small-Cap Value	7,263,526	(2,853,504)	4,410,022	5,749,239	(4,918,956)	830,283
ProFund VP Telecommunications	2,720,581	(1,517,739)	1,202,842	751,506	(288,371)	463,135
ProFund VP U.S. Government Plus	6,504,588	(4,207,695)	2,296,893	3,838,850	(7,173,562)	(3,334,712)
ProFund VP UltraNASDAQ-100	17,807,016	(21,933,204)	(4,126,188)	27,577,439	(29,181,938)	(1,604,499)
ProFund VP UltraSmall-Cap	5,615,614	(5,596,047)	19,567	7,062,626	(8,377,669)	(1,315,043)
ProFund VP Utilities	5,555,301	(3,348,013)	2,207,288	2,970,290	(3,682,567)	(712,277)
TA AB Dynamic Allocation Initial Class	827,470	(1,072,479)	(245,009)	734,809	(1,042,631)	(307,822)
TA Aegon Government Money Market Initial Class	16,503,863	(17,230,210)	(726,347)	19,428,604	(15,834,464)	3,594,140
TA Aegon High Yield Bond Initial Class	9,803,142	(6,970,513)	2,832,629	8,516,237	(9,391,631)	(875,394)
TA Aegon U.S. Government Securities Initial Class	3,667,304	(4,114,664)	(447,360)	3,191,993	(2,457,150)	734,843
TA Asset Allocation - Conservative Initial Class	3,955,786	(6,238,417)	(2,282,631)	4,103,312	(6,961,279)	(2,857,967)
TA Asset Allocation - Growth Initial Class	24,307,112	(42,006,252)	(17,699,140)	34,789,910	(54,355,184)	(19,565,274)
TA Asset Allocation - Moderate Initial Class	6,356,548	(11,736,302)	(5,379,754)	9,034,674	(15,737,067)	(6,702,393)
TA Asset Allocation - Moderate Growth Initial Class	21,656,161	(39,243,317)	(17,587,156)	31,641,607	(53,386,251)	(21,744,644)
TA Barrow Hanley Dividend Focused Initial Class	8,038,926	(14,525,224)	(6,486,298)	8,680,421	(16,174,252)	(7,493,831)
TA BlackRock Global Allocation Initial Class	1,503,254	(2,003,421)	(500,167)	2,644,772	(2,640,276)	4,496
TA BlackRock Tactical Allocation Initial Class	3,486,301	(5,076,442)	(1,590,141)	3,684,959	(5,870,109)	(2,185,150)
TA Clarion Global Real Estate Securities Initial Class	6,069,147	(10,172,330)	(4,103,183)	8,661,299	(10,842,159)	(2,180,860)
TA International Moderate Growth Initial Class	1,142,726	(1,488,437)	(345,711)	1,441,926	(1,640,450)	(198,524)
TA Janus Balanced Initial Class	1,304,204	(1,914,341)	(610,137)	1,597,463	(1,892,074)	(294,611)
TA Janus Mid-Cap Growth Initial Class	23,071,029	(47,614,678)	(24,543,649)	55,146,191	(86,161,084)	(31,014,893)
TA Jennison Growth Initial Class	5,549,292	(13,182,621)	(7,633,329)	14,552,992	(11,575,070)	2,977,922
TA JPMorgan Core Bond Initial Class	9,898,095	(7,782,167)	2,115,928	5,403,537	(10,094,544)	(4,691,007)
TA JPMorgan Enhanced Index Initial Class	2,553,548	(3,558,770)	(1,005,222)	3,452,057	(3,026,952)	425,105
TA JPMorgan Mid Cap Value Initial Class	954,535	(1,896,765)	(942,230)	1,040,454	(2,016,278)	(975,824)
TA JPMorgan Tactical Allocation Initial Class	7,384,652	(14,370,591)	(6,985,939)	8,115,671	(12,576,255)	(4,460,584)

Transamerica Premier Life Insurance Company
WRL Series Life Account
Notes to Financial Statements
December 31, 2016

4. Change in Units Dollars (continued)

	Year Ended December 31, 2016			Year Ended December 31, 2015
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA Managed Risk - Balanced ETF Initial Class	$384,484	$(280,836)	$103,648	$523,103	$(573,851)	$(50,748)
TA Managed Risk - Growth ETF Initial Class	1,482,759	(2,674,794)	(1,192,035)	1,347,973	(2,251,828)	(903,855)
TA MFS International Equity Initial Class	7,393,123	(11,146,808)	(3,753,685)	11,065,884	(12,045,655)	(979,771)
TA Morgan Stanley Capital Growth Initial Class	13,662,400	(20,847,650)	(7,185,250)	11,854,516	(9,017,296)	2,837,220
TA Multi-Managed Balanced Initial Class	8,137,669	(16,158,051)	(8,020,382)	6,471,556	(14,799,790)	(8,328,234)
TA PIMCO Tactical - Balanced Initial Class	1,182,317	(1,658,883)	(476,566)	1,570,858	(1,959,460)	(388,602)
TA PIMCO Tactical - Conservative Initial Class	1,426,682	(2,119,411)	(692,729)	1,811,284	(2,389,248)	(577,964)
TA PIMCO Tactical - Growth Initial Class	1,581,300	(2,334,356)	(753,056)	1,990,154	(3,090,712)	(1,100,558)
TA PIMCO Total Return Initial Class	11,054,273	(10,938,550)	115,723	9,623,362	(12,637,853)	(3,014,491)
TA QS Investors Active Asset Allocation - Conservative Initial Class	835,665	(1,025,361)	(189,696)	3,132,582	(3,598,636)	(466,054)
TA QS Investors Active Asset Allocation - Moderate Initial Class	487,196	(673,941)	(186,745)	809,640	(1,081,657)	(272,017)
TA QS Investors Active Asset Allocation - Moderate Growth Initial Class	3,513,741	(6,399,350)	(2,885,609)	4,840,621	(6,203,545)	(1,362,924)
TA Small/Mid Cap Value Initial Class	18,776,287	(24,263,451)	(5,487,164)	13,877,504	(26,383,303)	(12,505,799)
TA T. Rowe Price Small Cap Initial Class	12,730,351	(10,301,576)	2,428,775	20,110,168	(20,007,350)	102,818
TA Torray Concentrated Growth Initial Class	1,953,915	(2,824,930)	(871,015)	2,037,149	(1,878,846)	158,303
TA WMC US Growth Initial Class	37,647,906	(98,924,983)	(61,277,077)	100,084,227	(167,552,213)	(67,467,986)

Transamerica Premier Life Insurance Company
WRL Series Life Account
Notes to Financial Statements
December 31, 2016

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner's account balance.  These charges are discussed in more detail in the individual's policy.  Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
AB Balanced Wealth Strategy Class B Shares
12/31/2016	140,901	$20.02	to	$17.86	$ 2,528,013	1.83%	0.00%	to	1.50%	4.44%	to	2.90
12/31/2015	143,029	19.17	to	17.35	2,554,505	2.11	0.00	to	1.50	1.29	to	(0.20)
12/31/2014	108,996	18.92	to	17.39	1,932,859	2.49	0.00	to	1.50	7.11	to	5.53
12/31/2013	96,496	17.67	to	16.48	1,637,100	2.44	0.00	to	1.50	16.27	to	14.55
12/31/2012	62,778	15.19	to	14.39	924,351	1.93	0.00	to	1.50	13.38	to	11.69
Access VP High Yield
12/31/2016	201,970	19.56	to	16.98	3,508,714	3.10	0.00	to	1.50	9.00	to	7.39
12/31/2015	172,093	17.95	to	15.81	2,791,841	3.70	0.00	to	1.50	0.15	to	(1.33)
12/31/2014	183,784	17.92	to	16.02	3,082,825	3.53	0.00	to	1.50	2.34	to	0.83
12/31/2013	354,737	17.51	to	15.89	5,908,320	2.62	0.00	to	1.50	10.02	to	8.39
12/31/2012	237,872	15.92	to	14.66	3,628,088	4.52	0.00	to	1.50	14.12	to	12.43
Fidelity® VIP Contrafund® Service Class 2
12/31/2016	941,893	16.78	to	23.47	20,270,933	0.62	0.30	to	0.90	7.41	to	6.77
12/31/2015	985,254	15.63	to	21.99	20,862,584	0.78	0.30	to	0.90	0.12	to	(0.48)
12/31/2014	1,049,813	15.61	to	22.09	23,090,070	0.76	0.30	to	0.90	11.32	to	10.66
12/31/2013	1,061,778	14.02	to	19.96	21,199,390	0.85	0.30	to	0.90	30.56	to	29.79
12/31/2012	1,082,284	10.74	to	15.38	16,648,396	1.12	0.30	to	0.90	15.79	to	15.10
Fidelity® VIP Equity-Income Service Class 2
12/31/2016	529,514	17.22	to	21.80	11,037,774	2.18	0.30	to	0.90	17.36	to	16.66
12/31/2015	535,288	14.68	to	18.68	9,857,106	2.90	0.30	to	0.90	(4.52)	to	(5.09)
12/31/2014	573,168	15.37	to	19.69	11,271,545	2.63	0.30	to	0.90	8.16	to	7.51
12/31/2013	627,239	14.21	to	18.31	11,485,921	2.43	0.30	to	0.90	27.44	to	26.69
12/31/2012	592,401	11.15	to	14.45	8,562,126	2.95	0.30	to	0.90	16.70	to	16.01
Fidelity® VIP Growth Opportunities Service Class 2
12/31/2016	385,655	18.52	to	15.27	6,152,567	0.05	0.30	to	0.90	(0.24)	to	(0.83)
12/31/2015	458,127	18.56	to	15.39	7,155,211	-	0.30	to	0.90	5.03	to	4.40
12/31/2014	493,388	17.67	to	14.74	7,282,450	0.01	0.30	to	0.90	11.61	to	10.95
12/31/2013	495,704	15.84	to	13.29	6,587,747	0.05	0.30	to	0.90	37.13	to	36.31
12/31/2012	494,270	11.55	to	9.75	4,818,399	0.15	0.30	to	0.90	18.96	to	18.25
Fidelity® VIP Index 500 Service Class 2
12/31/2016	1,575,244	19.62	to	18.34	35,119,328	1.40	0.00	to	1.50	11.58	to	9.94
12/31/2015	1,431,885	17.59	to	16.68	29,355,484	1.82	0.00	to	1.50	1.08	to	(0.41)
12/31/2014	1,284,005	17.40	to	16.75	26,601,866	1.65	0.00	to	1.50	13.29	to	11.61
12/31/2013	1,059,391	15.36	to	15.01	19,728,648	1.84	0.00	to	1.50	31.91	to	29.96
12/31/2012	876,617	11.64	to	11.55	12,543,718	2.08	0.00	to	1.50	15.63	to	13.91
Franklin Founding Funds Allocation Class 4 Shares
12/31/2016	125,006	21.69	to	19.35	2,439,233	3.67	0.00	to	1.50	12.92	to	11.26
12/31/2015	121,175	19.21	to	17.39	2,174,203	2.75	0.00	to	1.50	(6.24)	to	(7.63)
12/31/2014	133,889	20.49	to	18.83	2,597,442	2.76	0.00	to	1.50	2.75	to	1.23
12/31/2013	114,612	19.94	to	18.60	2,194,012	10.64	0.00	to	1.50	23.68	to	21.85
12/31/2012	67,298	16.12	to	15.27	1,050,329	2.54	0.00	to	1.50	15.17	to	13.46
ProFund VP Asia 30
12/31/2016	560,320	8.49	to	8.76	4,476,330	1.03	0.00	to	1.50	0.64	to	(0.84)
12/31/2015	435,476	8.44	to	8.83	3,462,185	0.28	0.00	to	1.50	(9.38)	to	(10.72)
12/31/2014	453,883	9.31	to	9.89	4,005,729	0.07	0.00	to	1.50	(1.57)	to	(3.02)
12/31/2013	578,009	9.46	to	10.20	5,217,606	0.06	0.00	to	1.50	14.97	to	13.27
12/31/2012	542,558	8.23	to	9.01	4,292,528	-	0.00	to	1.50	15.48	to	13.76

Transamerica Premier Life Insurance Company
WRL Series Life Account
Notes to Financial Statements
December 31, 2016

5.	Financial Highlights (continued)
	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
ProFund VP Basic Materials
12/31/2016	342,923	$11.12	to	$9.95	$ 3,568,051	0.40%	0.00%	to	1.50%	18.49%	to	16.74
12/31/2015	273,931	9.38	to	8.52	2,414,831	0.59	0.00	to	1.50	(13.92)	to	(15.19)
12/31/2014	312,424	10.90	to	10.05	3,214,324	0.58	0.00	to	1.50	1.69	to	0.18
12/31/2013	382,073	10.72	to	10.03	3,893,330	0.95	0.00	to	1.50	18.43	to	16.68
12/31/2012	495,453	9.05	to	8.59	4,299,388	0.32	0.00	to	1.50	8.49	to	6.87
ProFund VP Bull
12/31/2016	331,447	16.75	to	16.01	5,644,107	-	0.00	to	1.50	9.66	to	8.04
12/31/2015	428,545	15.27	to	14.81	6,714,298	-	0.00	to	1.50	(0.46)	to	(1.93)
12/31/2014	494,107	15.34	to	15.11	7,847,701	-	0.00	to	1.50	11.47	to	9.82
12/31/2013	379,024	13.76	to	13.75	5,456,864	-	0.00	to	1.50	29.76	to	27.84
12/31/2012	225,815	10.61	to	10.76	2,527,591	-	0.00	to	1.50	13.89	to	12.20
ProFund VP Consumer Services
12/31/2016	163,438	24.96	to	24.54	3,722,987	-	0.00	to	1.50	4.18	to	2.65
12/31/2015	190,269	23.96	to	23.91	4,223,671	-	0.00	to	1.50	4.69	to	3.14
12/31/2014	170,913	22.89	to	23.18	3,676,431	-	0.00	to	1.50	12.46	to	10.80
12/31/2013	174,922	20.35	to	20.92	3,394,209	0.23	0.00	to	1.50	39.87	to	37.80
12/31/2012	117,709	14.55	to	15.18	1,646,930	-	0.00	to	1.50	22.10	to	20.29
ProFund VP Emerging Markets
12/31/2016	717,341	6.41	to	6.33	4,420,456	0.22	0.00	to	1.50	11.01	to	9.37
12/31/2015	461,587	5.77	to	5.78	2,529,081	0.96	0.00	to	1.50	(17.36)	to	(18.59)
12/31/2014	473,019	6.98	to	7.10	3,137,159	0.18	0.00	to	1.50	(3.42)	to	(4.85)
12/31/2013	763,357	7.23	to	7.47	5,251,045	0.62	0.00	to	1.50	(6.42)	to	(7.81)
12/31/2012	1,236,122	7.73	to	8.10	9,160,476	1.06	0.00	to	1.50	6.57	to	4.99
ProFund VP Europe 30
12/31/2016	123,591	9.32	to	8.53	1,090,839	3.01	0.00	to	1.50	7.81	to	6.22
12/31/2015	136,433	8.65	to	8.03	1,117,414	4.75	0.00	to	1.50	(10.88)	to	(12.20)
12/31/2014	90,875	9.70	to	9.14	840,921	0.95	0.00	to	1.50	(8.65)	to	(10.00)
12/31/2013	70,112	10.62	to	10.16	710,051	0.36	0.00	to	1.50	21.64	to	19.84
12/31/2012	227,698	8.73	to	8.48	1,908,666	2.21	0.00	to	1.50	16.60	to	14.86
ProFund VP Falling U.S. Dollar
12/31/2016	44,786	6.45	to	5.58	275,533	-	0.00	to	1.50	(5.86)	to	(7.25)
12/31/2015	76,535	6.85	to	6.01	505,042	-	0.00	to	1.50	(10.01)	to	(11.34)
12/31/2014	50,926	7.61	to	6.78	369,511	-	0.00	to	1.50	(12.60)	to	(13.89)
12/31/2013	91,312	8.71	to	7.87	757,593	-	0.00	to	1.50	(2.01)	to	(3.46)
12/31/2012	68,179	8.89	to	8.16	581,557	-	0.00	to	1.50	(0.77)	to	(2.24)
ProFund VP Financials
12/31/2016	338,073	12.43	to	14.04	4,108,516	0.34	0.00	to	1.50	15.32	to	13.62
12/31/2015	287,364	10.78	to	12.36	2,994,973	0.34	0.00	to	1.50	(1.49)	to	(2.95)
12/31/2014	356,539	10.94	to	12.74	3,733,080	0.21	0.00	to	1.50	12.92	to	11.25
12/31/2013	384,821	9.69	to	11.45	3,559,313	0.33	0.00	to	1.50	32.08	to	30.13
12/31/2012	291,521	7.33	to	8.80	2,057,578	0.15	0.00	to	1.50	24.73	to	22.88
ProFund VP Government Money Market
12/31/2016	1,058,271	10.55	to	8.84	10,369,020	0.02	0.00	to	1.50	0.02	to	(1.45)
12/31/2015	1,630,675	10.55	to	8.97	16,093,644	0.02	0.00	to	1.50	0.02	to	(1.45)
12/31/2014	1,622,711	10.55	to	9.11	16,150,205	0.02	0.00	to	1.50	0.02	to	(1.46)
12/31/2013	1,587,303	10.55	to	9.24	15,951,315	0.02	0.00	to	1.50	0.02	to	(1.46)
12/31/2012	1,666,459	10.54	to	9.38	16,875,141	0.02	0.00	to	1.50	0.02	to	(1.47)
ProFund VP International
12/31/2016	144,517	8.46	to	8.05	1,166,852	-	0.00	to	1.50	(0.93)	to	(2.39)
12/31/2015	162,334	8.54	to	8.24	1,319,773	-	0.00	to	1.50	(3.52)	to	(4.95)
12/31/2014	184,987	8.85	to	8.67	1,559,803	-	0.00	to	1.50	(8.11)	to	(9.47)
12/31/2013	297,995	9.64	to	9.58	2,733,179	-	0.00	to	1.50	19.49	to	17.73
12/31/2012	273,373	8.06	to	8.14	2,114,787	-	0.00	to	1.50	15.93	to	14.21

Transamerica Premier Life Insurance Company
WRL Series Life Account
Notes to Financial Statements
December 31, 2016

5.	Financial Highlights (continued)
	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
ProFund VP Japan
12/31/2016	103,751	$10.99	to	$10.00	$ 1,119,515	-%	0.00%	to	1.50%	0.41%	to	(1.07)%
12/31/2015	259,368	10.94	to	10.11	2,766,547	-	0.00	to	1.50	5.81	to	4.25
12/31/2014	106,107	10.34	to	9.69	1,054,285	-	0.00	to	1.50	3.23	to	1.70
12/31/2013	264,230	10.02	to	9.53	2,520,139	-	0.00	to	1.50	48.24	to	46.05
12/31/2012	35,668	6.76	to	6.53	231,290	-	0.00	to	1.50	22.95	to	21.12
ProFund VP Mid-Cap
12/31/2016	391,109	18.88	to	17.39	6,758,644	-	0.00	to	1.50	18.19	to	16.44
12/31/2015	204,135	15.97	to	14.93	3,034,728	-	0.00	to	1.50	(4.45)	to	(5.86)
12/31/2014	293,798	16.72	to	15.86	4,612,463	-	0.00	to	1.50	7.65	to	6.06
12/31/2013	354,544	15.53	to	14.96	5,239,823	-	0.00	to	1.50	30.79	to	28.86
12/31/2012	415,231	11.87	to	11.61	4,734,725	-	0.00	to	1.50	15.54	to	13.82
ProFund VP NASDAQ-100
12/31/2016	397,360	25.82	to	22.02	10,123,687	-	0.00	to	1.50	5.26	to	3.70
12/31/2015	445,017	24.53	to	21.24	10,857,808	-	0.00	to	1.50	7.45	to	5.87
12/31/2014	668,036	22.83	to	20.06	15,744,895	-	0.00	to	1.50	17.01	to	15.28
12/31/2013	370,711	19.51	to	17.40	7,650,822	-	0.00	to	1.50	34.27	to	32.29
12/31/2012	394,212	14.53	to	13.15	6,111,813	-	0.00	to	1.50	16.23	to	14.51
ProFund VP Oil & Gas
12/31/2016	960,671	9.64	to	7.85	8,659,629	1.41	0.00	to	1.50	24.18	to	22.35
12/31/2015	900,764	7.76	to	6.42	6,554,109	0.62	0.00	to	1.50	(23.37)	to	(24.51)
12/31/2014	730,537	10.13	to	8.50	6,968,686	0.40	0.00	to	1.50	(10.87)	to	(12.19)
12/31/2013	716,936	11.36	to	9.68	7,726,500	0.42	0.00	to	1.50	24.07	to	22.24
12/31/2012	790,956	9.16	to	7.92	6,935,800	0.11	0.00	to	1.50	2.90	to	1.37
ProFund VP Pharmaceuticals
12/31/2016	345,205	20.94	to	19.67	6,749,993	0.94	0.00	to	1.50	(3.73)	to	(5.15)
12/31/2015	455,798	21.75	to	20.74	9,303,317	0.48	0.00	to	1.50	4.44	to	2.90
12/31/2014	421,078	20.82	to	20.16	8,282,932	0.70	0.00	to	1.50	19.36	to	17.60
12/31/2013	272,535	17.45	to	17.14	4,526,613	1.57	0.00	to	1.50	31.63	to	29.68
12/31/2012	203,390	13.25	to	13.22	2,587,654	1.19	0.00	to	1.50	11.85	to	10.19
ProFund VP Precious Metals
12/31/2016	1,777,677	3.67	to	3.48	6,099,905	-	0.00	to	1.50	55.81	to	53.52
12/31/2015	1,280,202	2.35	to	2.26	2,835,371	-	0.00	to	1.50	(32.85)	to	(33.85)
12/31/2014	1,054,767	3.51	to	3.42	3,496,463	-	0.00	to	1.50	(23.86)	to	(24.99)
12/31/2013	888,589	4.61	to	4.56	3,896,411	-	0.00	to	1.50	(37.94)	to	(38.86)
12/31/2012	1,046,238	7.42	to	7.46	7,452,780	-	0.00	to	1.50	(14.55)	to	(15.82)
ProFund VP Short Emerging Markets
12/31/2016	186,560	4.82	to	3.95	947,222	-	0.00	to	1.50	(16.24)	to	(17.48)
12/31/2015	122,578	5.75	to	4.78	724,605	-	0.00	to	1.50	11.52	to	9.87
12/31/2014	208,907	5.16	to	4.35	1,039,511	-	0.00	to	1.50	(2.93)	to	(4.36)
12/31/2013	83,885	5.32	to	4.55	421,715	-	0.00	to	1.50	(0.23)	to	(1.70)
12/31/2012	82,268	5.33	to	4.63	419,101	-	0.00	to	1.50	(13.04)	to	(14.34)
ProFund VP Short International
12/31/2016	128,281	4.58	to	3.78	560,218	-	0.00	to	1.50	(5.90)	to	(7.28)
12/31/2015	95,098	4.87	to	4.07	439,797	-	0.00	to	1.50	(3.78)	to	(5.20)
12/31/2014	116,136	5.06	to	4.30	555,329	-	0.00	to	1.50	2.80	to	1.28
12/31/2013	91,408	4.92	to	4.24	425,812	-	0.00	to	1.50	(21.01)	to	(22.18)
12/31/2012	91,105	6.23	to	5.45	543,662	-	0.00	to	1.50	(20.15)	to	(21.34)
ProFund VP Short NASDAQ-100
12/31/2016	596,809	1.93	to	1.75	1,126,767	-	0.00	to	1.50	(10.06)	to	(11.39)
12/31/2015	362,766	2.15	to	1.97	750,478	-	0.00	to	1.50	(13.04)	to	(14.33)
12/31/2014	205,788	2.47	to	2.30	487,879	-	0.00	to	1.50	(19.38)	to	(20.57)
12/31/2013	198,467	3.07	to	2.90	578,643	-	0.00	to	1.50	(29.40)	to	(30.45)
12/31/2012	220,406	4.34	to	4.17	918,403	-	0.00	to	1.50	(18.79)	to	(20.00)

Transamerica Premier Life Insurance Company
WRL Series Life Account
Notes to Financial Statements
December 31, 2016

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
ProFund VP Short Small-Cap
12/31/2016	500,897	$2.19	to	$1.68	$ 1,051,128	-%	0.00%	to	1.50%	(21.60)%	to	(22.75)%
12/31/2015	263,480	2.79	to	2.17	619,952	-	0.00	to	1.50	(0.82)	to	(2.29)
12/31/2014	348,509	2.81	to	2.22	821,602	-	0.00	to	1.50	(9.23)	to	(10.57)
12/31/2013	418,451	3.10	to	2.48	1,095,526	-	0.00	to	1.50	(31.25)	to	(32.27)
12/31/2012	193,702	4.51	to	3.67	742,671	-	0.00	to	1.50	(18.96)	to	(20.17)
ProFund VP Small-Cap
12/31/2016	437,377	17.38	to	17.43	7,507,148	-	0.00	to	1.50	19.68	to	17.92
12/31/2015	244,845	14.53	to	14.78	3,577,901	-	0.00	to	1.50	(6.21)	to	(7.59)
12/31/2014	178,697	15.49	to	15.99	2,819,996	-	0.00	to	1.50	2.48	to	0.96
12/31/2013	575,020	15.11	to	15.84	8,997,181	-	0.00	to	1.50	37.18	to	35.16
12/31/2012	517,762	11.02	to	11.72	5,953,688	-	0.00	to	1.50	14.75	to	13.04
ProFund VP Small-Cap Value
12/31/2016	386,675	20.50	to	19.70	7,280,442	-	0.00	to	1.50	28.77	to	26.88
12/31/2015	136,649	15.92	to	15.53	2,027,849	-	0.00	to	1.50	(8.28)	to	(9.63)
12/31/2014	93,224	17.36	to	17.18	1,524,315	-	0.00	to	1.50	5.81	to	4.25
12/31/2013	328,402	16.40	to	16.48	5,135,188	0.34	0.00	to	1.50	37.67	to	35.64
12/31/2012	401,611	11.91	to	12.15	4,597,660	-	0.00	to	1.50	16.16	to	14.43
ProFund VP Telecommunications
12/31/2016	168,362	15.97	to	14.97	2,521,360	1.86	0.00	to	1.50	21.65	to	19.86
12/31/2015	83,864	13.12	to	12.49	1,037,938	1.53	0.00	to	1.50	1.52	to	0.02
12/31/2014	46,805	12.93	to	12.49	573,414	3.47	0.00	to	1.50	0.57	to	(0.92)
12/31/2013	54,824	12.85	to	12.60	672,142	3.00	0.00	to	1.50	12.07	to	10.41
12/31/2012	94,696	11.47	to	11.41	1,043,007	1.62	0.00	to	1.50	16.52	to	14.79
ProFund VP U.S. Government Plus
12/31/2016	394,826	16.86	to	14.72	6,160,130	-	0.00	to	1.50	(0.31)	to	(1.78)
12/31/2015	256,958	16.92	to	14.99	4,052,870	-	0.00	to	1.50	(5.64)	to	(7.04)
12/31/2014	472,277	17.93	to	16.12	7,978,988	0.15	0.00	to	1.50	36.39	to	34.38
12/31/2013	185,209	13.14	to	12.00	2,316,197	0.19	0.00	to	1.50	(19.11)	to	(20.31)
12/31/2012	514,580	16.25	to	15.06	8,023,704	-	0.00	to	1.50	0.97	to	(0.53)
ProFund VP UltraNASDAQ-100
12/31/2016	445,062	27.86	to	26.36	12,124,081	-	0.30	to	1.50	8.30	to	7.02
12/31/2015	617,642	25.73	to	24.63	15,594,241	-	0.30	to	1.50	13.26	to	11.92
12/31/2014	752,703	22.71	to	22.01	16,847,427	-	0.30	to	1.50	35.43	to	33.83
12/31/2013	524,419	16.77	to	16.44	8,712,260	-	0.30	to	1.50	78.51	to	76.40
12/31/2012(1)	246,425	9.40	to	9.32	2,306,031	-	0.30	to	1.50	-	to	-
ProFund VP UltraSmall-Cap
12/31/2016	374,082	21.14	to	21.46	7,577,278	-	0.00	to	1.50	39.59	to	37.53
12/31/2015	395,475	15.15	to	15.60	5,703,293	-	0.00	to	1.50	(12.97)	to	(14.26)
12/31/2014	462,449	17.40	to	18.20	7,663,963	-	0.00	to	1.50	5.38	to	3.82
12/31/2013	687,819	16.52	to	17.53	10,830,668	-	0.00	to	1.50	86.66	to	83.90
12/31/2012	491,935	8.85	to	9.53	4,189,182	-	0.00	to	1.50	29.51	to	27.59
ProFund VP Utilities
12/31/2016	397,813	15.99	to	13.53	6,006,825	1.62	0.00	to	1.50	15.07	to	13.38
12/31/2015	247,102	13.89	to	11.93	3,258,508	2.08	0.00	to	1.50	(6.40)	to	(7.79)
12/31/2014	308,266	14.84	to	12.94	4,337,857	1.35	0.00	to	1.50	25.88	to	24.02
12/31/2013	187,028	11.79	to	10.44	2,094,772	2.62	0.00	to	1.50	13.31	to	11.64
12/31/2012	225,244	10.41	to	9.35	2,246,366	2.18	0.00	to	1.50	0.14	to	(1.35)
TA AB Dynamic Allocation Initial Class
12/31/2016	197,400	13.79	to	10.98	3,092,227	1.47	0.00	to	1.50	2.22	to	0.72
12/31/2015	203,856	13.49	to	10.90	3,288,538	1.24	0.00	to	1.50	(0.08)	to	(1.55)
12/31/2014	213,851	13.50	to	11.07	3,623,943	1.01	0.00	to	1.50	5.56	to	4.00
12/31/2013	211,633	12.79	to	10.65	3,473,693	1.15	0.00	to	1.50	7.18	to	5.60
12/31/2012	218,737	11.93	to	10.08	3,397,039	0.86	0.00	to	1.50	6.14	to	4.56

Transamerica Premier Life Insurance Company
WRL Series Life Account
Notes to Financial Statements
December 31, 2016

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
TA Aegon Government Money Market Initial Class
12/31/2016	2,421,818	$10.86	to	$8.91	$ 35,815,432	0.01%	0.00%	to	1.50%	0.01%	to	(1.47)%
12/31/2015	2,289,766	10.86	to	9.04	36,829,733	0.01	0.00	to	1.50	0.01	to	(1.47)
12/31/2014	1,935,426	10.85	to	9.18	33,526,122	0.01	0.00	to	1.50	0.01	to	(1.47)
12/31/2013	2,061,971	10.85	to	9.32	37,528,464	0.01	0.00	to	1.50	0.01	to	(1.47)
12/31/2012	2,189,241	10.85	to	9.46	41,402,846	0.01	0.00	to	1.50	0.01	to	(1.48)
TA Aegon High Yield Bond Initial Class
12/31/2016	922,333	19.55	to	16.77	18,909,800	5.86	0.00	to	1.50	15.34	to	13.64
12/31/2015	744,419	16.95	to	14.76	14,024,320	5.88	0.00	to	1.50	(4.22)	to	(5.64)
12/31/2014	768,308	17.69	to	15.64	15,700,265	4.94	0.00	to	1.50	3.98	to	2.44
12/31/2013	958,905	17.02	to	15.27	19,315,590	5.47	0.00	to	1.50	6.60	to	5.02
12/31/2012	1,235,389	15.96	to	14.54	23,598,480	6.51	0.00	to	1.50	17.37	to	15.63
TA Aegon U.S. Government Securities Initial Class
12/31/2016	582,207	14.52	to	11.78	8,268,214	0.66	0.00	to	1.50	0.30	to	(1.18)
12/31/2015	610,031	14.48	to	11.92	8,753,320	2.12	0.00	to	1.50	0.10	to	(1.38)
12/31/2014	545,908	14.46	to	12.09	8,089,421	4.36	0.00	to	1.50	4.66	to	3.11
12/31/2013	548,374	13.82	to	11.72	7,951,648	2.15	0.00	to	1.50	(2.24)	to	(3.68)
12/31/2012	788,175	14.14	to	12.17	11,800,019	1.73	0.00	to	1.50	5.14	to	3.58
TA Asset Allocation - Conservative Initial Class
12/31/2016	1,828,993	14.77	to	12.59	31,056,638	2.03	0.00	to	1.50	4.62	to	3.08
12/31/2015	1,928,238	14.12	to	12.22	32,182,847	2.24	0.00	to	1.50	(1.96)	to	(3.41)
12/31/2014	2,056,965	14.40	to	12.65	35,981,682	2.69	0.00	to	1.50	2.19	to	0.68
12/31/2013	2,123,723	14.09	to	12.56	36,960,009	3.07	0.00	to	1.50	9.37	to	7.75
12/31/2012	2,646,980	12.89	to	11.66	42,471,943	3.16	0.00	to	1.50	7.46	to	5.86
TA Asset Allocation - Growth Initial Class
12/31/2016	14,967,195	14.62	to	13.16	264,735,115	2.18	0.00	to	1.50	6.08	to	4.51
12/31/2015	15,502,585	13.78	to	12.59	269,244,867	1.64	0.00	to	1.50	(1.93)	to	(3.38)
12/31/2014	15,922,532	14.05	to	13.03	296,118,850	2.34	0.00	to	1.50	2.73	to	1.21
12/31/2013	16,494,167	13.68	to	12.87	308,456,503	1.22	0.00	to	1.50	26.81	to	24.94
12/31/2012	17,200,295	10.79	to	10.30	255,994,070	1.34	0.00	to	1.50	12.60	to	10.92
TA Asset Allocation - Moderate Initial Class
12/31/2016	4,086,087	15.22	to	13.02	71,525,376	2.20	0.00	to	1.50	5.56	to	4.01
12/31/2015	4,313,192	14.42	to	12.52	73,628,323	2.01	0.00	to	1.50	(2.23)	to	(3.67)
12/31/2014	4,527,820	14.75	to	13.00	82,581,771	2.23	0.00	to	1.50	2.77	to	1.25
12/31/2013	4,718,623	14.35	to	12.84	86,176,699	2.44	0.00	to	1.50	13.50	to	11.82
12/31/2012	4,989,483	12.64	to	11.48	81,048,545	2.62	0.00	to	1.50	9.44	to	7.81
TA Asset Allocation - Moderate Growth Initial Class
12/31/2016	15,259,736	15.00	to	13.22	269,751,359	2.03	0.00	to	1.50	6.55	to	4.98
12/31/2015	15,834,085	14.08	to	12.59	272,495,299	2.19	0.00	to	1.50	(2.23)	to	(3.68)
12/31/2014	16,383,697	14.40	to	13.07	302,518,621	2.68	0.00	to	1.50	2.57	to	1.06
12/31/2013	16,718,753	14.04	to	12.94	312,493,818	2.29	0.00	to	1.50	19.38	to	17.62
12/31/2012	17,748,639	11.76	to	11.00	280,495,309	2.48	0.00	to	1.50	10.65	to	9.00
TA Barrow Hanley Dividend Focused Initial Class
12/31/2016	2,280,104	16.74	to	15.51	68,871,227	2.12	0.00	to	1.50	14.91	to	13.22
12/31/2015	2,357,254	14.57	to	13.70	66,699,906	1.85	0.00	to	1.50	(3.59)	to	(5.02)
12/31/2014	2,458,343	15.11	to	14.42	77,266,260	1.34	0.00	to	1.50	12.17	to	10.51
12/31/2013	2,340,738	13.47	to	13.05	69,350,456	2.35	0.00	to	1.50	30.24	to	28.32
12/31/2012	2,546,573	10.34	to	10.17	60,489,028	1.80	0.00	to	1.50	11.72	to	10.06
TA BlackRock Global Allocation Initial Class
12/31/2016	497,686	12.28	to	11.49	5,948,994	0.98	0.30	to	1.50	4.62	to	3.39
12/31/2015	541,955	11.74	to	11.11	6,219,680	2.95	0.30	to	1.50	(1.29)	to	(2.46)
12/31/2014	542,404	11.90	to	11.39	6,329,555	2.83	0.30	to	1.50	1.78	to	0.58
12/31/2013	475,997	11.69	to	11.33	5,486,130	2.00	0.30	to	1.50	14.27	to	12.92
12/31/2012	365,905	10.23	to	10.03	3,710,765	4.03	0.30	to	1.50	9.94	to	8.64

Transamerica Premier Life Insurance Company
WRL Series Life Account
Notes to Financial Statements
December 31, 2016

5.	Financial Highlights (continued)

	At December 31						For the Year Ended December 31
			Unit Fair Value					Expense			Total Return***
			Corresponding to				Investment	Ratio**				Corresponding to
			Lowest to Highest		Net		Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets		Ratio*	Highest				Expense Ratio
TA BlackRock Tactical Allocation Initial Class
12/31/2016	2,075,714	$13.33	to	$12.36	$ 26,720,762		3.90%	0.00%	to	1.50%	5.16%	to	3.61%
12/31/2015	2,204,740	12.67	to	11.93	27,165,866		2.87	0.00	to	1.50	0.06	to	(1.42)
12/31/2014	2,381,838	12.66	to	12.11	29,541,610		2.83	0.00	to	1.50	5.03	to	3.79
12/31/2013	422,236	12.03	to	11.66	5,010,009		2.22	0.30	to	1.50	12.29	to	10.97
12/31/2012	313,647	10.72	to	10.51	3,331,943		2.55	0.30	to	1.50	9.90	to	8.60
TA Clarion Global Real Estate Securities Initial Class
12/31/2016	1,748,145	12.48	to	12.67	43,864,350		1.75	0.00	to	1.50	0.62	to	(0.86)
12/31/2015	1,731,597	12.40	to	12.78	48,016,426		4.40	0.00	to	1.50	(0.60)	to	(2.07)
12/31/2014	1,624,291	12.48	to	13.05	50,927,199		1.51	0.00	to	1.50	13.56	to	11.89
12/31/2013	1,637,406	10.99	to	11.67	47,559,908		5.50	0.00	to	1.50	3.90	to	2.36
12/31/2012	1,671,646	10.57	to	11.40	48,402,540		3.58	0.00	to	1.50	25.25	to	23.39
TA International Moderate Growth Initial Class
12/31/2016	979,021	12.20	to	10.45	10,835,853		2.10	0.00	to	1.50	1.22	to	(0.27)
12/31/2015	1,011,083	12.05	to	10.48	11,146,400		1.96	0.00	to	1.50	(1.64)	to	(3.09)
12/31/2014	1,029,236	12.25	to	10.81	11,634,211		2.27	0.00	to	1.50	(0.47)	to	(1.94)
12/31/2013	1,035,656	12.31	to	11.02	11,862,703		2.05	0.00	to	1.50	12.72	to	11.05
12/31/2012	1,056,911	10.92	to	9.93	10,833,421		2.98	0.00	to	1.50	12.81	to	11.13
TA Janus Balanced Initial Class
12/31/2016	715,770	14.56	to	13.02	9,685,373		1.22	0.00	to	1.50	4.33	to	2.79
12/31/2015	759,586	13.95	to	12.67	9,971,177		0.91	0.00	to	1.50	0.34	to	(1.14)
12/31/2014	778,586	13.91	to	12.81	10,313,848		0.73	0.00	to	1.50	8.20	to	6.60
12/31/2013	776,819	12.85	to	12.02	9,621,053		0.81	0.00	to	1.50	19.27	to	17.51
12/31/2012	865,336	10.78	to	10.23	9,058,408		-	0.00	to	1.50	12.75	to	11.08
TA Janus Mid-Cap Growth Initial Class
12/31/2016	9,076,020	19.40	to	15.44	282,519,239		-	0.00	to	1.50	(2.04)	to	(3.49)
12/31/2015	8,691,872	19.81	to	15.99	317,339,375		-	0.00	to	1.50	(5.03)	to	(6.44)
12/31/2014	7,353,327	20.86	to	17.09	368,160,169		-	0.00	to	1.50	0.02	to	(1.46)
12/31/2013	6,801,694	20.86	to	17.35	400,725,724		0.82	0.00	to	1.50	39.14	to	37.09
12/31/2012	6,178,505	14.99	to	12.66	308,998,063		-	0.00	to	1.50	9.08	to	7.46
TA Jennison Growth Initial Class
12/31/2016	940,162	20.69	to	18.73	18,119,269		-	0.00	to	1.50	(1.65)	to	(3.10)
12/31/2015	1,344,613	21.04	to	19.33	26,651,335		-	0.00	to	1.50	11.40	to	9.76
12/31/2014	1,208,243	18.88	to	17.61	21,823,230		-	0.00	to	1.50	9.96	to	8.33
12/31/2013	997,359	17.17	to	16.26	16,588,876		0.26	0.00	to	1.50	37.70	to	35.67
12/31/2012	1,083,830	12.47	to	11.98	13,204,036		0.08	0.00	to	1.50	15.77	to	14.05
TA JPMorgan Core Bond Initial Class
12/31/2016	1,437,967	16.21	to	13.00	40,055,708		2.17	0.00	to	1.50	2.39	to	0.88
12/31/2015	1,234,740	15.83	to	12.89	37,344,012		2.00	0.00	to	1.50	0.61	to	(0.87)
12/31/2014	1,248,616	15.74	to	13.00	42,109,356		2.03	0.00	to	1.50	5.33	to	3.77
12/31/2013	1,189,246	14.94	to	12.53	42,590,183		2.84	0.00	to	1.50	(1.84)	to	(3.29)
12/31/2012	1,393,184	15.22	to	12.96	54,961,304	3	2.59	0.00	to	1.50	4.98	to	3.42
TA JPMorgan Enhanced Index Initial Class
12/31/2016	351,180	19.96	to	18.92	8,082,798		0.40	0.00	to	1.50	11.35	to	9.71
12/31/2015	402,793	17.93	to	17.25	8,472,411		0.94	0.00	to	1.50	(0.07)	to	(1.55)
12/31/2014	377,272	17.94	to	17.52	8,139,538		0.80	0.00	to	1.50	14.18	to	12.50
12/31/2013	363,316	15.71	to	15.57	7,002,418		0.66	0.00	to	1.50	32.52	to	30.56
12/31/2012	314,793	11.86	to	11.93	4,615,177		1.04	0.00	to	1.50	16.35	to	14.62
TA JPMorgan Mid Cap Value Initial Class
12/31/2016	236,161	19.70	to	35.51	7,277,280		2.08	0.30	to	0.90	14.25	to	13.57
12/31/2015	252,964	17.24	to	31.27	7,312,430		0.87	0.30	to	0.90	(3.03)	to	(3.60)
12/31/2014	269,018	17.78	to	32.44	8,553,912		0.71	0.30	to	0.90	14.94	to	14.26
12/31/2013	297,704	15.47	to	28.39	8,409,132		0.48	0.30	to	0.90	31.42	to	30.64
12/31/2012	335,477	11.77	to	21.73	7,283,109		0.74	0.30	to	0.90	20.16	to	19.45

Transamerica Premier Life Insurance Company
WRL Series Life Account
Notes to Financial Statements
December 31, 2016

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
TA JPMorgan Tactical Allocation Initial Class
12/31/2016	1,962,394	$13.13	to	$10.86	$ 43,892,286	1.35%	0.00%	to	1.50%	4.46%	to	2.92%
12/31/2015	2,083,125	12.57	to	10.55	49,165,930	1.26	0.00	to	1.50	(0.11)	to	(1.58)
12/31/2014	2,083,828	12.58	to	10.72	54,021,746	1.13	0.00	to	1.50	6.53	to	4.95
12/31/2013	1,836,341	11.81	to	10.22	50,813,971	1.12	0.00	to	1.50	5.51	to	3.95
12/31/2012	2,035,421	11.19	to	9.83	58,503,544	0.60	0.00	to	1.50	7.72	to	6.12
TA Managed Risk - Balanced ETF Initial Class
12/31/2016	110,976	14.20	to	13.25	1,460,057	1.89	0.00	to	1.50	3.94	to	2.41
12/31/2015	103,015	13.66	to	12.94	1,313,571	1.38	0.00	to	1.50	(1.50)	to	(2.95)
12/31/2014	106,808	13.87	to	13.34	1,396,524	1.05	0.00	to	1.50	4.81	to	3.26
12/31/2013	69,037	13.23	to	12.91	870,501	1.25	0.00	to	1.50	11.76	to	10.11
12/31/2012	42,347	11.84	to	11.73	482,240	1.31	0.00	to	1.50	8.67	to	7.06
TA Managed Risk - Growth ETF Initial Class
12/31/2016	267,686	14.30	to	13.63	3,564,335	1.92	0.00	to	1.50	4.97	to	3.42
12/31/2015	360,027	13.62	to	13.18	4,601,357	1.64	0.00	to	1.50	(3.17)	to	(4.60)
12/31/2014	428,382	14.06	to	13.82	5,695,732	1.25	0.00	to	1.50	4.17	to	2.63
12/31/2013	269,355	13.50	to	13.46	3,470,733	1.54	0.00	to	1.50	19.09	to	17.33
12/31/2012	128,885	11.34	to	11.48	1,405,111	1.47	0.00	to	1.50	11.79	to	10.13
TA MFS International Equity Initial Class
12/31/2016	2,430,919	11.78	to	11.43	33,839,961	1.51	0.00	to	1.50	0.08	to	(1.40)
12/31/2015	2,506,005	11.77	to	11.60	37,962,670	1.68	0.00	to	1.50	0.08	to	(1.40)
12/31/2014	2,468,627	11.77	to	11.76	39,436,664	0.95	0.00	to	1.50	(5.17)	to	(6.58)
12/31/2013	2,542,705	12.41	to	12.59	44,178,744	1.12	0.00	to	1.50	18.09	to	16.35
12/31/2012	2,725,762	10.51	to	10.82	40,935,229	1.67	0.00	to	1.50	22.16	to	20.34
TA Morgan Stanley Capital Growth Initial Class
12/31/2016	1,695,157	20.53	to	19.45	42,402,687	-	0.00	to	1.50	(2.26)	to	(3.70)
12/31/2015	1,796,549	21.01	to	20.20	51,149,612	-	0.00	to	1.50	11.79	to	10.14
12/31/2014	1,615,749	18.79	to	18.34	43,499,029	-	0.00	to	1.50	6.00	to	4.44
12/31/2013	1,614,954	17.73	to	17.56	41,972,887	0.68	0.00	to	1.50	48.25	to	46.06
12/31/2012	1,631,610	11.96	to	12.02	29,074,013	-	0.00	to	1.50	15.55	to	13.83
TA Multi-Managed Balanced Initial Class
12/31/2016	4,932,676	20.28	to	17.37	117,567,654	0.96	0.00	to	1.50	7.87	to	6.28
12/31/2015	5,184,106	18.80	to	16.34	117,750,424	1.37	0.00	to	1.50	0.21	to	(1.27)
12/31/2014	5,490,844	18.76	to	16.55	126,843,352	1.38	0.00	to	1.50	10.81	to	9.17
12/31/2013	5,788,779	16.93	to	15.16	122,595,908	1.59	0.00	to	1.50	18.09	to	16.35
12/31/2012	6,242,270	14.33	to	13.03	113,097,747	1.63	0.00	to	1.50	12.57	to	10.90
TA PIMCO Tactical - Balanced Initial Class
12/31/2016	510,821	13.53	to	12.07	6,408,762	0.51	0.00	to	1.50	5.65	to	4.09
12/31/2015	546,907	12.80	to	11.59	6,578,349	-	0.00	to	1.50	(2.27)	to	(3.72)
12/31/2014	574,965	13.10	to	12.04	7,174,801	1.06	0.00	to	1.50	8.05	to	6.45
12/31/2013	619,030	12.13	to	11.31	7,222,343	0.63	0.00	to	1.50	12.16	to	10.50
12/31/2012	688,515	10.81	to	10.24	7,218,830	1.97	0.00	to	1.50	1.29	to	(0.22)
TA PIMCO Tactical - Conservative Initial Class
12/31/2016	776,246	12.93	to	11.54	9,288,937	0.59	0.00	to	1.50	5.22	to	3.67
12/31/2015	830,914	12.29	to	11.13	9,582,563	0.39	0.00	to	1.50	(1.77)	to	(3.22)
12/31/2014	874,836	12.51	to	11.50	10,416,283	1.36	0.00	to	1.50	8.93	to	7.32
12/31/2013	892,693	11.49	to	10.72	9,862,430	0.70	0.00	to	1.50	8.44	to	6.83
12/31/2012	955,518	10.59	to	10.03	9,814,626	1.50	0.00	to	1.50	1.70	to	0.19
TA PIMCO Tactical - Growth Initial Class
12/31/2016	1,008,345	13.04	to	11.63	12,091,793	-	0.00	to	1.50	5.09	to	3.54
12/31/2015	1,065,236	12.41	to	11.23	12,341,887	-	0.00	to	1.50	(3.16)	to	(4.60)
12/31/2014	1,147,051	12.81	to	11.77	13,961,228	1.75	0.00	to	1.50	6.63	to	5.06
12/31/2013	1,186,871	12.01	to	11.21	13,712,474	0.86	0.00	to	1.50	17.03	to	15.30
12/31/2012	1,248,575	10.27	to	9.72	12,426,995	0.77	0.00	to	1.50	0.98	to	(0.52)

Transamerica Premier Life Insurance Company
WRL Series Life Account
Notes to Financial Statements
December 31, 2016

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
TA PIMCO Total Return Initial Class
12/31/2016	1,462,201	$15.96	to	$12.95	$ 23,475,769	2.34%	0.00%	to	1.50%	2.71%	to	1.20%
12/31/2015	1,418,569	15.53	to	12.79	22,905,154	2.83	0.00	to	1.50	0.69	to	(0.80)
12/31/2014	1,565,996	15.43	to	12.90	25,987,720	1.83	0.00	to	1.50	4.67	to	3.13
12/31/2013	1,680,310	14.74	to	12.51	27,193,749	2.00	0.00	to	1.50	(2.55)	to	(3.99)
12/31/2012	2,217,501	15.12	to	13.02	37,217,010	4.20	0.00	to	1.50	7.55	to	5.95
TA QS Investors Active Asset Allocation - Conservative Initial Class
12/31/2016	365,468	12.10	to	10.96	4,166,203	1.48	0.00	to	1.50	2.87	to	1.36
12/31/2015	382,954	11.76	to	10.81	4,268,573	1.09	0.00	to	1.50	(2.13)	to	(3.58)
12/31/2014	427,956	12.02	to	11.21	4,911,753	1.19	0.00	to	1.50	3.97	to	2.43
12/31/2013	949,238	11.56	to	10.94	10,559,826	1.27	0.00	to	1.50	7.29	to	5.70
12/31/2012	744,689	10.78	to	10.35	7,790,128	0.39	0.00	to	1.50	6.99	to	5.40
TA QS Investors Active Asset Allocation - Moderate Initial Class
12/31/2016	219,017	11.79	to	11.03	2,512,939	1.46	0.30	to	1.50	2.13	to	0.92
12/31/2015	235,947	11.55	to	10.93	2,659,690	1.11	0.30	to	1.50	(4.34)	to	(5.47)
12/31/2014	259,625	12.07	to	11.56	3,074,223	0.70	0.30	to	1.50	3.57	to	2.34
12/31/2013	255,835	11.66	to	11.29	2,939,349	0.61	0.30	to	1.50	10.98	to	9.67
12/31/2012	165,515	10.50	to	10.30	1,722,700	0.16	0.30	to	1.50	8.38	to	7.10
TA QS Investors Active Asset Allocation - Moderate Growth Initial Class
12/31/2016	2,356,485	12.75	to	11.01	27,030,879	1.32	0.00	to	1.50	2.32	to	0.81
12/31/2015	2,613,777	12.46	to	10.92	29,499,304	1.18	0.00	to	1.50	(6.38)	to	(7.76)
12/31/2014	2,733,896	13.31	to	11.84	33,186,715	0.85	0.00	to	1.50	3.42	to	1.89
12/31/2013	2,854,987	12.87	to	11.62	33,768,554	0.94	0.00	to	1.50	16.96	to	15.23
12/31/2012	2,877,613	11.00	to	10.09	29,341,425	0.67	0.00	to	1.50	11.18	to	9.53
TA Small/Mid Cap Value Initial Class
12/31/2016	4,252,175	27.55	to	19.01	130,924,094	0.80	0.00	to	1.50	21.13	to	19.34
12/31/2015	4,116,437	22.74	to	15.93	114,210,807	1.01	0.00	to	1.50	(2.51)	to	(3.95)
12/31/2014	4,290,229	23.33	to	16.59	130,580,302	0.79	0.00	to	1.50	5.23	to	3.67
12/31/2013	4,447,355	22.17	to	16.00	132,634,531	0.50	0.00	to	1.50	36.32	to	34.30
12/31/2012	1,867,035	16.26	to	11.91	41,008,806	1.00	0.00	to	1.50	16.39	to	14.66
TA T. Rowe Price Small Cap Initial Class
12/31/2016	1,842,107	27.25	to	23.22	50,509,301	-	0.00	to	1.50	11.22	to	9.58
12/31/2015	1,688,075	24.50	to	21.19	43,938,629	-	0.00	to	1.50	2.43	to	0.92
12/31/2014	1,644,786	23.92	to	21.00	43,586,773	-	0.00	to	1.50	6.55	to	4.97
12/31/2013	2,153,737	22.45	to	20.00	55,234,542	0.08	0.00	to	1.50	44.07	to	41.94
12/31/2012	1,599,090	15.58	to	14.09	28,558,454	-	0.00	to	1.50	15.69	to	13.97
TA Torray Concentrated Growth Initial Class
12/31/2016	284,592	27.85	to	24.84	6,863,322	0.46	0.00	to	1.50	6.74	to	5.16
12/31/2015	313,181	26.09	to	23.62	7,347,668	0.53	0.00	to	1.50	(1.57)	to	(3.03)
12/31/2014	298,884	26.51	to	24.36	7,377,884	0.93	0.00	to	1.50	10.00	to	8.37
12/31/2013	300,744	24.10	to	22.48	6,959,450	1.02	0.00	to	1.50	33.10	to	31.13
12/31/2012	231,152	18.10	to	17.14	4,052,421	0.84	0.00	to	1.50	17.13	to	15.39
TA WMC US Growth Initial Class
12/31/2016	35,944,589	17.14	to	15.40	839,304,146	0.40	0.00	to	1.50	2.81	to	1.30
12/31/2015	38,121,323	16.67	to	15.21	884,496,470	0.73	0.00	to	1.50	6.85	to	5.27
12/31/2014	40,287,656	15.61	to	14.45	898,965,057	0.89	0.00	to	1.50	11.10	to	9.46
12/31/2013	42,951,581	14.05	to	13.20	877,032,776	1.05	0.00	to	1.50	32.46	to	30.51
12/31/2012	46,560,857	10.60	to	10.11	726,823,605	0.31	0.00	to	1.50	13.17	to	11.49
(1) See footnote 1

Transamerica Premier Life Insurance Company
WRL Series Life Account
Notes to Financial Statements
December 31, 2016

5.	Financial Highlights (continued)

*
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets.  These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**
These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated.  These ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***
These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values.  These ratios do not include any expenses assessed through the redemption of units.  Investment options with a date notation indicate the effective date of that investment option in the variable account.  The total return is calculated for each period indicated or from the effective date through the end of the reporting period.  Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return.  Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Premier Life Insurance Company
WRL Series Life Account
Notes to Financial Statements
December 31, 2016
6. Administrative and Mortality and Expense Risk Charges

Under some forms of the contracts, a sales charge and premium taxes are deducted by TPLIC prior to allocation of policy owner payments to the subaccounts.  Contingent surrender charges may also apply.  Under all forms of the contracts, monthly charges against policy cash values are made to compensate TPLIC for costs of insurance provided.  A daily charge equal to an annual rate from 0.00% and 1.50% of average daily net assets is assessed to compensate TPLIC for assumption of mortality and expense risks in connection with the issuance and administration of the contracts.  This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year.  Charges reflected above are those currently assessed and may be subject to change.  Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TPLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code).   The operations of the Separate Account are accounted for separately from other operations of TPLIC for purposes of federal income taxation.  The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TPLIC.  Under existing federal income tax laws, the income of the Separate Account is not taxable to TPLIC, as long as earnings are credited under the variable life contracts.

Transamerica Premier Life Insurance Company
WRL Series Life Account
Notes to Financial Statements
December 31, 2016
8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued.  During this period, there were no subsequent events requiring recognition or disclosure in the financial statements.

9. Related Parties

Transamerica Capital, Inc. ("TCI"), a wholesaling broker-dealer, is an affiliated entity of TPLIC and an indrect wholly owned subsidiary of AEGON N.V..  TCI distributes TPLIC's products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1.  These investments include funds managed by Transamerica Asset Management, Inc. ("TAM").  Transamerica Fund Services, Inc. ("TFS") serves as a transfer agent to TAM, and AEGON USA Asset Management Holding, LLC ("AAM") serves as a sub-advisor for certain funds managed by TAM.  TAM, TFS and AAM are affiliated entities of TPLIC and indirect wholly owned subsidiaries of AEGON N.V..  Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both.  The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.
Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

Financial Statements – Statutory Basis
 and Supplementary Information

Transamerica Premier Life Insurance Company
Years Ended December 31, 2016, 2015 and 2014

Transamerica Premier Life Insurance Company

Appendix A – Listing of Affiliated Companies

Transamerica Premier Life Insurance Company

Financial Statements – Statutory Basis
and Supplementary Information

Years Ended December 31, 2016, 2015 and 2014

Contents

Report of Independent Auditors G-1

Audited Financial Statements

Balance Sheets – Statutory Basis G-4
Statements of Operations – Statutory Basis G-6
Statements of Changes in Capital and Surplus – Statutory Basis G-8
Statements of Cash Flow – Statutory Basis G-10
Notes to Financial Statements – Statutory Basis G-12

Appendix A –Listing of Affiliated Companies G-107

Statutory-Basis Financial Statement Schedules

Summary of Investments – Other Than Investments in Related Parties G-111
Supplementary Insurance Information G-112
Reinsurance G-113

Report of Independent Auditors

To the Board of Directors of
Transamerica Premier Life Insurance Company

We have audited the accompanying statutory financial statements of Transamerica Premier Life Insurance Company (the "Company"), which comprise the statutory balance sheet as of December 31, 2016 and 2015, and the related statutory statements of operations, of changes in capital and surplus, and of cash flow for the years ended December 31, 2016, 2015, and 2014.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division.  Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits.  We conducted our audits in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements.  The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error.  In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Iowa Insurance Division, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the "Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles" paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2016 and 2015 or the results of its operations or its cash flows for the years ended December 31, 2016, 2015, and 2014.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2016 and 2015 and the results of its operations and its cash flows for the years ended December 31, 2016, 2015 and 2014, in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division described in Note 1.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory basis financial statements taken as a whole.  The Supplemental Schedule of Selected Statutory-Basis Financial Data, Supplemental Schedule of Investment Risks Interrogatories – Statutory Basis and Summary Investment Schedule – Statutory Basis (collectively, the "supplemental schedules") of the Company as of December 31, 2016 and for the year then ended are presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements.  The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements.

The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America.  In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

/s/Pricewaterhouse Coopers, LLP
New York, NY, 10017
April 24, 2017

PricewaterhouseCoopers LLP, One North Wacker
Chicago, IL 60606 T: (312) 298 2000, F: (312) 298 2001 www.pwc.com

Transamerica Premier Life Insurance Company

Balance Sheets – Statutory Basis
 (Dollars in Thousands, Except per Share Amounts)

	December 31
	2016	2015
Admitted assets
Cash and invested assets:
Cash, cash equivalents and short-term investments	$ 1,208,373	$ 883,173
Bonds	13,230,216	14,471,372
Preferred stocks	10,449	6,428
Common stocks:
Affiliated entities (cost: 2016 - $56,261;
2015 - $58,942)	40,104	61,610
Unaffiliated entities (cost: 2016 - $73,118;
2015 - $26,652)	111,964	50,528
Mortgage loans on real estate	1,598,685	1,687,756
Real estate, at cost less accumulated depreciation
(2016 - $17,462; 2015 - $43,305):
Home office properties	24,782	25,799
Investment properties	194,408	191,248
Properties held for sale	7,498	10,264
Policy loans	926,400	925,179
Securities lending reinvested collateral assets	425,875	354,051
Derivatives	33,358	42,568
Other invested assets	650,134	649,193
Total cash and invested assets	$ 18,462,244	$ 19,359,169

Accrued investment income	$ 176,993	$ 185,526
Cash surrender value of life insurance policies	165,912	162,440
Premiums deferred and uncollected	187,663	194,807
Current federal income tax recoverable	5,918	16,936
Net deferred income tax asset	315,217	337,506
Reinsurance receivable	12,160	18,278
Other assets	52,419	54,905
Separate account assets	22,102,315	21,319,849
Total admitted assets	$ 41,480,842	$ 41,649,416

Transamerica Premier Life Insurance Company

Balance Sheets – Statutory Basis (continued)
(Dollars in Thousands, Except per Share Amounts)

	December 31	December 31
	2016	2015
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$ 8,422,870	$ 7,924,978
Annuity	3,344,133	3,363,955
Accident and health	1,043,778	977,785
Policy and contract claim reserves:
Life	115,137	136,059
Accident and health	128,651	130,605
Liability for deposit-type contracts	1,063,250	639,671
Other policyholders' funds	10,351	14,950
Funds held under reinsurance treaties	628,416	4,020,771
Commissions to agents due or accrued	62,387	49,414
Transfers from separate accounts due or accrued	(75,107)	(105,612)
Unearned investment income	16,339	14,668
Remittances and items not allocated	13,631	49,061
Asset valuation reserve	225,467	270,586
Interest maintenance reserve	278,692	283,137
Derivatives	53,051	22,768
Payable for derivative cash collateral	335,230	309,456
Payable for securities	90,247	3,298
Payable for securities lending	425,875	354,051
Borrowed money	1,346,634	161,834
Payable to parent, subsidiaries and affiliates	64,869	83,509
Other liabilities	106,949	116,645
Separate account liabilities	22,102,315	21,319,849
Total liabilities	39,803,165	40,141,438

Capital and surplus:
Common stock:
Class A common stock, $750 par value, 10,000
shares authorized, 9,818.93 issued and outstanding	7,364	7,364
Class B common stock, $750 par value, 10,000
shares authorized, 3,697.27 issued and outstanding	2,773	2,773
Surplus notes	160,000	160,000
Paid-in surplus	710,132	710,379
Special Surplus Funds	2,105	2,158
Unassigned surplus	795,303	625,304
Total capital and surplus	1,677,677	1,507,978
Total liabilities and capital and surplus	$ 41,480,842	$ 41,649,416
See accompanying notes.

Transamerica Premier Life Insurance Company

Statements of Operations – Statutory Basis
(Dollars in Thousands)

	Year Ended December 31
	2016	2015	2014
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$ 1,328,402	$ 1,217,027	$ 998,356
Annuity	764,576	778,135	755,165
Accident and health	1,182,595	1,123,016	4,583,806
Net investment income	884,585	840,834	825,970
Amortization of interest maintenance reserve	25,293	24,668	24,763
Commissions and expense allowances on reinsurance
ceded	158,779	162,538	46,416
Income from fees associated with investment management,
administration and contract guarantees
for separate accounts	303,084	318,664	329,455
Reserve adjustment on reinsurance ceded	(180,319)	(397,377)	(272,265)
Consideration on reinsurance transaction	133,475	329	54,150
Other income	29,766	53,238	45,989
	4,630,236	4,121,072	7,391,805
Benefits and expenses:
Benefits paid or provided for:
Life	301,455	284,437	294,262
Accident and health	813,565	732,800	307,628
Annuity benefits	376,323	344,697	327,261
Surrender benefits	1,001,765	1,110,799	1,233,336
Other benefits	86,728	75,448	96,032
Increase (decrease) in aggregate reserves for policies
and contracts:
Life	497,892	357,155	217,907
Annuity	(14,166)	(296,314)	(166,726)
Accident and health	65,993	90,920	(68,891)
	3,129,555	2,699,942	2,240,810
Insurance expenses:
Commissions	858,430	828,793	467,288
General insurance expenses	318,938	332,879	297,889
Taxes, licenses and fees	60,229	54,384	59,097
Net transfers from separate accounts	(214,499)	(228,324)	(296,321)
Reinsurance transaction - modco reserve
adjustment on reinsurance assumed	9,233	13,925	3,914,522
IMR adjustment due to reinsurance	(55,837)	–	–
Funds withheld ceded investment income	149,017	155,888	150,424
Other expenses	9,456	57,343	25,632
	1,134,968	1,214,888	4,618,531
Total benefits and expenses	4,264,522	3,914,830	6,859,341

Transamerica Premier Life Insurance Company

Statements of Operations – Statutory Basis (continued)
(Dollars in Thousands)

	Year Ended December 31
	2016	2015	2014

Dividends to policyholders	$ 1,088	$ 1,134	$ 1,255
Gain from operations before federal income tax (benefit) expense
and net realized capital (losses) gains on investments	364,625	205,108	531,209
Federal income tax (benefit) expense	14,355	(29,748)	196,140
Gain from operations before net realized capital
(losses) gains on investments	350,270	234,856	335,069
Net realized capital (losses) gains on investments (net of related federal income taxes and amounts transferred to/from
interest maintenance reserve)	(11,391)	(21,032)	15,662
Net income	$ 338,879	$ 213,824	$ 350,731

See accompanying notes.

Transamerica Premier Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis
(Dollars in Thousands)

	Class A	Class B					Total
	Common	Common	Surplus	Special	Paid-in	Unassigned	Capital and
	Stock	Stock	Notes	Surplus Funds	Surplus	Surplus	Surplus
Balance at January 1, 2014	$ 7,364	$ 2,773	$ 160,000	$ –	$ 909,326	$ 297,209	$ 1,376,672
Net Income (loss)	–	–	–	–	–	350,731	350,731
Change in net unrealized capital gains/losses,
net of taxes	–	–	–	–	–	(83,256)	(83,256)
Change in net deferred income tax asset	–	–	–	–	–	(23,947)	(23,947)
Change in nonadmitted assets	–	–	–	–	–	(58,865)	(58,865)
Change in reserve on account of change in
valuation basis	–	–	–	–	–	428	428
Change in asset valuation reserve	–	–	–	–	–	13,841	13,841
Change in surplus as a result of reinsurance	–	–	–	–	–	267,941	267,941
Dividends to stockholders	–	–	–	–	–	(50,000)	(50,000)
Other changes, net	–	–	–	2,573	719	(22,132)	(18,840)
Balance at December 31, 2014	$ 7,364	$ 2,773	$ 160,000	$ 2,573	$ 910,045	$ 691,950	$ 1,774,705
Net income (loss)	–	–	–	–	–	213,824	213,824
Change in net unrealized capital gains/losses,
net of taxes	–	–	–	–	–	(12,492)	(12,492)
Change in net deferred income tax asset	–	–	–	–	–	121,924	121,924
Change in nonadmitted assets	–	–	–	–	–	(70,668)	(70,668)
Change in reserve on account of change in
valuation basis	–	–	–	–	–	(228,062)	(228,062)
Change in asset valuation reserve	–	–	–	–	–	(12,997)	(12,997)
Change in surplus as a result of reinsurance	–	–	–	–	–	(98,071)	(98,071)
Cumulative effect of change in accounting
principles	–	–	–	–	–	30,444	30,444
Return of capital	–	–	–	–	(200,000)	–	(200,000)
Other changes, net	–	–	–	(415)	334	(10,548)	(10,629)
Balance at December 31, 2015	$ 7,364	$ 2,773	$ 160,000	$ 2,158	$ 710,379	$ 625,304	$ 1,507,978

Transamerica Premier Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)
(Dollars in Thousands)

	Class A	Class B					Total
	Common	Common	Surplus	Special	Paid-in	Unassigned	Capital and
	Stock	Stock	Notes	Surplus Funds	Surplus	Surplus	Surplus

Balance at January 1, 2016	$ 7,364	$ 2,773	$ 160,000	$ 2,158	$ 710,379	$ 625,304	$ 1,507,978
Net income (loss)	–	–	–	–	–	338,879	$ 338,879
Change in net unrealized capital gains/losses,
net of tax	–	–	–	–	–	(16,737)	$ (16,737)
Change in net deferred income tax asset	–	–	–	–	–	(42,535)	$ (42,535)
Change in other nonadmitted assets	–	–	–	–	–	46,683	$ 46,683
Change in asset valuation reserve	–	–	–	–	–	45,119	$ 45,119
Change in surplus as a result of reinsurance	–	–	–	–	–	(73,924)	$ (73,924)
Dividend to Stockholders	–	–	–	–	–	(125,000)	$ (125,000)
Other changes, net	–	–	–	(53)	(248)	(2,485)	$ (2,785)
Balance at December 31, 2016	$ 7,364	$ 2,773	$ 160,000	$ 2,105	$ 710,131	$ 795,304	$ 1,677,677

See accompanying notes.

Transamerica Premier Life Insurance Company

Statements of Cash Flow – Statutory Basis
(Dollars in Thousands)

	Year Ended December 31
	2016	2015	2014
Operating activities
Premiums collected, net of reinsurance	$ 3,044,424	$ 3,130,025	$ 6,330,343
Net investment income	887,716	882,391	869,754
Miscellaneous income	365,830	257,013	244,597
Benefit and loss related payments	(2,603,139)	(2,600,351)	(2,291,355)
Net transfers from separate accounts	245,004	274,415	360,633
Commissions, expenses paid, and other deductions	(1,410,231)	(1,462,818)	(4,660,707)
Dividends paid to policyholders	(1,178)	(1,233)	(1,316)
Federal income taxes (paid) received	(12,516)	(132,592)	(83,769)
Net cash provided by operating activities	515,910	346,850	768,180

Investing activities
Proceeds from investments sold, matured
or repaid:
Bonds	2,676,294	3,804,173	1,992,267
Stocks	6,453	53,689	3,662
Mortgage loans	209,326	586,271	206,081
Real estate and properties held for sale	7,206	1,804	4,082
Other invested assets	152,116	292,198	123,279
Securities lending reinvested collateral assets	–	–	114,129
Derivatives	217	–	37,103
Miscellaneous proceeds	97,866	8,614	165,730
Total investment proceeds	3,149,478	4,746,749	2,646,333

Costs of investments acquired:
Bonds	(3,699,101)	(4,025,603)	(2,468,084)
Stocks	(54,630)	(887)	(31,395)
Mortgage loans	(353,355)	(377,635)	(339,734)
Real estate and properties held for sale	(13,146)	(2,332)	(7,116)
Other invested assets	(192,886)	(260,265)	(179,832)
Derivatives	–	(43,878)	–
Securities lending reinvested collateral assets	(71,824)	(57,705)	–
Miscellaneous applications	(1,062)	(84,014)	(173,295)
Total cost of investments acquired	(4,386,004)	(4,852,319)	(3,199,456)
Net increase in policy loans	(1,221)	(2,210)	(9,620)
Net cost of investments acquired	(4,387,225)	(4,854,529)	(3,209,076)
Net cash provided by (used in) investing activities	(1,237,747)	(107,781)	(562,743)

Transamerica Premier Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)
(Dollars in Thousands)

	Year Ended December 31
	2016	2015	2014

Financing and miscellaneous activities
Net withdrawals on deposit-type contracts and other
insurance liabilities	$ (171,072)	$ (44,010)	$ (1,007,531)
Change in:
Reinsurance on deposit-type contracts and other
insurance liabilities	113,696	(3,437)	995,438
Borrowed funds	1,184,168	(129,114)	210,207
Funds held under reinsurance treaties
with unauthorized reinsurers	6,316	(32,215)	(489,686)
Receivable from parent, subsidiaries and
affiliates	-	80,661	(3,694)
Payable to parent, subsidiaries and affiliates	(18,640)	82,899	610
Payable for securities lending	71,824	57,705	114,129
Other cash (applied) provided	(14,007)	81,729	(29,494)
Dividends to stockholders	(125,000)	–	(50,000)
Capital contribution received (provided)	(248)	(200,000)	135,000
Net cash used in financing and
miscellaneous activities	1,047,037	(105,782)	(125,021)

Net increase (decrease) in cash, cash
equivalents and short-term investments	325,200	133,287	80,416

Cash, cash equivalents and short-term
investments:
Beginning of year	883,173	749,886	669,470
End of year	$ 1,208,373	$ 883,173	$ 749,886

See accompanying notes.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Thousands)

December 31, 2016

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Premier Life Insurance Company (the Company, formerly known as Monumental Life Insurance Company) is a stock life insurance company owned by Commonwealth General Corporation (CGC). CGC is an indirect, wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

On October 1, 2014, the Company completed a merger with Western Reserve Life Assurance Co. of Ohio (WRL).  The merger was accounted for in accordance with Statement of Statutory Accounting Principles (SSAP) No. 68, Business Combinations and Goodwill, as a statutory merger.  As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities and surplus of WRL were carried forward to the merged company.  As a result of the merger, WRL's common stock was deemed cancelled by operation of law. In exchange for its agreement to merge WRL into the Company, AEGON USA, LLC (AEGON), the parent of WRL, received one share of common stock of CGC.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

Nature of Business

The Company sells a full line of insurance products, including individual, credit, group, variable universal life and variable annuity coverages under life, annuity and accident and health policies as well as investment products, including guaranteed interest contracts and funding agreements. The Company is licensed in 50 states, the District of Columbia, Guam, American Samoa, US Virgin Islands, Northern Mariana Islands, Canada, and Puerto Rico. Sales of the Company's products are through agents, brokers, financial planners, independent representatives, financial institutions, stockbrokers and direct response methods.  The majority of the Company's new life insurance, and a portion of new annuities, are written through an affiliated marketing organization.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Iowa Insurance Division, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are as follows:

Investments: Investments in bonds, including affiliated bonds and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in earnings for those designated as trading and as a separate component of  other  comprehensive income (OCI) for those designated as available-for-sale. Fair value for GAAP is based on indices, third-party pricing services, brokers, external fund managers and internal models.  For statutory reporting, the NAIC allows insurance companies to report the fair value determined by the Securities Valuation Office of the NAIC (SVO) or determine the fair value by using a permitted valuation method.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If the fair value of the mortgage-backed/asset-backed security is less than amortized cost, an entity shall assess whether the impairment is other-than-temporary. An other-than-temporary impairment (OTTI) is also considered to have occurred if the fair value of the mortgage-backed/asset-backed security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis.  An OTTI is also considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

If it is determined an OTTI has occurred as a result of the cash flow analysis, the security is written down to the discounted estimated future cash flows.  If an OTTI has occurred due to intent to sell or lack of intent and ability to hold, the security is written down to fair value.

For GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If high credit quality securities are adjusted, the retrospective method is used. If it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the OTTI should be recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date.  If the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the OTTI should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes.

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under US GAAP, the effective and ineffective portions of a single hedge are accounted for separately, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of OCI rather than to income as required for fair value hedges, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and the risk of the host contract is accounted for separately from the host contract and valued and reported at fair value.

Derivative instruments are also used in replication (synthetic asset) transactions.  In these transactions, the derivative is valued in a manner consistent with the cash instrument and replicated asset.  For US GAAP, the derivative is reported at fair value, with the changes in fair value reported in income.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company's occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five-year bands. That net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

 Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, incremental costs directly related to the successful acquisition of insurance and investment contracts are deferred. For traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, acquisition costs would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Value of Business Acquired: Under GAAP, value of business acquired (VOBA) is an intangible asset resulting from a business combination that represents that excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts inforce at the acquisition date.  The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future contracts and contract changes, premiums, mortality and morbidity, separate account performance, surrenders, operation expenses, investment returns, nonperformance risk adjustment and other factors.  VOBA is not recognized under the NAIC Accounting Practices and Procedures Manual (NAIC SAP).

Separate Accounts with Guarantees: Some of the Company's separate accounts provide policyholders with a guaranteed return. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account.  These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as "nonadmitted", primarily net deferred tax assets and agent balances and other assets not specifically identified as an admitted asset within the NAIC SAP, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent they are not impaired.

Universal Life and Annuity Policies:  Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received.  Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk and guaranteed interest in group annuity contracts are recorded directly to a policy reserve account using deposit accounting, without recognizing premium income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability using deposit accounting.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations.  In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Under GAAP, for certain reinsurance agreements whereby assets are retained by the ceding insurer (such as funds withheld or modified coinsurance) and a return is paid based on the performance of underlying investments, the liabilities for these reinsurance arrangements must be adjusted to reflect the fair value of the invested assets.  The NAIC SAP does not contain a similar requirement.

Deferred Income Taxes:  The Company computes deferred income taxes in accordance with SSAP No. 101, Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10.  Under SSAP No. 101, admitted adjusted deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the amount of adjusted gross deferred income tax assets expected to be realized within three years limited to an amount that is no greater than 15% of current period's adjusted statutory capital and surplus, plus 3) the amount of remaining adjusted gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities after considering the character (i.e., ordinary versus capital) and reversal patterns of the deferred tax assets and liabilities. The remaining adjusted deferred income tax assets are nonadmitted. Deferred state income taxes are not recorded under SSAP No. 101, whereas under GAAP state income taxes are included in the computation of deferred income taxes.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

Goodwill: Goodwill is measured as the difference between the cost of acquiring the entity and the reporting entity's share of the book value of the acquired entity. Goodwill is admitted subject to an aggregate limitation of ten percent of the capital and surplus in the most recently filed annual statement excluding electronic data processing equipment, operating system software, net deferred income tax assets and net positive goodwill.  Excess goodwill is nonadmitted.  Goodwill is amortized over ten years.  Under GAAP, goodwill is measured as the excess of the consideration transferred plus the fair value of any noncontrolling interest in the acquiree at the acquisition date as compared to the fair values of the identifiable net assets acquired. Goodwill is not amortized but is assessed for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

Policyholder Dividends:  Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Surplus Notes:  Surplus notes are reported as surplus rather than liabilities as would be required under GAAP.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Securities Lending Assets and Liabilities: For securities lending programs, cash collateral received which may be sold or re-pledged by the Company is reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Collateral received which may not be sold or re-pledged is not recorded on the Company's balance sheet.  Under GAAP, the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Other significant accounting policies are as follows:

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

Investments

Investments in bonds, except those to which the SVO has ascribed an NAIC designation of 6, are reported at amortized cost using the interest method.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer's senior note holders.  These securities meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

The Company closely monitors below investment grade holdings and investment grade issuers, where the Company has concerns, to determine if an OTTI has occurred.  The Company also regularly monitors industry sectors. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; (2) the Company's decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company's ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored.  Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value.  Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis.  If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. For structured securities, cash flow trends and underlying levels of collateral are monitored.  The Company will record a charge to the statement of operations to the extent that these securities are determined to be other-than-temporarily impaired.

Investments in both affiliated and unaffiliated preferred stocks in good standing are reported at cost or amortized cost. Investments in preferred stocks are stated at amortized cost, except those with NAIC designations RP4 to RP6 and P4 to P6, which are reported at lower of amortized cost or fair value, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

Common stocks of unaffiliated companies are reported at fair value and the related net unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes.

If the Company determines that a decline in the fair value of a common stock or a preferred stock is other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers the following factors in determining whether a decline in value is other-than-temporary: (a) the financial condition and prospects of the issuer; (b) whether or not the Company has made a decision to sell the investment; and (c) the length of time and extent to which the value has been below cost.

Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries' equity is included in the change in net unrealized capital gains or losses, reported in unassigned surplus along with any adjustment for federal income taxes.

There are no restrictions on common or preferred stock.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment.  A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement.  When management determines that the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Land is reported at cost.  Real estate occupied by the Company is reported at depreciated cost net of encumbrances. Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company classifies as held for sale is measured at lower of carrying amount or fair value less cost to sell. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties. The Company recognizes an impairment loss if the Company determines that the carrying amount of the real estate is not recoverable and exceeds its fair value. The Company deems that the carrying amount of the asset is not recoverable if the carrying amount exceeds the sum of undiscounted cash flows expected to result from the use and disposition. The impairment loss is measured as the amount by which the asset's carrying value exceeds its fair value.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

Policy loans are reported at unpaid principal balances.

The Company has minority ownership interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee. For a decline in the fair value of an investment in a joint venture or limited partnership which is determined to be other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers an impairment to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or if there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment.

The Company's investment in reverse mortgages is recorded net of an appropriate actuarial reserve. The actuarial reserve is calculated using the projected cash flows from the reverse mortgage product. Assumptions used in the actuarial model include an estimate of current home values, projected cash flows from the realization of the appreciated value of the property from its eventual sale (subject to certain limitations in the contract), mortality and termination rates based on group annuity mortality tables adjusted for the Company's experience and a constant interest rate environment. The carrying amount of the investment in reverse mortgages of $19,501 and $23,102 at December 31, 2016 and 2015, respectively, is net of the reserve of $8,233 and $10,767, respectively.  Interest income of $1,261 and $1,526 was recognized for the years ended December 31, 2016 and 2015 respectively. The Company's commitment includes making advances to the borrower until termination of the contract. The contract is terminated at the time the borrower moves, sells the property, dies, repays the loan balance or violates the provisions of the loan contract.

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost.  Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company. The carrying value is amortized over the life of the investment. Amortization is calculated as a ratio of the current year tax credits and tax benefits compared to the total expected tax credits and tax benefits over the life of the investment.

Other "admitted assets" are valued principally at cost, as required or permitted by the Iowa Insurance Laws.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Income is also not accrued when collection is uncertain. In addition, accrued interest is excluded from investment income when payment exceeds 90 days past due. At December 31, 2016 and 2015, the Company excluded investment income due and accrued for bonds in default of $89 and $1,088, respectively, with respect to such practices.

For dollar repurchase agreements, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date.  Cash received as collateral is invested as needed or used for general corporate purposes of the Company.

Derivative Instruments

Overview: The Company may use various derivative instruments (options, caps, floors, swaps, foreign currency forwards, and futures) to manage risks related to its ongoing business operations.  On the transaction date of the derivative instrument, the Company designates the derivative as either (A) hedging (fair value, foreign currency fair value, cash flow, foreign currency cash flow, forecasted transactions or net investment in a foreign operation), (B) Replications, (C) income generation and (D) held for other investment/risk management activities. (B) Replications, (C) income generation and (D) held for other investment/risk management activities do not qualify for hedge accounting under SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities (SSAP No. 86).

Derivative instruments used in hedging relationships are accounted for on a basis that is consistent with the hedged item (amortized cost or fair value).  Derivative instruments used in replication relationships are accounted for on a basis that is consistent with the cash instrument and the replicated asset (amortized cost or fair value).  Derivative instruments used in income generation relationships are accounted for on a basis that is consistent with the associated covered asset or underlying interest to which the derivative relates (amortized cost or fair value).  Derivative instruments held for other investment/risk management activities are measured at fair value with value adjustments recorded in unassigned surplus.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable.  The Company uses derivatives as hedges, consequently, when the value of the hedged asset or liability changes, the value of the hedging derivative is expected to move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

The Company is exposed to credit-related losses in the event of non-performance by counterparties to derivative instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of 'A' or better.  The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date.  The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company's behalf.  The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty.  Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead.

Instruments: Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability.  These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount.  Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements.  If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract.  These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment.  Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Total return swaps are used in the asset/liability management process to mitigate the delta risk created when the Company has issued minimum guarantee insurance contracts linked to an index. These total return swaps generally provide for the exchange of the difference between fixed leg (tied to the Standard & Poor's (S&P) or other global market financial index) and floating leg (tied to the London Interbank Offered Rate (LIBOR)) amounts based on an underlying notional amount (also tied to the underlying index). Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

Variance swaps are used in the asset/liability management process to mitigate the gamma risk created when the Company has issued minimum guarantee insurance contracts linked to an index.  These variance swaps are similar to volatility options where the underlying index provides for the market value movements.  Variance swaps do not accrue interest. Typically, no cash is exchanged at the outset of initiating the variance swap and a single receipt or payment occurs at the maturity or termination of the contract.  Variance swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements.  If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract.  These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment.  Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Interest rate basis swaps are used in the overall asset/liability management process to modify the interest rate characteristics of the underlying liability to mitigate the basis risk of assets and liabilities resetting on different indices. These interest rate swaps generally provide for the exchange of the difference between a floating rate on one index to a floating rate of another index, based upon an underlying notional amount.  Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged at each due date. Swaps meeting hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements.  If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract.  These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment.  Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Cross currency swaps are utilized to mitigate risks when the Company holds foreign denominated assets or liabilities, therefore converting the asset or liability to a U.S. dollar denominated security. These cross currency swap agreements involve the exchange of two principal amounts in two different currencies at the prevailing currency rate at contract inception. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually where the terms of the swap must meet the terms of the hedged instrument.  For swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract, and the foreign currency translation adjustment is recorded as unrealized gain/loss in capital and surplus.  Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.  If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract.  These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

Futures contracts are used to hedge the liability risk associated with when the Company issues products providing the customer a return based on various global market indices.  Futures are marked to market on a daily basis whereby a cash payment is made or received by the Company.  These payments are recognized as realized gains or losses in the financial statements.

The Company issues products providing the customer a return based on the various global equity market indices.  The Company uses options to hedge the liability option risk associated with these products. Options are marked to fair value in the balance sheet and fair value adjustments are recorded as unassigned surplus in the financial statements. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment.

Caps are used in the asset/liability management process to mitigate the interest rate risk created due to a rapidly rising interest rate environment.  The caps are similar to options where the underlying interest rate index provides for the market value movements.  The caps do not accrue interest until the interest rate environment exceeds the caps strike rate. Cash is exchanged at the onset, and a single receipt or payment occurs at the maturity or termination of the contract.  Caps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements.  If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract.  These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment.  Caps that do not meet hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market.  Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing.  Forward-starting interest rate swaps are utilized to lock-in the current forward rate.  The accrual of income begins at the forward date, rather than at the inception date.  These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements.  Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period.  The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

The Company invests in domestic corporate debt securities denominated in US dollars.  If the issuers of these debt obligations fail to make timely payments, the value of the investment declines materially. The Company manages credit default risk through the purchase of credit default swaps.   As the buyer of credit default protection, the Company will pay a premium to an approved counterparty in exchange for a contingent payment should a defined credit event occur with respect to the underlying reference entity or asset.  Typically, the periodic premium or fee is expressed in basis points per notional.  Generally, the premium payment for default protection is made periodically, although it may be paid as an up-front fee for short dated transactions. Should a credit event occur, the Company may be required to deliver the reference asset to the counterparty for par.  Alternatively, settlement may be in cash.  These credit default swaps are carried on the balance sheet at amortized cost.  Premium payments made by the Company are recognized as investment expense. If we are unable to prove hedge effectiveness, the credit default swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.  Gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment.  The Company replicates investment grade corporate bonds or sovereign debt by combining a highly rated security as a cash component with a written credit default swap which, in effect, converts the high quality asset into an investment grade corporate asset or a sovereign debt.  The benefits of using the swap market to replicate credit include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame.  Generally, a premium is received by the Company on a periodic basis and recognized in investment income.  In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

The Company replicates hybrid fixed to floating treasuries by combining a U.S. Treasury cash component with a forward starting swap which, in effect converts a fixed U.S. Treasury into hybrid fixed to floating treasury.  The purpose of these replications is to aid duration matching between the treasuries and the supported liabilities. Generally these swaps are carried at amortized cost with periodic interest payments beginning at a future date.  Any early terminations are recognized as capital gains or losses. The Company complies with the specific rules established in AVR for replication transactions.

Separate Accounts

Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheet. The assets in the accounts, carried at estimated fair value, consist of underlying mutual fund shares, common stocks, long-term bonds and short-term investments. The separate accounts, held for individual policyholders, do not have any minimum guarantees, and the investment risks associated with the fair value changes are borne entirely by the policyholder.

The Company received variable contract premiums of $804,093, $900,396 and $888,892 in 2016, 2015 and 2014, respectively.  All variable account contracts are subject to discretionary withdrawal by the policyholder at the fair value of the underlying assets less the current surrender charge. Separate account contract holders have no claim against the assets of the general account.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)
Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.  The Company received $303,084, $318,664 and $329,455, in 2016, 2015 and 2014, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Separate account assets and liabilities reported in the accompanying financial statements consist of three types: guaranteed indexed, non-indexed guaranteed and nonguaranteed. Guaranteed indexed separate accounts represent funds invested by the Company for the benefit of contract holders who are guaranteed returns based on published indices. Non-indexed guaranteed separate accounts represent funds invested by the Company for the benefit of contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than guaranteed requirements is either transferred to or received from the general account and reported in the statements of operations. Guaranteed indexed and non-indexed guaranteed separate account assets and liabilities are carried at fair value.

The nonguaranteed separate account assets and liabilities represent group annuity funds segregated by the Company for the benefit of contract owners, who bear the investment risks. The assets and liabilities of the nonguaranteed separate accounts are carried at fair value.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law. For direct business issued after October 1964, the Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the month of death.  For policies assumed during 1992 from former affiliates, Monumental General Insurance Company and Monumental Life Insurance Group, Inc., and for all business from company mergers occurring in 1998, the Company waives deduction of deferred fractional premium upon death of the insured and returns any portion of the final premium paid beyond the month of death.  For fixed premium life insurance business resulting from company mergers occurring in 2004 and 2007, the Company waives deduction of deferred fractional premiums upon death of the insured and refunds portions of premiums unearned after the date of death.  Where appropriate, the Company holds a nondeduction and/or refund reserve.  The reserve for these benefits is computed using aggregate methods.  The reserves are equal to the greater of the cash surrender value and the legally computed reserve.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)
The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables, the 1912, 1941 and 1961 Standard Industrial Mortality Tables, the 1960 Commissioner's Standard Group Mortality Table, and the American Men, Actuaries and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.0 to 6.5 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioner's Reserve Valuation Method.

Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.  Generally, mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (1/2) of the extra premium charge for the year.  For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner's Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

Deferred annuity reserves are calculated according to the Commissioner's Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 1.25 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioner's Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)
Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined primarily by formula.

The liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, supplemental contracts and certain annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance, and are not reported as premiums, benefits or changes in reserves in the statement of operations.

The Company issues certain funding agreements with well-defined class-based annuity purchase rates defining either specific or maximum purchase rate guarantees.  However, these funding agreements are not issued to or for the benefit of an identifiable individual or group of individuals.  These contracts are classified as deposit-type contracts in accordance with SSAP No. 50.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)
Claims and Claim Adjustment Expense

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business. Unpaid claims include amounts for losses and related adjustment expenses and are estimates of the ultimate net costs of all losses, reported and unreported. These estimates are subject to the impact of future changes in claim severity, frequency and other factors.

Activity in the liability for unpaid claims and related processing costs net of reinsurance is summarized as follows:

	Unpaid Claims
	Liability			Unpaid Claims
	Beginning	Claims	Claims	Liability End
	of Year	Incurred	Paid	of Year
Year ended December 31, 2016
2016	$ -	$ 465,317	$ 310,609	$ 154,708
2015 and prior	287,935	347,625	504,911	130,649
	287,935	$ 812,942	$ 815,520	285,357
Active life reserve	820,456			887,071
Total accident and health
reserves	$ 1,108,391			$ 1,172,428

	Unpaid Claims
	Liability			Unpaid Claims
	Beginning	Claims	Claims	Liability End
	of Year	Incurred	Paid	of Year
Year ended December 31, 2015
2015	$ –	$ 433,438	$ 289,975	$ 143,463
2014 and prior	216,119	382,623	454,271	144,471
	216,119	$ 816,061	$ 744,246	287,934
Active life reserve	553,663			820,456
Total accident and health
reserves	$ 769,782			$ 1,108,390

The Company's unpaid claims reserve was increased (decreased) by $347,625 and $382,623 for the years ended December 31, 2016 and 2015, respectively, for health claims that were incurred prior to those balance sheet dates.  The change in 2016 resulted primarily from variances in the estimated frequency of claims and claims severity.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

The balance in the liability for unpaid accident and health claim adjustment expenses as of December 31, 2016 and 2015 was $5,194 and $5,094, respectively. The Company incurred $2,586 and paid $2,485 of claim adjustment expenses during 2016, of which $1,197 of the paid amount was attributable to insured or covered events of prior years. The Company incurred $6,688 and paid $4,525 of claim adjustment expenses during 2015, of which $2,277 of the paid amount was attributable to insured or covered events of prior years. The Company did not increase or decrease the claim adjustment expense provision for insured events of prior years during 2016 or 2015.

Reinsurance

Reinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of in force blocks of business are included in unassigned surplus and amortized into income as earnings emerge on the reinsured block of business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Consistency of Presentation

Differences in tabular totals and references between notes are caused by rounding differences not considered to be significant to the financial statement presentation. Prior year amounts have been reclassified to conform to current period presentation:

Management moved 2015 financial statement line items (FSLI) balances into other assets, other invested assets, and other liabilities on the Balance Sheet. 2015 amounts that were moved into the appropriate "other" grouping where insignificant to the financial statements (F/S). For 2015 balances, management moved goodwill into other assets, receivable for securities into other invested assets, and reinsurance in unauthorized reinsurers and deferred derivative gain into other liabilities. In the 2015 audited F/S, commissions to agents due or accrued was reported in other liabilities but in 2016 was reported as its own FSLI as the 2016 balance was material for yearly financial statement comparison purposes.

Management moved 2015 FSLI balances into other income and other expenses on the statement of operations. For 2015 audited balances, management moved income earned on company owned life insurance into other income and experience refunds and change in provision for liquidity guarantees into other expenses.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

Management moved 2015 FSLI balances reserve adjustment on reinsurance ceded, consideration on reinsurance transaction, and commission and expense allowances on reinsurance ceded into miscellaneous income on the statement of cash flows.

Recent Accounting Pronouncements

Effective January 1, 2017, the Company adopted revisions to SSAP No. 35R, Guaranty Fund and Other Assessments, which allows 1) expected renewals of short-term health contracts to be considered in determining the assets recognized from accrued guaranty fund liability assessments and 2) requires reporting entities to discount guaranty fund liabilities, and related assets, resulting from the insolvencies of insurers that wrote long-term care contracts The adoption of this guidance did not have a material impact on the financial position or results of operations of the Company.

Effective January 1, 2017, the Company adopted revisions to SSAP No. 51R, Life Contracts, which includes updates for new principle-based reserving (PBR) requirements, with references to Valuation Manual changes.  The Valuation Manual allows companies to continue using current reserve methodologies for a three-year period, beginning with the Valuation Manual operative date.  For policies issued after the operative date, formulaic calculations for some policies will be supplemented with more advanced deterministic and stochastic reserve methodologies.  The Company adopted the new requirements for certain of its term products.  The adoption of this guidance will not impact the Company's financial condition or results of operations.

Effective January 1, 2017, the Company adopted SSAP No. 41R, Surplus Notes.  Surplus notes held by investors that are rated an equivalent NAIC 1 or 2 designation by an approved NAIC credit rating provider will be reported at amortized cost, while non-rated surplus notes or those with an equivalent designation of 3 through 6 will be reported at the lower of amortized cost or fair value adoption of this guidance did not have a material impact on the financial position or results of operations of the Company.

Effective January 1, 2017, the Company adopted revisions to SSAP No. 103R, Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, which incorporates explicit accounting guidance on short sales and secured borrowing transactions when the insurer is the transferee.  The adoption of this guidance did not impact the financial position or results of operations of the Company.

Effective December 31, 2017, the Company will adopt revisions to SSAP No. 2R, Cash, Drafts and Short-term Investments, which reclassify money market mutual funds from short-term investments to cash equivalents and clarify that money market mutual funds shall be valued at fair value, allowing net asset value as a practical expedient. The adoption of this guidance will not have a material impact on the financial position or results of operations of the Company.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

Effective January 1, 2015 the Company adopted guidance that moves wholly-owned, single member/single asset LLCs where the underlying asset is real estate, into the scope of SSAP No. 40R, Real Estate Investments, when specific conditions are met, and clarifies in SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies, that these types of investments are within the scope of SSAP No. 40R.  The updated guidance mandates that such investments, previously accounted for as equity method investments under SSAP No. 48 and reported on Schedule BA, be converted to SSAP No. 40R Schedule A real estate through recognition of a cumulative effect of a change in accounting principle as if the reporting entity had followed SSAP No. 40R since the acquisition of the property.   The Company's holding of Transamerica Pyramid Properties, LLC (TPP) was scoped into this new requirement and has been classified as property held for the production of income.  The cumulative effect of adopting this standard was a $31,508 increase in capital and surplus as a result of the prescribed change in carrying basis of the TPP holding and the corresponding asset valuation reserve and deferred tax impacts. The adoption of this guidance resulted in a $2,000 decrease to admitted deferred tax assets.

Effective December 31, 2014, the Company adopted revisions to SSAP No. 104R, Share-Based Payments, which provides guidance for share-based payments transactions with non-employees.  The adoption of this revision did not impact the financial position and results of operations of the Company.

Effective December 15, 2014, the Company adopted SSAP No. 107, Accounting for Risk-Sharing Provisions of the Affordable Care Act, which establishes accounting treatment for the three risk sharing programs of the Affordable Care Act (ACA).  Disclosures related to the assets, liabilities and revenue elements by program, previously adopted in SSAP No. 35R, Guaranty Fund and Other Assessments – Revised, were moved to this SSAP.  The adoption of this standard did not impact the financial position or results of operations of the Company.

Effective January 1, 2014, the Company adopted SSAP No. 106, Affordable Care Act Assessments, which adopted with modifications the guidance in Accounting Standards Update (ASU) 2011-06:  Other Expenses – Fees Paid to the Federal Government by Health Insurers and moves the ACA Section 9010 fee guidance from SSAP No. 35R, to SSAP No. 106.  The adoption of this standard did not impact the financial position or results of operations of the Company.

Effective January 1, 2014, the Company adopted SSAP No. 105, Working Capital Finance Investments, which allows working capital finance investments to be admitted assets if certain criteria are met.  The adoption of this standard did not impact the financial position or results of operations of the Company.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

Effective January 1, 2014, the Company adopted revisions to SSAP No. 30, Investments in Common Stock (excluding investments in common stock of subsidiary, controlled or affiliated entities), which requires Federal Home Loan Bank (FHLB) capital stock to be reported at par value and expands the disclosures related to FHLB capital stock, collateral pledged to the FHLB and borrowing from the FHLB.  The adoption of these revisions did not impact the Company's financial position or results of operations, as the Company has no FHLB agreements.

Going Concern

Management has evaluated the ability of the Company to continue as a going concern and has determined that no substantial doubt exists with regard to the Company's ability to meet its obligations as they become due within one year after the issuance of the financial statements.

2. Accounting Changes and Correction of Errors

Prior year earnings of the Company were overstated $18,767, net of tax, as a result of the recording of insurance agency revenue on the Company.  This was corrected in 2016 and is reflected in other changes, net, in the Statements of Changes in Capital and Surplus.

During the first quarter of 2016, management determined that the Company's accretion policy was not correctly adjusting accretion yields for asset specific changes in future cash flow expectations which resulted in an understatement of investment income of $10,408, net of tax, relating to prior years. This was corrected in 2016 and is reflected in other changes, net, in the Statements of Changes in Capital and Surplus.

The Company had consistently reported reserves for all states using the Missouri Department of Insurance required modified 2001 CSO table in the valuation of certain limited underwriting policies. During 2015, Missouri rescinded this rule. The Company made a change in valuation bases relating to these policies to use the unmodified 2001 CSO table.  This resulted in a decrease to reserves of $3,192 which has been reported on Exhibit 5A – Change in Bases of Valuation During the Year.  Related to this change were corresponding decreases in the deferred premium asset of $1,034 and the uncollected premium asset of $30.  These amounts were credited to surplus and are reported on the cumulative effect of changes in accounting principles line.

During 2015, the Company made a change in valuation bases relating to its Long-Term Care business.  A change was made to use a morbidity table that is consistent with leading industry practice where claims are determined using a first-site, first-principles approach.  This change resulted in an increase in A&H reserves of $231,254 which has been reported on Exhibit 5A – Changes in Bases of Valuation During the Year.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

During 2015, the Company discovered an error in the calculation of the modified coinsurance reserve adjustment for an affiliated reinsurance transaction with MLIC Re I.  The cumulative impact of the error was an understatement of payables of $9,500. This has been reflected as a correction of an error in the capital and surplus accounts of the Statements of Changes in Capital and Surplus.

During 2014, the Company discovered that the reserve credit reported under an affiliated reinsurance agreement included risks to be retained by the Company. The impact of this error was an understatement of the reserve liability and overstatement of capital and surplus of $11,828 as of December 31, 2013. This was corrected in 2014 and is reflected as a correction of an error in the capital and surplus accounts of the Statements of Changes in Capital and Surplus.

The 2015 Annual Statement incorrectly included non-cash activity related to derivative amortization, an amendment to an affiliated reinsurance agreement, and the recently adopted guidance of SSAP No. 40R (See Note 1), Real Estate Investments, in the Cash Flow. The ending balance of cash, cash equivalents and short-term investments did not change as a result of these adjustments.
3. Fair Values of Financial Instruments

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Determination of fair value

The fair values of financial instruments are determined by management after taking into consideration several sources of data.  When available, the Company uses quoted market prices in active markets to determine the fair value of its investments.  The Company's valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services.  In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes.  Lastly, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents.  Any changes to their methodologies are noted and reviewed for reasonableness.  In addition, the Company performs in-depth reviews of prices received from third-party pricing services on a sample basis.  The objective for such reviews is to demonstrate that the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies.  Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

Each month, the Company performs an analysis of the information obtained from indices, third-party services and brokers to ensure that the information is reasonable and produces a reasonable estimate of fair value.  The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar securities, review of pricing statistics and trends, and consideration of recent relevant market events.  Other controls and procedures over pricing received from indices, third-party pricing services or brokers include validation checks such as exception reports which highlight significant price changes, stale prices or un-priced securities.

Fair value hierarchy

The Company's financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, Fair Value Measurements.  The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset's or a liability's classification is based on the lowest level input that is significant to its measurement.  For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3).  The levels of the fair value hierarchy are as follows:

Level 1-  Unadjusted quoted prices for identical assets or liabilities in active marketsaccessible at the measurement date.

Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a)	Quoted prices for similar assets or liabilities in active markets
b)	Quoted prices for identical or similar assets or liabilities in non-active markets
c)	Inputs other than quoted market prices that are observable
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 -	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company's own assumptions about the assumptions a market participant would use in pricing the asset or liability.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments is either reported at fair value or amortized cost (which approximates fair value).  Cash is not included in the below tables.

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair value.

Bonds and Stocks: The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method.  The fair values of bonds and stocks are reported or determined using the following pricing sources: indices, third-party pricing services, brokers, external fund managers and internal models.

Fair values for fixed maturity securities (including redeemable preferred stock) actively traded are determined from third-party pricing services, which are determined as discussed above in the description of Level 1 and Level 2 values within the fair value hierarchy.  For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from third-party pricing services, or are based on non-binding broker quotes or internal models. In the case of private placements, fair values are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flows analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Real Estate: Real estate held for sale is typically valued utilizing independent external appraisers in conjunction with reviews by qualified internal appraisers. Valuations are primarily based on active market prices, adjusted for any difference in the nature, location or condition of the specific property.  If such information is not available, other valuation methods are applied, considering the value that the property's net earning power will support, the value indicated by recent sales of comparable properties and the current cost of reproducing or replacing the property.

Other Invested Assets: The fair values for other invested assets, which include investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds, were determined primarily by using indices, third-party pricing services and internal models.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)
Derivative Financial Instruments: The estimated fair values of equity and interest rate options (calls, puts, caps) are based upon the latest quoted market price at the balance sheet date.  The estimated fair values of swaps, including equity, interest rate and currency swaps, are based on pricing models or formulas using current assumptions.  The estimated fair values of credit default swaps are based upon active market data, including interest rate quotes, credit spreads, and recovery rates, which are then used to calculate probabilities of default for the fair value calculation.  The Company accounts for derivatives that receive and pass hedge accounting in the same manner as the underlying hedged instrument.  If that instrument is held at amortized cost, then the derivative is also held at amortized cost.

Policy Loans: The fair value of policy loans is considered to approximate the book value of the loan, which is stated at unpaid principal balance.

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short-term and long-term debt instruments. The fair values of these investments are determined using the methods described above under Cash, Cash Equivalents and Short-Term Investments and Bonds and Stocks.

Receivable From/Payable to Parent, Subsidiaries and Affiliates: The carrying amount of receivable from/payable to affiliates approximates their fair value.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices when available. When not available, they are primarily valued either using third-party pricing services or are valued in the same manner as the general account assets as further described in this note.  The fair value of separate account annuity liabilities is based on the account value for separate accounts business without guarantees.  For separate accounts with guarantees, fair value is based on discounted cash flows.

Investment Contract Liabilities: Fair value for the Company's liabilities under investment contracts, which include deferred annuities, GICs and funding agreements, are estimated using discounted cash flow calculations.  The carrying value of the Company's liabilities for deferred annuities with minimum guaranteed benefits is determined using a stochastic valuation as described in Note 8, which approximates the fair value.  For investment contracts without minimum guarantees, fair value is estimated using discounted cash flows.  For those liabilities that are short in duration, carrying amount approximates fair value.  For investments contracts with no defined maturity, fair value is estimated to be the present surrender value.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)
Deposit-Type Contracts: The carrying amounts of deposit-type contracts reported in the accompanying balance sheets approximate their fair values. These are included in the Investment Contract Liabilities.

Surplus Notes: Fair values for surplus notes are estimated using a discounted cash flow analysis based on the Company's current incremental borrowing rate for similar types of borrowing arrangements.

The Company accounts for its investments in affiliated common stock in accordance with SSAP No. 97, as such, they are not included in the following disclosures.

Fair values for the Company's insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

The following tables set forth a comparison of the estimated fair values and carrying amounts of the Company's financial instruments, including those not measured at fair value in the balance sheets, as of December 31, 2016 and 2015, respectively:

	December 31
	2016
	Estimated Fair Value	Admitted Assets	(Level 1)	(Level 2)	(Level 3)
Admitted assets
Cash equivalents and short-term
investments, other than affiliates	$ 1,184,092	$ 1,184,092	$ –	$ 1,184,092	$ –
Short-term notes receivable from affiliates	74,100	74,100	–	74,100	–
Bonds	14,424,146	13,230,216	2,055,240	12,054,988	313,918
Preferred stocks, other than affiliates	9,818	10,449	–	2,491	7,327
Common stocks, other than affiliates	111,964	111,964	2	68	111,894
Mortgage loans on real estate	1,612,868	1,598,685	–	–	1,612,868
Other invested assets	118,128	108,433	–	115,229	2,899
Options	15,369	15,369	20	15,349	–
Interest rate swaps	13,767	7,206	–	13,767	–
Currency swaps	13,399	6,880	–	13,399	–
Credit default swaps	1,381	1,139	–	1,381	–
Equity swaps	2,764	2,764	–	2,764	–
Policy loans	926,400	926,400	–	926,400	–
Securities lending reinvested collateral	425,875	425,875	–	425,875	–
Receivable from parent, subsidiaries
and affiliates	–	–	–	–	–
Separate account assets	20,813,832	20,813,832	18,770,629	2,043,126	77

Liabilities
Investment contract liabilities	3,482,582	2,390,142	-	46,327	3,436,255
Interest rate swaps	(268,876)	21,383	–	(268,876)	–
Currency swaps	18,240	11,459	–	18,240	–
Credit default swaps	(943)	4,663	–	(943)	–
Equity swaps	15,545	15,545	–	15,545	–
Payable to parent, subsidiaries
and affiliates	–	64,869	–	64,869	–
Separate account annuity liabilities	18,772,441	18,772,441	460	18,771,981	–
Surplus notes	186,730	160,000	–	186,730	–

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

	December 31
	2015
	Aggregate Fair Value	Admitted Assets	(Level 1)	(Level 2)	(Level 3)
Admitted assets
Cash equivalents and short-term
investments, other than affiliates	$ 688,590	$ 688,590	$ –	$ 688,590	$ –
Short-term notes receivable from affiliates	252,700	252,700	–	252,700	–
Bonds	15,257,097	14,471,372	840,435	13,858,694	557,968
Preferred stocks, other than affiliates	5,579	6,428	–	5,443	136
Common stocks, other than affiliates	50,528	50,528	547	56	49,925
Mortgage loans on real estate	1,755,636	1,687,756	–	–	1,755,636
Other invested assets	136,311	124,209	–	127,332	8,979
Options	27,350	27,350	36	27,314	–
Interest rate swaps	10,168	1,794	–	10,168	–
Currency swaps	13,008	6,136	–	13,008	–
Credit default swaps	1,618	1,660	–	1,618	–
Equity swaps	5,628	5,628	–	5,628	–
Policy loans	925,179	925,179	–	925,179	–
Securities lending reinvested collateral	354,051	354,051	–	354,051	–
Separate account assets	20,127,597	20,127,597	18,107,122	2,018,606	1,869

Liabilities
Investment contract liabilities	3,715,884	3,265,942	–	46,307	3,669,577
Equity swaps	5,972	5,972	–	5,972	–
Interest rate swaps	(408,022)	9,552	–	(408,022)	–
Currency swaps	9,748	2,226	–	9,748	–
Credit default swaps	7,963	5,018	–	7,963	–
Payable to parent, subsidiaries
and affiliates	83,509	83,509	–	83,509	–
Separate account annuity liabilities	17,942,576	17,942,576	–	17,942,576	–
Surplus notes	179,219	160,000	–	179,219	–

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

The following tables provide information about the Company's financial assets and liabilities measured at fair value as of December 31, 2016 and 2015:

2016

	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Government	$ –	$ 749	$ –	$ 749
Industrial and miscellaneous	–	1,758	28,650	30,408
Total bonds	–	2,507	28,650	31,157
Preferred stock
Industrial and miscellaneous	–	–	7,326	7,326
Total preferred stock	–	–	7,326	7,326
Common stock
Mutual funds	–	68	–	68
Industrial and miscellaneous	2	–	111,894	111,896
Total common stock	2	68	111,894	111,964
Short-term
Government	–	219,445	–	219,445
Industrial and miscellaneous	–	962,775	–	962,775
Intercompany notes receivable	–	74,100	–	74,100
Sweep accounts	–	1,872	–	1,872
Total short-term	–	1,258,192	–	1,258,192
Securities lending reinvested collateral	–	425,875	–	425,875
Derivative assets	20	25,191	–	25,211
Separate account assets	(1,012,247)	2,043,126	77	1,030,956
Total assets	$ (1,012,225)	$ 3,754,959	$ 147,947	$ 2,890,681
Liabilities:
Derivative liabilities	$ –	$ 32,205	$ –	$ 32,205
Separate account liabilities	460	–	–	460
Total liabilities	$ 460	$ 32,205	$ –	$ 32,665

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

2015

	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Government	$ –	$ 716	$ –	$ 716
Industrial and miscellaneous	–	5,510	28,112	33,622
Hybrid Securities	–	14,155	–	14,155
Total bonds	–	20,381	28,112	48,493
Preferred stock
Industrial and miscellaneous	–	–	136	136
Total preferred stock	–	–	136	136
Industrial and miscellaneous	547	1	49,925	50,473
Total common stock	547	56	49,925	50,528
Short-term
Government	–	5,494	–	5,494
Industrial and miscellaneous	–	449,315	–	449,315
Mutual funds	–	232,995	–	232,995
Intercompany notes receivable	–	252,700	–	252,700
Sweep accounts	–	786	–	786
Total short-term	–	941,290	–	941,290
Securities lending reinvested collateral	–	354,051	–	354,051
Derivative assets	35	34,547	–	34,582
Separate account assets	18,107,122	2,018,606	9,046	20,134,775
Total assets	$ 18,107,704	$ 3,368,931	$ 87,219	$ 21,563,855

Liabilities:
Derivative liabilities	$ –	$ 12,194	$ –	$ 12,194
Separate account liabilities	4,448	–	–	4,448
Total liabilities	$ 4,448	$ 12,194	$ –	$ 16,642

Bonds classified in Level 2 are valued using inputs from third party pricing services or broker quotes. Bonds classified in Level 3 are primarily those valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilize significant inputs that are not market observable.

Preferred stock classified in Level 3 is internally valued using significant unobservable inputs.

Common stocks classified in Level 3 are comprised primarily of shares in the Federal Home Loan Bank (FHLB) of Des Moines, which are valued at par as a proxy for fair value as a result of restrictions that allow redemptions only by FHLB.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

Short-term investments are classified as Level 2 and carried at amortized cost or fair value.  Because of the highly liquid nature of these assets, carrying amounts are used to approximate fair value when amortized cost is used.

Securities lending reinvested collateral is valued and classified in the same way as the underlying collateral, which is primarily composed of short-term investments.

Derivatives classified as Level 2 represent over-the-counter (OTC) contracts valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other OTC trades, or external pricing services.

Separate account assets and liabilities are valued and classified in the same way as general account assets and liabilities (described above).

During 2016 and 2015, there were no transfers between Level 1 and 2, respectively.

The following tables summarize the changes in assets and liabilities classified in Level 3 for 2016 and 2015:

				Total Gains	Total Gains
	Balance at	Transfers	Transfers	and (Losses)	and (Losses)
	January 1,	into	out of	Included in	Included in
	2016	Level 3	Level 3	Net income (a)	Surplus (b)
Bonds
RMBS	$ 168	$ –	$ 167	$ (11)	$ 10
Other	27,944	–	2,580	(834)	8,711
Preferred stock	136	–	–	–	(232)
Common stock	49,925	–	–	–	14,969
Separate account assets	9,046	–	471	(7)	59,148
Total	$ 87,219	$ –	$ 3,218	$ (852)	$ 82,606

					Balance at
					December 31,
	Purchases	Issuances	Sales	Settlements	2016
Bonds
RMBS	$ –	$ –	$ –	$ –	$ –
Other	–	–	–	4,591	28,650
Preferred stock	7,422	–	–	–	7,326
Common stock	46,996	–	–	(4)	111,894
Separate account assets	–	–	–	67,639	77
Total	$ 54,418	$ –	$ –	$ 72,226	$ 147,947

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

				Total Gains	Total Gains
	Balance at	Transfers	Transfers	and (Losses)	and (Losses)
	January 1,	into	out of	Included in	Included in
	2015	Level 3	Level 3	Net income (a)	Surplus (b)
Bonds
RMBS	$ 176	$ –	$ –	$ (31)	$ 23
Other	36,984	9,484	7,097	(3,204)	(5,526)
Preferred stock	136	–	–	–	–
Common stock	41,280	–	–	3,727	23,877
Derivatives	3,241	–	–	–	–
Separate account assets	13,969	–	–	(309)	68
Total	$ 95,786	$ 9,484	$ 7,097	$ 183	$ 18,442

					Balance at
					December 31,
	Purchases	Issuances	Sales	Settlements	2015
Bonds
RMBS	$ –	$ –	$ –	$ –	$ 168
Other	–	–	–	2,697	27,944
Preferred stock	–	–	–	–	136
Common stock	4	–	–	18,963	49,925
Derivatives	–	–	–	3,241	–
Separate account assets	–	90	–	4,772	9,046
Total	$ 4	$ 90	$ –	$ 29,673	$ 87,219

           (a) Recorded as a component of Net Realized Capital Gains/Losses in the Statements of Operations
           (b) Recorded as a component of Change in Net Unrealized Capital Gains/Losses in the Statements of Changes in Capital and Surplus

The Company's policy is to recognize transfers in and out of Level 3 as of the beginning of the reporting period.

Transfers in for bonds were the result of a security being carried at amortized cost at December 31, 2014, subsequently changing to being carried at fair value during 2016 and 2015.

Transfers out for bonds were attributed to securities being carried at fair value at December 31, 2015 and 2014, subsequently changing to being carried at amortized cost during 2016 and 2015.

Transfers out for separate account bonds were attributable to securities being valued using broker quotes at December 31, 2015, subsequently changing to being valued using third-party vendor inputs which utilize unobservable inputs during 2016.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

Nonrecurring fair value measurements

As indicated in Note 1, real estate held for sale is measured at the lower of carrying amount or fair value less cost to sell.  As of December 31, 2016, the Company has several parcels of land that are held for sale. Therefore, these properties are carried at fair value less cost to sell, which amounts to $1,598. One parcel of land has a carrying amount less than its fair value and therefore is not carried at fair value as of December 31, 2016.
The Company also had parcels of land that were held for sale as of December 31, 2015. Fair value less cost to sell of these properties was $10,264. No parcels of land had a carrying amount less than its fair value and therefore no parcels of land were carried at fair value as of December 31, 2015.
Fair value was determined by utilizing an external appraisal following the sales comparison approach.  The fair value measurements are classified in Level 3 as the comparable sales and adjustments for the specific attributes of these properties are not market observable inputs.
4. Investments

The carrying amounts and estimated fair values of investments in bonds and preferred stocks are as follows:

			Gross	Gross
			Unrealized	Unrealized
		Gross	Losses 12	Losses less	Estimated
	Carrying	Unrealized	Months or	Than 12	Fair
	Amount	Gains	More	Months	Value
December 31, 2016
Unaffiliated bonds:
United States Government and
agencies	$ 1,844,826	$ 64,036	$ 1,303	$ 78,735	$ 1,828,824
State, municipal and other
government	471,784	36,529	900	7,486	499,927
Hybrid securities	158,787	7,790	12,956	633	152,988
Industrial and miscellaneous	8,702,769	1,176,570	42,404	38,902	9,798,034
Mortgage and other asset-backed
securities	2,052,050	126,370	15,135	18,911	2,144,373
	13,230,216	1,411,295	72,698	144,667	14,424,146
Unaffiliated preferred stocks	10,449	108	739	–	9,818
	$ 13,240,665	$1,411,403	$ 73,437	$ 144,667	$ 14,433,964

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

			Gross	Gross
			Unrealized	Unrealized
		Gross	Losses 12	Losses less	Estimated
	Carrying	Unrealized	Months or	Than 12	Fair
	Amount	Gains	More	Months	Value
December 31, 2015
Unaffiliated bonds:
United States Government and
agencies	$ 555,591	$ 58,059	$ 1,957	$ 3,700	$ 607,993
State, municipal and other
government	479,282	48,529	4,993	4,405	518,413
Hybrid securities	441,465	13,629	51,737	4,294	399,063
Industrial and miscellaneous	9,857,896	922,957	138,537	128,037	10,514,279
Mortgage and other asset-backed
securities	3,137,138	141,054	44,731	16,112	3,217,349
	14,471,372	1,184,228	241,955	156,548	15,257,097
Unaffiliated preferred stocks	6,428	194	1,043	–	5,579
	$ 14,477,800	$ 1,184,422	$ 242,998	$ 156,548	$ 15,262,676

At December 31, 2016 and 2015, respectively, for bonds and preferred stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 148 and 261 securities with a carrying amount of $714,073 and $1,462,358 and an unrealized loss of $73,437 and $242,998 with an average price of 89.7 and 83.4 (fair value/amortized cost).  Of this portfolio, 64.2% and 78.1% were investment grade with associated unrealized losses of $40,791 and $155,837, respectively.

At December 31, 2016 and 2015, respectively, for bonds and preferred stocks that have been in a continuous loss position for less than twelve months, the Company held 571 and 781 securities with a carrying amount of $3,287,884 and $4,034,724 and an unrealized loss of $144,667 and $156,548 with an average price of 95.6 and 96.1 (fair value/amortized cost). Of this portfolio, 95.9% and 95.5% were investment grade with associated unrealized losses of $137,389 and $140,337, respectively.

At December 31, 2016 and 2015, respectively, for common stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 0 and 4 securities with a cost of $0 and $17 and an unrealized loss of $0 and $3 with an average price of 0 and 81.6 (fair value/cost).

At December 31, 2016 and 2015, respectively, for common stocks that have been in a continuous loss position for less than twelve months, the Company held 4 and 2 securities with a cost of $17 and $0 and an unrealized loss of $3 and $0 with an average price of 81.6 and 63.5 (fair value/cost).

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

The estimated fair value of bonds, preferred stocks and common stocks with gross unrealized losses at December 31, 2016 and 2015 is as follows:

	Losses 12	Losses Less
	Months or	Than 12
	More	Months	Total
December 31, 2016

Unaffiliated bonds:
United States Government and agencies	$ 8,977	$ 1,025,289	$ 1,034,266
State, municipal and other government	7,326	113,985	121,311
Hybrid securities	60,309	21,919	82,228
Industrial and miscellaneous	393,876	1,229,405	1,623,281
Mortgage and other asset-backed securities	168,887	752,620	921,507
	639,375	3,143,218	3,782,593
Unaffiliated preferred stocks	1,261	–	1,261
Unaffiliated common stocks	–	13	13
	$ 640,636	$ 3,143,231	$ 3,783,867

	Losses 12	Losses Less
	Months or	Than 12
	More	Months	Total
December 31, 2015

Unaffiliated bonds:
United States Government and agencies	$ 18,769	$ 83,312	$ 102,081
State, municipal and other government	27,042	97,550	124,592
Hybrid securities	163,428	60,350	223,778
Industrial and miscellaneous	539,928	2,463,136	3,003,064
Mortgage and other asset-backed securities	468,235	1,173,830	1,642,065
	1,217,402	3,878,178	5,095,580
Unaffiliated preferred stocks	1,956	–	1,956
Unaffiliated common stocks	14	–	14
	$ 1,219,372	$ 3,878,178	$ 5,097,550

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

The carrying amount and estimated fair value of bonds at December 31, 2016, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

		Estimated
	Carrying	Fair
	Amount	Value
Due in one year or less	$ 435,979	$ 440,843
Due after one year through five years	1,859,874	1,968,619
Due after five years through ten years	1,786,902	1,922,936
Due after ten years	7,095,411	7,947,375
	11,178,166	12,279,773
Mortgage and other asset-backed securities	2,052,050	2,144,373
	$ 13,230,216	$ 14,424,146

The following structured notes were held at December 31, 2016:

CUSIP Identification	Actual Cost	Fair Value	Book / Adjusted Carrying Value	Mortgage- Referenced Security (YES/NO)
44965TAA5	$ 4,384	$ 4,168	$ 4,386	NO
871928AW7	6,232	29,680	27,315	NO
912810QV3	9,959	8,977	10,281	NO
912810RA8	184,686	213,454	194,230	NO
912810RL4	400,160	407,605	408,801	NO
Total	$ 605,421	$ 663,884	$ 645,013

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

The following table provides the number of 5* securities, aggregate book adjusted carrying value and aggregate fair value by investment type:

	Number of	Book / Adjusted
	5* Securities	Carrying Value	Fair Value
December 31, 2016
Bonds, amortized cost	1	$1,490	$1,543
Loan-backed and structured
securities, amortized cost	1	6	6
Total	2	$1,496	$1,549

December 31, 2015
Bonds, amortized cost	1	$7,333	$7,395
Loan-backed and structured
securities, amortized cost	2	608	551
Total	3	$7,941	$7,946

For impairment policies related to non-structured and structured securities, refer to Note 1 under Investments.

As of December 31, 2016, the Company's portfolio had investments in an unrealized loss position which had a fair value of $1,032,970, with a carrying value of $1,113,008, resulting in a gross unrealized loss of $80,038.  The Company's government issued available-for-sale debt securities include US Treasury bonds. All of the issuers in the sector continue to make payments in accordance with the original bond agreements. Fair value changes are driven by interest rate movements.

There were no loan-backed and structured securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold during the years ended December 31, 2016, 2015, or 2014.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

The following tables provide the aggregate totals for loan-backed and structured securities with a recognized OTTI due to the Company's cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security's effective yield.

	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year ended December 31, 2016
1st quarter present value of
cash flows expected to be less
than the amortized cost basis	$ 9,786	$ 734	$ 9,052	$ 7,952
2nd quarter present value of
cash flows expected to be less
than the amortized cost basis	–	–	–	–
3rd quarter present value of
cash flows expected to be less
than the amortized cost basis	14,575	443	14,132	13,616
4th quarter present value of
cash flows expected to be less
than the amortized cost basis	43,857	2,687	41,170	24,054
Aggregate total	$ 68,218	$ 3,864	$ 64,354	$ 45,622

	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year ended December 31, 2015
1st quarter present value of
cash flows expected to be less
than the amortized cost basis	$ 11,003	$ 711	$ 10,292	$ 9,833
2nd quarter present value of
cash flows expected to be less
than the amortized cost basis	72,681	3,988	68,693	52,299
3rd quarter present value of
cash flows expected to be less
than the amortized cost basis	7,416	25	7,391	6,933
4th quarter present value of
cash flows expected to be less
than the amortized cost basis	5,541	332	5,209	3,905
Aggregate total	$ 96,641	$ 5,056	$ 91,585	$ 72,970

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year ended December 31, 2014
1st quarter present value of
cash flows expected to be less
than the amortized cost basis	$ 69,315	$ 1,781	$ 67,534	$ 39,500
2nd quarter present value of
cash flows expected to be less
than the amortized cost basis	49,878	1,846	48,032	35,679
3rd quarter present value of
cash flows expected to be less
than the amortized cost basis	47,782	20,158	27,624	36,334
4th quarter present value of
cash flows expected to be less
than the amortized cost basis	20,262	1,607	18,655	16,151
Aggregate total	$ 187,237	$ 25,392	$ 161,845	$ 127,664

The following loan-backed and structured securities were held at December 31, 2016, for which an OTTI was recognized during the current reporting period:

CUSIP	Amortized Cost before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
24763LDE7	$ 159	$ 137	$ 22	$ 137	$ 138	1Q 2016
35729PPC8	423	114	309	114	82	1Q 2016
75970QAH3	1,060	1,014	46	1,014	945	1Q 2016
75970QAJ9	2,535	2,421	114	2,421	2,203	1Q 2016
75971EAF3	3,496	3,335	161	3,335	2,909	1Q 2016
83611MMM7	2,113	2,031	82	2,031	1,675	1Q 2016
14984WAA8	4,650	4,306	344	4,306	3,744	3Q 2016
75970QAJ9	1,928	1,928	–	1,928	1,924	3Q 2016
759950GA0	1,823	1,809	14	1,809	1,798	3Q 2016
126380AB0	6,174	6,089	85	6,089	6,150	3Q 2016
35729PPC8	95	49	45	49	86	4Q 2016
41161XAC0	2,165	1,810	356	1,810	2,154	4Q 2016
07325WAE2	41,597	39,311	2,286	39,311	21,814	4Q 2016
			$ 3,864

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of  December 31, 2016 and 2015 is as follows:

	Losses 12	Losses Less
	Months or	Than 12
	More	Months
Year ended December 31, 2016
The aggregate amount of unrealized losses	$ 15,135	$ 37,367
The aggregate related fair value of securities with unrealized losses	168,887	782,581

	Losses 12	Losses Less
	Months or	Than 12
	More	Months
Year ended December 31, 2015
The aggregate amount of unrealized losses	$ 70,919	$ 16,384
The aggregate related fair value of securities with unrealized losses	497,200	1,192,005

Detail of net investment income is presented below:

	Year Ended December 31
	2016	2015	2014
Income:
Bonds	$ 710,033	$ 685,467	$ 676,182
Preferred stocks	227	1,203	2,252
Common stocks	46,485	20,610	18,430
Mortgage loans on real estate	82,224	97,633	98,459
Real estate	31,665	30,522	5,583
Policy loans	50,559	51,402	52,384
Cash, cash equivalents and
short-term investments	6,070	1,336	797
Derivatives	9,790	(5,862)	1,709
Other invested assets	13,872	19,277	8,642
Other	5,836	10,482	4,806
Gross investment income	956,761	912,070	869,244
Less investment expenses	72,176	71,236	43,274
Net investment income	$ 884,585	$ 840,834	$ 825,970

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

Proceeds from sales and other disposals (excluding maturities) of bonds and preferred stock and related gross realized capital gains and losses were as follows:

	Year Ended December 31
	2016	2015	2014

Proceeds	$ 4,888,465	$ 3,379,615	$ 1,761,136

Gross realized gains	$ 167,992	$ 38,484	$ 13,103
Gross realized losses	(91,022)	(19,618)	(19,222)
Net realized capital gains (losses)	$ 76,970	$ 18,866	$ (6,119)

The Company had gross realized losses which relate to losses recognized on other-than-temporary declines in the fair value of bonds and preferred stocks for the years ended December 31, 2016, 2015 and 2014 of $9,499, $5,623 and $25,788, respectively.

Net realized capital gains (losses) on investments are summarized below:

	Realized
	Year Ended December 31
	2016	2015	2014

Bonds	$ 67,594	$ 11,867	$ (27,107)
Preferred stocks	(324)	1,375	(4,800)
Common stocks	186	3,433	1,037
Mortgage loans on real estate	18,849	(6,924)	(1,010)
Real estate	55	(760)	(4,098)
Cash, cash equivalents and short-term investments	24	3	9
Derivatives	217	(43,877)	37,103
Other invested assets	(17,503)	27,846	25,769
	69,098	(7,037)	26,903
Federal income tax effect	(3,804)	(17,108)	(4,261)
Transfer (to) from interest maintenance reserve	(76,685)	3,113	(6,980)
Net realized capital (losses) gains on investments	$ (11,391)	$ (21,032)	$ 15,662
At December 31, 2016, and 2015, the Company had no investments in restructured securities.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

The changes in net unrealized capital gains and losses on investments, including the changes in net unrealized foreign capital gains and losses were as follows:

	Change in Unrealized
	Year Ended December 31
	2016	2015	2014

Bonds	$ 17,650	$ (10,977)	$ 21,255
Preferred stocks	(232)	–	–
Common stocks	14,970	23,258	(550)
Affiliated entities	(18,824)	10,397	2,328
Mortgage loans on real estate	–	–	247
Cash, cash equivalents and short-term investments	(56)	–	–
Derivatives	(24,747)	(148)	(121,278)
Other invested assets	3,338	(45,292)	(17,647)
Change in unrealized capital (losses) gains, before tax	(7,901)	(22,762)	(115,645)
Taxes on unrealized capital gains/losses	(9,049)	10,318	32,482
Change in unrealized capital (losses) gains, net of tax	$ (16,950)	$ (12,444)	$ (83,163)

The credit qualities of mortgage loans by type of property for the year ended December 31, 2016 were as follows:

	Farm	Commercial	Mezzanine	Total
AAA - AA	$ –	$ 796,653	$ –	$ 796,653
A	15,369	666,241	–	681,610
BBB	–	116,669	–	116,669
BB	–	1,287	–	1,287
	$ 15,369	$ 1,580,850	$ –	$ 1,596,219

The credit quality for commercial and farm mortgage loans was determined based on an internal credit rating model which assigns a letter rating to each mortgage loan in the portfolio as an indicator of the credit quality of the mortgage loan.  The internal credit rating model was designed based on rating agency methodology, then modified for credit risk associated with the Company's mortgage lending process, taking into account such factors as projected future cash flows, net operating income, and collateral value.  The model produces a credit rating score and an associated letter rating which is intended to align with S&P ratings as closely as possible.  Information supporting the credit risk rating process is updated at least annually.

During 2016, the maximum and minimum lending rates for commercial mortgage loans were 5.24% and 3.60%, respectively.  The maximum percentage of any one mortgage loan to the value of the underlying real estate originated or acquired during the year ending December 31, 2016 at the time of origination or acquisition was 75%. During 2016, the Company did not reduce interest rates on any outstanding mortgages.  At December 31, 2016, mortgage loans with a carrying value of $29 were non‑income producing for the previous 180 days. There was no accrued interest related to these mortgage loans that required excluding the amount from investment income at December 31, 2016.  The Company did not have any taxes, assessments and other amounts advanced not included in the mortgage loan total for the year ended December 31, 2016.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

During 2015, the maximum and minimum lending rates for commercial mortgage loans were 6.75% and 3.44%, respectively.  The maximum percentage of any one mortgage loan to the value of the underlying real estate originated or acquired during the year ending December 31, 2015 at the time of origination or acquisition was 87%. During 2015, the Company reduced the interest rate by 1.6% on one outstanding mortgage loans with statement value of $9,267. At December 31, 2015, mortgage loans with a carrying value of $196 were non‑income producing for the previous 180 days. There was no accrued interest related to these mortgage loans that required excluding the amount from investment income at December 31, 2015.  The Company did not have any taxes, assessments and other amounts advanced not included in the mortgage loan total for the year ended December 31, 2015.

The following tables provide the age analysis of mortgage loans aggregated by type:

December 31, 2016				Residential		Commercial
			Farm	Insured	All Other	Insured	All Other	Mezzanine	Total

	Recorded Investment (All)
	(a)	Current	$ 15,369	$ –	$ 463	$ –	$ 1,580,850	$ –	$ 1,596,682
	(b)	30-59 Days Past Due	–	–	1,922	–	–	–	1,922
	(c)	60-89 Days Past Due	–	–	42	–	–	–	42
	(d)	90-179 Days Past Due	–	–	11	–	–	–	11
	(e)	180+ Days Past Due	–	–	29	–	–	–	29

December 31, 2015				Residential		Commercial
			Farm	Insured	All Other	Insured	All Other	Mezzanine	Total

	Recorded Investment (All)
	(a)	Current	$ 35,795	$ –	$ 704	$ –	$ 1,613,761	$ 34,865	$ 1,685,125
	(b)	30-59 Days Past Due	–	–	2,099	–	–	–	2,099
	(c)	60-89 Days Past Due	–	–	178	–	–	–	178
	(d)	90-179 Days Past Due	–	–	158	–	–	–	158
	(e)	180+ Days Past Due	–	–	196	–	–	–	196

At December 31, 2016 and 2015 there were no recorded investments in impaired loans with a related allowance for credit losses. The Company held no allowances for credit losses on mortgage loans at December 31, 2016 or December 31, 2015.  There was no average recorded investment in impaired loans during 2016 or 2015. There was no recorded investment in impaired loans without an allowance for credit losses during 2016 or 2015.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2016	2015	2014

Balance at beginning of period	$ –	$ –	$ 247
Additions, net charged to operations	–	–	528
Recoveries in amounts previously charged off	–	–	(775)
Balance at end of period	$ –	$ –	$ –

The following table provides the aggregate and corresponding amounts of mortgage loans derecognized as a result of foreclosure:

		Year Ended December 31
	2016		2015

Aggregate amount of mortgage loans derecognized		$ 37	$ –
Real estate collateral recognized		37	–
Other collateral recognized		–	–
Receivables recognized from a government guarantee of
the foreclosed mortgage loan		–	–

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms.  Interest income on non-performing loans generally is recognized on a cash basis. The Company recognized $0, $0 and $472 of interest income on impaired loans for the years ended December 31, 2016, 2015 and 2014, respectively.  The Company recognized interest income on a cash basis of $0, $0 and $484 for the years ended December 31, 2016, 2015 and 2014, respectively.

The fair value of property is determined based on an appraisal from a third-party appraiser, along with information obtained from discussions with internal asset managers and a listing broker regarding recent comparable sales data and other relevant property information. Impairment losses of $581, $297 and $3,927 were taken on real estate in 2016, 2015 and 2014, respectively, to write the book value down to the current fair value and were reflected as realized losses in the statements of operations.  The Company disposed of multiple properties throughout 2016 resulting in a net realized loss of $636.

During 2016 and 2015, respectively, reverse mortgages of $4,385 and $1,070 were foreclosed or acquired by deed and transferred to real estate.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

At December 31, 2016 and 2015, the Company held a mortgage loan loss reserve in the AVR of $15,896 and $17,092, respectively.

The Company's mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution
	December 31			December 31
	2016	2015		2016	2015

South Atlantic	28%	25%	Apartment	47%	37%
Pacific	27	28	Retail	20	22
W. South Central	11	10	Office	14	19
Middle Atlantic	10	12	Other	11	10
W. North Central	8	6	Industrial	5	8
Mountain	6	7	Medical	2	2
E. South Central	4	5	Agricultural	1	2
E. North Central	4	5
New England	2	2

At December 31, 2016, 2015 and 2014, the Company held mortgage loans with a total net admitted value of $295, $328 and $355, respectively, which had been restructured in accordance with SSAP No. 36. There were no realized losses during the years ended December 31, 2016, 2015 and 2014 related to such restructurings.  There were no commitments to lend additional funds to debtors owing receivables at December 31, 2016, 2015 and 2014.

On December 31, 2010, the Company acquired two real estate related limited liability company interests (Transamerica Pyramid Properties, LLC (TPP) and Transamerica Realty Properties, LLC (TRP)) from Transamerica Life Insurance Company (TLIC), an affiliate, for a combined purchase price of $252,975.  The price paid was based predominantly on the valuations of the properties within each of those entities. This transaction was accounted for as a business combination using the statutory purchase method and resulted in goodwill of $100,674 which was included in the carrying value of these other invested assets.  Effective January 1, 2015, accounting guidance related to wholly-owned, single member/single asset LLCs was modified, which allowed TPP to be valued as real estate.  As a result TPP is no longer included in the goodwill balance in 2015 on the Company.  The 2015 amortization represents amortization of the TRP goodwill.  Amortization in the amount of $2,504 was recorded during each of the years ending December 31, 2016 and 2015, which is reflected in the book adjusted carrying value of the Other Invested Asset line on the balance sheet, with an offset recorded in unassigned surplus.  As the carrying amount of the total positive goodwill of the Company did not exceed 10% of the September 30, 2016 capital and surplus, adjusted to exclude positive goodwill and net deferred tax assets as of September 30, 2016, the entire goodwill was admitted at December 31, 2016.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

During 2016 and 2015 the Company did not recognize any impairment write down for its investments in joint ventures, partnerships or limited liability companies.

For the year ending December 31, 2016, the Company had ownership interests in thirty-five LIHTC properties.  The remaining years of unexpired tax credits ranged from one to thirteen and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from one to seventeen years. The amount of contingent equity commitments expected to be paid during the years 2017 to 2029 is $70,929. LIHTC tax credits recognized in 2016 was $2,615, and other LIHTC tax benefits recognized in 2016 was $3,004. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

For the year ending December 31, 2015, the Company had ownership interests in thirty-four LIHTC properties.  The remaining years of unexpired tax credits ranged from two to nine and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from one to thirteen years. The amount of contingent equity commitments expected to be paid during the years 2016 to 2025 is $117. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

The following tables provide the carrying value of state transferable tax credits gross of any related tax liabilities and total unused transferable tax credits by state and in total as of December 31, 2016 and 2015:

December 31, 2016
Description of State Transferable and Non-transferable Tax Credits	State	Carrying Value	Unused Amount*
Low-Income Housing Tax Credits	MA	$ 518	$ 3,500
Total		$ 518	$ 3,500

December 31, 2015
Description of State Transferable and Non-transferable Tax Credits	State	Carrying Value	Unused Amount
Low-Income Housing Tax Credits	MA	$ 518	$ 3,500
Total		$ 518	$ 3,500

*The unused amount reflects credits that the Company deems will be realizable in 2015.

The Company did not have any non-transferable state tax credits.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

The Company estimated the utilization of the remaining state transferable tax credits by projecting a future tax liability based on projected premium, tax rates and tax credits and comparing the projected future tax liability to the availability of remaining state transferable tax credits. The Company had no impairment losses related to state transferable tax credits as of December 31, 2016, 2015 and 2014.

Derivatives

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets (cash or securities) on the Company's behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty.  If the net fair value of all contracts with this counterparty is negative, then the Company is required to post similar assets (cash or securities). Fair value of derivative contracts, aggregated at a counterparty level at December 31, was as follows:

	2016	2015
Fair value - positive	$ 400,267	$ 501,700
Fair value - negative	(117,553)	(59,588)

For the years ended December 31, 2016, 2015 and 2014, the Company has recorded $(60,771), $(46,309) and $(41,421), respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized gain (loss). The Company did not recognize any unrealized gains or losses during 2016, 2015, or 2014 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

The maximum term over which the Company is hedging its exposure to the variability of future cash flows is approximately 16 years for forecasted hedge transactions. For the years ended December 31, 2016, 2015 and 2014 none of the Company's cash flow hedges have been discontinued as it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship. As of December 31, 2016 and 2015, the Company has accumulated deferred gains in the amount of $1,794 and $2,593, respectively, related to the termination of swaps that were hedging forecasted transactions.  It is expected that these gains will be used as basis adjustments on futures asset purchases expected to transpire throughout 2026.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

Summary of realized gain (losses) by derivative type for year-end December 31 is as follows:

	2016	2015	2014
Options:
Calls	$ 192	$ 96	$ –
Puts	4,824	13,043	–
Total options	$ 5,016	$ 13,139	$ –
Swaps:
Interest rate	$ (11,388)	$ (17,657)	$ 11,773
Credit	(1,530)	33	(50)
Total return	(34,637)	(13,720)	(5,916)
Total swaps	$ (47,555)	$ (31,344)	$ 5,807
Futures - net positions	42,756	(28,601)	31,296
Argentina warrants	–	2,928	–
Lehman settlements	126	162	–
Total realized gains (losses)	$ 343	$ (43,716)	$ 37,103

Fair value of replicated assets and credit default swaps (as underlying), as of December 31, is as follows:

	Year Ended December 31
	2016	2015	2014
Replicated assets	$ 729,430	$ 763,649	$ 638,687
Credit default	(5,860)	(20,253)	(13,239)

Capital (losses) gains related to credit swap transactions (which are primarily replication transactions) as of December 31, is as follows:

	Year Ended December 31
	2016	2015	2014
Capital (losses) gains	$ (1,530)	$ 33	$ (50)

As stated in Note 1, the Company replicates investment grade corporate bonds or sovereign debt by writing credit default swaps.  As a writer of credit swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit swap.  If such events would take place, the Company has recourse provisions from the proceeds of the bankruptcy settlement of the underlying entity or by the sale of the underlying bond.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

As of December 31, 2016, credit default swaps, used in replicating corporate bonds are as follows:

Deal, Receive (Pay), Underlying	Maturity Date	Maximum Future Payout (Estimated)	Current Fair Value
43299,SWAP, USD 1 / (USD 0), :JP1200551248	3/20/2017	$ 12,000	$ 25
43302,SWAP, USD 1 / (USD 0), :US50064FAD69	3/20/2017	10,000	$ 19
43307,SWAP, USD 1 / (USD 0), :US731011AN26	3/20/2017	15,000	$ 23
43310,SWAP, USD 1 / (USD 0), :US50064FAD69	3/20/2017	10,000	$ 19
43321,SWAP, USD 1 / (USD 0), :USY6826RAA06	3/20/2017	5,000	$ 7
47295,SWAP, USD 1 / (USD 0), :US59156RAN89	6/20/2017	25,000	$ 100
47296,SWAP, USD 1 / (USD 0), :US172967ES69	6/20/2017	25,000	$ 88
47297,SWAP, USD 1 / (USD 0), :US00163MAB00	6/20/2017	25,000	$ 90
43374,SWAP, USD 1 / (USD 0), :CDX-NAIGS18V1-5Y	6/20/2017	10,000	$ 44
43601,SWAP, USD 1 / (USD 0), :US88322LAA70	9/20/2017	5,100	$ 30
43613,SWAP, USD 1 / (USD 0), :US455780AQ93	9/20/2017	7,800	$ 32
46915,SWAP, USD 1 / (USD 0), :US534187AX79	12/20/2017	20,000	$ 164
47657,SWAP, USD 1 / (USD 0), :US416515AV66	12/20/2017	12,500	$ 105
48775,SWAP, USD 1 / (USD 0), :CDX-NAIGS19V1-5Y	12/20/2017	12,500	$ 108
53821,SWAP, USD 1 / (USD 0), :US260543BJ10	3/20/2018	22,000	$ 232
54865,SWAP, USD 5 / (USD 0), :US37247DAE67	3/20/2018	15,000	$ 468
55127,SWAP, USD 1 / (USD 0), :XS0292653994	3/20/2018	2,300	$ 25
119322,SWAP, USD 1 / (USD 0), :US455780AU06	3/20/2020	5,000	$ 6
102754,SWAP, USD 1 / (USD 0), :XS0292653994	3/20/2020	13,000	$ 174
102918,SWAP, USD 1 / (USD 0), :US195325BB02	3/20/2020	5,000	$ (2)
103284,SWAP, USD 1 / (USD 0), :USY6826RAA06	3/20/2020	5,000	$ 23
102927,SWAP, USD 1 / (USD 0), :US465410AH18	3/20/2020	5,000	$ (42)
103048,SWAP, USD 1 / (USD 0), :USY6826RAA06	3/20/2020	5,000	$ 23
103141,SWAP, USD 1 / (USD 0), :US465410AH18	3/20/2020	15,000	$ (127)

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

109219,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	2,500	$ (9)
109571,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	2,500	$ (9)
109622,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	2,500	$ (9)
109623,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	2,500	$ 27
109544,SWAP, USD 1 / (USD 0), :US698299AD63	6/20/2020	2,400	$ 10
109553,SWAP, USD 1 / (USD 0), :US698299AD63	6/20/2020	1,200	$ 5
109550,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	1,250	$ 13
109645,SWAP, USD 1 / (USD 0), :US465410AH18	6/20/2020	1,330	$ (14)
109647,SWAP, USD 1 / (USD 0), :US465410AH18	6/20/2020	1,330	$ (14)
109687,SWAP, USD 1 / (USD 0), :US465410AH18	6/20/2020	1,340	$ (15)
110510,SWAP, USD 1 / (USD 0), :US698299AD63	6/20/2020	1,200	$ 5
110620,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	1,250	$ 13
111121,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	1,250	$ 13
111125,SWAP, USD 1 / (USD 0), :US698299AD63	6/20/2020	1,200	$ 5
110854,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	1,250	$ 13
111719,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	1,200	$ (40)
111729,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	600	$ (2)
111732,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	600	$ (20)
111735,SWAP, USD 1 / (USD 0), :US836205AN45	6/20/2020	600	$ (9)
111738,SWAP, USD 1 / (USD 0), :US105756BV13	6/20/2020	600	$ (16)
111744,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	600	$ (2)
111832,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	600	$ 6
111842,SWAP, USD 1 / (USD 0), :US91086QAW87	6/20/2020	600	$ (2)
111845,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	600	$ (2)
111898,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	600	$ (20)
112138,SWAP, USD 1 / (USD 0), :US698299AD63	9/20/2020	1,200	$ 3
112153,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	600	$ (20)
112228,SWAP, USD 1 / (USD 0), :USY6826RAA06	9/20/2020	1,200	$ (1)
112230,SWAP, USD 1 / (USD 0), :US698299AD63	9/20/2020	600	$ 1
112304,SWAP, USD 1 / (USD 0), :US455780AU06	9/20/2020	600	$ (3)
112328,SWAP, USD 1 / (USD 0), :US91086QAW87	9/20/2020	600	$ (3)
112340,SWAP, USD 1 / (USD 0), :US25271CAJ18	9/20/2020	3,350	$ (212)
112428,SWAP, USD 1 / (USD 0), :US465410AH18	6/20/2020	600	$ (7)
112431,SWAP, USD 1 / (USD 0), :US698299AD63	9/20/2020	600	$ 1
112573,SWAP, USD 1 / (USD 0), :US105756BV13	6/20/2020	600	$ (16)
113398,SWAP, USD 1 / (USD 0), :US88322KAC53	9/20/2020	600	$ 9
113437,SWAP, USD 1 / (USD 0), :US455780AU06	9/20/2020	600	$ (3)
115816,SWAP, USD 1 / (USD 0), :US260543BJ10	9/20/2020	10,000	$ 169
115817,SWAP, USD 1 / (USD 0), :US40414LAA70	9/20/2020	10,000	$ (81)
116006,SWAP, USD 1 / (USD 0), :US00163MAB00	9/20/2020	10,000	$ 87
116040,SWAP, USD 1 / (USD 0), :ES0413900384	9/20/2020	10,000	$ 10
127389,SWAP, USD 1 / (USD 0), :US149123BZ39	12/20/2020	5,000	$ 109
127393,SWAP, USD 1 / (USD 0), :US460146CE11	12/20/2020	5,000	$ 109
127397,SWAP, USD 1 / (USD 0), :US244199BC83	12/20/2020	5,000	$ 126
127471,SWAP, USD 1 / (USD 0), :US037411AN57	12/20/2020	10,000	$ 92
130585,SWAP, USD 1 / (USD 0), :US416515AY06	6/20/2017	25,000	$ 104

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

120681,SWAP, USD 1 / (USD 0), :JP1200551248	6/20/2017	10,000	$ 45
133646,SWAP, USD 1 / (USD 0), :US91086QAW87	12/20/2020	3,900	$ (30)
133655,SWAP, USD 1 / (USD 0), :US195325BB02	12/20/2020	2,000	$ (19)
133658,SWAP, USD 1 / (USD 0), :US715638AP79	12/20/2020	2,000	$ 16
133738,SWAP, USD 1 / (USD 0), :US195325BB02	12/20/2020	5,000	$ (47)
133740,SWAP, USD 1 / (USD 0), :US455780AU06	12/20/2020	5,000	$ (41)
133901,SWAP, USD 1 / (USD 0), :US698299AD63	12/20/2020	2,100	$ -
134594,SWAP, USD 1 / (USD 0), :US465410AH18	12/20/2020	5,000	$ (78)
134657,SWAP, USD 1 / (USD 0), :US445545AD87	12/20/2020	4,000	$ (2)
134619,SWAP, USD 1 / (USD 0), :US445545AD87	12/20/2020	2,500	$ (1)
134823,SWAP, USD 1 / (USD 0), :US455780AU06	12/20/2020	5,000	$ (41)
134803,SWAP, USD 1 / (USD 0), :US712219AG90	12/20/2020	10,000	$ 28
134807,SWAP, USD 1 / (USD 0), :US712219AG90	12/20/2020	5,000	$ 14
134930,SWAP, USD 1 / (USD 0), :US168863AV04	12/20/2020	5,000	$ 65
137187,SWAP, USD 1 / (USD 0), :US718286AP29	12/20/2020	2,500	$ 18
158025,SWAP, USD 1 / (USD 0), :CDX-NAIGS26V1-5Y	6/20/2021	10,000	$ 164
160769,SWAP, USD 1 / (USD 0), :XS0114288789	6/20/2021	2,500	$ (58)
160771,SWAP, USD 1 / (USD 0), :XS0114288789	6/20/2021	3,500	$ (81)
186521,SWAP, USD 1 / (USD 0), :XS0114288789	12/20/2021	6,000	$ (207)
186524,SWAP, USD 1 / (USD 0), :XS0114288789	12/20/2021	360	$ (12)
186525,SWAP, USD 5 / (USD 0), :USP04808AE45	12/20/2021	4,000	$ (25)
186528,SWAP, USD 5 / (USD 0), :USP04808AE45	12/20/2021	240	$ (1)
187622,SWAP, USD 0 / (USD 0), :US23331ABF57	12/20/2021	11,000	$ (122)
187594,SWAP, USD 1 / (USD 0), :US29250RAC07	12/20/2017	5,000	$ 17
187598,SWAP, USD 1 / (USD 0), :US74432QAY17	6/20/2018	20,000	$ 236
187595,SWAP, USD 1 / (USD 0), :US92276MAT27	6/20/2018	20,000	$ 212
187597,SWAP, USD 1 / (USD 0), :US74432QAB14	6/20/2018	20,000	$ 236
		$ 591,550	$ 2,321

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

At December 31, 2016 and 2015, the Company's outstanding derivative financial instruments with on and off balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2016	2015

Interest rate and currency swaps:
Receive fixed - pay fixed	$ 18,242	$ 650,104
Receive fixed - pay floating	32,292	8,970
Receive floating - pay fixed	19,500	19,500
Receive floating - pay floating	120,950	–
Swaps:
Receive fixed - pay fixed	1,187,278	144,849
Receive fixed - pay floating	1,836,930	2,204,430
Receive floating - pay fixed	1,320,450	126,450
Receive floating - pay floating	1,054,350	561,004
Caps	9,750,000	9,750,000
Options Calls / Puts	333	171,644

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

The following tables show the pledged or restricted assets as of December 31, 2016 and 2015, respectively:

	Gross Restricted (Admitted & Nonadmitted)
	2016
Restricted Asset Category	Total General Account (G/A)	G/A Supporting Separate Account (S/A) Activity	Total S/A Restricted Assets	S/A Assets Supporting G/A Activity	Total

Subject to contractual
obligation for which
liability is not shown	$ –	$ –	$ –	$ –	$ –
Collateral held under
security lending agreements	425,817	–	–	–	425,817
Subject to repurchase
agreements	–	–	–	–	–
Subject to reverse
repurchase agreements	–	–	–	–	–
Subject to dollar
repurchase agreements	175,171	–	–	–	175,171
Subject to dollar reverse
repurchase agreements	–	–	–	–	–
Placed under option
contracts	–	–	–	–	–
Letter stock or securities
restricted as to sale -
excluding FHLB capital stock	18,049	–	–	–	18,049
FHLB capital stock	73,000	–	–	–	73,000
On deposit with states	9,214	–	–	–	9,214
On deposit with other
regulatory bodies	–	–	–	–	–
Pledged as collateral to
FHLB (including assets
backing funding agreements)	1,898,720	–	–	–	1,898,720
Pledged as collateral not
captured in other categories	244,157	–	–	–	244,157
Other restricted assets	–	–	–	–	–
Total Restricted Assets	$ 2,844,128	$ –	$ –	$ –	$ 2,844,128

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

	Gross (Admitted & Nonadmitted) Restricted				Percentage
Restricted Asset Category	Total From Prior Year	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

Subject to contractual
obligation for which
liability is not shown	$ –	$ –	$ –	$ –	0.00%	0.00%
Collateral held under
security lending agreements	354,047	71,770	–	425,817	1.01%	1.03%
Subject to repurchase
agreements	–	–	–	–	0.00%	0.00%
Subject to reverse
repurchase agreements	–	–	–	–	0.00%	0.00%
Subject to dollar
repurchase agreements	291,895	(116,724)	–	175,171	0.42%	0.42%
Subject to dollar reverse
repurchase agreements	–	–	–	–	0.00%	0.00%
Placed under option
contracts	–	–	–	–	0.00%	0.00%
Letter stock or securities
restricted as to sale -
excluding FHLB capital stock	–	18,049	–	18,049	0.04%	0.04%
FHLB capital stock	26,000	47,000	–	73,000	0.17%	0.18%
On deposit with states	10,024	(810)	–	9,214	0.02%	0.02%
On deposit with other
regulatory bodies	–	–	–	–	0.00%	0.00%
Pledged as collateral to
FHLB (including assets
backing funding agreements)	895,353	1,003,367	–	1,898,720	4.52%	4.57%
Pledged as collateral not
captured in other categories	131,658	112,499	–	244,157	0.58%	0.59%
Other restricted assets	190,947	(190,947)	–	–	0.00%	0.00%
Total Restricted Assets	$ 1,899,924	$ 944,204	$ –	$ 2,844,128	6.77%	6.85%

The following tables show the pledged or restricted assets in other categories as of December 31, 2016 and 2015, respectively:

Gross (Admitted & Nonadmitted) Restricted
2016

Total Separate
			Account (S/A)	S/A Assets
	Total General	G/A Supporting	Restricted	Supporting
Description of Assets	Account (G/A)	S/A Activity (a)	Assets	G/A Activity		Total
Derivatives	$ 244,157	$ –	$ –	$ –		$ 244,157
Secured Funding Agreements	-	–	–	–		-
AMBAC	-	–	–	–		-
Total	$ 244,157	$ –	$ –	$ –	$ –	$ 244,157

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

	Gross (Admitted &
	Nonadmitted) Restricted			Percentage
				Gross	Admitted
				(Admitted &	Restricted to
			Total Current	Nonadmitted)	Total
	Total From	Increase/	Year Admitted	Restricted to	Admitted
Description of Assets	Prior Year	(Decrease)	Restricted	Total Assets	Assets
Derivatives	$ 118,131	$ 126,026	$ 244,157	0.58%	0.59%
Secured Funding Agreements	13,528	(13,528)	-	0.00	0.00
AMBAC	-	–	-	0.00	0.00
Total	$ 131,659	$ 112,498	$ 244,157	0.58%	0.78%

The following table shows the collateral received and reflected as assets within the financial statements as of December 31, 2016

Collateral Assets	Book Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted*)	% of BACV to Total Admitted Assets **
Cash	$411,447	$411,447	2.07%	2.12%
Schedule DL, Part 1	425,875	425,875	2.14	2.19
Other	93,932	93,932	0.47	0.48
Total Collateral Assets	$931,255	$931,255	4.68%	4.80%

	Amount	% of Liability to Total Liabilities*
Recognized Obligation to
Return Collateral Asset	$ 931,699	5.25%

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

The Company has no receivables as of December 31, 2016 associated with "to-be-announced" (TBA) covered short sales. The Company has receivables as of December 31, 2015 associated with TBA covered short sales. These receivables have been offset on the Balance Sheet with dollar repurchase agreement liabilities as the transactions are with the same counterparty.  See the following table:

Net Amount
Presented on
	Gross Amount		Financial
	Recognized	Amount Offset	Statements
December 31, 2016
Assets:
Receivables for securities	$ –	$ –	$ –

Liabilities:
Borrowed money	$ –	$ –	$ –

December 31, 2015
Assets:
Receivables for securities	$ 132,277	$ 130,726	$ 1,552

Liabilities:
Borrowed money	$ 292,560	$ 130,726	$ 161,834

5. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements.  The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks.  The Company remains contingently liable with respect to any insurance ceded and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance amounts:

	Year Ended December 31
	2016	2015	2014

Direct premiums	$ 3,302,028	$ 3,198,245	$ 2,940,490
Reinsurance assumed - non affiliates	89,277	94,177	122,228
Reinsurance assumed - affiliates	(1,651,630)	405,295	3,939,481
Reinsurance ceded - non affiliates	(95,982)	(85,971)	(114,182)
Reinsurance ceded - affiliates	1,631,880	(494,431)	(550,690)
Net premiums earned	$ 3,275,573	$ 3,117,315	$ 6,337,327

The Company received reinsurance recoveries in the amount of $453,417, $516,274 and $506,173 during 2016, 2015 and 2014, respectively. At December 31, 2016, 2015 and 2014, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $29,057, $35,726 and $40,152, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2016, 2015 and 2014 of $2,248,649, $5,886,191 and $5,898,031, respectively, of which $2,099,048, $5,730,729 and $5,729,938, respectively, were ceded to affiliates.

At December 31, 2016 and 2015, amounts recoverable from unaffiliated unauthorized reinsurers totaled $1,084 and $1,837, respectively, and reserve credits for reinsurance ceded totaled $5,676 and $6,220, respectively. The reinsurers hold collateral under these reinsurance agreements in the form of trust agreements totaling $15,969 and $15,968 at December 31, 2016 and 2015, respectively, that can be drawn on for amounts that remain unpaid for more than 120 days.

Effective October 1, 2016, Transamerica Life Insurance Company (TLIC) recaptured fixed annuity and funding agreement business assumed by the Company on a coinsurance basis.  The Company transferred cash and invested assets of $3,017,073 along with policy and claim reserves of $3,030,564 and IMR of ($926).  A reinsurance payable to TLIC was established for the remaining $12,565 of assets to be transferred in support of the transferred policy and claim reserves.  In addition, the Company transferred $82,218 of transfer date IMR to TLIC. The Company received net consideration from TLIC resulting in pre-tax gain of $40,086, which has been included in the Summary of Operations.

Effective October 1, 2016, the Company recaptured medium-term note funding agreements previously ceded to TLIC on a coinsurance basis.  The Company received cash and invested assets of $114,175 and recorded deposit-type reserves of $112,238 and a hedge novation of $2,228.  A receivable from TLIC of $292 was established for remaining assets to be transferred in support of the hedge novation.   The Company paid consideration to TLIC resulting in a pre-tax loss of $2,936, which has been included in the Summary of Operations.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

Effective July 1, 2016, the Company recaptured fixed annuity and funding agreement business previously ceded to Transamerica Life International (Bermuda) Ltd. (TLIB), an affiliate.  The Company received net consideration of $92,435, released a funds withheld liability of $3,398,671, recaptured policy and claims reserves of $3,398,047 and reestablished an IMR liability of $25,456, resulting in a pre-tax gain of $67,603, which has been included in the Summary of Operations.

Effective April 14, 2015, the reinsurance agreement dated December 31, 2008 reinsuring variable annuity reinsurance between the Company and Transamerica International Re (Bermuda) Ltd (TIRe), an affiliate, was novated to Firebird Re Corp. (FReC), also an affiliate.  General account reserves and claim reserves ceded on a coinsurance basis at the time of novation were $102,123 and $927, respectively.  Separate account modified coinsurance reserves and general account modified coinsurance reserves at the time of the novation were $1,514,150 and $199,680 respectively.  No consideration was paid or received related to the novation.  No gain or loss was recognized.

Subsequent to the novation, the Companies entered into an amended and restated reinsurance agreement related to the block of business.  The modified coinsurance reinsurance reserves were converted to coinsurance reserves and a general account funds withheld was established.  The general account paid FReC $199,680 for the modified coinsurance reserves and ceded coinsurance reserves of $174,799, resulting in a pre-tax loss of $24,881 due to the treaty amendment which has been included in the Summary of Operations. In addition, FReC placed assets of $277,850 equal to the ceded general account reserves in a funds withheld account, and the Company established a corresponding funds withheld liability of $277,850.

Effective January 1, 2015, the Company recaptured certain variable universal life plans previously reinsured to Global Preferred Re Limited (GPRe), an affiliate, for which the Company paid net consideration of $49,581, recaptured benefit reserves and claim reserves of $7,580 and $1,236, respectively, and recaptured policy loans of $5,396, resulting in a pre-tax loss of $53,000 which has been included in the Summary of Operations.

Effective December 31, 2014, the Company assumed certain stand-alone long-term care policies from TLIC, on a modified coinsurance basis for which the Company received an initial ceding commission and premiums of $350,000 and $3,914,521, respectively, and assumed modified coinsurance reserves of $3,914,521, resulting in a pre-tax gain of $350,000 ($227,500 after-tax) which has been credited directly to unassigned surplus on a net of tax basis.

Effective December 31, 2014, the Company ceded certain life policies to Harbor View Re Corp. (HVRe), an affiliate, on a coinsurance funds withheld basis for which the Company established a funds withheld liability of $7,931, released policy and claim reserves of $8,893, released other assets of $962, and exchanged no consideration, resulting in no gain or loss.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

Effective October 1, 2014, the Company recaptured the business that was previously reinsured to Transamerica International Re (Bermuda), Ltd. (TIRe), an affiliate, for which the Company received net consideration of $25,000, released the funds withheld liability of $247,660, recaptured policy and claims reserves of $584,719 and recaptured other assets of $15,940, resulting in a pre-tax loss of $296,119, which was included in the Statements of Operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original cession of this business to TIRe in the amount of $120,832 with a corresponding charge to unassigned surplus.

Subsequently, October 1, 2014, the Company ceded this business to Ironwood Re Corp. (IRC), an affiliate, for which the Company established a funds withheld liability of $253,658, released policy and claims reserves of $586,648, released other assets of $15,951, and paid consideration of $11,000, resulting in a pre-tax gain of $306,040, ($198,926 after-tax) which has been credited directly to unassigned surplus.

Effective June 30, 2014, the Company assumed from TLIC, an affiliate, on a YRT basis the net amount paid in excess of $3,000 on covered level term life insurance policies. The Company received an initial premium of $858 and assumed reserves of $5,684 resulting in a pre-tax loss of $4,826 which has been included in the Statements of Operations.

During 2016 and 2015, the Company amortized deferred gains from reinsurance transactions occurring prior to 2015 of $73,924 and $98,071, respectively, into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

Effective July 1, 2015, the Company entered into an assumption reinsurance agreement with Stonebridge Life Insurance Company (SLIC), an affiliate, under which the Company assumed SLIC's Medicare Supplement business. The Company received policy reserves of $6,987, claims reserves of $20,893, other liabilities of $920 along with assets of $28,801 from SLIC during the last two quarters of the year as regulatory approvals of the assumption agreement were received. No consideration was paid or received related to the novation. No gain or loss was recognized in the financial statements. SLIC merged into TLIC, an affiliate, effective October 1, 2015, so the reinsurance agreement is now with TLIC.

The Company entered into an assumption reinsurance transaction with TLIC effective September 30, 2008.  TLIC was the issuer of a series of corporate-owned life insurance policies issued to Life Investors Insurance Company of America (LIICA), an affiliate. The assumption reinsurance transaction resulted in the Company assuming all liabilities of TLIC arising under these policies.  The Company assumed reserves of $138,025 and received consideration of $125,828. The Company recorded $12,197 of goodwill related to this transaction. The Company amortized $1,391 and $1,321 of this balance during 2016 and 2015, respectively.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

Letters of credit held for all unauthorized reinsurers as of December 31, 2016, 2015 and 2014 were $1,404,444, $1,440,113 and $1,521,194 respectively.

The Company reinsures a closed block of GMIB, GMDB, and GMWB risks to FReC. The affiliated reinsurance treaties have been in place for a number of years and do not include any new business since the inception but were initiated to better align hedging and capital requirements.  The risk reinsured to the affiliated reinsurer is retained by the Transamerica group.  The risks assumed by FReC are all affiliated variable annuity treaties.

Variable annuity reserves established by FReC are equal to the US GAAP reserve requirements.  In addition, the captive establishes an additional variable annuity reserve above the US GAAP reserve to the greater of the mirror of the reserve ceded to the Captive (US statutory) and a total asset requirement (CTE 80) level.  The TAR CTE80 is calculated assuming a 50% best estimate model (with hedge credit) and 50% stochastic model.

The Company took reserve credits for variable annuities of $297,279 in 2016. The amount of collateral supporting the reserve credits was $293,764 in 2016. All of the collateral held to support the reserve credit is funds withheld. The collateral is made up of bonds, cash and short-term assets.

The Company assumed modified coinsurance reserves of $4,536,010 and $4,236,392 as of December 31, 2016 and 2015, respectively, for certain stand-alone long-term care policies under the indemnity reinsurance agreement with TLIC, an affiliate. Assumed losses incurred of $361,167 and $346,166 for years ended December 31, 2016 and 2015, respectively, are presented net within the claims development table in Note 1.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

6. Income Taxes

The components of the net deferred tax asset/ (liability) at December 31 are as follows:

	December 31, 2016
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$ 862,256	$ 93,444	$ 955,700
Statutory Valuation Allowance Adjustment	–	–	–
Adjusted Gross Deferred Tax Assets	862,256	93,444	955,700
Deferred Tax Assets Nonadmitted	307,256	–	307,256
Subtotal (Net Deferred Tax Assets)	555,000	93,444	648,444
Deferred Tax Liabilities	248,544	84,683	333,227
Net Admitted Deferred Tax Assets	$ 306,456	$ 8,761	$ 315,217

	December 31, 2015
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$ 829,096	$ 113,031	$ 942,127
Statutory Valuation Allowance Adjustment	–	–	–
Adjusted Gross Deferred Tax Assets	829,096	113,031	942,127
Deferred Tax Assets Nonadmitted	336,781	–	336,781
Subtotal (Net Deferred Tax Assets)	492,315	113,031	605,346
Deferred Tax Liabilities	203,198	64,641	267,839
Net Admitted Deferred Tax Assets	$ 289,117	$ 48,390	$ 337,507

	Change
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$ 33,160	$ (19,587)	$ 13,573
Statutory Valuation Allowance Adjustment	–	–	–
Adjusted Gross Deferred Tax Assets	33,160	(19,587)	13,573
Deferred Tax Assets Nonadmitted	(29,525)	–	(29,525)
Subtotal (Net Deferred Tax Assets)	62,685	(19,587)	43,098
Deferred Tax Liabilities	45,346	20,042	65,388
Net Admitted Deferred Tax Assets	$ 17,339	$ (39,629)	$ (22,290)

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

The main components of deferred income tax amounts are as follows:

Deferred Tax Assets:
	Year Ended December 31
	2016	2015	Change
Ordinary
Discounting of unpaid losses	$ 1,212	$ 641	$ 571
Policyholder reserves	400,728	397,858	2,870
Investments	198,541	159,998	38,543
Deferred acquisition costs	207,849	206,232	1,617
Compensation and benefits accrual	342	576	(234)
Receivables - nonadmitted	49,919	58,970	(9,051)
Section 197 Intangible Amortization	395	454	(59)
Corporate Provision	140	70	70
Other (including items <5% of
ordinary tax assets)	3,130	4,297	(1,167)
Subtotal	862,256	829,096	33,160

Nonadmitted	307,256	336,781	(29,525)
Admitted ordinary deferred tax assets	555,000	492,315	62,685

Capital:
Investments	93,444	113,031	(19,587)
	Other (including items <5% of total
total capital tax assets)	–	–	–
Subtotal	93,444	113,031	(19,587)

Statutory valuation allowance adjustment	–	–	–
Nonadmitted	–	–	–
Admitted capital deferred tax assets	93,444	113,031	(19,587)
Admitted deferred tax assets	$ 648,444	$ 605,346	$ 43,098

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)
	Year Ended December 31
	2016	2015	Change
Deferred Tax Liabilities:
Ordinary
Investments	$ 186,250	$ 137,137	$ 49,113
Provision for Contingent Debt	4,091	4,270	(179)
Deferred and uncollected premium	44,560	44,761	(201)
Reinsurance Ceded	916	1,402	(486)
§807(f) adjustment	11,389	14,254	(2,865)
Separate account adjustments	1,339	1,373	(34)
	Other (including items <5% of total
ordinary tax liabilities)	(1)	1	(2)
Subtotal	248,544	203,198	45,346
Capital
Investments	84,683	64,641	20,042
Subtotal	84,683	64,641	20,042
Deferred tax liabilities	333,227	267,839	65,388
Net deferred tax assets/liabilities	$ 315,217	$ 337,507	$ (22,290)

As discussed in Note 1, for the years ended December 31, 2016 and 2015 the Company admits deferred income tax assets pursuant to SSAP No. 101.  The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 101 is as follows:

			December 31, 2016
			Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years
	Recoverable Through Loss Carrybacks		$ 189,735	$ 21,620	$ 211,355
2(b)	Adjusted Gross Deferred Tax Assets Expected to
	be Realized (Excluding The Amount of Deferred
	Tax Assets From 2(a) above) After Application of
	the Threshold Limitation (the Lesser of 2(b)1 and
	2(b)2 below)		87,353	16,509	103,862
	1.	Adjusted Gross Deferred Tax Assets
		Expected to be Realized Following the
		Balance Sheet Date	87,353	16,509	103,862
	2.	Adjusted Gross Deferred Tax Assets
		Allowed per Limitation Threshold	XXX	XXX	203,977
2(c)	Adjusted Gross Deferred Tax Assets (Excluding
	The Amount Of Deferred Tax Assets From 2(a)
	and 2(b) above) Offset by Gross Deferred Tax
	Liabilities		277,912	55,315	333,227
2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))		$ 555,000	$ 93,444	$ 648,444

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

			December 31, 2015
			Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)		Federal Income Taxes Paid in Prior Years
		Recoverable Through Loss Carrybacks	$ 205,446	$ 17,106	$ 222,552
2(b)		Adjusted Gross Deferred Tax Assets Expected to
		be Realized (Excluding The Amount of Deferred
		Tax Assets From 2(a) above) After Application of
		the Threshold Limitation (the Lesser of 2(b)1 and
		2(b)2 below)	76,949	38,006	114,955
	1.	Adjusted Gross Deferred Tax Assets
		Expected to be Realized Following the
		Balance Sheet Date	76,949	38,006	114,955
	2.	Adjusted Gross Deferred Tax Assets
		Allowed per Limitation Threshold	XXX	XXX	174,970
2(c)		Adjusted Gross Deferred Tax Assets (Excluding
		The Amount Of Deferred Tax Assets From 2(a)
		and 2(b) above) Offset by Gross Deferred Tax
		Liabilities	209,920	57,919	267,839
2(d)		Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$ 492,315	$ 113,031	$ 605,346
			Change
			Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)		Federal Income Taxes Paid in Prior Years
		Recoverable Through Loss Carrybacks	$ (15,711)	$ 4,514	$ (11,197)
2(b)		Adjusted Gross Deferred Tax Assets Expected to
		be Realized (Excluding The Amount of Deferred
		Tax Assets From 2(a) above) After Application of
		the Threshold Limitation (the Lesser of 2(b)1 and
		2(b)2 below)	10,404	(21,497)	(11,093)
	1.	Adjusted Gross Deferred Tax Assets
		Expected to be Realized Following the
		Balance Sheet Date	10,404	(21,497)	(11,093)
	2.	Adjusted Gross Deferred Tax Assets
		Allowed per Limitation Threshold	XXX	XXX	29,007
2(c)		Adjusted Gross Deferred Tax Assets (Excluding
	The Amount Of Deferred Tax Assets From 2(a)
		and 2(b) above) Offset by Gross Deferred Tax
		Liabilities	67,992	(2,604)	65,388
2(d)		Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$ 62,685	$ (19,587)	$ 43,098

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

	December 31
	2016	2015	Change
Ratio Percentage Used To Determine Recovery
Period and Threshold Limitation Amount	674%	672%	2%

Amount of Adjusted Capital and Surplus Used To
Determine Recovery Period and Threshold
Limitation in 2(b)2 above	$ 1,359,844	$ 1,166,465	$ 193,379

The impact of tax planning strategies at December 31, 2016 and 2015 was as follows:

	December 31, 2016
	Ordinary	Capital
	Percent	Percent	Total Percent

(% of Total Adjusted Gross DTAs)	0%	0%	0%

(% of Total Net Admitted Adjusted Gross DTAs)	0%	18%	3%

	December 31, 2015
	Ordinary	Capital
	Percent	Percent	Total Percent

(% of Total Adjusted Gross DTAs)	0%	82%	10%

(% of Total Net Admitted Adjusted Gross DTAs)	0%	34%	6%
The Company's tax planning strategies do not include the use of reinsurance-related tax planning strategies.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

Current income taxes incurred consist of the following major components:

	Year Ended December 31
	2016	2015	Change
Current Income Tax

Federal	$ 14,354	$ (29,748)	$ 44,102
Subtotal	14,354	(29,748)	44,102
Federal income tax on net capital gains	3,804	17,108	(13,304)
Federal and foreign income taxes incurred	$ 18,158	$ (12,640)	$ 30,798

	Year Ended December 31
	2015	2014	Change
Current Income Tax

Federal	$ (29,748)	$ 196,140	$ (225,888)
Subtotal	(29,748)	196,140	(225,888)
Federal income tax on net capital gains	17,108	4,261	12,847
Federal and foreign income taxes incurred	$ (12,640)	$ 200,401	$ (213,041)

The Company did not report a valuation allowance for deferred income tax assets as of December 31, 2016 or 2015.

The Company made a modification in 2015 to its groupings of DTAs and DTLs (as permitted under SSAP No. 101, Q&A 2.9).  Prior to this change, TPLIC had DTAs and DTLs that were netted together within two specific categories of temporary differences.  TPLIC determined, in accordance with its practice of recording DTAs and DTLs separately for purposes of application of SSAP No. 101, that it is more appropriate and consistent to present DTAs and DTLs with respect to 1) reserves and deferred and uncollected premiums and 2) bonds and derivatives on certain blocks of business.

The Company's current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before tax as follows:

	Year Ended December 31
	2016	2015	2014

Current income taxes incurred	$ 18,159	$ (12,640)	$ 200,401

Change in deferred income taxes	42,764	(105,861)	23,946
(without tax on unrealized gains and losses)
Total income tax reported	$ 60,923	$ (118,501)	$ 224,347

Income before taxes	$ 433,722	$ 198,070	$ 558,113
	35.00%	35.00%	35.00%
Expected income tax expense (benefit) at 35%
statutory rate	$ 151,803	$ 69,325	$ 195,340

Increase (decrease) in actual tax reported resulting from:

Dividends received deduction	(11,217)	(13,319)	(10,219)
Tax credits	(12,804)	(43,238)	(8,934)
Tax-exempt Income	(13)	(8)	(12)
Tax adjustment for IMR	(28,395)	(8,634)	(8,667)
Surplus adjustment for in-force ceded	(25,874)	(34,325)	93,779
Nondeductible expenses	107	382	973
Deferred tax benefit on other items in surplus	7,670	(78,300)	(26,022)
Provision to return	(201)	(2,526)	(3,964)
Life-owned life insurance	(1,281)	(1,283)	(1,319)
Dividends from certain foreign corporations	442	448	414
Prior period adjustment	–	(3,325)	–
Pre-tax income of single member limited liability company	2,234	(872)	(3,094)
Audit Adjustment - Permanent	(5,667)	–	–
Intercompany Dividends	(15,785)	(7,000)	–
Partnership Permanent Adjustment	(848)	4,077	–
Other	752	98	(3,928)
Total income tax reported	$ 60,923	$ (118,501)	$ 224,347

The Company's federal income tax return is consolidated with other affiliated companies. Please see attached listing of companies in the Appendix A. The method of allocation between the companies is subject to a written tax allocation agreement.  Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations.  The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company's separately computed income tax liability or the consolidated group's income tax liability in the year generated.  The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company's separately computed income tax liability or the consolidated group's income tax liability in any carryback or carryforward year when so applied. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. A tax return has not yet been filed for 2016.

As of December 31, 2016 and 2015, the Company had no operating loss or tax credit carryforwards available for tax purposes. The Company did not have a capital loss carryforward at December 31, 2016 and 2015.

The Company incurred income taxes during 2016, 2015 and 2014 of $37,840, $6,410, and $178,415, respectively, which will be available for recoupment in the event of future net losses.

The amount of tax contingencies calculated for the Company as of December 31, 2016 and 2015 is $1,616 and $1,431, respectively.  The total amount of tax contingencies that, if recognized, would affect the effective income tax rate is $1,616.  The Company classifies interest and penalties related to income taxes as income tax expense. The Company's interest (benefit) expense related to income taxes for the years ending December 31, 2016, 2015 and 2014 is $(343), $224 and $956, respectively.  The total interest payable balance as of December 31, 2016 and 2015 is $235 and $579, respectively.  The Company recorded no liability for penalties.  It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.

During 2016 the company modified its calculation of dividends that are eligible for the dividends received deduction.  This resulted in recording a permanent tax benefit of $6,063 in the Company's 2016 financial statements for years 2011 – 2015.  This has been treated as a change in estimate, the impact on future years is not currently determinable.

The Company's federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2004. The examinations for the years 2005 through 2008 have been completed and resulted in tax return adjustments that have been approved by IRS Appeals.  We expect the receivables and payables for those years to be settled in 2017. An examination is in progress for the years 2009 through 2013.  The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions.

7. Policy and Contract Attributes

Participating life insurance policies were issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted less than 1% of ordinary life insurance in force at December 31, 2016 and 2015.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

For the years ended December 31, 2016, 2015 and 2014, premiums for participating life insurance policies were $1,032, $1,094 and $1,142, respectively.  The Company accounts for its policyholder dividends based on dividend scales and experience of the policies.  The Company paid dividends in the amount of $1,088, $1,134 and $1,255 to policyholders during 2016, 2015 and 2014, respectively, and did not allocate any additional income to such policyholders.

A portion of the Company's policy reserves and other policyholders' funds (including separate account liabilities) relates to liabilities established on a variety of the Company's annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31
	2016
	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percent
Subject to discretionary withdrawal
With fair value adjustment	$ 11,168	$ 19,728	$ –	$ 30,896	0%
At book value less surrender charge
of 5% or more	5,622	–	–	5,622	0
At fair value	4,016	–	16,489,244	16,493,260	77
Total with adjustment or at fair value	20,806	19,728	16,489,244	16,529,778	77
At book value without adjustment
(minimal or no charge or adjustment)	1,494,122	–	–	1,494,122	7
Not subject to discretionary withdrawal
provision	3,372,006	–	88,046	3,460,052	16
Total annuity reserves and deposit
liabilities	4,886,934	19,728	16,577,290	21,483,952	100%
Less reinsurance ceded	298,987	–	–	298,987
Net annuity reserves and deposit
liabilities	$ 4,587,947	$ 19,728	$ 16,577,290	$ 21,184,965

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

	December 31
	2015
	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percent
Subject to discretionary withdrawal
With fair value adjustment	$ 31,320	$ 20,565	$ –	$ 51,885	0%
At book value less surrender charge
of 5% or more	11,894	–	–	11,894	0
At fair value	4,063	–	17,914,618	17,918,681	69
Total with adjustment or at fair value	47,277	20,565	17,914,618	17,982,460	69
At book value without adjustment
(minimal or no charge or adjustment)	3,639,498	–	–	3,639,498	14
Not subject to discretionary withdrawal
provision	4,433,305	–	93,166	4,526,471	17
Total annuity reserves and deposit
liabilities	8,120,080	20,565	18,007,784	26,148,429	100%
Less reinsurance ceded	3,891,981	–	–	3,891,981
Net annuity reserves and deposit
liabilities	$ 4,228,099	$ 20,565	$ 18,007,784	$ 22,256,448

Included in the liability for deposit-type contracts at December 31, 2016 and 2015 are approximately $49,865 and $50,178, respectively, of funding agreements issued to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance are used to purchase a funding agreement from the Company which secures that particular series of notes.  In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for the principal and interest for these funding agreements are afforded equal priority as other policyholders.

The Company's liability for deposit-type contracts includes GIC's and Funding Agreements assumed from TLIC, an affiliate.  The liabilities assumed are $0 and $900,182 at December 31, 2016 and 2015, respectively.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)
Certain separate and variable accounts held by the Company represent funds for which the benefit is determined by the performance and/or fair value of the investments held in the separate account.  The assets and the liabilities of these are carried at fair value.   These variable annuities generally provide an additional minimum guaranteed death benefit.  Some variable annuities also provide a minimum guaranteed income benefit.  The Company's Guaranteed Indexed separate accounts provide customers a return based on the total performance of a specified financial index plus an enhancement.  Hedging instruments that return the chosen index are purchased by the Company and held within the separate account.  The assets in the accounts, carried at fair value, consist primarily of long-term bonds. Information regarding the separate accounts of the Company are as follows:

		Nonindexed
		Guarantee	Nonguaranteed
Guaranteed		Less Than or	Separate
Indexed		Equal to 4%	Accounts	Total
Premiums, deposits and other
considerations for the year
ended December 31, 2016	$–	$63	$804,574	$804,637

Reserves for separate accounts
as of December 31, 2016 with
assets at fair value	$–	$19,728	$19,703,619	$19,723,347
Total as of December 31, 2016	$–	$19,728	$19,703,619	$19,723,347

Reserves for separate accounts by
withdrawal characteristics as of
December 31, 2016:
With fair value adjustment	$–	$19,728	$–	$19,728
At fair value	–	–	19,615,571	19,615,571
Not subject to discretionary
withdrawal	–	–	88,048	88,048
Total separate account liabilities
at December 31, 2016	$–	$19,728	$19,703,619	$19,723,347

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

		Nonindexed
		Guarantee	Nonguaranteed
Guaranteed		Less Than or	Separate
Indexed		Equal to 4%	Accounts	Total
Premiums, deposits and other
considerations for the year
ended December 31, 2015	$–	$198	$900,198	$900,396

Reserves for separate accounts
as of December 31, 2015 with
assets at fair value	$–	$20,565	$21,174,797	$21,195,362
Total as of December 31, 2015	$–	$20,565	$21,174,797	$21,195,362

Reserves for separate accounts by
withdrawal characteristics as of
December 31, 2015:
With fair value adjustment	$–	$20,565	$–	$20,565
At fair value	–	–	21,081,630	21,081,630
Not subject to discretionary
withdrawal	–	–	93,167	93,167
Total separate account liabilities
at December 31, 2015	$–	$20,565	$21,174,797	$21,195,362

		Nonindexed
		Guarantee	Nonguaranteed
Guaranteed		Less Than or	Separate
Indexed		Equal to 4%	Accounts	Total
Premiums, deposits and other
considerations for the year
ended December 31, 2014	$–	$90	$888,802	$888,892

Reserves for separate accounts
as of December 31, 2014 with
assets at fair value	$–	$21,367	$21,868,175	$21,889,542
Total as of December 31, 2014	$–	$21,367	$21,868,175	$21,889,542

Reserves for separate accounts by
withdrawal characteristics as of
December 31, 2014:
With fair value adjustment	$–	$21,367	$–	$21,367
At fair value	–	–	21,770,891	21,770,891
Not subject to discretionary
withdrawal	–	–	97,284	97,284
Total separate account liabilities
at December 31, 2014	$–	$21,367	$21,868,175	$21,889,542

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

A reconciliation of the amounts transferred to and from the Company's separate accounts is presented below:

	Year Ended December 31
	2016	2015	2014
Transfer as reported in the summary of
operations of the separate accounts
statement:
Transfers to separate accounts	$ 810,679	$ 907,989	$ 889,269
Transfers from separate accounts	(1,153,614)	(1,381,485)	(1,351,592)
Net transfers from separate accounts	(342,935)	(473,496)	(462,323)
Miscellaneous reconciling adjustments	128,436	245,172	166,002
Net transfers as reported in the statement
of operations of the life, accident and health
annual statement	$ (214,499)	$ (228,324)	$ (296,321)

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.  At December 31, 2016 and 2015, the Company's separate account statement included legally insulated assets of $22,102,098 and $21,319,634 respectively.  The assets legally insulated from general account claims at December 31, 2016 and 2015 are attributed to the following products:

	2016	2015
Group annuities	$ 2,297,161	$ 2,174,583
Variable annuities	$ 16,575,392	15,845,604
Variable universal life	$ 385,393	379,720
Variable life	$ 2,812,022	2,887,049
Modified separate account	$ 22,062	21,804
WRL asset accumulator	$ 10,069	10,873
Total separate account assets	$ 22,102,099	$ 21,319,633

As of December 31, 2016 and 2015, the general account of the Company had a maximum guarantee for separate account liabilities of $368,663 and $444,599 respectively. To compensate the general account for the risk taken, the separate account paid risk charges of $11,993, $12,368, $12,979, $11,161, and $11,032 to the general account in 2016, 2015, 2014, 2013, and 2012, respectively.  During the years ended December 31, 2016, 2015, 2014, 2013 and 2012, the general account of the Company had paid $15,371, $43,256, $2,698, $12,453, and $12,482, respectively, toward separate account guarantees.

The Company does not participate in securities lending transactions within the separate account.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

For variable annuities with guaranteed living benefits and variable annuities with minimum guaranteed death benefits the Company complies with Actuarial Guideline XLIII (AG 43), which replaces Actuarial Guidelines 34 and 39.  AG 43 specifies statutory reserve requirements for variable annuity contracts with benefit guarantees (VACARVM) and without benefit guarantees and related products.  The AG 43 reserve calculation includes variable annuity products issued after January 1, 1981.  Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors.  The aggregate reserve for contracts falling within the scope of AG 43 is equal to the conditional tail expectation (CTE) Amount, but not less than the standard scenario amount (SSA).

To determine the CTE Amount, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) produced in October 2005 and prudent estimate assumptions based on company experience. The SSA was determined using the assumptions and methodology prescribed in AG 43 for determining the SSA.

At December 31, 2016 and 2015, the Company had variable and separate account annuities with minimum guaranteed benefits as follows:

	Subjected	Gross Amount of	Reinsurance
	Account		Reserve
Benefit and Type of Risk	Value	Reserve Held	Credit
December 31, 2016
Minimum guaranteed death benefit	$ 9,209,972	$ 31,208	$ 18,546
Minimum guaranteed income benefit	602,234	107,989	93,632
Minimum guaranteed withdrawal benefit	614,637	–	–

December 31, 2015
Minimum guaranteed death benefit	$ 9,044,951	$ 21,962	$ 14,416
Minimum guaranteed income benefit	650,495	78,296	70,325
Minimum guaranteed withdrawal benefit	676,512	–	–

The Company offers variable and separate account annuities with minimum guaranteed benefits.  In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

Reserves on the Company's traditional life insurance products are computed using mean reserving methodologies.  These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policies' paid-through date to the policies' next anniversary date. At December 31, 2016 and 2015, the gross premium and loading amounts related to these assets (which are reported as premiums deferred and uncollected), are as follows:

	Gross	Loading	Net
December 31, 2016
Life and annuity:
Ordinary direct first-year business	$ 14,525	$ 12,178	$ 2,347
Ordinary direct renewal business	177,650	37,981	139,669
Group life direct business	9,595	2,641	6,954
Credit direct business	187	–	187
Reinsurance ceded	(21,860)	–	(21,860)
	$ 180,097	$ 52,800	$ 127,297
Accident and health	60,509	–	60,509
	$ 240,606	$ 52,800	$ 187,806

	Gross	Loading	Net
December 31, 2015
Life and annuity:
Ordinary direct first-year business	$ 13,984	$ 11,667	$ 2,317
Ordinary direct renewal business	182,599	41,472	141,127
Group life direct business	10,761	3,027	7,734
Credit direct business	210	–	210
Reinsurance ceded	(23,339)	–	(23,339)
	$ 184,215	$ 56,166	$ 128,049
Accident and health	66,918	–	66,918
	$ 251,133	$ 56,166	$ 194,967

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts. A t December 31, 2016 and 2015, the Company had no premium deficiency reserve.

At December 31, 2016 and 2015, the Company had insurance in force aggregating $5,871,535 and $6,931,222 respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Iowa Insurance Division. The Company established policy reserves of $63,390 and $76,132 to cover these deficiencies at December 31, 2016 and 2015, respectively.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

The Company's primary method utilized to estimate premium adjustments for contracts subject to redetermination is to review experience periodically and to adjust premiums for differences between the experience anticipated at the time of redetermination and that underlying the original premiums.  The Company has not limited its degree of discretion contractually; however, in some states it has agreed not to raise premiums in order to recoup past losses.  The Company forgoes premium changes on existing policies at its option if the administrative cost and other business issues associated with the change outweigh the direct financial impact of the change.  Also, the Company has extra-contractually guaranteed the current premium scale for certain policies.

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business.  The balance in the liability for unpaid accident and health claim adjustment expenses as of December 31, 2016 and 2015 was $5,194 and $5,094, respectively.

The Company does not write any accident and health business that is subject to the Affordable Care Act risk sharing provisions.  As of December 31, 2016 and 2015, the Company has recorded a liability of $0 for the amount it has been assessed to fund the transitional reinsurance program.

8. Capital and Surplus

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its stockholders. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the Company can make a dividend payment of up to $350,270 without the prior approval of insurance regulatory authorities in 2016.

On June 20, 2016 the Company paid an ordinary dividend of $125,000 to its parent company. On December 22, 2015, the Company paid cash return of capital of $200,000 to its parent company. On December 29, 2014, the Company paid common stock dividends of $50,000 to its parent company.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

The Company received dividends of $20,000 from its subsidiary, World Financial Group Insurance Agency, Inc., on December 31, 2015. The Company received dividends of $15,400 and $2,420, from its subsidiaries, Transamerica Asset Management, Inc., and Transamerica Fund Services, Inc, respectively, on December 31, 2014.

Capital contributions of $118,422 and $16,578 were received from CGC and TA Corp, respectively, on February 13, 2014.

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life or health insurance company is to be determined based on the various risk factors related to it. At December 31, 2016, the Company meets the minimum RBC requirements.

The Company has two classes of common stock, Class A and Class B. Each outstanding share of Class A is entitled to four votes for any matter submitted to a vote at a meeting of stockholders, whereas each outstanding share of Class B is entitled to on such vote.

The Company's surplus notes are held by CGC and TA Corp.  These notes are due 20 years from the date of issuance at an interest rate of 6% and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company.  The Company received approval from the Iowa Insurance Division prior to paying quarterly interest payments.

Additional information related to the surplus notes at December 31, 2016 and 2015 is as follows:
For Year	Balance	Interest Paid	Cumulative	Accrued
Ending	Outstanding	Current Year	Interest Paid	Interest

2016
CGC	$ 102,734	$ 6,164	$ 80,187	$ 514
TA Corp	57,266	3,436	35,225	286
Total	$ 160,000	$ 9,600	$ 115,412	$ 800

2015
CGC	$ 102,734	$ 6,164	$ 74,023	$ 514
TA Corp	57,266	3,436	31,790	286
Total	$ 160,000	$ 9,600	$ 105,813	$ 800

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

9. Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102% of the fair value of the loaned domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned government or domestic securities.  In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

At December 31, 2016 and 2015, respectively, securities with a fair value of $344,899 and $316,319 were on loan under securities lending agreements as part of this program. At December 31, 2016, the collateral the Company received from securities lending activities was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes.  The reinvested cash collateral has a fair value of $425,875 and $354,051 at December 31, 2016 and 2015, respectively.

The contractual maturities of the securities lending collateral positions are as follows:

Fair Value
Open	$425,817
30 days or less	–
31 to 60 days	–
61 to 90 days	–
Greater than 90 days	–
Total	425,817

Securities received	–
Total collateral received	$425,817

The Company receives primarily cash collateral in an amount in excess of the fair value of the securities lent.  The Company reinvests the cash collateral into higher yielding securities than the securities which the Company has lent to other entities under the arrangement.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

The maturity dates of the reinvested securities lending collateral are as follows:

	Amortized Cost	Fair Value
Open	$64,657	$64,657
30 days or less	193,281	193,281
31 to 60 days	59,319	59,319
61 to 90 days	37,085	37,085
91 to 120 days	20,346	20,346
121 to 180 days	51,187	51,187
Total	425,875	425,875

Securities received	–	–
Total collateral reinvested	$425,875	$425,875

For securities lending, the Company's sources of cash that it uses to return the cash collateral is dependent upon the liquidity of the current market conditions. Under current conditions, the Company has securities with a par value of $426,081 (fair value of $425,875) that are currently tradable securities that could be sold and used to pay for the $425,817 in collateral calls that could come due under a worst-case scenario.

10. Retirement and Compensation Plans

The Company's employees participate in a qualified defined benefit pension plan sponsored by TA Corp. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from TA Corp.  The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits and based upon actuarial participant benefit calculations.  The benefits are based on years of service and the employee's eligible annual compensation. Pension expenses were $3,789, $4,715 and $4,602, for the years ended December 31, 2016, 2015 and 2015, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company's employees also participate in a defined contribution plan sponsored by TA Corp which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. Expense related to this plan was $1,786, $1,616 and $1,368, for the years ended December 31, 2016, 2015 and 2014, respectively.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

TA Corp sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, TA Corp has established incentive deferred compensation plans for certain key employees of the Company. The Company's allocation of expense for these plans for each of the years ended December 31, 2015, 2014 and 2013 was insignificant. TA Corp also sponsors an employee stock option plan/stock appreciation rights for employees of the Company and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of TA Corp and the Company.

In addition to pension benefits, the Company participates in plans sponsored by TA Corp that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The postretirement plan expenses are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $812, $1,089 and $1,337 related to these plans for the years ended December 31, 2016, 2015 and 2014, respectively.

During December 2015, the Company offered select employees the opportunity to participate in the Transamerica Voluntary Separation Incentive Plan (VSIP). Eligible employees were given until January 18, 2016 to make an election. Following SSAP No. 11, Postemployment Benefits and Compensated Absences, and SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, an expense was accrued in 2015 for the post-employment benefit in the amount of $404.

11. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company is party to a common cost allocation service arrangement between TA Corp companies, in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered.  The Company is also a party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the advisor serves as the administrator and advisor for the Company's mortgage loan operations.  AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company.  The Company provides office space, marketing and administrative services to certain affiliates.  The amount received by the Company as a result of being a party to these agreements was $61,264 $79,111 and $66,670 during 2016, 2015 and 2014, respectively.  The amount paid as a result of being a party to these agreements was $302,445 $296,093 and $189,982 during 2016, 2015 and 2014, respectively.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement.  The Company incurred expenses under this agreement of $42, $42 and $50 for the years ended December 31, 2016, 2015 and 2014, respectively.

At December 31, 2016 and 2015, the Company reported a net amount of $(64,869) and $(83,509) (payable to)/receivable from parent, subsidiary and affiliated companies, respectively. Terms of settlement require that these amounts be settled within 90 days. Receivables from and payables to affiliates bear interest at the thirty-day commercial paper rate.

During 2016, 2015 and 2014, the Company (paid)/received net interest of $58, $(120) and $2, respectively, to affiliates.

The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the TA Corp/Transamerica Series Trust.  The Company received $20,705, $23,447 and $26,057 for these services during 2016, 2015 and 2014, respectively.

At December 31, 2016, the Company had short-term intercompany notes receivable of $74,100 as follows.  In accordance with SSAP No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties, these notes are reported as short-term investments.

Receivable from	Amount	Due By	Interest Rate
TA Corp	$ 74,100	December 31, 2017	0.47%

At December 31, 2015, the Company had short-term intercompany notes receivable of $252,700 as follows.

Receivable from	Amount	Due By	Interest Rate
TA Corp	$ 9,200	July 16, 2016	0.16%
TA Corp	17,000	July 20, 2016	0.16%
TA Corp	200,000	July 28, 2016	0.16%
TA Corp	26,500	October 27, 2016	0.25%

The Company had no short-term notes receivable at December 31, 2014.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate. At December 31, 2016 and 2015, the cash surrender value of these policies was $165,912 and $83,231, respectively.

During 1998, TLIC issued life insurance policies to LIICA, covering the lives of certain LIICA employees.  As discussed in Note 6 - Reinsurance, the Company entered into an assumption reinsurance transaction with TLIC effective September 30, 2008, resulting in the Company assuming all liabilities of TLIC arising under these policies. Accordingly, the Company held aggregate reserves for policies and contracts related to these policies of $171,075 and $167,132 at December 31, 2016 and 2015, respectively.

The Company utilizes the look-through approach in valuing its investment in the following two entities.

Real Estate Alternatives Portfolio 3, LLC (REAP 3)     $22,698
Real Estate Alternatives Portfolio 4 HR, LLC (REAP 4 HR) $58,055

These entity's financial statements are not audited and the Company has limited the value of its investment in these entities to the value contained in the audited financial statements of the underlying LP/LLC investments, including adjustments required by SSAP No. 97 of SCA entitles and/or non-SCA SSAP No. 48 entities owed by REAP 3 and REAP 4 HR and valued in accordance with the relevant paragraphs of SSAP No. 97.  All liabilities, commitments, contingencies, guarantees, or obligations of REAP 3 and REAP 4 HR, which are required to be recorded as liabilities, commitments, contingencies, guarantees, or obligations under applicable accounting guidance, are reflected in the Company's determination of the carrying value of the investment in REAP 3 and REAP 4 HR if not already recoded in the financial statements of REAP 3 and REAP 4 HR.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

The following table shows the disclosures for all SCA investments, except 8bi entities, and balance sheet value (admitted and nonadmitted) as of December 31, 2016:

SCA Entity	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Nonadmitted Amount
SSAP No. 97 8a Entities
None	–%	$–	$–	$–
Total SSAP No. 97 8a Entities	XXX	$–	$–	$–
SSAP No. 97 8b(ii) Entities
None	–%	$–	$–	$–
Total SSAP No. 97 8b(ii) Entities	XXX	$–	$–	$–
SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	37.00%	$11,909	$11,909	$–
INTERSECURITIES INS AGENCY INC	100.00	–	–	–
TRANSAMERICA ASSET MANAGEMENT INC	77.00	28,195	28,195	–
TRANSAMERICA FUND SERVICES INC	44.13	–	–	–
WORLD FIN GRP INSURANCE AGENCY INC	100.00	–	–	–
AEGON DIRECT MARKETING SVC INC	73.55	–	–	–
Total SSAP No. 97 8b(iii) Entities	XXX	$40,104	$40,104	$–
SSAP No. 97 8b(iv) Entities
None	–%	$–	$–	$–
Total SSAP No. 97 8b(iv) Entities	XXX	$–	$–	$–
Total SSAP No. 97 8b Entities (except 8bi entities) (b+c+d+e)	XXX	$40,104	$40,104	$–
Aggregate Total (a+e)	XXX	$40,104	$40,104	$–

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

The following table shows the NAIC responses for the SCA filings (except 8Bi entities):

SCA Entity (Should be same entities as shown in M(1) above.)	Type of NAIC Filing*	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Submission Required Y/N	Code**
SSAP No. 97 8a Entities
None			$–
Total SSAP No. 97 8a Entities	–	–	$–	–	–	–
SSAP No. 97 8b(ii) Entities
None			$–
Total SSAP No. 97 8b(ii) Entities	–	–	$–	–	–	–
SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	S2	12/21/2016	$14,215	Y	N	I
INTERSECURITIES INS AGENCY INC	NA		–	N	N	I
TRANSAMERICA ASSET MANAGEMENT INC	S2	11/16/2016	47,762	Y	N	I
TRANSAMERICA FUND SERVICES INC	NA		–	N	N	I
WORLD FIN GRP INSURANCE AGENCY INC	NA		–	N	N	I
AEGON DIRECT MARKETING SVC INC	NA		–	N	N	I
Total SSAP No. 97 8b(iii) Entities	–	–	$61,977
SSAP No. 97 8b(iv) Entities
None			$–	–	–	–
Total SSAP No. 97 8b(iv) Entities	–	–	$–	–	–	–
Total SSAP No. 97 8b Entities (except 8bi entities) (b+c+d+e)	–	–	$61,977	–	–	–
Aggregate Total (a+e)	–	–	$61,977	–	–	–

* S1 – Sub1, S2 – Sub2 or RDF – Resubmission of Disallowed Filing
** I – Immaterial or M – Material

12. Managing General Agents

The Company utilizes managing general agents and third-party administrators in its operation.  Information regarding these entities for the year ended December 31, 2016 is as follows:

					Total Direct
Name and Address of Managing			Types of	Types of	Premiums
General Agent or Third-Party		Exclusive	Business	Authority	Written/
Administrator	FEIN	Contract	Written	Granted	Produced By
The Vanguard Group, Inc.	23-1945930	No	Deferred and Income	C, B, P, U	$ 558,092
100 Vanguard Blvd.			Annuities
Malvern, PA 19355

Gallagher Bollinger, Inc.	22-0781130	No	Group A&H, Life	C, CA, P, U	26,830
101 JFK Parkway
Short Hills, NJ 07078

Affinion Group	20-0641090	No	AD&D	P	141,151
6 High Ridge Park
Stamford, CT 06905

All Other TPA Premiums					102

Total					$ 726,175
C-	Claims Payment
CA-     Claims Adjustment
B-	Binding Authority1%
P-	Premium Collection
U-       Underwriting

For years ended December 31, 2016, 2015 and 2014, the Company had $558,092, $618,587, $576,577, respectively, of direct premiums written by The Vanguard Group, Inc. For years ended December 31, 2016, 2015 and 2014, the Company had $26,830, $41,103, $76,351, respectively, of direct premiums written by Gallagher Bollinger, Inc. For the years ended December 31, 2016 and 2015, the Company had $141,151 and $146,339, respectively, of direct premiums written by Affinion Group. For years ended December 31, 2016, 2015 and 2014, the Company had $102, $154, $131, respectively, of direct premiums written by all other managing general agents.

13. Commitments and Contingencies

The Company has issued synthetic GIC contracts to benefit plan sponsors on assets totaling $52,844,297 and $51,810,312 as of December 31, 2016 and 2015, respectively.  A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium that varies based on such elements as benefit responsive exposure and contract size.  The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow. A contract reserve has been established for the possibility of unexpected benefit payments at below market interest rates of $15 and $62 at December 31, 2016 and 2015, respectively.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

At December 31, 2016 and 2015, the Company has mortgage loan commitments of $17,736 and $6,735, respectively.

The Company has contingent commitments of $185,080 and $150,592 at December 31, 2016 and 2015, respectively, to provide additional funding for various joint ventures, partnerships and limited liability companies, which includes LIHTC commitments of $70,929 and $117, respectively.

The Company has no private placement commitments outstanding as of December 31, 2016 and 2015, respectively.

The Company has no securities acquired (sold) on a TBA basis as of December 31, 2016. The Company sold $130,726 of securities on a TBA basis as of December 31, 2015, and the receivable related to these TBAs was reclassed.  Note 5, Investments, provides details on the offsetting and netting of assets and liabilities related to this transaction.

The Company may pledge assets as collateral for derivative transactions. At December 31, 2016 and 2015, the Company has pledged invested assets with a carrying value of $244,157 and $118,131, respectively, and fair value of $258,821 and $130,955, respectively, in conjunction with these transactions.

Cash collateral received from derivative counterparties as well as the obligation to return the collateral is recorded on the Company's balance sheet.  The amount of cash collateral posted as of December 31, 2016 and 2015, respectively, was $335,230 and $309,456.

In addition, securities in the amount of $20,484 and $154,398 were posted to the Company as of December 31, 2016 and 2015, respectively, which were not included on the balance sheet of the Company as the Company does not have the ability to sell or re-pledge the collateral.

The Company may pledge assets as collateral for transactions involving funding agreements.  At December 31, 2016 and 2015, the Company has pledged invested assets with a carrying amount of $0 and $13,527 respectively, and fair value of $0 and $14,293 respectively, in conjunction with these transactions.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

The Company has provided back-stop guarantees for the performance of non-insurance affiliates or subsidiaries that are involved in the guaranteed sale of investments in low-income housing tax credit partnerships.  The nature of the obligation is to provide third-party investors with a minimum guaranteed annual and cumulative return on their contributed capital which is based on tax credits and tax losses generated from the LIHTC partnerships.  Guarantee payments arise if LIHTC partnerships experience unexpected significant decreases in tax credits and tax losses or there are compliance issues with the partnerships.  A significant portion of the remaining term of the guarantees is between 13-18 years.  In accordance with SSAP No. 5R, the Company did not recognize a liability for the LIHTC since the amount is considered immaterial to the Company's financial results.  The maximum potential amount of future payments (undiscounted) that the Company could be required to make under these guarantees was $39 and $72 at December 31, 2016 and 2015, respectively.  No payments are required as of December 31, 2016.  The current assessment of risk of making payments under these guarantees is remote.

The following table provides an aggregate compilation of guarantee obligations as of December 31, 2016 and 2015:

December 31
	2016	2015
Aggregate maximum potential of future payments
of all guarantees (undiscounted)	$ 39	$ 72
Current liability recognized in financial statements:
Noncontingent liabilities	–	–
Contingent liabilities	–	–
Ultimate financial statement impact if action required:
Incurred claims	–	–
Other	39	$ 72
Total impact if action required	$ 39	$ 72

The Company is a member of the FHLB of Des Moines.  Through its membership, the Company has conducted business activity (borrowings) with the FHLB.  It is part of the Company's strategy to utilize these funds to improve spread lending liquidity.  The Company has determined the actual/estimated maximum borrowing capacity as $1,575,000.  The Company calculated this amount in accordance with the terms and conditions of agreement with FHLB of Des Moines.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

At December 31, 2016 and 2015, the Company purchased/owned the following FHLB stock as part of the agreement:

	Year Ended December 31
	2016	2015

Membership Stock:
Class A	$ –	$ –
Class B	10,000	10,000
Activity Stock	63,000	16,000
Excess Stock	–	–
Total	$ 73,000	$ 26,000

At December 31, 2016, Membership Stock (Class A and B) Eligible for Redemption and the anticipated timeframe for redemption was as follows:

		6 Months to	1 to Less
	Less Than	Less Than 1	Than 3	3 to 5
	6 Months	Year	Years	Years
Membership Stock
Class A	$ –	$ –	$ –	$ –
Class B	–	–	–	10,000
Total	$ –	$ –	$ –	$ 10,000
At December 31, 2016 and 2015, the amount of collateral pledged to the FHLB was as follows:

	Fair Value	Carry Value
December 31, 2016
Total Collateral Pledged	$ 1,924,639	$ 1,883,635

	Fair Value	Carry Value
Decemeber 31, 2015
Total Collateral Pledged	$ 925,622	$ 895,353

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

At December 31, 2016 and 2015, the maximum amount pledged to the FHLB during the reporting period was as follows:

	Fair Value	Carry Value
2016
Maximum Collateral Pledged	$ 1,924,639	$ 1,883,635

	Fair Value	Carry Value
2015
Maximum Collateral Pledged	$ 954,381	$ 898,749

At December 31, 2016 and 2015, the borrowings from the FHLB were as follows:

Funding
Agreements
	General	Reserves
	Account	Established
December 31, 2016

Debt	$ 1,175,000	$ –
Funding agreements	400,000	400,157
Other	–	–
Total	$ 1,575,000	$ 400,157

Funding
Agreements
	General	Reserves
	Account	Established
December 31, 2015

Debt	$ –	$ –
Funding agreements	400,000	–
Other	–	–
Total	$ 400,000	$ –

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

At December 31, 2016, the maximum amount of borrowings during reporting period was as follows:

General
Account
2016

Debt	$ 1,175,000
Funding agreements	400,000
Other	–
Total	$ 1,575,000

At December 31, 2016 the prepayment penalties information is as follows:

Does the Company have
prepayment obligations
under the following
arrangements (yes/no)?
Debt	NO
Funding Agreements	NO
Other	N/A

The Company has provided guarantees for the obligations of noninsurance affiliates who have accepted assignments of structured settlement payment obligations from other insurers and purchase structured settlement insurance policies from subsidiaries of the Company that match those obligations.  The guarantees made by the Company are specific to each structured settlement contract and vary in date and duration of the obligation.  These are numerous and are backed by the reserves established by the Company to represent the present value of the future payments for those contracts. The statutory reserve established at December 31, 2016 for the total payout block is $2,270,109. As this reserve is already recorded on the balance sheet of the Company, there was no additional liability recorded due to the adoption of SSAP No. 5R.

The Company is a party to legal proceedings involving a variety of issues incidental to its business, including class actions.  Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum.  In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company's legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management's opinion that damages arising from such demands will not be material to the Company's financial position.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

In addition, the insurance industry has increasingly and routinely been the subject of litigation, investigations, regulatory activity and challenges by various governmental and enforcement authorities and policyholder advocate groups concerning certain practices. For example, unclaimed property administrators and state insurance regulators are performing unclaimed property examinations of the life insurance industry in the U.S., including the Company. These are in some cases multi-state examinations that include the collective action of many of the states. Additionally, some states are conducting separate examinations or instituting separate enforcement actions in regard to unclaimed property laws and related claims practices. As other insurers in the United States have done, the Company identified certain additional internal processes that it has implemented or is in the process of implementing. As of December 31, 2016 and 2015, the Company's reserves related to this matter were not material to the Company's financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company's balance sheet. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. As of December 31, 2016 and 2015, the Company's estimated future share of future guaranty fund assessments related to several major insurer insolvencies were not material to the Company's financial position.

14. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of
      Liabilities

The Company enters into dollar repurchase agreements in which securities are delivered to the counterparty once adequate collateral has been received.  At December 31, 2016 and 2015, the Company had dollar repurchase agreements outstanding in the amount of $175,171 and $291,895, respectively. The Company had an outstanding liability for borrowed money in the amount $170,594 and $161,834, which included accrued interest of $444 and $851, at December 31, 2016 and 2015, respectively due to participation in dollar repurchase agreements.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

The contractual maturities of dollar repurchase agreements are as follows:

Fair Value
Open	$170,150
30 days or less	–
31 to 60 days	–
61 to 90 days	–
Greater than 90 days	–
Total	170,150

Securities received	–
Total collateral received	$170,150

In the course of the Company's asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company's yield on its investment portfolio.  There were no securities of NAIC designation 3 or below sold during 2016 and reacquired within 30 days of the sale date.

15. Reconciliation to Statutory Statement

The following is a reconciliation of amounts previously reported to the Iowa Department of Financial Regulation in the 2016 Annual Statement, to those reported in the accompanying statutory-basis financial statements:

December 31,
2016
Balance Sheet:
Total assets as reported in the company's Annual Statement	41,515,552
Decrease Cash, cash equivalents and short-term investments	(40,000)
Increase accounts receivable	40,000
Decrease in other assets	(34,708)
Total assets as reported in the accompanying audited
statutory basis balance sheet	41,480,844

Liabilities as reported in the Company's Annual Statement	39,837,875
Decrease in Remmittances and items not allocated	(34,708)
Total liabilities as reported in the accompanying audited
statutory basis balance sheet	39,803,167

In the 2016 Annual Statement, an entry was excluded due to timing that left accounts receivables and remittances overstated. Another entry was excluded that left cash overstated and A/R understated. Both were corrected in the 2016 audited financial statements and had no net balance sheet impact and the first item had no cash flow impact. The second item is included below.

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

December 31,
2016
Statement of Cash Flow
Total net cash from operations in the Company's Annual Statement	2,614,332
Decrease Premiums collected, net of reinsurance	(2,886,342)
Increase Benefit and loss related payments	787,920
Total net cash from operations in the accompanying
audited statutory basis statement of cash flow	(272,010)

Total net cash from financing and miscellaneous sources in the
Company's Annual Statement	(1,011,385)
Decrease Reinsurance on deposit-type contracts and other
insurance liabilities	(1,300,249)
Increase Funds held under reinsurance treaties
with unauthorized reinsurers	3,398,671
Decrease other cash (applied) provided	(40,000)
Total net cash from financing and miscellaneous sources in the
accompanying audited statuotry basis satement of cash flow	1,047,037

Net change in cash, cash equivalents and short-term investments
due to reconciliation	(40,000)

In the 2016 Annual Statement, an entry was excluded that left financing cash activity overstated. A cash flow movement between operating activities and Financing activities related to the reinsurance recapture was excluded. These were corrected in the 2016 audited financial statements and updated in the balance sheet and cash flow statement.

16. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are issued, provided they give evidence of conditions that existed at the balance sheet date (Type I).  Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). The Company has not identified any Type I or Type II subsequent events for the year ended December 31, 2016 through April 24, 2017.

Transamerica Premier Life Insurance Company

Appendix A – Listing of Affiliated Companies

Transamerica Corporation
EIN: 42-1484983
AFFILIATIONS SCHEDULE
YEAR ENDED DECEMBER 31, 2016

Attachment to Note 7

Entity Name	FEIN

Transamerica Corporation	42-1484983
AEGON Alliances Inc	56-1358257
AEGON Asset Management Services Inc	39-1884868
AEGON Assignment Corp (Illinois)	42-1477359
AEGON Assignment Corp of Kentucky	61-1314968
AEGON Direct Marketing Services Inc	42-1470697
AEGON Direct Marketing Services International Inc	52-1291367
AEGON Financial Services Group Inc	41-1479568
AEGON Institutional Markets Inc	61-1085329
AEGON Management Company	35-1113520
AEGON Structured Settlements Inc	61-1068209
AEGON USA Real Estate Services Inc	61-1098396
AEGON USA Realty Advisors of CA FKA Pensaprima Inc	20-5023693
AFSG Securities Corporation	23-2421076
AUSA Distribution Corporation (FKA Transamerica Retirement Solutions)	47-4460403
AUSA Properties Inc	27-1275705
Commonwealth General Corporation	51-0108922
Creditor Resources Inc	42-1079584
CRI Solutions Inc	52-1363611
Financial Planning Services Inc	23-2130174
Firebird Reinsurance Corporation	47-3331975
Garnet Assurance Corporation	11-3674132
Garnet Assurance Corporation II	14-1893533
Garnet Assurance Corporation III	01-0947856
Global Preferred RE LTD	98-0164807
Intersecurities Ins Agency	42-1517005
Investors Warranty of America Inc	42-1154276
LIICA RE I	20-5984601
LIICA RE II	20-5927773
INTERNAL

Transamerica Premier Life Insurance Company

Appendix A – Listing of Affiliated Companies (Continued)

Transamerica Corporation
EIN: 42-1484983
AFFILIATIONS SCHEDULE
YEAR ENDED DECEMBER 31, 2016

Attachment to Note 7

Entity Name	FEIN
Massachusetts Fidelity Trust	42-0947998
MLIC RE I Inc	01-0930908
Money Services Inc	42-1079580
Monumental General Administrators Inc	52-1243288
Pearl Holdings Inc I	20-1063558
Pearl Holdings Inc II	20-1063571
Pine Falls Re Inc	26-1552330
Real Estate Alternatives Portfolio 3A Inc	20-1627078
River Ridge Insurance Company	20-0877184
Short Hills Management	42-1338496
Stonebridge Benefit Services Inc	75-2548428
Stonebridge Life Insurance Company	03-0164230
Stonebridge Reinsurance Company	61-1497252
TCF Asset Management Corp	84-0642550
TCFC Air Holdings Inc	32-0092333
TCFC Asset Holdings Inc	32-0092334
The RCC Group Inc	13-3695273
TLIC Oakbrook Reinsurance Inc.	47-1026613
TLIC Riverwood Reinsurance Inc	45-3193055
TLIC Watertree Reinsurance Inc	81-3715574
Tranasmerica Advisors Life Insurance Company (FKA MLLIC)	91-1325756
Transamerica Accounts Holding Corp	36-4162154
Transamerica Affinity Services Inc	42-1523438
Transamerica Affordable Housing Inc	94-3252196
Transamerica Agency Network Inc (FKA: Life Inv Fin Group)	61-1513662
Transamerica Annuity Service Corporation	85-0325648
Transamerica Asset Management (fka Transamerica Fund Adviso)	59-3403585
Transamerica Capital Inc	95-3141953

Transamerica Corporation
EIN: 42-1484983
AFFILIATIONS SCHEDULE
YEAR ENDED DECEMBER 31, 2016

Attachment to Note 7

Entity Name	FEIN
Transamerica Casualty Insurance Company	31-4423946
Transamerica Commercial Finance Corp I	94-3054228
Transamerica Consumer Finance Holding Company	95-4631538
Transamerica Corporation (OREGON)	98-6021219
Transamerica Distribution Finance Overseas Inc	36-4254366
Transamerica Finance Corporation	95-1077235
Transamerica Financial Advisors FKA InterSecurities	59-2476008
Transamerica Financial Life Insurance Company	36-6071399
Transamerica Fund Services Inc	59-3403587
Transamerica Home Loan	95-4390993
Transamerica International Re (Bermuda) Ltd	98-0199561
Transamerica Investors Securities Corp	13-3696753
Transamerica Leasing Holdings Inc	13-3452993
Transamerica Life Insurance Company	39-0989781
Transamerica Pacific Insurance Co Ltd	94-3304740
Transamerica Premier Life Insurance Company	52-0419790
Transamerica Resources Inc (FKA: Nat Assoc Mgmt)	52-1525601
Transamerica Small Business Capital Inc	36-4251204
Transamerica Stable Value Solutions Inc	27-0648897
Transamerica Vendor Financial Services Corporation	36-4134790
United Financial Services Inc	52-1263786
WFG China Holdings Inc	20-2541057
World Fin Group Ins Agency of Massachusetts Inc	04-3182849
World Financial Group Inc	42-1518386
World Financial Group Ins Agency of Hawaii Inc	99-0277127
World Financial Group Insurance Agency of WY Inc	42-1519076
World Financial Group Insurance Agency	95-3809372
Zahorik Company Inc	95-2775959
Zero Beta Fund LLC	26-1298094

Statutory-Basis
Financial Statement Schedule

Transamerica Premier Life Insurance Company

Summary of Investments – Other Than
Investments in Related Parties
(Dollars in Thousands)

December 31, 2016
SCHEDULE I
			Amount at
			Which Shown
		Fair	in the
Type of Investment	Cost (1)	Value	Balance Sheet (2)
Fixed maturities
Bonds:
United States government and
government agencies and
authorities	$ 1,918,664	$ 1,918,639	$ 1,933,300
States, municipalities and political
subdivisions	546,657	555,409	546,651
Foreign governments	215,641	224,479	215,641
Hybrid securities	316,139	309,163	316,139
All other corporate bonds	10,236,957	11,416,457	10,218,485
Preferred stocks	10,681	9,818	10,449
Total fixed maturities	13,244,739	14,433,964	13,240,665

Equity securities
Common stocks:
Industrial, miscellaneous and all
other	73,117	111,964	111,964
Total equity securities	73,117	111,964	111,964

Mortgage loans on real estate	1,598,685		1,598,685
Real estate	226,688		226,688
Policy loans	926,400		926,400
Other long-term investments	257,527		257,527
Receivable for Securities	1,154		1,154
Securities Lending	425,875		425,875
Cash, cash equivalents and short-term
investments	1,134,273		1,134,273
Total investments	$ 17,888,458		$ 17,923,232

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.
(2)
United States government, state, municipal and political, hybrid and corporate bonds of $31,157 are held at fair value rather than amortized cost due to having an NAIC 6 rating.  A preferred stock security is held at its fair value of $7,326 due to having an NAIC 6 rating.

Transamerica Premier Life Insurance Company

Supplementary Insurance Information
(Dollars in Thousands)
SCHEDULE III

						Benefits,
						Claims
	Future Policy		Policy and		Net	Losses and	Other
	Benefits and	Unearned	Contract	Premium	Investment	Settlement	Operating
	Expenses	Premiums	Liabilities	Revenue	Income*	Expenses	Expenses*
Year ended December 31, 2016
Individual life	$ 7,871,102	$ –	$ 108,989	$ 1,280,727	$ 374,691	$ 1,021,572	$ 780,254
Individual health	943,236	25,921	52,368	604,965	48,396	583,032	184,394
Group life and health	602,867	23,520	81,892	625,305	31,012	344,371	282,335
Annuity	3,344,133	–	539	764,576	314,418	1,180,579	(112,011)
	$ 12,761,338	$ 49,441	$ 243,788	$ 3,275,573	$ 768,517	$ 3,129,554	$ 1,134,972

Year ended December 31, 2015
Individual life	$ 7,342,263	$ –	$ 115,608	$ 1,173,427	$ 363,846	$ 872,269	$ 799,628
Individual health	874,366	30,940	57,676	530,294	41,145	524,184	237,922
Group life and health	635,765	19,430	92,704	636,321	31,081	353,653	211,968
Annuity	3,363,955	–	676	778,135	330,277	949,835	(34,630)
Other	–	–	–	–	74,485	–	–
	$ 12,216,349	$ 50,370	$ 266,664	$ 3,118,177	$ 840,834	$ 2,699,941	$ 1,214,888

Year ended December 31, 2014
Individual life	$ 6,956,487	$ –	$ 130,400	$ 950,127	$ 372,068	$ 718,488	$ 648,770
Individual health	545,640	23,215	40,888	4,065,711	43,818	(13,748)	3,855,616
Group life and health	662,343	31,956	102,266	566,324	35,156	313,348	269,914
Annuity	3,660,269	–	941	755,164	374,929	1,222,721	(155,769)
	$ 11,824,739	$ 55,171	$ 274,495	$ 6,337,326	$ 825,971	$ 2,240,809	$ 4,618,531

Transamerica Premier Life Insurance Company

Reinsurance
(Dollars in Thousands)

SCHEDULE IV
			Assumed		Percentage
		Ceded to	From		of Amount
	Gross	Other	Other	Net	Assumed
	Amount	Companies	Companies	Amount	to Net
Year ended December 31, 2016
Life insurance in force	$ 219,520,173	$ 73,369,751	$ 338,978	$ 146,489,399	0%

Premiums:
Individual life	$ 1,719,001	$ 448,239	$ 9,965	$ 1,280,727	1%
Individual health	228,511	1,676	378,130	604,965	63%
Group life and health	630,029	85,628	80,904	625,305	13%
Annuity	723,545	(2,072,383)	(2,031,352)	764,576	-266%
	$ 3,301,086	$ (1,536,840)	$ (1,562,353)	$ 3,275,573	-48%

Year ended December 31, 2015
Life insurance in force	$ 199,150,576	$ 77,398,265	$ 5,030,659	$ 126,782,970	4%

Premiums:
Individual life	$ 1,629,401	$ 464,671	$ 8,697	$ 1,173,427	1%
Individual health	145,438	4,720	388,714	529,432	73%
Group life and health	630,126	77,888	84,084	636,322	13%
Annuity	793,281	33,124	17,978	778,135	2%
	$ 3,198,246	$ 580,403	$ 499,473	$ 3,117,316	16%

Year ended December 31, 2014
Life insurance in force	$ 184,738,794	$ 84,926,052	$ 5,804,983	$ 105,617,725	5%

Premiums:
Individual life	$ 1,468,449	$ 532,051	$ 13,729	$ 950,127	1%
Individual health	109,110	6,436	3,963,037	4,065,711	97%
Group life and health	594,400	90,136	62,059	566,323	11%
Annuity	768,531	36,250	22,884	755,165	3%
	$ 2,940,490	$ 664,873	$ 4,061,709	$ 6,337,326	64%

PART C - OTHER INFORMATION

Item 26. Exhibits
(a)		Board of Directors Resolution
	(i)	Resolution of the Board of Directors of Western Reserve establishing the separate account (1)
	(ii)	Resolution of TPLIC Board authorizing Plan of Merger and attached Plan of Merger (13)
	(iii)	Resolution of WRL Board of Directors authorizing Plan of Merger and attached Plan of Merger (18)
	(iv)	Resolution Authorizing Re-domestication of the Separate Account (13)
(b)		Not Applicable
(c)		Underwriting Contracts
	(i)	Amended and Restated Principal Underwriting Agreement between Transamerica Capital Inc. and Monumental Life dated March 1, 2013 (19)
(ii)
Amendment No. 1 to Amended and Restated Principal Underwriting Agreement between Transamerica Capital Inc. and Transamerica Premier Life Insurance Company (formerly, Monumental Life)  dated July 31, 2014 (13)

(d)		Contracts
	(i)	(a)Specimen Flexible Premium Variable Life Insurance Policy (VL07) (5)
(b) Revised GPT Schedule Pages (VL07) (10)
(c) Revised CVAT Schedule Pages (VL07) (10)
	(ii)	Inflation Fighter Rider (5)
	(iii)	Primary Insured Rider Plus (5)
	(iv)	Disability Waiver of Premium Rider (5)
	(v)	Disability Waiver of Monthly Deductions Rider (5)
	(vi)	Other Insured Rider (5)
	(vii)	Accidental Death Benefit Rider (5)
	(viii)	Living Benefit Rider (an Accelerated Death Benefit) (3)
	(ix)	Children's Insurance Rider (4)
(e)		Applications
Application for Flexible Premium Variable Life Insurance Policy (3)
(f)		Depositor's Certificate of Incorporation and By-Laws
	(i)	Restated Articles of Incorporation and Articles of Re-domestication of TPLIC (formerly, Monumental Life Insurance Company) (20)
	(ii)	Amended By-Laws of TPLIC (formerly, Monumental Life Insurance Company) (20)
(g)		Reinsurance Contracts
	(i)	Reinsurance Treaty dated September 30, 2000 and Amendments Thereto (2)
	(ii)	Reinsurance Treaty dated July 1, 2002 and Amendments Thereto (2)
	(iii)	Reinsurance Treaty dated September 1, 2003 (6)
(h)		Participation Agreements
(i)
Participation Agreement among Transamerica Series Trust and Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, and Western Reserve Life Assurance Co. of Ohio dated May 1, 2013 (13)

(ii)
Amendment No. 1 to Participation Agreement among Transamerica Series Trust and Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, and Western Reserve Life Assurance Co. of Ohio dated May 1, 2013 (13)

(iii)
Revision to Schedule A dated September 3, 2013 of the Participation Agreement among Transamerica Series Trust and Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, and Western Reserve Life Assurance Co. of Ohio dated May 1, 2013 (13)

(iv)
Revision to Schedule A dated September 18, 2013 of the Participation Agreement among Transamerica Series Trust and Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, and Western Reserve Life Assurance Co. of Ohio dated May 1, 2013 (13)

(v)
Revision to Schedule A dated October 31, 2013 of the Participation Agreement among Transamerica Series Trust and Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Monumental Life Insurance Company, and Western Reserve Life Assurance Co. of Ohio dated May 1, 2013 (13)

(vi)
Revision to Schedule A dated May 1, 2014 of the Participation Agreement among Transamerica Series Trust and Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company,  Monumental Life Insurance Company, and Western Reserve Life Assurance Co. of Ohio dated May 1, 2013 (22)

(vii)
Revision to Schedule A dated July 1, 2014 of the Participation Agreement among Transamerica Series Trust and Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company,  Monumental Life Insurance Company, and Western Reserve Life Assurance Co. of Ohio dated May 1, 2013 (22)

(viii)
Amendment No. 2 dated November 10, 2014 to Participation Agreement among Transamerica Series Trust and Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company,  and Transamerica Premier Life Insurance Company dated May 1, 2013 (22)

(ix)	Amended Schedule A to Participation Agreement dated 5-1-2015 (TST) (23)
(x)	Amended Schedule A to Participation Agreement dated 12-18-2015 (TST) (23)
(xi)	Amended Schedule A to Participation Agreement dated 3-21-2016 (TST) (23)
(xii)	Amended Schedule A to Participation Agreement dated 5-01-2016 (TST) (23)
(xiii)	Amended Schedule A to Participation Agreement dated 12-16-2016 (TST) (24)
(xiv)	Amended Schedule A to Participation Agreement dated 5-1-2017 (TST) (24)
(xv)	Participation Agreement Among Variable Insurance Products' Funds, Fidelity Distributors Corporation and Peoples Benefit Life Insurance Company dated 12-1-2000 (22)
(xvi)	Amendment No. 1 to Participation Agreement Among Variable Products' Funds, Fidelity Distributors Corporation and Peoples Benefit Life Insurance Company dated 3-8-2004 (22)
(xvii)	Amendment No. 2 to Participation Agreement Among Variable Products' Funds, Fidelity Distributors Corporation and Peoples Benefit Life Insurance Company dated 5-1-2005 (22)
(xviii)	Amendment No. 3 to Participation Agreement Among Variable Products' Funds, Fidelity Distributors Corporation and Peoples Benefit Life Insurance Company dated 6-27-2007 (22)
(xix)	Amendment No. 4 to Participation Agreement Among Variable Products' Funds, Fidelity Distributors Corporation and Peoples Benefit Life Insurance Company dated 10-1-2007 (22)
(xx)
Amendment No. 5 (Privacy) to Participation Agreement Among Variable Products' Funds, Fidelity Distributors Corporation and Monumental Life Insurance Company (formerly, Peoples Benefit Life Insurance Company) dated 3-1-2012 (22)

(xxi)
Amendment No. 6 to Participation Agreement Among Variable Products' Funds, Fidelity Distributors Corporation and Monumental Life Insurance Company (formerly, Peoples Benefit Life Insurance Company) dated 5-1-2013 (22)

(xxii)
Amendment No. 7 to Participation Agreement Among Variable Products' Funds, Fidelity Distributors Corporation and Transamerica Premier Life Insurance Company (formerly, Monumental Life Insurance Company) dated 10-1-2014 (22)

(xxiii)	Summary Prospectus Agreement between WRL and Fidelity Distributors Corporation dated May 1, 2011 (11)
(xxiv)	Participation Agreement Among Western Reserve, ProFunds, Access One Trust and ProFund Advisors LLC dated June 6, 2006 (7)
(xxv)	Amendment No. 1 to Participation Agreement among Western Reserve, ProFunds, Access One Trust and ProFund Advisors LLC dated June 1, 2007 (7)
(xxvi)	Amendment No. 2 to Participation Agreement among Western Reserve, ProFunds, Access One Trust and ProFund Advisors LLC dated August 30, 2008 (8)
(xxvii)	Amendment No. 3 to Participation Agreement among Western Reserve, ProFunds, Access One Trust and ProFund Advisors LLC dated February 28, 2008 (9)
(xxviii)	Amendment No. 5 to Participation Agreement among Western Reserve, ProFunds, Access One Trust and ProFund Advisors LLC dated May 1, 2012 (11)
(xxix)	Amendment No. 6 to Participation Agreement among Western Reserve, ProFunds, Access One Trust and ProFund Advisors LLC dated May 1, 2013(13)
(xxx)	Amendment No. 7 to Participation Agreement among Transamerica Premier Life Insurance Company and ProFunds, Access One Trust and ProFund Advisors LLC dated June 2, 2016 (24)
(xxxi)	Confidentiality Amendment to ProFunds Participation Agreement among Western Reserve, ProFunds, Access One Trust and ProFunds Advisors LLC dated February 22, 2012 (11)
(xxxii)	Participation Agreement between AllianceBernstein Variable Products Series Fund, Inc. and Transamerica Premier Life Insurance Company (formerly, Monumental Life) dated August 2, 2000 (16)

	(xxxiii)	Amendment to Participation Agreement Among AllianceBernstein Variable Products Series Fund, Inc. and TPLIC dated May 9, 2008 (16)
	(xxxiv)	Amendment 2 to Participation Agreement Among AllianceBernstein Variable Products Series Fund, Inc. and TPLIC dated March 1, 2012 (17)
	(xxxv)	Amendment No. 3 to Participation Agreement between AllianceBernstein Variable Products Series Fund, Inc. and TPLIC dated April 30, 2014(18)
	(xxxvi)	Amendment No. 4 to Participation Agreement between AllianceBernstein Variable Products Series Fund, Inc. and TPLIC dated October 1, 2014(15)
	(xxxvii)	Amended Schedule A to Participation Agreement dated 5-1-2015 (23)
(xxxviii)
Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Western Reserve Life Assurance Co. of Ohio and Transamerica Capital, Inc. dated November 10, 2008 (9)

(xxxix)
Amendment No. 1 to Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Western Reserve Life Assurance Co. of Ohio and Transamerica Capital, Inc. dated May 1, 2009 (9)

(xl)
Amendment No. 2 to Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Western Reserve Life Assurance Co. of Ohio and Transamerica Capital, Inc. dated October 1, 2010 (12)

(xli)
Amendment No. 3 to Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Western Reserve Life Assurance Co. of Ohio and Transamerica Capital, Inc. dated October 31, 2011 (11)

(xlii)
Amendment to Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Western Reserve Life Assurance Co. of Ohio and Transamerica Capital, Inc. dated January 15, 2013 (10)

(xliii)
Addendum to Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Western Reserve Life Assurance Co. of Ohio and Transamerica Capital, Inc. dated May 1, 2011 (10)

(xliv)
Amendment No.6 to Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Western Reserve Life Assurance Co. of Ohio and Transamerica Capital, Inc. dated May 1, 2014 (22)

(xlv)
Amendment No.7 to Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Transamerica Premier Life Insurance Company (formerly, Western Reserve Life Assurance Co. of Ohio) and Transamerica Capital, Inc. dated September 30, 2014 (22)

(xlvi)
Amendment No.8 to Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Transamerica Premier Life Insurance Company (formerly, Western Reserve Life Assurance Co. of Ohio) and Transamerica Capital, Inc. dated October 24, 2014 (22)

(i)		Not Applicable
(j)		Not Applicable
(k)		Legal Opinion
	(i)	Legal Opinion and Consent of Arthur D. Woods, Esq. (2 5 )
(l)		Actuarial Opinion
	(i)	Opinion and Consent of Nik Godon (2 5 )
(m)		Sample Hypothetical Illustration (6)
(n)		Other Opinions:
	(i)	Written Consent of PricewaterhouseCoopers LLP (2 5 )

(o)		Not Applicable
(p)		Not Applicable
(q)		Redeemability Exemption
Memorandum describing issuance, transfer and redemption procedures (21)
(r)		Powers of Attorney for: (2 4 )
	(i)	Blake S. Bostwick
	(ii)	C. Michael van Katwijk
	(iii)	Mark W. Mullin
	(iv)	Ja y Orlandi
	(v)	David Schulz
	(vi)	Eric J. Martin

 ________________________________
(1)	This exhibit was previously filed on Post-Effective Amendment No. 16 to Form S-6 Registration Statement dated April 21, 1998 (File No. 33-31140) and is incorporated herein by reference.
(2)	This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-6 Registration Statement dated January 31, 2003 (File No. 333-100993) and is incorporated herein by reference.
(3)	This exhibit was previously filed on the Initial Registration Statement to Form S-6 dated April 5, 2001 (File No. 333-58322) and is incorporated herein by reference.
(4)	This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form S-6 Registration Statement dated April 21, 1999 (File No. 333-62397) and is incorporated herein by reference.
(5)	This exhibit was previously filed on the Initial Registration Statement to Form N-6 Registration Statement dated August 6, 2003 (File No. 333-107705) and is incorporated herein by reference.
(6)	This exhibit was previously filed on Post-Effective Amendment No. 1 to Form N-6 Registration Statement dated February 26, 2004 (File No. 333-107705) and is incorporated herein by reference.
(7)	This exhibit was previously filed on the Initial Registrations Statement to Form N-6 Registration Statement dated June 14, 2006 (File No. 333-135005) and is incorporated herein by reference.
(8)	This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-6 Registration Statement dated October 16, 2007 (File 333-144117) and is incorporated herein by reference.
(9)	This exhibit was previously filed on Post-Effective Amendment No. 6 to Form N-6 Registration Statement dated April 27, 2009 (File No. 333-135005) and is incorporated herein by reference.
(10)	This exhibit was previously filed on Post-Effective Amendment No. 13 to Form N-6 Registration Statement dated April 18, 2011 (File No. 333-110315) and is incorporated herein by reference.
(11)	This exhibit was previously filed on Post-Effective Amendment No. 16 to Form N-6 Registration Statement dated April 18, 2012 (File No. 333-107705) and is incorporated herein by reference.
(12)	This exhibit was previously filed on Post-Effective Amendment No. 15 to Form N-6 Registration Statement dated April 22, 2013 (File No. 333-110315) and is incorporated herein by reference.
(13)	This exhibit was previously filed on Post-Effective Amendment No. 16 to Form N-6 Registration Statement dated April 29, 2014 (File No. 333-110315) and is incorporated herein by reference.
(14)	This exhibit was previously filed on Post-Effective Amendment No. 18 to Form N-6 Registration Statement dated April 29, 2014 (File No. 333-107705) and is incorporated herein by reference.
(15)	This exhibit was previously filed on the Initial Registration Statement dated October 1, 2014 (File No. 333-199047) and is incorporated herein by reference.
(16)	This exhibit was previously filed on Post-Effective amendment No. 5 to Form N-4 Registration Statement dated April 29, 2009 (File No. 333-146323) and is incorporated herein by reference.
(17)	This exhibit was previously filed on Post-Effective amendment No. 9 to Form N-4 Registration Statement dated April 25, 2013 (File No. 333-146323) and is incorporated herein by reference.
(18)	This exhibit was previously filed on Post-Effective amendment No. 10 to Form N-4 Registration Statement dated April 30, 2014 (File No. 333-146323) and is incorporated herein by reference.
(19)	This exhibit was previously filed on Post-Effective amendment No. 9 to Form N-4 Registration Statement dated April 25, 2013 (File No. 333-146323) and is incorporated herein by reference.
(20)	Incorporated herein by reference to initial filing on Form N-4 Registration Statement (File 333-138040) filed on October 17, 2006.
(21)	This exhibit was previously filed on the Initial Registration Statement to Form N-6 dated October 1, 2014 (File No. 333-199047) and is incorporated herein by reference.
(22)	This exhibit was previously filed on Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-199047) filed on April 28, 2015.
(23)	This exhibit was previously filed on Post-Effective Amendment No. 2 to Form N-6 Registration Statement (File No. 333-199047) filed on April 27, 2016.
(24)	This exhibit was previously filed on Post-Effective Amendment No. 3 to Form N-6 dated April 26, 2017 (File No. 333-199047) and is incorporated herein by reference.
(25)	File herewith.

Item 27.	Directors and Officers of the Depositor

Name	Principal Business Address	Position and Offices with Depositor
Blake B. Bostwick	(1)	Director and President
C. Michiel van Katwijk	(2)	Director, Chief Financial Officer, Executive Vice President and Treasurer
Mark W. Mullin	(2)	Director and Chairman of the Board
Jason Orlandi	(2)	Director, Executive Vice President, General Counsel and Secretary
David Schulz	(3)	Director, Chief Tax Officer and Senior Vice President
Eric J. Martin	(3)	Assistant Treasurer, Controller and Senior Vice President
__________________________
(1)	1801 California Street, Suite 5200, Denver, CO 80202-2642
(2)	100 Light St., Baltimore, MD 21202
(3)	4333 Edgewood Road, N.E., Cedar Rapids. Iowa 52499-0001

Item 28.  Persons Controlled by or Under Common Control with the Depositor or Registrant

As of December 31, 2016, the following pages shows all corporations directly or indirectly controlled or under common control, with the Depositor, showing the state or other sovereign power under the laws of which each is organized and the percentage ownership of voting securities giving rise to the control relationship.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
25 East 38th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
239 West 20th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
313 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
319 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
AEGON Affordable Housing Debt Fund I, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding, LLC	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
Aegon Community Investments 50, LLC	Delaware
Members:  Aegon Community Investments 50, LLC (0.10%); Transamerica Financial Life Insurance Company (25.49750%); Transamerica Premier Life Insurance Company (25.49750%); non-AEGON affiliate, Citibank, N.A. (48.9950%)
Investments
Aegon Community Investments 51, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Direct Marketing Services, Inc.	Maryland	Transamerica Premier Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company
AEGON Direct Marketing Services International, Inc.	Maryland	100% AUSA Holding, LLC	Marketing arm for sale of mass marketed insurance coverage
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing
AEGON Funding Company, LLC.	Delaware	Sole Member: Transamerica Corporation	Issue debt securities-net proceeds used to make loans to affiliates
Aegon Global Services, LLC	Iowa	Sole Member: Commonwealth General Corporation	Holding company
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance
Aegon LIHTC Fund 50, LLC	Delaware
Members:  Aegon Community  Investments 50, LLC (0.01%); Transamerica Financial Life Insurance Company (25.49750%); Transamerica Premier Life Insurance Company (25.49750%); non-
Sole Member:  Aegon Community Investments 50, LLC (managing member)
Investments
Aegon LIHTC Fund 51, LLC	Delaware	Sole Member: Aegon Community Investments 51, LLC	Investments
AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (84.3972%) ; Transamerica Premier Life Insurance Company (15.6028%)	Investment vehicle for securities lending cash collateral
AEGON Management Company	Indiana	100% Transamerica Corporation	Holding company
AEGON N.V.	Netherlands	22.446% of Vereniging AEGON Netherlands Membership Association	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff's physical injury claims against property and casualty insurance companies.
AEGON USA Asset Management Holding, LLC	Iowa	Sole Member: AUSA Holding, LLC	Holding company
AEGON USA Investment Management, LLC	Iowa	Sole Member: AEGON USA Asset Management Holding, LLC	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, LLC	Iowa	Sole Member: AEGON USA Asset Management Holding, LLC	Administrative and investment services
AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive
AHDF Manager I, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
ALH Properties Eight LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	Sole Member: FGH USA LLC	Real estate
AMTAX HOLDINGS 308, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 347, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 388, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AMTAX HOLDINGS 483, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 546, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 559, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 561, LLC	Ohio	TAHP Fund VII, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 567, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 588, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 613, LLC	Ohio	Garnet LIHTC Fund VII, LLC - 99% member; Cupples State LIHTC Investors, LLC - 1% member; TAH Pentagon Funds, LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 639, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 649, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 672, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 713, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
Apollo Housing Capital Arrowhead Gardens, LLC	Delaware	Sole Member: Garnet LIHTC Fund XXXV, LLC	Affordable housing
AUIM Credit Opportunities Fund, Ltd.	Delaware	100% AEGON USA Investment Management, LLC	Investment vehicle
AUSA Holding, LLC	Maryland	Sole Member: 100% Transamerica Corporation	Holding company
AUSA Properties, Inc.	Iowa	100% AEGON USA Realty Advisors, LLC	Own, operate and manage real estate
AXA Equitable AgriFinance, LLC	Delaware	Members: AEGON USA Realty Advisors, LLC (50%); AXA Equitable Life Insurance Company, a non-affiliate of AEGON (50%)	Agriculturally-based real estate advisory services

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Barfield Ranch Associates, LLC	Florida	Members: Mitigation Manager, LLC (50%); non-affiliate of AEGON, OBPFL-Barfield, LLC (50%)	Investments
Bay Area Community Investments I, LP	California	Partners: 69.995% Transamerica Life Insurance Company; 29.995% Transamerica Premier Life Insurance Company; 0.01% Transamerica Affordable housing, Inc.	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments in low income housing tax credit properties
Carle Place Leasehold SPE, LLC	Delaware	Sole Member: Transamerica Financial Life Insurance Company	Lease holder
Cedar Funding, Ltd.	Cayman Islands	100% Transamerica Life Insurance Company	Investments
Commonwealth General Corporation	Delaware	100% Transamerica Corporation	Holding company
Creditor Resources, Inc.	Michigan	100% AUSA Holding, LLC	Credit insurance
CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
Cupples State LIHTC Investors, LLC	Delaware	Sole Member: Garnet LIHTC Fund VIII, LLC	Investments
FD TLIC, Limited Liability Company	New York	100% Transamerica Life Insurance Company	Broadway production
FGH Realty Credit LLC	Delaware	Sole Member: FGH USA, LLC	Real estate
FGH USA LLC	Delaware	Sole Member: RCC North America LLC	Real estate
FGP 90 West Street LLC	Delaware	Sole Member: FGH USA LLC	Real estate
FGP West Street LLC	Delaware	Sole Member: FGP West Mezzanine LLC	Real estate
Fifth FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary
Firebird Re Corp.	Arizona	100% Transamerica Corporation	Captive insurance company
First FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Fourth FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100% Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments
Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments
Garnet Community Investments, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments III, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments IX, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments X, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XII, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XVIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XXX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XL, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XLI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIV, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIX, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet ITC Fund XLIII, LLC	Delaware	Members: Garnet Community Investments XLIII, LLC (0%) asset manager: non-affiliate of AEGON, Solar TC Corp. (100%) investor member	Investments
Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XII-A, LLC	Delaware	Members: Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-B, LLC	Delaware	Members: Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XII-C, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XIII-A, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIV, LLC	Delaware	Members: 0.01% Garnet Community Investments, LLC (0.01%); Wells Fargo Bank, N.A. (49.995%); and Goldenrod Asset Management, Inc.(49.995%), both non-AEGON affiliates	Investments
Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments
Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Special Situations Investing Group II, LLC, a non-affiliate of AEGON (99.99%)	Investments
Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (0.01%); Verizon Capital Corp., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XX, LLC	Delaware	Sole Member - Garnet Community Investments XX, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXI, LLC	Delaware	Sole Member: Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIV, LLC	Delaware
Members:  Garnet Community Investments XXIV, LLC (0.01% as Managing Member); Transamerica Life Insurance Company (21.26%); non-affiliates of AEGON:  New York Life Insurance Company (25.51%), New York Life Insurance and Annuity Corporation (21.73%) and Principal Life Insurance Company (31.49%)
Investments
Garnet LIHTC Fund XXV, LLC	Delaware	Members: Garnet Community Investment XXV, LLC (0.01%); Garnet LIHTC Fund XXVIII LLC (1%); non-affiliates of AEGON: Mt. Hamilton Fund, LLC (97.99%); Google Affordable housing I LLC (1%)	Investments
Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments
Garnet LIHTC Fund XXVII, LLC	Delaware
Members:  Garnet Community Investments XXVII, LLC (0.01%); Transamerica Life Insurance Company (16.7045%); non-affiliates of AEGON:  Aetna Life Insurance Company (30.2856%); New York Life Insurance Company (22.7142%); ProAssurance Casualty Company (3.6343%); ProAssurance Indemnity Company (8.4800%); State Street Bank and Trust Company (18.1714%)
Investments
Garnet LIHTC Fund XXVIII, LLC	Delaware
Members:  Garnet Community Investments XXVIII LLC (0.01%); non-affiliates of AEGON:  USAA Casualty Insurance Company (17.998%); USAA General Indemnity Company (19.998%); USAA Life Insurance Company (3.999%); United Services Automobile Association (57.994%)
Investments
Garnet LIHTC Fund XXIX, LLC	Delaware	Members: Garnet Community Investments XXIX, LLC (.01%); non-affiliate of AEGON: Bank of America, N.A. (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXX, LLC	Delaware	Members: Garnet Community Investments XXX, LLC (0.01%); non-affiliate of AEGON, New York Life Insurance Company (99.99%)	Investments
Garnet LIHTC Fund XXXI, LLC	Delaware	Members: Garnet Community Investments XXXI, LLC (0.1%); non-affiliates of AEGON: Thunderbolt Peak Fund, LLC (98.99%); Google Affordable housing I, LLC (1%)	Investments
Garnet LIHTC Fund XXXII, LLC	Delaware	Sole Member: Garnet Community Investments XXXVII, LLC.	Investments
Garnet LIHTC Fund XXXIII, LLC	Delaware	Members: Garnet Community Investment XXXIII, LLC (0.01%); non-affiliate of AEGON, NorLease, Inc. (99.99%)	Investments
Garnet LIHTC Fund XXXIV, LLC	Delaware	Members: non-AEGON affiliate, U.S. Bancorp Community Development Corporation (99.99%); Garnet Community Investments XXXIV, LLC (.01%)	Investments
Garnet LIHTC Fund XXXV, LLC	Delaware	Members: Garnet Community Investment XXXV, LLC (0.01%); non-affiliate of AEGON, Microsoft Corporation (99.99%)	Investments
Garnet LIHTC Fund XXXVI, LLC	Delaware	Members: Garnet Community Investments XXXVI, LLC (1%) as managing member; JPM Capital Corporation, a non-AEGON affiliate (99%) as investor member	Investments
Garnet LIHTC Fund XXXVII, LLC	Delaware	Members: Garnet Community Investments XXXVII, LLC (.01%); LIH Realty Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXXVIII, LLC	Delaware	Members: Garnet Community Investments XXXVIII, LLC, non-member manager; non-affiliate of AEGON, Norlease, Inc. (100%)	Investments
Garnet LIHTC Fund XXXIX, LLC	Delaware	Members: Garnet Community Investments XXXIX, LLC at 1% managing member and non-AEGON affiliate, FNBC Leasing Corporation as the 99% investor member.	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XL, LLC	Delaware	Members: Garnet Community Investments XL, LLC as a .01% member and non-AEGON affiliate, Partner Reinsurance Company of the U.S. as the 99.99% member.	Investments
Garnet LIHTC Fund XLI, LLC	Delaware
Members:  Transamerica Life Insurance Company (9.990%) and Garnet Community Investments XLI, LLC (.01% managing member); non-AEGON affiliates :  BBCN Bank (1.2499%), East West Bank (12.4988%), Opus Bank (12.4988%), Standard Insurance Company (24.9975%), Mutual of Omaha (12.4988%), Pacific Western Bank (7.4993%) and Principal Life Insurance Company (18.7481%).
Investments
Ganet LIHTC Fund XLII, LLC	Delaware	Members: Garnet Community Investments XLII, LLC (.01%) managing member; non-affiliates of AEGON: Community Trust Bank (83.33%) investor member; Metropolitan Bank (16.66%) investor member.	Investments
Garnet LIHTC Fund XLIV-A, LLC	Delaware	Sole Member: ING Capital, LLC; Asset Manager: Garnet Community Investments XLIV, LLC (0% interest)	Investments
Garnet LIHTC Fund XLIV-B, LLC	Delaware	Sole Member: Lion Capital Delaware, Inc.; Asset Manager: Garnet Community Investments XLIV, LLC (0% interest)	Investments
Garnet LIHTC Fund XLVI, LLC	Delaware	Members: Garnet Community Investments XLVI, LLC (0.01%) managing member; non-affiliate of AEGON, Standard Life Insurance Company (99.99%) investor member	Investments
Garnet LIHTC Fund XLVII, LLC	Delaware
Members:   Garnet Community Investments XLVII, LLC (1%) managing member; Transamerica Premire Life Insurance Company (14%) investor member; non-affiliate of AEGON:  Citibank, N.A. (49%) investor member; New York Life Insurance Company (20.5%) investor member and New York Life Insurance and Annuity Corporation (15.5%) investor member.
Investments
Garnet LIHTC Fund XLVIII, LLC	Delaware	Sole Member: Garnet Community Investments XLVIII, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Harbor View Re Corp.	Hawaii	100% Commonwealth General Corporation	Captive insurance company
Horizons Acquisition 5, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Horizons St. Lucie Development, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Imani Fe, LP	California
Partners:  Garnet LIHTC Fund XIV, LL (99.99% investor limited partner); Transamerica Affordable housing, Inc. (non-owner manager); non-affiliates of AEGON:  ABS Imani Fe, LLC (.0034% class A limited partner); Central Valley Coalition for Affordable housing (.0033% co-managing general partner); Grant Housing and Economic Development Corporation (.0033% managing partner)
Affordable housing
InterSecurities Insurance Agency, Inc.	California	100% Transamerica Premier Life Insurance Company	Insurance agency
Interstate North Office Park GP, LLC	Delaware	Sole Member: Interstate North Office Park Owner, LLC	Investments
Interstate North Office Park, LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Interstate North Office Park Owner, LLC	Delaware	Sole Member: Investors Warranty of America, LLC	Investments
Interstate North Office Park (Land) GP, LLC	Delaware	Sole Member: Interstate North Office Park Owner, LLC	Investments
Interstate North Office Park (Land) LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Investors Warranty of America, LLC	Iowa	Sole Member: Transamerica Life Insurance Company	Leases business equipment
Ironwood Re Corp.	Hawaii	100% Transamerica Corporation	Captive insurance company
LCS Associates, LLC	Delaware	Sole Member: Investors Warranty of America, LLC	Investments
Life Investors Alliance LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities
LIHTC Fund XLV, LLC	Delaware	Non-Member Manager: Garnet Community Investments XLV, LLC (0%)	Investments
LIHTC Fund XLIX, LLC	Delaware	Sole Member: Garnet Community Investments XLIX, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.
LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company
LIICA Re II, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding, LLC	Trust company
Mitigation Manager, LLC	Delaware	Sole Member: Investors Warranty of America, LLC	Investments
MLIC Re I, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Money Services, Inc.	Delaware	100% AUSA Holding, LLC
Provides certain financial services for affiliates including, but not limited to, certain intellectual property, computer and computer-related software and hardware services, including procurement and contract services to some or all of the members of the AEGON Group in the United States and Canada.

Monumental Financial Services, Inc.	Maryland	100% Transamerica Corporation	DBA in the State of West Virginia for United Financial Services, Inc.
Monumental General Administrators, Inc.	Maryland	100% AUSA Holding, LLC	Provides management services to unaffiliated third party administrator
nVISION Financial, Inc.	Iowa	100% AUSA Holding, LLC	Special-purpose subsidiary
New Markets Community Investment Fund, LLC	Iowa	Members: AEGON Institutional Markets, Inc.(50%); AEGON USA Realty Advisors, Inc. (50%)	Community development entity
Oncor Insurance Services, LLC	Iowa	Sole Member - Life Investors Financial Group, Inc.	Direct sales of term life insurance
Osceola Mitigation Partners, LLC	Florida	Members: Mitigation Manager, LLC (50%); non-affiliate of AEGON, OBPFL-MITBK, LLC (50%)	Investmetns
Pearl Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Pearl Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Peoples Benefit Services, LLC	Pennsylvania	Sole Member - Transamerica Life Insurance Company	Special-purpose subsidiary
Pine Falls Re, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Placer 400 Investors, LLC	California	Members: Investors Warranty of America, LLC (50%); non-affiliate of AEGON, AKT Placer 400 Investors, LLC (50%)	Investments
Primus Guaranty, Ltd.	Bermuda	Members: Transamerica Life Insurance Company (20% 13.1%) and non-affiliates of AEGON and the public holders own the remainder.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
PSL Acquisitions Operating, LLC	Iowa	Sole Member: Investors Warranty of America, LLC	Owner of Core subsidiary entities
RCC North America LLC	Delaware	Sole Member: Transamerica Corporation	Real estate
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (92.%); Transamerica Financial Life Insurance Company (7.5%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (74.4% ); Transamerica Premier Life Insurance Company (25.6%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Transamerica Premier Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (53.6%).	Real estate alternatives investment
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
SB Frazer Owner, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Second FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Seventh FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% Transamerica Corporation	Dormant
Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote - Transamerica Corporation. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
St. Lucie West Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Stonebridge Reinsurance Company	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership.
TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable housing, Inc.	Serve as a general partner in a lower-tier tax credit entity
TAHP Fund 1, LLC	Delaware	Sole Member - Garnet LIHTC Fund IX, LLC	Real estate investments
TAHP Fund 2, LLC	Delaware	Sole Member - Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit
TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estate investments
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property.
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
The AEGON Trust Advisory Board: Mark W. Mullin, Alexander R. Wynaendts, and Jay Orlandi	Delaware	100% AEGON International B.V.	Voting Trust
THH Acquisitions, LLC	Iowa	Sole Member - Investors Warranty of America, LLC	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, LLC and holder of foreclosed real estate.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TLIC Oakbrook Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
TLIC Riverwood Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
TLIC Watertree Reinsurance Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
Tradition Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Tradition Irrigation Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Irrigation company
Tradition Land Company, LLC	Iowa	Sole Member: Investors Warranty of America, LLC	Acquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed real estate.
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Advisors Life Insurance Company	Arkansas	100% Transamerica Corporation	Insurance company
Transamerica Affinity Marketing Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership
Transamerica Agency Network, Inc.	Iowa	100% AUSA Holding, LLC	Special purpose subsidiary
Transamerica Annuity Service Corporation	New Mexico	100% Commonwealth General Corporation	Performs services required for structured settlements
Transamerica Asset Management, Inc.	Florida	Transamerica Premier Life Insurance Company owns 77%; AUSA Holding, LLC owns 23%.	Fund advisor
Transamerica Aviation LLC	Delaware	Sole Member: TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica (Bermuda) Services Center, Ltd.	Bermuda	100% AEGON International B.V.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding, LLC	Broker/Dealer
Transamerica Casualty Insurance Company	Ohio	100% Transamerica Corporation	Insurance company
Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company
Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance
Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	1,000 shares owned by AUSA Holding, LLC; 209 shares owned by Commonwealth General Corporation; 729 shares owned by AEGON Asset Management Services, Inc.	Broker/Dealer
Transamerica Financial Life Insurance Company	New York	88% Transamerica Corporation; 12% Transamerica Life Insurance Company	Insurance
Transamerica Fund Services, Inc.	Florida	Transamerica Premier Life Insurance Company owns 44%; AUSA Holding, LLC owns 56%	Mutual fund
Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing
Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Consultants, LLC	Maryland	Members: 51% Beth Lewellyn; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% Transamerica Corporation	Reinsurance
Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Commonwealth General Corporation	Insurance and reinsurance consulting
Transamerica Investment Management, LLC	Delaware	Sole Member - AEGON USA Asset Management Holding, LLC	Investment advisor
Transamerica Investors Securities Corporation	Delaware	100% Transamerica Retirement Solutions, LLC	Broker/Dealer
Transamerica Leasing Holdings Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life Insurance Company	Iowa	100% - Commonwealth General Corporation	Insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda - - will primarily write fixed universal life and term insurance
Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Commonwealth General Corporation	Life insurance
Transamerica Premier Life Insurance Company	Iowa	100% Commonwealth General Corporation	Insurance Company
Transamerica Pyramid Properties LLC	Iowa	Sole Member: Transamerica Premier Life Insurance Company	Realty limited liability company
Transamerica Realty Investment Properties LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Realty limited liability company
TABR Realty Services, LLC	Delaware	Sole Member: AUSA Holding, LLC	Real estate investments
Transamerica Resources, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides education and information regarding retirement and economic issues.
Transamerica Retirement Advisors, LLC	Delaware	Sole Member: Transamerica Retirement Solutions, LLC	Investment advisor
Transamerica Retirement Insurance Agency, LLC	Delaware	Sole Member: Transamerica Retirement Solutions, LLC	Conduct business as an insurance agency.
Transamerica Retirement Solutions, LLC	Delaware	Sole Member: AUSA Holding, LLC	Retirement plan services.
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.
Transamerica Travel and Conference Services, LLC	Iowa	Sole Member: Money Services, Inc.	Travel and conference services
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
Transamerica Ventures, LLC	Delaware	Sole Member: AUSA Holding, LLC	Investments
Transamerica Ventures Fund, LLC	Delaware	100% AUSA Holding, LLC	Investments
United Financial Services, Inc.	Maryland	100% Transamerica Corporation	General agency
Universal Benefits, LLC	Iowa	Sole Member: AUSA Holding, LLC	Third party administrator
WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
WFG Properties Holdings, LLC	Georgia	Sole Member: World Financial Group, Inc.	Marketing
WFG Reinsurance Limited	Hawaii	51% owned by World Financial Group, Inc.; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd.	Reinsurance
WFG Securities Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
World Financial Group Canada Inc.	Canada	100% World Financial Group Holding Company of Canada Inc.	Marketing
World Financial Group Holding Company of Canada Inc.	Canada	100% Commonwealth General Corporation	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Transamerica Premier Life Insurance Company	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
Yarra Rapids, LLC	Delaware	Members are: Real Estate Alternatives Portfolio 4MR, LLC (49%) and non-AEGON affiliate (51%)	Real estate investments
Zahorik Company, Inc.	California	100% AUSA Holding, LLC	Inactive
Zero Beta Fund, LLC	Delaware
Members are:  Transamerica Life Insurance Company (71.6%~~)~~;  Transamerica Premier Life Insurance Company (16.8%); Transamerica Financial Life Insurance Company (9.3%); Firebird Re Corp. (1.7%); Transamerica Advisors Life Insurance Company (0.7%).  Manager:  AEGON USA Investment Management LLC
Aggregating vehicle formed to hold various fund investments .

Item 29. Indemnification

 The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter

(a) Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA B, Separate Account VA Q, Separate Account VA FF, Separate Account VA HH, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Separate Account VUL-A, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account, TFLIC Series Life Account, TFLIC Pooled Account No. 44, ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II.  These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Annuity Account, WRL Series Annuity Account B, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account and Separate Account VL E.  This account is a separate account of Transamerica Premier Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II.  These accounts are separate accounts of Transamerica Advisors Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds, Transamerica Investors, Inc., Transamerica Partners Funds Group, Transamerica Partners Funds Group II, Transamerica Partners Portfolios, and Transamerica Asset Allocation Variable Funds.

(b) Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter
Brian Beitzel	(2)	Director, Treasurer and Chief Financial Officer
Joe Boan	(1)	Director and Vice President
David R. Paulsen	(3)	Director, Chief Executive Officer, President and Chairman of the Board
Mike Curran	(3)	Chief Compliance Officer
Amy E. Angle	(2)	Secretary
Vincent J. Toner	(3)	Vice President
John Koehler	(3)	Vice President
Alison Ryan	(4)	Assistant Secretary
(1)   100 Light Street, Floor B1, Baltimore, MD  21202
(2)   4333 Edgewood Road N.E., Cedar Rapids, IA  52499-0001
(3)   1801 California Street, Suite 5200, Denver, CO  80202
(4)   1150 S. Olive St., Los Angeles, CA  90015

(c) Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Events Occasioning the Deduction of A Deferred Sales Load	Brokerage Commissions	Other Compensation
Transamerica Capital, Inc.	$0	0	$ 0	0

(1) Fiscal year 2016.

Item 31. Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Transamerica Premier Life Insurance Company at 570 Carillon Parkway, St. Petersburg, Florida 33716, 12855 Starkey Road, Largo, Florida 33773 or 4333 Edgewood Road, NE, Cedar Rapids, Iowa 52499-0001.

Item 32. Management Services

Not Applicable

Item 33. Fee Representation

Transamerica Premier Life Insurance Company ("Transamerica Premier") hereby represents that the fees and charges deducted under the Transamerica® Xcelerator Exec, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Premier.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 3 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of St. Petersburg, State of Florida, on this 26th day of April 2017.

WRL SERIES LIFE ACCOUNT (Registrant)

Transamerica Premier Life Insurance Company (Depositor)

By: Blake S. Bostwick
Director and President
of Transamerica Premier Life Insurance Company

 Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on April 26, 2017:

Blake S. Bostwick* Blake S. Bostwick	Director and President

C. Michiel van Katwijk* C. Michiel van Katwijk	Director, Chief Financial Officer, Executive Vice President and Treasurer

Mark W. Mullin* Mark W. Mullin	Director and Chairman of the Board

Jay Orlandi* Jay Orlandi	Director, Executive Vice President, General Counsel and Secretary

David Schulz David Schulz	Director, Chief Tax Officer and Senior Vice President

Eric J. Martin* Eric J. Martin	Assistant Treasurer, Controller and Senior Vice President

s/ Arthur D. Woods *By: Arthur D. Woods, Esq.

*By: Arthur D. Woods – Attorney-in-Fact pursuant to Powers of Attorney previously filed

Exhibit Index
Exhibit No.	Description of Exhibit

26(k)(i)	Legal Opinion & Consent of Arthur D. Woods, Esq.
26(l)(i)	Actuarial Opinion and Consent of Nik Godon
26(n)(i)	Written Consent of PricewaterhouseCoopers LLP